UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2013


[LOGO OF USAA]
   USAA(R)

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

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       SEMIANNUAL REPORT
       USAA INTERMEDIATE-TERM BOND FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JANUARY 31, 2013

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PRESIDENT'S MESSAGE

"AS I WRITE TO YOU, INVESTORS ARE SHOWING          [PHOTO OF DANIEL S. McNAMARA]
A GROWING APPETITE FOR RISK."

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MARCH 2013

At the beginning of January of this year, the "fiscal cliff" had been averted. However, the deal reached by Congress was less than perfect and on March 1, sequestration took effect after Congress was unable to come up with a long- term plan to resolve our nation's toughest fiscal challenges. Due to the legally-mandated sequestration, I expect the country's fiscal condition to remain in flux.

As part of the fiscal cliff agreement, lawmakers blocked some large tax increases, but they allowed the payroll tax holiday to expire and raised the tax rate on individuals earning more than $400,000 a year ($450,000 for couples). They also approved a smaller-than-expected increase in the capital gains tax. However, Congress delayed action on the "sequester," until spring, which mandates automatic, across-the-board spending cuts.

In the meantime, U.S. economic growth appears to have slowed. After generating 3.1% real gross domestic product (GDP) growth in the third quarter of 2012, the U.S. economy contracted during the fourth quarter. Looking ahead, I believe U.S. economic growth to remain below 2%, although the housing market, which continues to improve, is a bright spot. Although Congress has allowed the sequester to be implemented, the effect of spending cuts alone should not have a material impact on the growth of U.S. GDP. Nonetheless, along with the January tax increases, this could further weaken economic growth over the next few calendar quarters.

The U.S. Federal Reserve (the Fed) continues to do all it can to boost economic growth and reduce unemployment. During September 2012, it launched a third round of quantitative easing (QE3), making an open-ended commitment to buy mortgage-backed securities. The Fed went even further in December of last year, making a commitment -- also open ended -- to buy long-term U.S. Treasury securities every month starting in January 2013. By the end of the reporting period, the U.S. central bank was pumping money into the U.S. economy. The Fed also has kept short-term interest rates at exceptionally low levels and is unlikely to raise rates in the near future. However, according to minutes from recent meetings, Fed governors are debating the timing of a rate increase relative to certain economic thresholds.

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As I write to you, investors are showing a growing appetite for risk. U.S. stock prices, as represented by the S&P 500(R) Index, climbed during the reporting period. But I am troubled that few of these gains can be attributed to earnings and dividends. Approximately two thirds of the price appreciation was the result of multiple expansions. In other words, investors appeared to favor stocks for their own sake, not for the earnings growth of the underlying companies themselves. This suggests that some people are investing in stocks just because their prices are rising, which indicates a certain amount of complacency. Indeed, at the time of this writing, the "fear index," the VIX (a measure of market volatility), is extremely low.

Meanwhile, fixed-income securities were less in favor. Some observers even predicted the "demise" of bonds as an asset class. Hyperbole aside, I believe that many people forget how large and diverse the fixed-income market is. It comprises many types of bonds, U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes perform differently from each other. For example, during the reporting period, investment-grade corporate bonds outperformed U.S. Treasury securities and high-yield bonds outperformed investment-grade corporate bonds. That said, I believe that bonds will not experience the same level of price appreciation they have experienced in recent years. In my opinion, fixed-income securities have returned to their historic role as an income-accumulation vehicle.

Looking ahead, our short-term outlook is cautious. The U.S. economy remains fragile and no one knows how the looming sequester will affect GDP growth. In this environment, we believe our disciplined investment approach -- which seeks to identify attractive opportunities while minimizing potential risks -- is particularly advantageous. On behalf of everyone at USAA Asset Management Company, thank you for allowing us to serve your investment needs. We appreciate your continued confidence.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

VIX is a trademarked ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of S&P 500 index.

As interest rates rise, bond prices fall. o Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met.

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange.

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TABLE OF CONTENTS

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FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                 17

    Notes to Portfolio of Investments                                        44

    Financial Statements                                                     49

    Notes to Financial Statements                                            52

EXPENSE EXAMPLE                                                              71

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA INTERMEDIATE-TERM BOND FUND'S (THE FUND) INVESTMENT OBJECTIVE IS HIGH CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in a broad range of debt securities that have a dollar-weighted average portfolio maturity between three to 10 years. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF MATTHEW FREUND]                               [PHOTO OF JULIANNE BASS]
   MATTHEW FREUND, CFA                                     JULIANNE BASS, CFA
   USAA Asset                                              USAA Asset
   Management Company                                      Management Company

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o HOW DID THE USAA INTERMEDIATE-TERM BOND FUND (THE FUND SHARES) PERFORM DURING THE REPORTING PERIOD?

    At the end of the reporting period, the Fund Shares provided a total return of 4.36%. During the same period, the Barclays U.S. Aggregate Bond Index (the Index) returned -0.29% and the Lipper Intermediate Investment Grade Funds Index returned 1.39%. At the same time, the Fund Shares provided a one-year dividend yield of 4.60%, compared to 2.67% for the Lipper Intermediate Investment Grade Debt Funds average.

o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Performance was volatile during the reporting period, largely because of shifting investor sentiment. When the reporting period began in August 2012, higher yielding securities were in favor and U.S. Treasuries underperformed many other fixed-income asset classes. However, later in the month, Europe's financial problems sent investors back into the perceived safety of U.S. Treasuries. Higher yielding fixed-income sectors rallied in September and October 2012 and U.S. Treasury prices fell after the European Central Bank announced a

    Refer to page 9 for benchmark definitions.

    Past performance is no guarantee of future results.

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2  | USAA INTERMEDIATE-TERM BOND FUND

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    new bond purchase program that sought to reduce intermediate-term risks to the European financial system and the Federal Reserve (the Fed) announced a third round of quantitative easing (QE3). With QE3, the Fed made an open-ended commitment to increase its balance sheet by purchasing agency mortgage-backed securities every month until the U.S. labor market strengthened.

    In late October and into November, amid uncertainty over the hotly contested U.S. presidential race, U.S. Treasury prices rose and higher-yielding securities retraced some of their gains. However, after the election, U.S. Treasuries fell back and other fixed-income sectors rallied on optimism that Congress would come to an agreement on the "fiscal cliff." Though Congress did not come to a permanent agreement, it did prevent a number of scheduled tax hikes. Certain tax increases, such as the end of the payroll tax holiday and a modest increase in the capital gains tax, took effect in January 2013. Congress postponed until March further action to avoid across-the-board cuts known as the "sequester".

    The Fed's announcement in December 2012, that it would expand its asset purchase program sent U.S. Treasury prices lower and many other fixed-income asset classes higher. In January of this year, as it became clear the United States would not fall off the fiscal cliff, U.S. Treasury prices declined further and higher yielding fixed-income asset classes continued to rally.

    For the reporting period overall, most other fixed-income asset classes outperformed U.S. Treasuries. Relative to the 10-year U.S. Treasury, which returned -2.26% (as of period end), investment-grade corporate bonds (as measured by the JP Morgan U.S. Liquid Index) posted a gain of 1.57%. U.S. Treasury yields, which move in the opposite direction of prices, increased. The 10-year U.S. Treasury yield started the reporting period at 1.56% and after some significant moves up and down, ended the reporting period at 2.02%.

    Spreads (or, the difference in yields between corporate bonds and comparable U.S. Treasuries) remained close to their long-term averages. Issuers took advantage of low interest rates and issued a

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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                    5-YEAR CONSTANT MATURITY TREASURY YIELDS

               [CHART OF 5-YEAR CONSTANT MATURITY TREASURY YIELDS]

                                               YIELD IN PERCENT
  1/1/1963                                             ND
  1/2/1963                                           3.53
  1/3/1963                                           3.53
  1/4/1963                                           3.56
  1/7/1963                                           3.57
  1/8/1963                                           3.56
  1/9/1963                                           3.56
 1/10/1963                                           3.55
 1/11/1963                                           3.54
 1/14/1963                                           3.54
 1/15/1963                                           3.53
 1/16/1963                                           3.53
 1/17/1963                                           3.56
 1/18/1963                                           3.57
 1/21/1963                                           3.60
 1/22/1963                                           3.62
 1/23/1963                                           3.62
 1/24/1963                                           3.62
 1/25/1963                                           3.61
 1/28/1963                                           3.62
 1/29/1963                                           3.63
 1/30/1963                                           3.63
 1/31/1963                                           3.65
  2/1/1963                                           3.66
  2/4/1963                                           3.66
  2/5/1963                                           3.66
  2/6/1963                                           3.65
  2/7/1963                                           3.65
  2/8/1963                                           3.65
 2/11/1963                                           3.65
 2/12/1963                                             ND
 2/13/1963                                           3.65
 2/14/1963                                           3.65
 2/15/1963                                           3.64
 2/18/1963                                           3.64
 2/19/1963                                           3.66
 2/20/1963                                           3.66
 2/21/1963                                           3.68
 2/22/1963                                             ND
 2/25/1963                                           3.68
 2/26/1963                                           3.68
 2/27/1963                                           3.68
 2/28/1963                                           3.68
  3/1/1963                                           3.67
  3/4/1963                                           3.67
  3/5/1963                                           3.67
  3/6/1963                                           3.67
  3/7/1963                                           3.67
  3/8/1963                                           3.67
 3/11/1963                                           3.68
 3/12/1963                                           3.68
 3/13/1963                                           3.68
 3/14/1963                                           3.68
 3/15/1963                                           3.68
 3/18/1963                                           3.68
 3/19/1963                                           3.68
 3/20/1963                                           3.68
 3/21/1963                                           3.68
 3/22/1963                                           3.68
 3/25/1963                                           3.69
 3/26/1963                                           3.71
 3/27/1963                                           3.72
 3/28/1963                                           3.71
 3/29/1963                                           3.71
  4/1/1963                                           3.70
  4/2/1963                                           3.70
  4/3/1963                                           3.71
  4/4/1963                                           3.70
  4/5/1963                                           3.70
  4/8/1963                                           3.72
  4/9/1963                                           3.73
 4/10/1963                                           3.76
 4/11/1963                                           3.74
 4/12/1963                                             ND
 4/15/1963                                           3.77
 4/16/1963                                           3.76
 4/17/1963                                           3.77
 4/18/1963                                           3.76
 4/19/1963                                           3.75
 4/22/1963                                           3.76
 4/23/1963                                           3.76
 4/24/1963                                           3.76
 4/25/1963                                           3.75
 4/26/1963                                           3.73
 4/29/1963                                           3.74
 4/30/1963                                           3.73
  5/1/1963                                           3.72
  5/2/1963                                           3.72
  5/3/1963                                           3.71
  5/6/1963                                           3.69
  5/7/1963                                           3.68
  5/8/1963                                           3.70
  5/9/1963                                           3.71
 5/10/1963                                           3.71
 5/13/1963                                           3.70
 5/14/1963                                           3.70
 5/15/1963                                           3.69
 5/16/1963                                           3.68
 5/17/1963                                           3.69
 5/20/1963                                           3.71
 5/21/1963                                           3.70
 5/22/1963                                           3.70
 5/23/1963                                           3.71
 5/24/1963                                           3.75
 5/27/1963                                           3.75
 5/28/1963                                           3.77
 5/29/1963                                           3.78
 5/30/1963                                             ND
 5/31/1963                                           3.78
  6/3/1963                                           3.81
  6/4/1963                                           3.80
  6/5/1963                                           3.80
  6/6/1963                                           3.80
  6/7/1963                                           3.81
 6/10/1963                                           3.80
 6/11/1963                                           3.79
 6/12/1963                                           3.81
 6/13/1963                                           3.81
 6/14/1963                                           3.82
 6/17/1963                                           3.83
 6/18/1963                                           3.83
 6/19/1963                                           3.83
 6/20/1963                                           3.82
 6/21/1963                                           3.82
 6/24/1963                                           3.82
 6/25/1963                                           3.82
 6/26/1963                                           3.82
 6/27/1963                                           3.82
 6/28/1963                                           3.82
  7/1/1963                                           3.82
  7/2/1963                                           3.86
  7/3/1963                                           3.86
  7/4/1963                                             ND
  7/5/1963                                           3.89
  7/8/1963                                           3.92
  7/9/1963                                           3.91
 7/10/1963                                           3.90
 7/11/1963                                           3.91
 7/12/1963                                           3.90
 7/15/1963                                           3.90
 7/16/1963                                           3.91
 7/17/1963                                           3.92
 7/18/1963                                           3.91
 7/19/1963                                           3.90
 7/22/1963                                           3.91
 7/23/1963                                           3.91
 7/24/1963                                           3.90
 7/25/1963                                           3.89
 7/26/1963                                           3.88
 7/29/1963                                           3.87
 7/30/1963                                           3.88
 7/31/1963                                           3.88
  8/1/1963                                           3.87
  8/2/1963                                           3.86
  8/5/1963                                           3.87
  8/6/1963                                           3.87
  8/7/1963                                           3.88
  8/8/1963                                           3.88
  8/9/1963                                           3.88
 8/12/1963                                           3.90
 8/13/1963                                           3.90
 8/14/1963                                           3.90
 8/15/1963                                           3.89
 8/16/1963                                           3.89
 8/19/1963                                           3.88
 8/20/1963                                           3.88
 8/21/1963                                           3.89
 8/22/1963                                           3.89
 8/23/1963                                           3.89
 8/26/1963                                           3.89
 8/27/1963                                           3.90
 8/28/1963                                           3.90
 8/29/1963                                           3.91
 8/30/1963                                           3.93
  9/2/1963                                             ND
  9/3/1963                                           3.94
  9/4/1963                                           3.94
  9/5/1963                                           3.97
  9/6/1963                                           3.97
  9/9/1963                                           3.97
 9/10/1963                                           3.97
 9/11/1963                                           3.96
 9/12/1963                                           3.97
 9/13/1963                                           3.97
 9/16/1963                                           3.97
 9/17/1963                                           3.97
 9/18/1963                                           3.96
 9/19/1963                                           3.95
 9/20/1963                                           3.94
 9/23/1963                                           3.94
 9/24/1963                                           3.95
 9/25/1963                                           3.95
 9/26/1963                                           3.95
 9/27/1963                                           3.94
 9/30/1963                                           3.94
 10/1/1963                                           3.93
 10/2/1963                                           3.93
 10/3/1963                                           3.93
 10/4/1963                                           3.94
 10/7/1963                                           3.95
 10/8/1963                                           3.96
 10/9/1963                                           3.97
10/10/1963                                           3.97
10/11/1963                                           3.96
10/14/1963                                           3.96
10/15/1963                                           3.97
10/16/1963                                           3.97
10/17/1963                                           3.98
10/18/1963                                           3.99
10/21/1963                                           3.99
10/22/1963                                           3.98
10/23/1963                                           3.98
10/24/1963                                           3.97
10/25/1963                                           3.98
10/28/1963                                           3.98
10/29/1963                                           4.00
10/30/1963                                           4.00
10/31/1963                                           4.01
 11/1/1963                                           4.01
 11/4/1963                                           4.02
 11/5/1963                                             ND
 11/6/1963                                           4.04
 11/7/1963                                           4.04
 11/8/1963                                           4.05
11/11/1963                                             ND
11/12/1963                                           4.03
11/13/1963                                           4.04
11/14/1963                                           4.02
11/15/1963                                           4.00
11/18/1963                                           4.00
11/19/1963                                           4.00
11/20/1963                                           4.00
11/21/1963                                           4.00
11/22/1963                                           4.00
11/25/1963                                             ND
11/26/1963                                           3.98
11/27/1963                                           3.99
11/28/1963                                             ND
11/29/1963                                           3.99
 12/2/1963                                           4.01
 12/3/1963                                           4.02
 12/4/1963                                           4.01
 12/5/1963                                           4.01
 12/6/1963                                           4.01
 12/9/1963                                           4.01
12/10/1963                                           4.02
12/11/1963                                           4.03
12/12/1963                                           4.04
12/13/1963                                           4.05
12/16/1963                                           4.07
12/17/1963                                           4.07
12/18/1963                                           4.06
12/19/1963                                           4.06
12/20/1963                                           4.07
12/23/1963                                           4.07
12/24/1963                                           4.07
12/25/1963                                             ND
12/26/1963                                           4.06
12/27/1963                                           4.05
12/30/1963                                           4.05
12/31/1963                                           4.06
  1/1/1964                                             ND
  1/2/1964                                           4.07
  1/3/1964                                           4.07
  1/6/1964                                           4.08
  1/7/1964                                           4.08
  1/8/1964                                           4.09
  1/9/1964                                           4.09
 1/10/1964                                           4.10
 1/13/1964                                           4.08
 1/14/1964                                           4.08
 1/15/1964                                           4.09
 1/16/1964                                           4.08
 1/17/1964                                           4.07
 1/20/1964                                           4.06
 1/21/1964                                           4.05
 1/22/1964                                           4.05
 1/23/1964                                           4.05
 1/24/1964                                           4.06
 1/27/1964                                           4.06
 1/28/1964                                           4.06
 1/29/1964                                           4.06
 1/30/1964                                           4.05
 1/31/1964                                           4.03
  2/3/1964                                           4.02
  2/4/1964                                           4.03
  2/5/1964                                           4.02
  2/6/1964                                           4.01
  2/7/1964                                           4.01
 2/10/1964                                           4.02
 2/11/1964                                           4.02
 2/12/1964                                             ND
 2/13/1964                                           4.02
 2/14/1964                                           4.02
 2/17/1964                                           4.02
 2/18/1964                                           4.03
 2/19/1964                                           4.03
 2/20/1964                                           4.04
 2/21/1964                                             ND
 2/24/1964                                           4.05
 2/25/1964                                           4.06
 2/26/1964                                           4.05
 2/27/1964                                           4.07
 2/28/1964                                           4.10
  3/2/1964                                           4.10
  3/3/1964                                           4.10
  3/4/1964                                           4.11
  3/5/1964                                           4.10
  3/6/1964                                           4.11
  3/9/1964                                           4.10
 3/10/1964                                           4.11
 3/11/1964                                           4.12
 3/12/1964                                           4.12
 3/13/1964                                           4.11
 3/16/1964                                           4.11
 3/17/1964                                           4.12
 3/18/1964                                           4.14
 3/19/1964                                           4.16
 3/20/1964                                           4.17
 3/23/1964                                           4.19
 3/24/1964                                           4.21
 3/25/1964                                           4.20
 3/26/1964                                           4.19
 3/27/1964                                             ND
 3/30/1964                                           4.18
 3/31/1964                                           4.16
  4/1/1964                                           4.17
  4/2/1964                                           4.18
  4/3/1964                                           4.20
  4/6/1964                                           4.19
  4/7/1964                                           4.18
  4/8/1964                                           4.16
  4/9/1964                                           4.14
 4/10/1964                                           4.15
 4/13/1964                                           4.16
 4/14/1964                                           4.16
 4/15/1964                                           4.15
 4/16/1964                                           4.14
 4/17/1964                                           4.14
 4/20/1964                                           4.14
 4/21/1964                                           4.14
 4/22/1964                                           4.14
 4/23/1964                                           4.14
 4/24/1964                                           4.15
 4/27/1964                                           4.15
 4/28/1964                                           4.15
 4/29/1964                                           4.14
 4/30/1964                                           4.13
  5/1/1964                                           4.12
  5/4/1964                                           4.10
  5/5/1964                                           4.10
  5/6/1964                                           4.10
  5/7/1964                                           4.09
  5/8/1964                                           4.06
 5/11/1964                                           4.04
 5/12/1964                                           4.03
 5/13/1964                                           4.02
 5/14/1964                                           4.01
 5/15/1964                                           4.02
 5/18/1964                                           4.02
 5/19/1964                                           4.02
 5/20/1964                                           4.05
 5/21/1964                                           4.05
 5/22/1964                                           4.04
 5/25/1964                                           4.03
 5/26/1964                                           4.03
 5/27/1964                                           4.03
 5/28/1964                                           4.03
 5/29/1964                                             ND
  6/1/1964                                           4.03
  6/2/1964                                           4.03
  6/3/1964                                           4.03
  6/4/1964                                           4.03
  6/5/1964                                           4.02
  6/8/1964                                           4.02
  6/9/1964                                           4.01
 6/10/1964                                           4.02
 6/11/1964                                           4.02
 6/12/1964                                           4.02
 6/15/1964                                           4.02
 6/16/1964                                           4.02
 6/17/1964                                           4.02
 6/18/1964                                           4.01
 6/19/1964                                           4.01
 6/22/1964                                           4.00
 6/23/1964                                           4.02
 6/24/1964                                           4.03
 6/25/1964                                           4.02
 6/26/1964                                           4.01
 6/29/1964                                           4.01
 6/30/1964                                           4.01
  7/1/1964                                           4.01
  7/2/1964                                           4.01
  7/3/1964                                             ND
  7/6/1964                                           4.01
  7/7/1964                                           4.00
  7/8/1964                                           4.00
  7/9/1964                                           4.01
 7/10/1964                                           4.01
 7/13/1964                                           4.02
 7/14/1964                                           4.02
 7/15/1964                                           4.02
 7/16/1964                                           4.03
 7/17/1964                                           4.04
 7/20/1964                                           4.05
 7/21/1964                                           4.05
 7/22/1964                                           4.04
 7/23/1964                                           4.03
 7/24/1964                                           4.03
 7/27/1964                                           4.03
 7/28/1964                                           4.04
 7/29/1964                                           4.05
 7/30/1964                                           4.05
 7/31/1964                                           4.04
  8/3/1964                                           4.04
  8/4/1964                                           4.04
  8/5/1964                                           4.04
  8/6/1964                                           4.04
  8/7/1964                                           4.05
 8/10/1964                                           4.06
 8/11/1964                                           4.07
 8/12/1964                                           4.06
 8/13/1964                                           4.06
 8/14/1964                                           4.05
 8/17/1964                                           4.05
 8/18/1964                                           4.05
 8/19/1964                                           4.05
 8/20/1964                                           4.05
 8/21/1964                                           4.05
 8/24/1964                                           4.06
 8/25/1964                                           4.06
 8/26/1964                                           4.06
 8/27/1964                                           4.06
 8/28/1964                                           4.07
 8/31/1964                                           4.07
  9/1/1964                                           4.08
  9/2/1964                                           4.09
  9/3/1964                                           4.09
  9/4/1964                                           4.09
  9/7/1964                                             ND
  9/8/1964                                           4.10
  9/9/1964                                           4.10
 9/10/1964                                           4.09
 9/11/1964                                           4.09
 9/14/1964                                           4.09
 9/15/1964                                           4.10
 9/16/1964                                           4.09
 9/17/1964                                           4.08
 9/18/1964                                           4.07
 9/21/1964                                           4.06
 9/22/1964                                           4.06
 9/23/1964                                           4.06
 9/24/1964                                           4.06
 9/25/1964                                           4.06
 9/28/1964                                           4.04
 9/29/1964                                           4.05
 9/30/1964                                           4.05
 10/1/1964                                           4.05
 10/2/1964                                           4.07
 10/5/1964                                           4.07
 10/6/1964                                           4.07
 10/7/1964                                           4.07
 10/8/1964                                           4.07
 10/9/1964                                           4.08
10/12/1964                                             ND
10/13/1964                                           4.08
10/14/1964                                           4.08
10/15/1964                                           4.08
10/16/1964                                           4.09
10/19/1964                                           4.09
10/20/1964                                           4.08
10/21/1964                                           4.07
10/22/1964                                           4.07
10/23/1964                                           4.07
10/26/1964                                           4.07
10/27/1964                                           4.06
10/28/1964                                           4.05
10/29/1964                                           4.04
10/30/1964                                           4.05
 11/2/1964                                           4.04
 11/3/1964                                             ND
 11/4/1964                                           4.04
 11/5/1964                                           4.04
 11/6/1964                                           4.04
 11/9/1964                                           4.03
11/10/1964                                           4.01
11/11/1964                                             ND
11/12/1964                                           3.99
11/13/1964                                           4.00
11/16/1964                                           4.01
11/17/1964                                           4.01
11/18/1964                                           4.01
11/19/1964                                           4.01
11/20/1964                                           4.01
11/23/1964                                           4.08
11/24/1964                                           4.09
11/25/1964                                           4.10
11/26/1964                                             ND
11/27/1964                                           4.11
11/30/1964                                           4.13
 12/1/1964                                           4.13
 12/2/1964                                           4.12
 12/3/1964                                           4.09
 12/4/1964                                           4.08
 12/7/1964                                           4.07
 12/8/1964                                           4.06
 12/9/1964                                           4.06
12/10/1964                                           4.06
12/11/1964                                           4.07
12/14/1964                                           4.08
12/15/1964                                           4.08
12/16/1964                                           4.08
12/17/1964                                           4.08
12/18/1964                                           4.09
12/21/1964                                           4.09
12/22/1964                                           4.09
12/23/1964                                           4.09
12/24/1964                                           4.09
12/25/1964                                             ND
12/28/1964                                           4.09
12/29/1964                                           4.09
12/30/1964                                           4.09
12/31/1964                                           4.12
  1/1/1965                                             ND
  1/4/1965                                           4.12
  1/5/1965                                           4.11
  1/6/1965                                           4.11
  1/7/1965                                           4.12
  1/8/1965                                           4.12
 1/11/1965                                           4.12
 1/12/1965                                           4.11
 1/13/1965                                           4.10
 1/14/1965                                           4.10
 1/15/1965                                           4.11
 1/18/1965                                           4.11
 1/19/1965                                           4.10
 1/20/1965                                           4.09
 1/21/1965                                           4.08
 1/22/1965                                           4.08
 1/25/1965                                           4.08
 1/26/1965                                           4.09
 1/27/1965                                           4.09
 1/28/1965                                           4.10
 1/29/1965                                           4.11
  2/1/1965                                           4.12
  2/2/1965                                           4.12
  2/3/1965                                           4.13
  2/4/1965                                           4.15
  2/5/1965                                           4.16
  2/8/1965                                           4.15
  2/9/1965                                           4.15
 2/10/1965                                           4.15
 2/11/1965                                           4.15
 2/12/1965                                             ND
 2/15/1965                                           4.15
 2/16/1965                                           4.15
 2/17/1965                                           4.14
 2/18/1965                                           4.15
 2/19/1965                                           4.16
 2/22/1965                                             ND
 2/23/1965                                           4.15
 2/24/1965                                           4.15
 2/25/1965                                           4.15
 2/26/1965                                           4.16
  3/1/1965                                           4.16
  3/2/1965                                           4.18
  3/3/1965                                           4.17
  3/4/1965                                           4.17
  3/5/1965                                           4.17
  3/8/1965                                           4.17
  3/9/1965                                           4.18
 3/10/1965                                           4.17
 3/11/1965                                           4.16
 3/12/1965                                           4.16
 3/15/1965                                           4.15
 3/16/1965                                           4.14
 3/17/1965                                           4.12
 3/18/1965                                           4.13
 3/19/1965                                           4.13
 3/22/1965                                           4.13
 3/23/1965                                           4.13
 3/24/1965                                           4.12
 3/25/1965                                           4.13
 3/26/1965                                           4.14
 3/29/1965                                           4.15
 3/30/1965                                           4.14
 3/31/1965                                           4.14
  4/1/1965                                           4.14
  4/2/1965                                           4.15
  4/5/1965                                           4.15
  4/6/1965                                           4.14
  4/7/1965                                           4.14
  4/8/1965                                           4.13
  4/9/1965                                           4.15
 4/12/1965                                           4.15
 4/13/1965                                           4.14
 4/14/1965                                           4.14
 4/15/1965                                           4.15
 4/16/1965                                             ND
 4/19/1965                                           4.16
 4/20/1965                                           4.16
 4/21/1965                                           4.16
 4/22/1965                                           4.16
 4/23/1965                                           4.16
 4/26/1965                                           4.16
 4/27/1965                                           4.16
 4/28/1965                                           4.16
 4/29/1965                                           4.16
 4/30/1965                                           4.16
  5/3/1965                                           4.16
  5/4/1965                                           4.14
  5/5/1965                                           4.14
  5/6/1965                                           4.14
  5/7/1965                                           4.14
 5/10/1965                                           4.15
 5/11/1965                                           4.15
 5/12/1965                                           4.16
 5/13/1965                                           4.16
 5/14/1965                                           4.15
 5/17/1965                                           4.15
 5/18/1965                                           4.15
 5/19/1965                                           4.15
 5/20/1965                                           4.15
 5/21/1965                                           4.15
 5/24/1965                                           4.15
 5/25/1965                                           4.15
 5/26/1965                                           4.14
 5/27/1965                                           4.14
 5/28/1965                                           4.15
 5/31/1965                                             ND
  6/1/1965                                           4.15
  6/2/1965                                           4.16
  6/3/1965                                           4.15
  6/4/1965                                           4.15
  6/7/1965                                           4.15
  6/8/1965                                           4.16
  6/9/1965                                           4.16
 6/10/1965                                           4.16
 6/11/1965                                           4.16
 6/14/1965                                           4.15
 6/15/1965                                           4.15
 6/16/1965                                           4.15
 6/17/1965                                           4.15
 6/18/1965                                           4.15
 6/21/1965                                           4.15
 6/22/1965                                           4.15
 6/23/1965                                           4.13
 6/24/1965                                           4.13
 6/25/1965                                           4.13
 6/28/1965                                           4.14
 6/29/1965                                           4.14
 6/30/1965                                           4.14
  7/1/1965                                           4.15
  7/2/1965                                           4.16
  7/5/1965                                             ND
  7/6/1965                                           4.16
  7/7/1965                                           4.14
  7/8/1965                                           4.14
  7/9/1965                                           4.15
 7/12/1965                                           4.15
 7/13/1965                                           4.15
 7/14/1965                                           4.15
 7/15/1965                                           4.15
 7/16/1965                                           4.15
 7/19/1965                                           4.14
 7/20/1965                                           4.14
 7/21/1965                                           4.14
 7/22/1965                                           4.15
 7/23/1965                                           4.15
 7/26/1965                                           4.15
 7/27/1965                                           4.15
 7/28/1965                                           4.15
 7/29/1965                                           4.17
 7/30/1965                                           4.18
  8/2/1965                                           4.18
  8/3/1965                                           4.18
  8/4/1965                                           4.18
  8/5/1965                                           4.19
  8/6/1965                                           4.19
  8/9/1965                                           4.19
 8/10/1965                                           4.19
 8/11/1965                                           4.20
 8/12/1965                                           4.20
 8/13/1965                                           4.20
 8/16/1965                                           4.20
 8/17/1965                                           4.22
 8/18/1965                                           4.22
 8/19/1965                                           4.21
 8/20/1965                                           4.20
 8/23/1965                                           4.21
 8/24/1965                                           4.22
 8/25/1965                                           4.21
 8/26/1965                                           4.22
 8/27/1965                                           4.22
 8/30/1965                                           4.22
 8/31/1965                                           4.22
  9/1/1965                                           4.23
  9/2/1965                                           4.23
  9/3/1965                                           4.22
  9/6/1965                                             ND
  9/7/1965                                           4.23
  9/8/1965                                           4.23
  9/9/1965                                           4.24
 9/10/1965                                           4.24
 9/13/1965                                           4.23
 9/14/1965                                           4.23
 9/15/1965                                           4.24
 9/16/1965                                           4.23
 9/17/1965                                           4.23
 9/20/1965                                           4.23
 9/21/1965                                           4.24
 9/22/1965                                           4.25
 9/23/1965                                           4.26
 9/24/1965                                           4.27
 9/27/1965                                           4.27
 9/28/1965                                           4.30
 9/29/1965                                           4.34
 9/30/1965                                           4.33
 10/1/1965                                           4.34
 10/4/1965                                           4.33
 10/5/1965                                           4.32
 10/6/1965                                           4.31
 10/7/1965                                           4.31
 10/8/1965                                           4.31
10/11/1965                                           4.31
10/12/1965                                             ND
10/13/1965                                           4.30
10/14/1965                                           4.31
10/15/1965                                           4.33
10/18/1965                                           4.34
10/19/1965                                           4.34
10/20/1965                                           4.35
10/21/1965                                           4.35
10/22/1965                                           4.34
10/25/1965                                           4.37
10/26/1965                                           4.37
10/27/1965                                           4.37
10/28/1965                                           4.39
10/29/1965                                           4.40
 11/1/1965                                           4.43
 11/2/1965                                             ND
 11/3/1965                                           4.44
 11/4/1965                                           4.45
 11/5/1965                                           4.48
 11/8/1965                                           4.50
 11/9/1965                                           4.50
11/10/1965                                           4.49
11/11/1965                                             ND
11/12/1965                                           4.47
11/15/1965                                           4.47
11/16/1965                                           4.46
11/17/1965                                           4.46
11/18/1965                                           4.45
11/19/1965                                           4.46
11/22/1965                                           4.45
11/23/1965                                           4.45
11/24/1965                                           4.44
11/25/1965                                             ND
11/26/1965                                           4.44
11/29/1965                                           4.45
11/30/1965                                           4.47
 12/1/1965                                           4.52
 12/2/1965                                           4.51
 12/3/1965                                           4.52
 12/6/1965                                           4.69
 12/7/1965                                           4.67
 12/8/1965                                           4.69
 12/9/1965                                           4.69
12/10/1965                                           4.69
12/13/1965                                           4.74
12/14/1965                                           4.77
12/15/1965                                           4.77
12/16/1965                                           4.76
12/17/1965                                           4.75
12/20/1965                                           4.71
12/21/1965                                           4.74
12/22/1965                                           4.76
12/23/1965                                           4.78
12/24/1965                                             ND
12/27/1965                                           4.77
12/28/1965                                           4.79
12/29/1965                                           4.81
12/30/1965                                           4.84
12/31/1965                                           4.88
  1/3/1966                                           4.88
  1/4/1966                                           4.89
  1/5/1966                                           4.87
  1/6/1966                                           4.84
  1/7/1966                                           4.83
 1/10/1966                                           4.84
 1/11/1966                                           4.83
 1/12/1966                                           4.77
 1/13/1966                                           4.79
 1/14/1966                                           4.82
 1/17/1966                                           4.84
 1/18/1966                                           4.83
 1/19/1966                                           4.83
 1/20/1966                                           4.84
 1/21/1966                                           4.85
 1/24/1966                                           4.88
 1/25/1966                                           4.90
 1/26/1966                                           4.91
 1/27/1966                                           4.92
 1/28/1966                                           4.95
 1/31/1966                                           4.98
  2/1/1966                                           4.94
  2/2/1966                                           4.95
  2/3/1966                                           4.95
  2/4/1966                                           4.95
  2/7/1966                                           4.99
  2/8/1966                                           4.97
  2/9/1966                                           4.97
 2/10/1966                                           4.98
 2/11/1966                                           5.01
 2/14/1966                                           5.00
 2/15/1966                                           5.00
 2/16/1966                                           5.00
 2/17/1966                                           4.97
 2/18/1966                                           4.98
 2/21/1966                                           5.00
 2/22/1966                                             ND
 2/23/1966                                           5.00
 2/24/1966                                           4.99
 2/25/1966                                           5.02
 2/28/1966                                           5.03
  3/1/1966                                           5.02
  3/2/1966                                           5.00
  3/3/1966                                           4.99
  3/4/1966                                           4.97
  3/7/1966                                           4.97
  3/8/1966                                           4.95
  3/9/1966                                           4.96
 3/10/1966                                           4.98
 3/11/1966                                           4.99
 3/14/1966                                           4.95
 3/15/1966                                           4.91
 3/16/1966                                           4.91
 3/17/1966                                           4.88
 3/18/1966                                           4.88
 3/21/1966                                           4.84
 3/22/1966                                           4.84
 3/23/1966                                           4.81
 3/24/1966                                           4.88
 3/25/1966                                           4.95
 3/28/1966                                           4.93
 3/29/1966                                           4.91
 3/30/1966                                           4.81
 3/31/1966                                           4.84
  4/1/1966                                           4.81
  4/4/1966                                           4.81
  4/5/1966                                           4.76
  4/6/1966                                           4.79
  4/7/1966                                           4.83
  4/8/1966                                             ND
 4/11/1966                                           4.83
 4/12/1966                                           4.83
 4/13/1966                                           4.84
 4/14/1966                                           4.84
 4/15/1966                                           4.86
 4/18/1966                                           4.84
 4/19/1966                                           4.83
 4/20/1966                                           4.85
 4/21/1966                                           4.83
 4/22/1966                                           4.83
 4/25/1966                                           4.84
 4/26/1966                                           4.86
 4/27/1966                                           4.85
 4/28/1966                                           4.84
 4/29/1966                                           4.85
  5/2/1966                                           4.86
  5/3/1966                                           4.86
  5/4/1966                                           4.86
  5/5/1966                                           4.87
  5/6/1966                                           4.86
  5/9/1966                                           4.82
 5/10/1966                                           4.82
 5/11/1966                                           4.85
 5/12/1966                                           4.84
 5/13/1966                                           4.85
 5/16/1966                                           4.85
 5/17/1966                                           4.84
 5/18/1966                                           4.84
 5/19/1966                                           4.86
 5/20/1966                                           4.88
 5/23/1966                                           4.92
 5/24/1966                                           4.96
 5/25/1966                                           4.97
 5/26/1966                                           4.99
 5/27/1966                                           5.00
 5/30/1966                                             ND
 5/31/1966                                           5.00
  6/1/1966                                           5.02
  6/2/1966                                           4.99
  6/3/1966                                           5.01
  6/6/1966                                           5.01
  6/7/1966                                           5.01
  6/8/1966                                           5.02
  6/9/1966                                           5.02
 6/10/1966                                           5.01
 6/13/1966                                           5.00
 6/14/1966                                           5.00
 6/15/1966                                           4.93
 6/16/1966                                           4.90
 6/17/1966                                           4.90
 6/20/1966                                           4.88
 6/21/1966                                           4.88
 6/22/1966                                           4.89
 6/23/1966                                           4.88
 6/24/1966                                           4.94
 6/27/1966                                           4.98
 6/28/1966                                           5.02
 6/29/1966                                           5.01
 6/30/1966                                           5.09
  7/1/1966                                           5.11
  7/4/1966                                             ND
  7/5/1966                                           5.09
  7/6/1966                                           5.08
  7/7/1966                                           5.10
  7/8/1966                                           5.13
 7/11/1966                                           5.19
 7/12/1966                                           5.19
 7/13/1966                                           5.20
 7/14/1966                                           5.22
 7/15/1966                                           5.21
 7/18/1966                                           5.16
 7/19/1966                                           5.15
 7/20/1966                                           5.16
 7/21/1966                                           5.18
 7/22/1966                                           5.18
 7/25/1966                                           5.17
 7/26/1966                                           5.18
 7/27/1966                                           5.19
 7/28/1966                                           5.24
 7/29/1966                                           5.26
  8/1/1966                                           5.26
  8/2/1966                                           5.25
  8/3/1966                                           5.28
  8/4/1966                                           5.28
  8/5/1966                                           5.30
  8/8/1966                                           5.30
  8/9/1966                                           5.32
 8/10/1966                                           5.33
 8/11/1966                                           5.35
 8/12/1966                                           5.37
 8/15/1966                                           5.42
 8/16/1966                                           5.49
 8/17/1966                                           5.54
 8/18/1966                                           5.60
 8/19/1966                                           5.62
 8/22/1966                                           5.58
 8/23/1966                                           5.63
 8/24/1966                                           5.68
 8/25/1966                                           5.73
 8/26/1966                                           5.83
 8/29/1966                                           5.89
 8/30/1966                                           5.85
 8/31/1966                                           5.68
  9/1/1966                                           5.63
  9/2/1966                                           5.55
  9/5/1966                                             ND
  9/6/1966                                           5.53
  9/7/1966                                           5.54
  9/8/1966                                           5.53
  9/9/1966                                           5.51
 9/12/1966                                           5.51
 9/13/1966                                           5.48
 9/14/1966                                           5.54
 9/15/1966                                           5.56
 9/16/1966                                           5.55
 9/19/1966                                           5.64
 9/20/1966                                           5.60
 9/21/1966                                           5.53
 9/22/1966                                           5.47
 9/23/1966                                           5.47
 9/26/1966                                           5.44
 9/27/1966                                           5.39
 9/28/1966                                           5.35
 9/29/1966                                           5.25
 9/30/1966                                           5.34
 10/3/1966                                           5.37
 10/4/1966                                           5.32
 10/5/1966                                           5.27
 10/6/1966                                           5.24
 10/7/1966                                           5.26
10/10/1966                                           5.30
10/11/1966                                           5.29
10/12/1966                                             ND
10/13/1966                                           5.29
10/14/1966                                           5.29
10/17/1966                                           5.26
10/18/1966                                           5.24
10/19/1966                                           5.25
10/20/1966                                           5.28
10/21/1966                                           5.23
10/24/1966                                           5.23
10/25/1966                                           5.24
10/26/1966                                           5.27
10/27/1966                                           5.28
10/28/1966                                           5.22
10/31/1966                                           5.22
 11/1/1966                                           5.26
 11/2/1966                                           5.32
 11/3/1966                                           5.33
 11/4/1966                                           5.37
 11/7/1966                                           5.36
 11/8/1966                                             ND
 11/9/1966                                           5.35
11/10/1966                                           5.39
11/11/1966                                             ND
11/14/1966                                           5.41
11/15/1966                                           5.41
11/16/1966                                           5.42
11/17/1966                                           5.42
11/18/1966                                           5.41
11/21/1966                                           5.36
11/22/1966                                           5.38
11/23/1966                                           5.39
11/24/1966                                             ND
11/25/1966                                           5.39
11/28/1966                                           5.35
11/29/1966                                           5.31
11/30/1966                                           5.28
 12/1/1966                                           5.25
 12/2/1966                                           5.22
 12/5/1966                                           5.24
 12/6/1966                                           5.25
 12/7/1966                                           5.22
 12/8/1966                                           5.24
 12/9/1966                                           5.18
12/12/1966                                           5.10
12/13/1966                                           5.05
12/14/1966                                           5.03
12/15/1966                                           4.91
12/16/1966                                           4.92
12/19/1966                                           4.86
12/20/1966                                           4.85
12/21/1966                                           4.84
12/22/1966                                           4.85
12/23/1966                                           4.84
12/26/1966                                             ND
12/27/1966                                           4.87
12/28/1966                                           4.76
12/29/1966                                           4.80
12/30/1966                                           4.80
  1/2/1967                                             ND
  1/3/1967                                           4.84
  1/4/1967                                           4.80
  1/5/1967                                           4.75
  1/6/1967                                           4.76
  1/9/1967                                           4.82
 1/10/1967                                           4.81
 1/11/1967                                           4.69
 1/12/1967                                           4.70
 1/13/1967                                           4.66
 1/16/1967                                           4.60
 1/17/1967                                           4.61
 1/18/1967                                           4.64
 1/19/1967                                           4.69
 1/20/1967                                           4.70
 1/23/1967                                           4.70
 1/24/1967                                           4.75
 1/25/1967                                           4.74
 1/26/1967                                           4.63
 1/27/1967                                           4.61
 1/30/1967                                           4.61
 1/31/1967                                           4.67
  2/1/1967                                           4.68
  2/2/1967                                           4.65
  2/3/1967                                           4.66
  2/6/1967                                           4.66
  2/7/1967                                           4.68
  2/8/1967                                           4.67
  2/9/1967                                           4.66
 2/10/1967                                           4.72
 2/13/1967                                             ND
 2/14/1967                                           4.74
 2/15/1967                                           4.78
 2/16/1967                                           4.78
 2/17/1967                                           4.79
 2/20/1967                                           4.80
 2/21/1967                                           4.81
 2/22/1967                                             ND
 2/23/1967                                           4.83
 2/24/1967                                           4.79
 2/27/1967                                           4.78
 2/28/1967                                           4.78
  3/1/1967                                           4.70
  3/2/1967                                           4.64
  3/3/1967                                           4.62
  3/6/1967                                           4.62
  3/7/1967                                           4.62
  3/8/1967                                           4.63
  3/9/1967                                           4.60
 3/10/1967                                           4.60
 3/13/1967                                           4.59
 3/14/1967                                           4.57
 3/15/1967                                           4.51
 3/16/1967                                           4.44
 3/17/1967                                           4.47
 3/20/1967                                           4.44
 3/21/1967                                           4.49
 3/22/1967                                           4.50
 3/23/1967                                           4.47
 3/24/1967                                             ND
 3/27/1967                                           4.50
 3/28/1967                                           4.48
 3/29/1967                                           4.48
 3/30/1967                                           4.44
 3/31/1967                                           4.42
  4/3/1967                                           4.42
  4/4/1967                                           4.42
  4/5/1967                                           4.43
  4/6/1967                                           4.40
  4/7/1967                                           4.38
 4/10/1967                                           4.38
 4/11/1967                                           4.41
 4/12/1967                                           4.43
 4/13/1967                                           4.48
 4/14/1967                                           4.49
 4/17/1967                                           4.54
 4/18/1967                                           4.55
 4/19/1967                                           4.52
 4/20/1967                                           4.52
 4/21/1967                                           4.54
 4/24/1967                                           4.58
 4/25/1967                                           4.61
 4/26/1967                                           4.63
 4/27/1967                                           4.67
 4/28/1967                                           4.72
  5/1/1967                                           4.70
  5/2/1967                                           4.68
  5/3/1967                                           4.68
  5/4/1967                                           4.69
  5/5/1967                                           4.72
  5/8/1967                                           4.76
  5/9/1967                                           4.77
 5/10/1967                                           4.75
 5/11/1967                                           4.71
 5/12/1967                                           4.68
 5/15/1967                                           4.72
 5/16/1967                                           4.76
 5/17/1967                                           4.76
 5/18/1967                                           4.75
 5/19/1967                                           4.78
 5/22/1967                                           4.82
 5/23/1967                                           4.85
 5/24/1967                                           4.83
 5/25/1967                                           4.81
 5/26/1967                                           4.78
 5/29/1967                                           4.74
 5/30/1967                                             ND
 5/31/1967                                           4.72
  6/1/1967                                           4.72
  6/2/1967                                           4.73
  6/5/1967                                           4.76
  6/6/1967                                           4.77
  6/7/1967                                           4.77
  6/8/1967                                           4.80
  6/9/1967                                           4.84
 6/12/1967                                           4.89
 6/13/1967                                           4.92
 6/14/1967                                           5.02
 6/15/1967                                           5.02
 6/16/1967                                           5.10
 6/19/1967                                           5.10
 6/20/1967                                           5.17
 6/21/1967                                           5.14
 6/22/1967                                           5.12
 6/23/1967                                           5.15
 6/26/1967                                           5.18
 6/27/1967                                           5.24
 6/28/1967                                           5.23
 6/29/1967                                           5.27
 6/30/1967                                           5.35
  7/3/1967                                           5.36
  7/4/1967                                             ND
  7/5/1967                                           5.29
  7/6/1967                                           5.25
  7/7/1967                                           5.30
 7/10/1967                                           5.29
 7/11/1967                                           5.22
 7/12/1967                                           5.16
 7/13/1967                                           5.16
 7/14/1967                                           5.16
 7/17/1967                                           5.16
 7/18/1967                                           5.20
 7/19/1967                                           5.22
 7/20/1967                                           5.25
 7/21/1967                                           5.25
 7/24/1967                                           5.31
 7/25/1967                                           5.28
 7/26/1967                                           5.22
 7/27/1967                                           5.17
 7/28/1967                                           5.13
 7/31/1967                                           5.12
  8/1/1967                                           5.18
  8/2/1967                                           5.22
  8/3/1967                                           5.19
  8/4/1967                                           5.25
  8/7/1967                                           5.31
  8/8/1967                                           5.29
  8/9/1967                                           5.28
 8/10/1967                                           5.30
 8/11/1967                                           5.32
 8/14/1967                                           5.32
 8/15/1967                                           5.31
 8/16/1967                                           5.31
 8/17/1967                                           5.32
 8/18/1967                                           5.34
 8/21/1967                                           5.37
 8/22/1967                                           5.38
 8/23/1967                                           5.40
 8/24/1967                                           5.37
 8/25/1967                                           5.38
 8/28/1967                                           5.34
 8/29/1967                                           5.32
 8/30/1967                                           5.34
 8/31/1967                                           5.34
  9/1/1967                                           5.32
  9/4/1967                                             ND
  9/5/1967                                           5.29
  9/6/1967                                           5.28
  9/7/1967                                           5.30
  9/8/1967                                           5.37
 9/11/1967                                           5.38
 9/12/1967                                           5.40
 9/13/1967                                           5.37
 9/14/1967                                           5.39
 9/15/1967                                           5.40
 9/18/1967                                           5.42
 9/19/1967                                           5.47
 9/20/1967                                           5.43
 9/21/1967                                           5.45
 9/22/1967                                           5.46
 9/25/1967                                           5.48
 9/26/1967                                           5.47
 9/27/1967                                           5.47
 9/28/1967                                           5.44
 9/29/1967                                           5.38
 10/2/1967                                           5.43
 10/3/1967                                           5.44
 10/4/1967                                           5.47
 10/5/1967                                           5.47
 10/6/1967                                           5.48
 10/9/1967                                           5.49
10/10/1967                                           5.52
10/11/1967                                           5.53
10/12/1967                                             ND
10/13/1967                                           5.56
10/16/1967                                           5.60
10/17/1967                                           5.61
10/18/1967                                           5.60
10/19/1967                                           5.59
10/20/1967                                           5.57
10/23/1967                                           5.61
10/24/1967                                           5.63
10/25/1967                                           5.63
10/26/1967                                           5.65
10/27/1967                                           5.64
10/30/1967                                           5.67
10/31/1967                                           5.72
 11/1/1967                                           5.76
 11/2/1967                                           5.76
 11/3/1967                                           5.80
 11/6/1967                                           5.83
 11/7/1967                                             ND
 11/8/1967                                           5.81
 11/9/1967                                           5.83
11/10/1967                                           5.87
11/13/1967                                           5.91
11/14/1967                                           5.81
11/15/1967                                           5.78
11/16/1967                                           5.68
11/17/1967                                           5.72
11/20/1967                                           5.87
11/21/1967                                           5.72
11/22/1967                                           5.68
11/23/1967                                             ND
11/24/1967                                           5.78
11/27/1967                                           5.78
11/28/1967                                           5.65
11/29/1967                                           5.69
11/30/1967                                           5.77
 12/1/1967                                           5.82
 12/4/1967                                           5.80
 12/5/1967                                           5.77
 12/6/1967                                           5.72
 12/7/1967                                           5.76
 12/8/1967                                           5.78
12/11/1967                                           5.81
12/12/1967                                           5.81
12/13/1967                                           5.74
12/14/1967                                           5.77
12/15/1967                                           5.79
12/18/1967                                           5.75
12/19/1967                                           5.70
12/20/1967                                           5.66
12/21/1967                                           5.70
12/22/1967                                           5.74
12/25/1967                                             ND
12/26/1967                                           5.70
12/27/1967                                           5.70
12/28/1967                                           5.79
12/29/1967                                           5.78
  1/1/1968                                             ND
  1/2/1968                                           5.68
  1/3/1968                                           5.67
  1/4/1968                                           5.54
  1/5/1968                                           5.50
  1/8/1968                                           5.53
  1/9/1968                                           5.54
 1/10/1968                                           5.45
 1/11/1968                                           5.43
 1/12/1968                                           5.42
 1/15/1968                                           5.47
 1/16/1968                                           5.51
 1/17/1968                                           5.46
 1/18/1968                                           5.55
 1/19/1968                                           5.59
 1/22/1968                                           5.61
 1/23/1968                                           5.56
 1/24/1968                                           5.58
 1/25/1968                                           5.52
 1/26/1968                                           5.55
 1/29/1968                                           5.54
 1/30/1968                                           5.55
 1/31/1968                                           5.55
  2/1/1968                                           5.60
  2/2/1968                                           5.60
  2/5/1968                                           5.64
  2/6/1968                                           5.65
  2/7/1968                                           5.63
  2/8/1968                                           5.65
  2/9/1968                                           5.63
 2/12/1968                                             ND
 2/13/1968                                           5.58
 2/14/1968                                           5.56
 2/15/1968                                           5.53
 2/16/1968                                           5.49
 2/19/1968                                           5.54
 2/20/1968                                           5.55
 2/21/1968                                           5.55
 2/22/1968                                             ND
 2/23/1968                                           5.58
 2/26/1968                                           5.61
 2/27/1968                                           5.60
 2/28/1968                                           5.58
 2/29/1968                                           5.57
  3/1/1968                                           5.57
  3/4/1968                                           5.59
  3/5/1968                                           5.61
  3/6/1968                                           5.63
  3/7/1968                                           5.71
  3/8/1968                                           5.78
 3/11/1968                                           5.78
 3/12/1968                                           5.82
 3/13/1968                                           5.90
 3/14/1968                                           6.00
 3/15/1968                                           5.88
 3/18/1968                                           5.78
 3/19/1968                                           5.78
 3/20/1968                                           5.71
 3/21/1968                                           5.78
 3/22/1968                                           5.74
 3/25/1968                                           5.74
 3/26/1968                                           5.78
 3/27/1968                                           5.77
 3/28/1968                                           5.79
 3/29/1968                                           5.76
  4/1/1968                                           5.64
  4/2/1968                                           5.58
  4/3/1968                                           5.43
  4/4/1968                                           5.47
  4/5/1968                                           5.48
  4/8/1968                                           5.49
  4/9/1968                                             ND
 4/10/1968                                           5.48
 4/11/1968                                           5.53
 4/12/1968                                             ND
 4/15/1968                                           5.62
 4/16/1968                                           5.66
 4/17/1968                                           5.67
 4/18/1968                                           5.72
 4/19/1968                                           5.90
 4/22/1968                                           5.93
 4/23/1968                                           5.84
 4/24/1968                                           5.84
 4/25/1968                                           5.85
 4/26/1968                                           5.84
 4/29/1968                                           5.96
 4/30/1968                                           5.96
  5/1/1968                                           5.92
  5/2/1968                                           5.95
  5/3/1968                                           6.01
  5/6/1968                                           5.98
  5/7/1968                                           5.97
  5/8/1968                                           5.99
  5/9/1968                                           5.97
 5/10/1968                                           5.97
 5/13/1968                                           5.97
 5/14/1968                                           6.00
 5/15/1968                                           6.02
 5/16/1968                                           6.07
 5/17/1968                                           6.11
 5/20/1968                                           6.15
 5/21/1968                                           6.21
 5/22/1968                                           6.20
 5/23/1968                                           6.13
 5/24/1968                                           6.08
 5/27/1968                                           6.02
 5/28/1968                                           6.06
 5/29/1968                                           6.08
 5/30/1968                                             ND
 5/31/1968                                           5.97
  6/3/1968                                           5.91
  6/4/1968                                           5.90
  6/5/1968                                           5.94
  6/6/1968                                           5.95
  6/7/1968                                           5.93
 6/10/1968                                           5.92
 6/11/1968                                           5.91
 6/12/1968                                           5.90
 6/13/1968                                           5.88
 6/14/1968                                           5.82
 6/17/1968                                           5.81
 6/18/1968                                           5.82
 6/19/1968                                           5.78
 6/20/1968                                           5.73
 6/21/1968                                           5.74
 6/24/1968                                           5.77
 6/25/1968                                           5.81
 6/26/1968                                           5.81
 6/27/1968                                           5.81
 6/28/1968                                           5.79
  7/1/1968                                           5.77
  7/2/1968                                           5.73
  7/3/1968                                           5.71
  7/4/1968                                             ND
  7/5/1968                                           5.70
  7/8/1968                                           5.65
  7/9/1968                                           5.61
 7/10/1968                                           5.64
 7/11/1968                                           5.65
 7/12/1968                                           5.65
 7/15/1968                                           5.68
 7/16/1968                                           5.68
 7/17/1968                                           5.64
 7/18/1968                                           5.62
 7/19/1968                                           5.56
 7/22/1968                                           5.47
 7/23/1968                                           5.43
 7/24/1968                                           5.46
 7/25/1968                                           5.46
 7/26/1968                                           5.50
 7/29/1968                                           5.53
 7/30/1968                                           5.53
 7/31/1968                                           5.50
  8/1/1968                                           5.47
  8/2/1968                                           5.43
  8/5/1968                                           5.48
  8/6/1968                                           5.50
  8/7/1968                                           5.45
  8/8/1968                                           5.46
  8/9/1968                                           5.47
 8/12/1968                                           5.52
 8/13/1968                                           5.52
 8/14/1968                                           5.51
 8/15/1968                                           5.52
 8/16/1968                                           5.49
 8/19/1968                                           5.49
 8/20/1968                                           5.50
 8/21/1968                                           5.52
 8/22/1968                                           5.55
 8/23/1968                                           5.52
 8/26/1968                                           5.51
 8/27/1968                                           5.51
 8/28/1968                                           5.50
 8/29/1968                                           5.49
 8/30/1968                                           5.48
  9/2/1968                                             ND
  9/3/1968                                           5.46
  9/4/1968                                           5.46
  9/5/1968                                           5.49
  9/6/1968                                           5.51
  9/9/1968                                           5.52
 9/10/1968                                           5.54
 9/11/1968                                           5.52
 9/12/1968                                           5.52
 9/13/1968                                           5.49
 9/16/1968                                           5.48
 9/17/1968                                           5.47
 9/18/1968                                           5.44
 9/19/1968                                           5.43
 9/20/1968                                           5.46
 9/23/1968                                           5.46
 9/24/1968                                           5.44
 9/25/1968                                           5.44
 9/26/1968                                           5.45
 9/27/1968                                           5.46
 9/30/1968                                           5.48
 10/1/1968                                           5.48
 10/2/1968                                           5.48
 10/3/1968                                           5.49
 10/4/1968                                           5.50
 10/7/1968                                           5.54
 10/8/1968                                           5.56
 10/9/1968                                           5.57
10/10/1968                                           5.57
10/11/1968                                           5.55
10/14/1968                                           5.57
10/15/1968                                           5.60
10/16/1968                                           5.57
10/17/1968                                           5.53
10/18/1968                                           5.53
10/21/1968                                           5.56
10/22/1968                                           5.56
10/23/1968                                           5.55
10/24/1968                                           5.60
10/25/1968                                           5.58
10/28/1968                                           5.58
10/29/1968                                           5.60
10/30/1968                                           5.59
10/31/1968                                           5.57
 11/1/1968                                           5.56
 11/4/1968                                           5.60
 11/5/1968                                             ND
 11/6/1968                                           5.59
 11/7/1968                                           5.61
 11/8/1968                                           5.64
11/11/1968                                             ND
11/12/1968                                           5.66
11/13/1968                                           5.63
11/14/1968                                           5.63
11/15/1968                                           5.66
11/18/1968                                           5.68
11/19/1968                                           5.70
11/20/1968                                           5.69
11/21/1968                                           5.68
11/22/1968                                           5.69
11/25/1968                                           5.70
11/26/1968                                           5.71
11/27/1968                                           5.71
11/28/1968                                             ND
11/29/1968                                           5.72
 12/2/1968                                           5.85
 12/3/1968                                           5.96
 12/4/1968                                           5.99
 12/5/1968                                           5.98
 12/6/1968                                           5.97
 12/9/1968                                           6.01
12/10/1968                                           6.04
12/11/1968                                           6.01
12/12/1968                                           6.05
12/13/1968                                           6.02
12/16/1968                                           6.05
12/17/1968                                           6.06
12/18/1968                                           6.11
12/19/1968                                           6.17
12/20/1968                                           6.24
12/23/1968                                           6.32
12/24/1968                                           6.34
12/25/1968                                             ND
12/26/1968                                           6.28
12/27/1968                                           6.32
12/30/1968                                           6.36
12/31/1968                                           6.33
  1/1/1969                                             ND
  1/2/1969                                           6.29
  1/3/1969                                           6.28
  1/6/1969                                           6.34
  1/7/1969                                           6.43
  1/8/1969                                           6.38
  1/9/1969                                           6.34
 1/10/1969                                           6.32
 1/13/1969                                           6.30
 1/14/1969                                           6.27
 1/15/1969                                           6.19
 1/16/1969                                           6.11
 1/17/1969                                           6.14
 1/20/1969                                           6.11
 1/21/1969                                           6.15
 1/22/1969                                           6.21
 1/23/1969                                           6.21
 1/24/1969                                           6.19
 1/27/1969                                           6.20
 1/28/1969                                           6.22
 1/29/1969                                           6.24
 1/30/1969                                           6.28
 1/31/1969                                           6.30
  2/3/1969                                           6.32
  2/4/1969                                           6.30
  2/5/1969                                           6.32
  2/6/1969                                           6.34
  2/7/1969                                           6.30
 2/10/1969                                           6.30
 2/11/1969                                           6.27
 2/12/1969                                             ND
 2/13/1969                                           6.27
 2/14/1969                                           6.29
 2/17/1969                                           6.32
 2/18/1969                                           6.34
 2/19/1969                                           6.36
 2/20/1969                                           6.37
 2/21/1969                                           6.37
 2/24/1969                                           6.35
 2/25/1969                                           6.38
 2/26/1969                                           6.40
 2/27/1969                                           6.45
 2/28/1969                                           6.44
  3/3/1969                                           6.45
  3/4/1969                                           6.42
  3/5/1969                                           6.43
  3/6/1969                                           6.45
  3/7/1969                                           6.45
 3/10/1969                                           6.45
 3/11/1969                                           6.45
 3/12/1969                                           6.42
 3/13/1969                                           6.42
 3/14/1969                                           6.39
 3/17/1969                                           6.44
 3/18/1969                                           6.44
 3/19/1969                                           6.40
 3/20/1969                                           6.39
 3/21/1969                                           6.37
 3/24/1969                                           6.35
 3/25/1969                                           6.38
 3/26/1969                                           6.37
 3/27/1969                                           6.38
 3/28/1969                                           6.36
 3/31/1969                                             ND
  4/1/1969                                           6.32
  4/2/1969                                           6.32
  4/3/1969                                           6.34
  4/4/1969                                             ND
  4/7/1969                                           6.37
  4/8/1969                                           6.33
  4/9/1969                                           6.26
 4/10/1969                                           6.27
 4/11/1969                                           6.26
 4/14/1969                                           6.20
 4/15/1969                                           6.26
 4/16/1969                                           6.24
 4/17/1969                                           6.27
 4/18/1969                                           6.30
 4/21/1969                                           6.28
 4/22/1969                                           6.26
 4/23/1969                                           6.26
 4/24/1969                                           6.29
 4/25/1969                                           6.30
 4/28/1969                                           6.34
 4/29/1969                                           6.38
 4/30/1969                                           6.37
  5/1/1969                                           6.46
  5/2/1969                                           6.45
  5/5/1969                                           6.45
  5/6/1969                                           6.46
  5/7/1969                                           6.47
  5/8/1969                                           6.46
  5/9/1969                                           6.48
 5/12/1969                                           6.52
 5/13/1969                                           6.49
 5/14/1969                                           6.46
 5/15/1969                                           6.49
 5/16/1969                                           6.54
 5/19/1969                                           6.58
 5/20/1969                                           6.57
 5/21/1969                                           6.55
 5/22/1969                                           6.56
 5/23/1969                                           6.59
 5/26/1969                                           6.62
 5/27/1969                                           6.67
 5/28/1969                                           6.68
 5/29/1969                                           6.69
 5/30/1969                                             ND
  6/2/1969                                           6.69
  6/3/1969                                           6.69
  6/4/1969                                           6.71
  6/5/1969                                           6.69
  6/6/1969                                           6.68
  6/9/1969                                           6.76
 6/10/1969                                           6.72
 6/11/1969                                           6.73
 6/12/1969                                           6.70
 6/13/1969                                           6.66
 6/16/1969                                           6.64
 6/17/1969                                           6.68
 6/18/1969                                           6.68
 6/19/1969                                           6.74
 6/20/1969                                           6.76
 6/23/1969                                           6.78
 6/24/1969                                           6.82
 6/25/1969                                           6.85
 6/26/1969                                           6.84
 6/27/1969                                           6.88
 6/30/1969                                           6.98
  7/1/1969                                           7.02
  7/2/1969                                           7.04
  7/3/1969                                           7.01
  7/4/1969                                             ND
  7/7/1969                                           7.02
  7/8/1969                                           7.04
  7/9/1969                                           7.08
 7/10/1969                                           7.04
 7/11/1969                                           6.88
 7/14/1969                                           6.94
 7/15/1969                                           6.97
 7/16/1969                                           6.92
 7/17/1969                                           6.95
 7/18/1969                                           6.97
 7/21/1969                                             ND
 7/22/1969                                           7.04
 7/23/1969                                           7.05
 7/24/1969                                           7.06
 7/25/1969                                           7.07
 7/28/1969                                           7.07
 7/29/1969                                           7.07
 7/30/1969                                           7.06
 7/31/1969                                           6.98
  8/1/1969                                           6.98
  8/4/1969                                           6.94
  8/5/1969                                           6.91
  8/6/1969                                           6.94
  8/7/1969                                           6.95
  8/8/1969                                           6.98
 8/11/1969                                           7.04
 8/12/1969                                           7.07
 8/13/1969                                           7.07
 8/14/1969                                           7.05
 8/15/1969                                           7.05
 8/18/1969                                           7.01
 8/19/1969                                           7.00
 8/20/1969                                           6.99
 8/21/1969                                           7.01
 8/22/1969                                           7.03
 8/25/1969                                           7.04
 8/26/1969                                           7.09
 8/27/1969                                           7.11
 8/28/1969                                           7.14
 8/29/1969                                           7.13
  9/1/1969                                             ND
  9/2/1969                                           7.17
  9/3/1969                                           7.24
  9/4/1969                                           7.26
  9/5/1969                                           7.33
  9/8/1969                                           7.39
  9/9/1969                                           7.40
 9/10/1969                                           7.38
 9/11/1969                                           7.44
 9/12/1969                                           7.48
 9/15/1969                                           7.50
 9/16/1969                                           7.54
 9/17/1969                                           7.56
 9/18/1969                                           7.71
 9/19/1969                                           7.72
 9/22/1969                                           7.72
 9/23/1969                                           7.71
 9/24/1969                                           7.74
 9/25/1969                                           7.78
 9/26/1969                                           7.88
 9/29/1969                                           7.94
 9/30/1969                                           8.02
 10/1/1969                                           8.04
 10/2/1969                                           7.98
 10/3/1969                                           7.87
 10/6/1969                                           7.82
 10/7/1969                                           7.75
 10/8/1969                                           7.75
 10/9/1969                                           7.77
10/10/1969                                           7.67
10/13/1969                                             ND
10/14/1969                                           7.54
10/15/1969                                           7.55
10/16/1969                                           7.44
10/17/1969                                           7.34
10/20/1969                                           7.18
10/21/1969                                           7.12
10/22/1969                                           7.17
10/23/1969                                           7.25
10/24/1969                                           7.26
10/27/1969                                           7.28
10/28/1969                                           7.33
10/29/1969                                           7.34
10/30/1969                                           7.34
10/31/1969                                           7.33
 11/3/1969                                           7.29
 11/4/1969                                             ND
 11/5/1969                                           7.35
 11/6/1969                                           7.39
 11/7/1969                                           7.35
11/10/1969                                           7.35
11/11/1969                                             ND
11/12/1969                                           7.43
11/13/1969                                           7.50
11/14/1969                                           7.46
11/17/1969                                           7.55
11/18/1969                                           7.63
11/19/1969                                           7.64
11/20/1969                                           7.73
11/21/1969                                           7.71
11/24/1969                                           7.66
11/25/1969                                           7.64
11/26/1969                                           7.66
11/27/1969                                             ND
11/28/1969                                           7.61
 12/1/1969                                           7.56
 12/2/1969                                           7.63
 12/3/1969                                           7.72
 12/4/1969                                           7.70
 12/5/1969                                           7.71
 12/8/1969                                           7.75
 12/9/1969                                           7.87
12/10/1969                                           7.97
12/11/1969                                           7.99
12/12/1969                                           7.95
12/15/1969                                           7.95
12/16/1969                                           8.02
12/17/1969                                           8.07
12/18/1969                                           8.07
12/19/1969                                           8.02
12/22/1969                                           8.00
12/23/1969                                           8.08
12/24/1969                                           8.12
12/25/1969                                             ND
12/26/1969                                           8.14
12/29/1969                                           8.33
12/30/1969                                           8.26
12/31/1969                                           8.22
  1/1/1970                                             ND
  1/2/1970                                           8.19
  1/5/1970                                           8.19
  1/6/1970                                           8.26
  1/7/1970                                           8.30
  1/8/1970                                           8.25
  1/9/1970                                           8.18
 1/12/1970                                           8.16
 1/13/1970                                           8.13
 1/14/1970                                           8.16
 1/15/1970                                           8.19
 1/16/1970                                           8.08
 1/19/1970                                           8.03
 1/20/1970                                           8.08
 1/21/1970                                           8.06
 1/22/1970                                           8.06
 1/23/1970                                           8.10
 1/26/1970                                           8.15
 1/27/1970                                           8.16
 1/28/1970                                           8.20
 1/29/1970                                           8.28
 1/30/1970                                           8.27
  2/2/1970                                           8.18
  2/3/1970                                           8.15
  2/4/1970                                           8.17
  2/5/1970                                           8.18
  2/6/1970                                           8.13
  2/9/1970                                           8.04
 2/10/1970                                           8.07
 2/11/1970                                           8.05
 2/12/1970                                             ND
 2/13/1970                                           7.82
 2/16/1970                                           7.80
 2/17/1970                                           7.70
 2/18/1970                                           7.63
 2/19/1970                                           7.56
 2/20/1970                                           7.58
 2/23/1970                                             ND
 2/24/1970                                           7.61
 2/25/1970                                           7.49
 2/26/1970                                           7.37
 2/27/1970                                           7.31
  3/2/1970                                           7.43
  3/3/1970                                           7.35
  3/4/1970                                           7.27
  3/5/1970                                           7.18
  3/6/1970                                           7.06
  3/9/1970                                           7.04
 3/10/1970                                           7.00
 3/11/1970                                           7.11
 3/12/1970                                           7.16
 3/13/1970                                           7.30
 3/16/1970                                           7.30
 3/17/1970                                           7.48
 3/18/1970                                           7.41
 3/19/1970                                           7.22
 3/20/1970                                           7.22
 3/23/1970                                           7.17
 3/24/1970                                           7.08
 3/25/1970                                           7.05
 3/26/1970                                           7.12
 3/27/1970                                             ND
 3/30/1970                                           7.22
 3/31/1970                                           7.24
  4/1/1970                                           7.18
  4/2/1970                                           7.24
  4/3/1970                                           7.31
  4/6/1970                                           7.38
  4/7/1970                                           7.35
  4/8/1970                                           7.30
  4/9/1970                                           7.29
 4/10/1970                                           7.29
 4/13/1970                                           7.36
 4/14/1970                                           7.36
 4/15/1970                                           7.42
 4/16/1970                                           7.49
 4/17/1970                                           7.49
 4/20/1970                                           7.49
 4/21/1970                                           7.57
 4/22/1970                                           7.66
 4/23/1970                                           7.66
 4/24/1970                                           7.79
 4/27/1970                                           7.80
 4/28/1970                                           7.82
 4/29/1970                                           7.83
 4/30/1970                                           7.95
  5/1/1970                                           7.98
  5/4/1970                                           8.05
  5/5/1970                                           8.02
  5/6/1970                                           8.01
  5/7/1970                                           7.94
  5/8/1970                                           7.88
 5/11/1970                                           7.97
 5/12/1970                                           7.97
 5/13/1970                                           7.98
 5/14/1970                                           8.01
 5/15/1970                                           7.96
 5/18/1970                                           7.93
 5/19/1970                                           7.92
 5/20/1970                                           7.98
 5/21/1970                                           8.00
 5/22/1970                                           8.02
 5/25/1970                                           8.08
 5/26/1970                                           8.04
 5/27/1970                                           7.92
 5/28/1970                                           7.86
 5/29/1970                                           7.83
  6/1/1970                                           7.73
  6/2/1970                                           7.74
  6/3/1970                                           7.74
  6/4/1970                                           7.76
  6/5/1970                                           7.88
  6/8/1970                                           7.87
  6/9/1970                                           7.83
 6/10/1970                                           7.82
 6/11/1970                                           7.89
 6/12/1970                                           7.98
 6/15/1970                                           7.98
 6/16/1970                                           7.90
 6/17/1970                                           7.96
 6/18/1970                                           7.96
 6/19/1970                                           7.94
 6/22/1970                                           7.88
 6/23/1970                                           7.84
 6/24/1970                                           7.84
 6/25/1970                                           7.83
 6/26/1970                                           7.84
 6/29/1970                                           7.80
 6/30/1970                                           7.77
  7/1/1970                                           7.69
  7/2/1970                                           7.62
  7/3/1970                                             ND
  7/6/1970                                           7.62
  7/7/1970                                           7.63
  7/8/1970                                           7.65
  7/9/1970                                           7.64
 7/10/1970                                           7.64
 7/13/1970                                           7.62
 7/14/1970                                           7.59
 7/15/1970                                           7.54
 7/16/1970                                           7.48
 7/17/1970                                           7.52
 7/20/1970                                           7.59
 7/21/1970                                           7.58
 7/22/1970                                           7.56
 7/23/1970                                           7.47
 7/24/1970                                           7.54
 7/27/1970                                           7.59
 7/28/1970                                           7.62
 7/29/1970                                           7.61
 7/30/1970                                           7.59
 7/31/1970                                           7.58
  8/3/1970                                           7.60
  8/4/1970                                           7.62
  8/5/1970                                           7.62
  8/6/1970                                           7.62
  8/7/1970                                           7.63
 8/10/1970                                           7.69
 8/11/1970                                           7.67
 8/12/1970                                           7.64
 8/13/1970                                           7.62
 8/14/1970                                           7.66
 8/17/1970                                           7.68
 8/18/1970                                           7.65
 8/19/1970                                           7.59
 8/20/1970                                           7.57
 8/21/1970                                           7.53
 8/24/1970                                           7.44
 8/25/1970                                           7.42
 8/26/1970                                           7.42
 8/27/1970                                           7.45
 8/28/1970                                           7.45
 8/31/1970                                           7.45
  9/1/1970                                           7.43
  9/2/1970                                           7.43
  9/3/1970                                           7.42
  9/4/1970                                           7.37
  9/7/1970                                             ND
  9/8/1970                                           7.40
  9/9/1970                                           7.44
 9/10/1970                                           7.43
 9/11/1970                                           7.40
 9/14/1970                                           7.38
 9/15/1970                                           7.37
 9/16/1970                                           7.31
 9/17/1970                                           7.24
 9/18/1970                                           7.24
 9/21/1970                                           7.22
 9/22/1970                                           7.19
 9/23/1970                                           7.10
 9/24/1970                                           7.13
 9/25/1970                                           7.14
 9/28/1970                                           7.19
 9/29/1970                                           7.18
 9/30/1970                                           7.18
 10/1/1970                                           7.19
 10/2/1970                                           7.17
 10/5/1970                                           7.15
 10/6/1970                                           7.09
 10/7/1970                                           7.07
 10/8/1970                                           7.10
 10/9/1970                                           7.07
10/12/1970                                             ND
10/13/1970                                           7.07
10/14/1970                                           7.08
10/15/1970                                           7.10
10/16/1970                                           7.11
10/19/1970                                           7.16
10/20/1970                                           7.14
10/21/1970                                           7.15
10/22/1970                                           7.18
10/23/1970                                           7.17
10/26/1970                                           7.17
10/27/1970                                           7.11
10/28/1970                                           7.07
10/29/1970                                           7.03
10/30/1970                                           7.04
 11/2/1970                                           6.95
 11/3/1970                                             ND
 11/4/1970                                           6.96
 11/5/1970                                           6.89
 11/6/1970                                           6.86
 11/9/1970                                           6.73
11/10/1970                                           6.76
11/11/1970                                             ND
11/12/1970                                           6.75
11/13/1970                                           6.69
11/16/1970                                           6.63
11/17/1970                                           6.58
11/18/1970                                           6.43
11/19/1970                                           6.29
11/20/1970                                           6.01
11/23/1970                                           5.91
11/24/1970                                           6.06
11/25/1970                                           5.97
11/26/1970                                             ND
11/27/1970                                           5.97
11/30/1970                                           5.99
 12/1/1970                                           6.00
 12/2/1970                                           5.95
 12/3/1970                                           5.88
 12/4/1970                                           5.85
 12/7/1970                                           5.89
 12/8/1970                                           5.92
 12/9/1970                                           5.97
12/10/1970                                           5.95
12/11/1970                                           5.89
12/14/1970                                           5.87
12/15/1970                                           5.90
12/16/1970                                           5.90
12/17/1970                                           5.90
12/18/1970                                           5.94
12/21/1970                                           6.02
12/22/1970                                           6.07
12/23/1970                                           6.05
12/24/1970                                           5.98
12/25/1970                                             ND
12/28/1970                                           6.00
12/29/1970                                           6.03
12/30/1970                                           5.98
12/31/1970                                           5.98
  1/1/1971                                             ND
  1/4/1971                                           5.98
  1/5/1971                                           6.04
  1/6/1971                                           6.06
  1/7/1971                                           6.06
  1/8/1971                                           6.06
 1/11/1971                                           6.01
 1/12/1971                                           5.98
 1/13/1971                                           5.91
 1/14/1971                                           5.85
 1/15/1971                                           5.84
 1/18/1971                                           5.86
 1/19/1971                                           5.86
 1/20/1971                                           5.82
 1/21/1971                                           5.75
 1/22/1971                                           5.77
 1/25/1971                                           5.76
 1/26/1971                                           5.80
 1/27/1971                                           5.79
 1/28/1971                                           5.78
 1/29/1971                                           5.78
  2/1/1971                                           5.79
  2/2/1971                                           5.77
  2/3/1971                                           5.78
  2/4/1971                                           5.74
  2/5/1971                                           5.72
  2/8/1971                                           5.69
  2/9/1971                                           5.62
 2/10/1971                                           5.64
 2/11/1971                                           5.61
 2/12/1971                                             ND
 2/15/1971                                             ND
 2/16/1971                                           5.59
 2/17/1971                                           5.51
 2/18/1971                                           5.42
 2/19/1971                                           5.36
 2/22/1971                                           5.39
 2/23/1971                                           5.41
 2/24/1971                                           5.38
 2/25/1971                                           5.34
 2/26/1971                                           5.36
  3/1/1971                                           5.35
  3/2/1971                                           5.35
  3/3/1971                                           5.31
  3/4/1971                                           5.25
  3/5/1971                                           5.22
  3/8/1971                                           5.16
  3/9/1971                                           5.04
 3/10/1971                                           4.99
 3/11/1971                                           4.88
 3/12/1971                                           4.97
 3/15/1971                                           4.93
 3/16/1971                                           4.90
 3/17/1971                                           4.83
 3/18/1971                                           4.78
 3/19/1971                                           4.79
 3/22/1971                                           4.74
 3/23/1971                                           4.77
 3/24/1971                                           4.82
 3/25/1971                                           4.86
 3/26/1971                                           4.98
 3/29/1971                                           5.07
 3/30/1971                                           5.04
 3/31/1971                                           5.06
  4/1/1971                                           5.16
  4/2/1971                                           5.22
  4/5/1971                                           5.30
  4/6/1971                                           5.27
  4/7/1971                                           5.29
  4/8/1971                                           5.42
  4/9/1971                                             ND
 4/12/1971                                           5.63
 4/13/1971                                           5.54
 4/14/1971                                           5.58
 4/15/1971                                           5.58
 4/16/1971                                           5.61
 4/19/1971                                           5.66
 4/20/1971                                           5.78
 4/21/1971                                           5.88
 4/22/1971                                           5.85
 4/23/1971                                           5.86
 4/26/1971                                           5.89
 4/27/1971                                           5.97
 4/28/1971                                           5.99
 4/29/1971                                           6.14
 4/30/1971                                           6.08
  5/3/1971                                           6.09
  5/4/1971                                           6.14
  5/5/1971                                           6.20
  5/6/1971                                           6.20
  5/7/1971                                           6.18
 5/10/1971                                           6.13
 5/11/1971                                           6.17
 5/12/1971                                           6.25
 5/13/1971                                           6.33
 5/14/1971                                           6.38
 5/17/1971                                           6.50
 5/18/1971                                           6.60
 5/19/1971                                           6.49
 5/20/1971                                           6.32
 5/21/1971                                           6.41
 5/24/1971                                           6.37
 5/25/1971                                           6.30
 5/26/1971                                           6.18
 5/27/1971                                           6.16
 5/28/1971                                           6.24
 5/31/1971                                             ND
  6/1/1971                                           6.27
  6/2/1971                                           6.13
  6/3/1971                                           6.13
  6/4/1971                                           6.22
  6/7/1971                                           6.36
  6/8/1971                                           6.37
  6/9/1971                                           6.45
 6/10/1971                                           6.48
 6/11/1971                                           6.50
 6/14/1971                                           6.66
 6/15/1971                                           6.76
 6/16/1971                                           6.66
 6/17/1971                                           6.67
 6/18/1971                                           6.61
 6/21/1971                                           6.51
 6/22/1971                                           6.61
 6/23/1971                                           6.58
 6/24/1971                                           6.61
 6/25/1971                                           6.66
 6/28/1971                                           6.73
 6/29/1971                                           6.82
 6/30/1971                                           6.86
  7/1/1971                                           6.83
  7/2/1971                                           6.81
  7/5/1971                                             ND
  7/6/1971                                           6.80
  7/7/1971                                           6.76
  7/8/1971                                           6.77
  7/9/1971                                           6.80
 7/12/1971                                           6.68
 7/13/1971                                           6.70
 7/14/1971                                           6.71
 7/15/1971                                           6.71
 7/16/1971                                           6.79
 7/19/1971                                           6.88
 7/20/1971                                           6.85
 7/21/1971                                           6.85
 7/22/1971                                           6.93
 7/23/1971                                           6.97
 7/26/1971                                           7.00
 7/27/1971                                           7.02
 7/28/1971                                           7.03
 7/29/1971                                           7.00
 7/30/1971                                           6.96
  8/2/1971                                           6.94
  8/3/1971                                           7.02
  8/4/1971                                           7.01
  8/5/1971                                           6.98
  8/6/1971                                           6.98
  8/9/1971                                           7.01
 8/10/1971                                           7.03
 8/11/1971                                           7.00
 8/12/1971                                           6.90
 8/13/1971                                           6.78
 8/16/1971                                           6.39
 8/17/1971                                           6.17
 8/18/1971                                           6.22
 8/19/1971                                           6.15
 8/20/1971                                           6.19
 8/23/1971                                           6.33
 8/24/1971                                           6.19
 8/25/1971                                           6.22
 8/26/1971                                           6.20
 8/27/1971                                           6.16
 8/30/1971                                           6.15
 8/31/1971                                           6.07
  9/1/1971                                           6.09
  9/2/1971                                           6.05
  9/3/1971                                           6.02
  9/6/1971                                             ND
  9/7/1971                                           6.00
  9/8/1971                                           6.05
  9/9/1971                                           6.15
 9/10/1971                                           6.17
 9/13/1971                                           6.24
 9/14/1971                                           6.21
 9/15/1971                                           6.16
 9/16/1971                                           6.13
 9/17/1971                                           6.09
 9/20/1971                                           6.16
 9/21/1971                                           6.19
 9/22/1971                                           6.22
 9/23/1971                                           6.21
 9/24/1971                                           6.19
 9/27/1971                                           6.17
 9/28/1971                                           6.18
 9/29/1971                                           6.14
 9/30/1971                                           6.06
 10/1/1971                                           6.04
 10/4/1971                                           6.04
 10/5/1971                                           6.10
 10/6/1971                                           6.06
 10/7/1971                                           6.07
 10/8/1971                                           6.03
10/11/1971                                             ND
10/12/1971                                           5.95
10/13/1971                                           5.88
10/14/1971                                           5.87
10/15/1971                                           5.88
10/18/1971                                           5.92
10/19/1971                                           5.92
10/20/1971                                           5.84
10/21/1971                                           5.84
10/22/1971                                           5.84
10/25/1971                                             ND
10/26/1971                                           5.84
10/27/1971                                           5.86
10/28/1971                                           5.83
10/29/1971                                           5.78
 11/1/1971                                           5.75
 11/2/1971                                             ND
 11/3/1971                                           5.72
 11/4/1971                                           5.74
 11/5/1971                                           5.72
 11/8/1971                                           5.77
 11/9/1971                                           5.77
11/10/1971                                           5.83
11/11/1971                                           5.80
11/12/1971                                           5.73
11/15/1971                                           5.71
11/16/1971                                           5.71
11/17/1971                                           5.71
11/18/1971                                           5.71
11/19/1971                                           5.76
11/22/1971                                           5.81
11/23/1971                                           5.90
11/24/1971                                           5.93
11/25/1971                                             ND
11/26/1971                                           5.85
11/29/1971                                           5.86
11/30/1971                                           5.84
 12/1/1971                                           5.80
 12/2/1971                                           5.76
 12/3/1971                                           5.72
 12/6/1971                                           5.74
 12/7/1971                                           5.78
 12/8/1971                                           5.75
 12/9/1971                                           5.79
12/10/1971                                           5.77
12/13/1971                                           5.71
12/14/1971                                           5.75
12/15/1971                                           5.76
12/16/1971                                           5.73
12/17/1971                                           5.70
12/20/1971                                           5.73
12/21/1971                                           5.73
12/22/1971                                           5.71
12/23/1971                                           5.64
12/24/1971                                             ND
12/27/1971                                           5.55
12/28/1971                                           5.49
12/29/1971                                           5.54
12/30/1971                                           5.52
12/31/1971                                           5.50
  1/3/1972                                           5.55
  1/4/1972                                           5.55
  1/5/1972                                           5.56
  1/6/1972                                           5.53
  1/7/1972                                           5.51
 1/10/1972                                           5.48
 1/11/1972                                           5.50
 1/12/1972                                           5.50
 1/13/1972                                           5.47
 1/14/1972                                           5.48
 1/17/1972                                           5.52
 1/18/1972                                           5.56
 1/19/1972                                           5.64
 1/20/1972                                           5.66
 1/21/1972                                           5.68
 1/24/1972                                           5.72
 1/25/1972                                           5.68
 1/26/1972                                           5.66
 1/27/1972                                           5.72
 1/28/1972                                           5.74
 1/31/1972                                           5.75
  2/1/1972                                           5.78
  2/2/1972                                           5.75
  2/3/1972                                           5.77
  2/4/1972                                           5.72
  2/7/1972                                           5.73
  2/8/1972                                           5.74
  2/9/1972                                           5.73
 2/10/1972                                           5.69
 2/11/1972                                           5.70
 2/14/1972                                           5.68
 2/15/1972                                           5.67
 2/16/1972                                           5.63
 2/17/1972                                           5.63
 2/18/1972                                           5.64
 2/21/1972                                             ND
 2/22/1972                                           5.64
 2/23/1972                                           5.68
 2/24/1972                                           5.66
 2/25/1972                                           5.65
 2/28/1972                                           5.66
 2/29/1972                                           5.68
  3/1/1972                                           5.66
  3/2/1972                                           5.62
  3/3/1972                                           5.64
  3/6/1972                                           5.66
  3/7/1972                                           5.68
  3/8/1972                                           5.70
  3/9/1972                                           5.74
 3/10/1972                                           5.81
 3/13/1972                                           5.90
 3/14/1972                                           5.91
 3/15/1972                                           5.98
 3/16/1972                                           5.94
 3/17/1972                                           5.98
 3/20/1972                                           5.97
 3/21/1972                                           5.92
 3/22/1972                                           5.88
 3/23/1972                                           5.95
 3/24/1972                                           6.00
 3/27/1972                                           5.99
 3/28/1972                                           6.03
 3/29/1972                                           6.09
 3/30/1972                                           6.10
 3/31/1972                                             ND
  4/3/1972                                           6.15
  4/4/1972                                           6.24
  4/5/1972                                           6.21
  4/6/1972                                           6.22
  4/7/1972                                           6.22
 4/10/1972                                           6.18
 4/11/1972                                           6.23
 4/12/1972                                           6.28
 4/13/1972                                           6.28
 4/14/1972                                           6.23
 4/17/1972                                           6.21
 4/18/1972                                           6.20
 4/19/1972                                           6.20
 4/20/1972                                           6.18
 4/21/1972                                           6.18
 4/24/1972                                           6.17
 4/25/1972                                           6.14
 4/26/1972                                           6.10
 4/27/1972                                           5.90
 4/28/1972                                           5.89
  5/1/1972                                           5.85
  5/2/1972                                           5.88
  5/3/1972                                           5.91
  5/4/1972                                           5.92
  5/5/1972                                           5.91
  5/8/1972                                           5.92
  5/9/1972                                           5.95
 5/10/1972                                           5.92
 5/11/1972                                           5.90
 5/12/1972                                           5.85
 5/15/1972                                           5.84
 5/16/1972                                           5.86
 5/17/1972                                           5.88
 5/18/1972                                           5.86
 5/19/1972                                           5.84
 5/22/1972                                           5.81
 5/23/1972                                           5.78
 5/24/1972                                           5.80
 5/25/1972                                           5.77
 5/26/1972                                           5.77
 5/29/1972                                             ND
 5/30/1972                                           5.75
 5/31/1972                                           5.79
  6/1/1972                                           5.82
  6/2/1972                                           5.84
  6/5/1972                                           5.86
  6/6/1972                                           5.88
  6/7/1972                                           5.86
  6/8/1972                                           5.87
  6/9/1972                                           5.86
 6/12/1972                                           5.86
 6/13/1972                                           5.87
 6/14/1972                                           5.86
 6/15/1972                                           5.86
 6/16/1972                                           5.89
 6/19/1972                                           5.88
 6/20/1972                                           5.90
 6/21/1972                                           5.94
 6/22/1972                                           5.98
 6/23/1972                                           5.98
 6/26/1972                                           6.00
 6/27/1972                                           5.98
 6/28/1972                                           5.96
 6/29/1972                                           6.00
 6/30/1972                                           6.00
  7/3/1972                                           6.00
  7/4/1972                                             ND
  7/5/1972                                           5.96
  7/6/1972                                           5.93
  7/7/1972                                           5.98
 7/10/1972                                           5.98
 7/11/1972                                           5.98
 7/12/1972                                           5.97
 7/13/1972                                           5.96
 7/14/1972                                           5.93
 7/17/1972                                           5.94
 7/18/1972                                           5.96
 7/19/1972                                           5.94
 7/20/1972                                           5.97
 7/21/1972                                           5.99
 7/24/1972                                           5.99
 7/25/1972                                           5.98
 7/26/1972                                           5.98
 7/27/1972                                           6.02
 7/28/1972                                           6.00
 7/31/1972                                           5.98
  8/1/1972                                           5.98
  8/2/1972                                           5.95
  8/3/1972                                           5.96
  8/4/1972                                           5.98
  8/7/1972                                           5.98
  8/8/1972                                           5.97
  8/9/1972                                           5.94
 8/10/1972                                           5.95
 8/11/1972                                           5.95
 8/14/1972                                           5.96
 8/15/1972                                           5.96
 8/16/1972                                           5.96
 8/17/1972                                           5.96
 8/18/1972                                           5.98
 8/21/1972                                           5.98
 8/22/1972                                           5.99
 8/23/1972                                           6.02
 8/24/1972                                           6.04
 8/25/1972                                           6.13
 8/28/1972                                           6.17
 8/29/1972                                           6.19
 8/30/1972                                           6.22
 8/31/1972                                           6.21
  9/1/1972                                           6.20
  9/4/1972                                             ND
  9/5/1972                                           6.24
  9/6/1972                                           6.26
  9/7/1972                                           6.28
  9/8/1972                                           6.30
 9/11/1972                                           6.28
 9/12/1972                                           6.28
 9/13/1972                                           6.31
 9/14/1972                                           6.32
 9/15/1972                                           6.27
 9/18/1972                                           6.22
 9/19/1972                                           6.22
 9/20/1972                                           6.23
 9/21/1972                                           6.25
 9/22/1972                                           6.28
 9/25/1972                                           6.27
 9/26/1972                                           6.22
 9/27/1972                                           6.21
 9/28/1972                                           6.19
 9/29/1972                                           6.18
 10/2/1972                                           6.17
 10/3/1972                                           6.23
 10/4/1972                                           6.20
 10/5/1972                                           6.19
 10/6/1972                                           6.18
 10/9/1972                                             ND
10/10/1972                                           6.15
10/11/1972                                           6.16
10/12/1972                                           6.19
10/13/1972                                           6.19
10/16/1972                                           6.17
10/17/1972                                           6.17
10/18/1972                                           6.19
10/19/1972                                           6.19
10/20/1972                                           6.19
10/23/1972                                             ND
10/24/1972                                           6.16
10/25/1972                                           6.17
10/26/1972                                           6.16
10/27/1972                                           6.18
10/30/1972                                           6.20
10/31/1972                                           6.20
 11/1/1972                                           6.20
 11/2/1972                                           6.15
 11/3/1972                                           6.13
 11/6/1972                                           6.11
 11/7/1972                                             ND
 11/8/1972                                           6.15
 11/9/1972                                           6.16
11/10/1972                                           6.15
11/13/1972                                           6.11
11/14/1972                                           6.10
11/15/1972                                           6.06
11/16/1972                                           6.08
11/17/1972                                           6.10
11/20/1972                                           6.08
11/21/1972                                           6.09
11/22/1972                                           6.09
11/23/1972                                             ND
11/24/1972                                           6.10
11/27/1972                                           6.13
11/28/1972                                           6.12
11/29/1972                                           6.10
11/30/1972                                           6.12
 12/1/1972                                           6.12
 12/4/1972                                           6.13
 12/5/1972                                           6.14
 12/6/1972                                           6.13
 12/7/1972                                           6.12
 12/8/1972                                           6.14
12/11/1972                                           6.15
12/12/1972                                           6.13
12/13/1972                                           6.12
12/14/1972                                           6.11
12/15/1972                                           6.11
12/18/1972                                           6.18
12/19/1972                                           6.18
12/20/1972                                           6.18
12/21/1972                                           6.17
12/22/1972                                           6.19
12/25/1972                                             ND
12/26/1972                                           6.19
12/27/1972                                           6.20
12/28/1972                                           6.22
12/29/1972                                           6.26
  1/1/1973                                             ND
  1/2/1973                                           6.29
  1/3/1973                                           6.26
  1/4/1973                                           6.23
  1/5/1973                                           6.27
  1/8/1973                                           6.30
  1/9/1973                                           6.30
 1/10/1973                                           6.31
 1/11/1973                                           6.31
 1/12/1973                                           6.33
 1/15/1973                                           6.31
 1/16/1973                                           6.32
 1/17/1973                                           6.30
 1/18/1973                                           6.32
 1/19/1973                                           6.36
 1/22/1973                                           6.38
 1/23/1973                                           6.35
 1/24/1973                                           6.39
 1/25/1973                                           6.41
 1/26/1973                                           6.44
 1/29/1973                                           6.44
 1/30/1973                                           6.44
 1/31/1973                                           6.45
  2/1/1973                                           6.56
  2/2/1973                                           6.58
  2/5/1973                                           6.58
  2/6/1973                                           6.58
  2/7/1973                                           6.57
  2/8/1973                                           6.55
  2/9/1973                                           6.51
 2/12/1973                                             ND
 2/13/1973                                           6.54
 2/14/1973                                           6.54
 2/15/1973                                           6.53
 2/16/1973                                           6.55
 2/19/1973                                             ND
 2/20/1973                                           6.65
 2/21/1973                                           6.65
 2/22/1973                                           6.64
 2/23/1973                                           6.60
 2/26/1973                                           6.72
 2/27/1973                                           6.72
 2/28/1973                                           6.73
  3/1/1973                                           6.72
  3/2/1973                                           6.77
  3/5/1973                                           6.79
  3/6/1973                                           6.83
  3/7/1973                                           6.80
  3/8/1973                                           6.83
  3/9/1973                                           6.83
 3/12/1973                                           6.84
 3/13/1973                                           6.81
 3/14/1973                                           6.82
 3/15/1973                                           6.85
 3/16/1973                                           6.92
 3/19/1973                                           6.85
 3/20/1973                                           6.85
 3/21/1973                                           6.83
 3/22/1973                                           6.84
 3/23/1973                                           6.84
 3/26/1973                                           6.76
 3/27/1973                                           6.74
 3/28/1973                                           6.69
 3/29/1973                                           6.68
 3/30/1973                                           6.81
  4/2/1973                                           6.81
  4/3/1973                                           6.77
  4/4/1973                                           6.71
  4/5/1973                                           6.70
  4/6/1973                                           6.59
  4/9/1973                                           6.55
 4/10/1973                                           6.58
 4/11/1973                                           6.63
 4/12/1973                                           6.64
 4/13/1973                                           6.55
 4/16/1973                                           6.57
 4/17/1973                                           6.66
 4/18/1973                                           6.67
 4/19/1973                                           6.71
 4/20/1973                                             ND
 4/23/1973                                           6.76
 4/24/1973                                           6.73
 4/25/1973                                           6.72
 4/26/1973                                           6.67
 4/27/1973                                           6.70
 4/30/1973                                           6.73
  5/1/1973                                           6.77
  5/2/1973                                           6.78
  5/3/1973                                           6.80
  5/4/1973                                           6.83
  5/7/1973                                           6.83
  5/8/1973                                           6.80
  5/9/1973                                           6.78
 5/10/1973                                           6.77
 5/11/1973                                           6.81
 5/14/1973                                           6.80
 5/15/1973                                           6.78
 5/16/1973                                           6.76
 5/17/1973                                           6.81
 5/18/1973                                           6.83
 5/21/1973                                           6.86
 5/22/1973                                           6.86
 5/23/1973                                           6.84
 5/24/1973                                           6.80
 5/25/1973                                           6.78
 5/28/1973                                             ND
 5/29/1973                                           6.80
 5/30/1973                                           6.80
 5/31/1973                                           6.78
  6/1/1973                                           6.78
  6/4/1973                                           6.80
  6/5/1973                                           6.70
  6/6/1973                                           6.57
  6/7/1973                                           6.61
  6/8/1973                                           6.59
 6/11/1973                                           6.62
 6/12/1973                                           6.61
 6/13/1973                                           6.62
 6/14/1973                                           6.62
 6/15/1973                                           6.63
 6/18/1973                                           6.65
 6/19/1973                                           6.66
 6/20/1973                                           6.66
 6/21/1973                                           6.67
 6/22/1973                                           6.70
 6/25/1973                                           6.74
 6/26/1973                                           6.76
 6/27/1973                                           6.78
 6/28/1973                                           6.82
 6/29/1973                                           6.90
  7/2/1973                                           7.00
  7/3/1973                                           7.03
  7/4/1973                                             ND
  7/5/1973                                           7.02
  7/6/1973                                           7.07
  7/9/1973                                           7.18
 7/10/1973                                           7.11
 7/11/1973                                           7.11
 7/12/1973                                           7.12
 7/13/1973                                           7.17
 7/16/1973                                           7.21
 7/17/1973                                           7.22
 7/18/1973                                           7.26
 7/19/1973                                           7.39
 7/20/1973                                           7.48
 7/23/1973                                           7.45
 7/24/1973                                           7.50
 7/25/1973                                           7.56
 7/26/1973                                           7.70
 7/27/1973                                           7.78
 7/30/1973                                           7.80
 7/31/1973                                           7.87
  8/1/1973                                           7.94
  8/2/1973                                           7.86
  8/3/1973                                           7.98
  8/6/1973                                           8.06
  8/7/1973                                           8.13
  8/8/1973                                           7.97
  8/9/1973                                           8.01
 8/10/1973                                           7.96
 8/13/1973                                           7.84
 8/14/1973                                           7.81
 8/15/1973                                           7.71
 8/16/1973                                           7.54
 8/17/1973                                           7.41
 8/20/1973                                           7.50
 8/21/1973                                           7.47
 8/22/1973                                           7.51
 8/23/1973                                           7.31
 8/24/1973                                           7.15
 8/27/1973                                           7.23
 8/28/1973                                           7.31
 8/29/1973                                           7.22
 8/30/1973                                           7.26
 8/31/1973                                           7.28
  9/3/1973                                             ND
  9/4/1973                                           7.22
  9/5/1973                                           7.12
  9/6/1973                                           7.12
  9/7/1973                                           7.10
 9/10/1973                                           7.23
 9/11/1973                                           7.33
 9/12/1973                                           7.33
 9/13/1973                                           7.36
 9/14/1973                                           7.29
 9/17/1973                                           7.11
 9/18/1973                                           6.99
 9/19/1973                                           7.02
 9/20/1973                                           6.95
 9/21/1973                                           6.91
 9/24/1973                                           6.81
 9/25/1973                                           6.79
 9/26/1973                                           6.82
 9/27/1973                                           6.80
 9/28/1973                                           6.72
 10/1/1973                                           6.75
 10/2/1973                                           6.88
 10/3/1973                                           6.82
 10/4/1973                                           6.88
 10/5/1973                                           6.72
 10/8/1973                                             ND
 10/9/1973                                           6.68
10/10/1973                                           6.74
10/11/1973                                           6.74
10/12/1973                                           6.68
10/15/1973                                           6.75
10/16/1973                                           6.80
10/17/1973                                           6.79
10/18/1973                                           6.77
10/19/1973                                           6.75
10/22/1973                                             ND
10/23/1973                                           6.80
10/24/1973                                           6.81
10/25/1973                                           6.76
10/26/1973                                           6.76
10/29/1973                                           6.77
10/30/1973                                           6.75
10/31/1973                                           6.80
 11/1/1973                                           6.83
 11/2/1973                                           6.85
 11/5/1973                                           7.00
 11/6/1973                                             ND
 11/7/1973                                           6.98
 11/8/1973                                           6.91
 11/9/1973                                           6.93
11/12/1973                                           7.03
11/13/1973                                           7.16
11/14/1973                                           7.19
11/15/1973                                           7.10
11/16/1973                                           7.05
11/19/1973                                           6.91
11/20/1973                                           6.90
11/21/1973                                           6.80
11/22/1973                                             ND
11/23/1973                                           6.81
11/26/1973                                           6.76
11/27/1973                                           6.77
11/28/1973                                           6.80
11/29/1973                                           6.80
11/30/1973                                           6.77
 12/3/1973                                           6.84
 12/4/1973                                           6.85
 12/5/1973                                           6.90
 12/6/1973                                           6.91
 12/7/1973                                           6.88
12/10/1973                                           6.72
12/11/1973                                           6.77
12/12/1973                                           6.73
12/13/1973                                           6.76
12/14/1973                                           6.74
12/17/1973                                           6.71
12/18/1973                                           6.75
12/19/1973                                           6.75
12/20/1973                                           6.73
12/21/1973                                           6.75
12/24/1973                                             ND
12/25/1973                                             ND
12/26/1973                                           6.87
12/27/1973                                           6.84
12/28/1973                                           6.81
12/31/1973                                           6.83
  1/1/1974                                             ND
  1/2/1974                                           6.86
  1/3/1974                                           6.83
  1/4/1974                                           6.83
  1/7/1974                                           6.86
  1/8/1974                                           6.87
  1/9/1974                                           6.87
 1/10/1974                                           6.91
 1/11/1974                                           6.96
 1/14/1974                                           6.98
 1/15/1974                                           6.94
 1/16/1974                                           6.96
 1/17/1974                                           6.93
 1/18/1974                                           6.94
 1/21/1974                                           6.99
 1/22/1974                                           7.05
 1/23/1974                                           7.08
 1/24/1974                                           7.06
 1/25/1974                                           7.06
 1/28/1974                                           7.01
 1/29/1974                                           7.00
 1/30/1974                                           6.97
 1/31/1974                                           6.91
  2/1/1974                                           6.85
  2/4/1974                                           6.80
  2/5/1974                                           6.80
  2/6/1974                                           6.77
  2/7/1974                                           6.82
  2/8/1974                                           6.79
 2/11/1974                                           6.78
 2/12/1974                                             ND
 2/13/1974                                           6.76
 2/14/1974                                           6.72
 2/15/1974                                           6.74
 2/18/1974                                             ND
 2/19/1974                                           6.76
 2/20/1974                                           6.77
 2/21/1974                                           6.81
 2/22/1974                                           6.82
 2/25/1974                                           6.83
 2/26/1974                                           6.94
 2/27/1974                                           6.96
 2/28/1974                                           6.98
  3/1/1974                                           7.06
  3/4/1974                                           7.08
  3/5/1974                                           7.08
  3/6/1974                                           7.02
  3/7/1974                                           7.01
  3/8/1974                                           7.09
 3/11/1974                                           7.12
 3/12/1974                                           7.12
 3/13/1974                                           7.16
 3/14/1974                                           7.14
 3/15/1974                                           7.22
 3/18/1974                                           7.32
 3/19/1974                                           7.33
 3/20/1974                                           7.40
 3/21/1974                                           7.56
 3/22/1974                                           7.65
 3/25/1974                                           7.68
 3/26/1974                                           7.62
 3/27/1974                                           7.59
 3/28/1974                                           7.67
 3/29/1974                                           7.65
  4/1/1974                                           7.67
  4/2/1974                                           7.71
  4/3/1974                                           7.75
  4/4/1974                                           7.88
  4/5/1974                                           7.97
  4/8/1974                                           7.92
  4/9/1974                                           7.92
 4/10/1974                                           7.84
 4/11/1974                                           7.83
 4/12/1974                                             ND
 4/15/1974                                           7.75
 4/16/1974                                           7.88
 4/17/1974                                           7.88
 4/18/1974                                           7.97
 4/19/1974                                           7.93
 4/22/1974                                           7.95
 4/23/1974                                           7.96
 4/24/1974                                           7.95
 4/25/1974                                           8.04
 4/26/1974                                           8.11
 4/29/1974                                           8.20
 4/30/1974                                           8.21
  5/1/1974                                           8.16
  5/2/1974                                           8.20
  5/3/1974                                           8.35
  5/6/1974                                           8.42
  5/7/1974                                           8.56
  5/8/1974                                           8.46
  5/9/1974                                           8.47
 5/10/1974                                           8.19
 5/13/1974                                           8.06
 5/14/1974                                           8.13
 5/15/1974                                           8.10
 5/16/1974                                           8.12
 5/17/1974                                           8.21
 5/20/1974                                           8.21
 5/21/1974                                           8.13
 5/22/1974                                           8.07
 5/23/1974                                           7.98
 5/24/1974                                           7.94
 5/27/1974                                             ND
 5/28/1974                                           8.05
 5/29/1974                                           8.06
 5/30/1974                                           8.02
 5/31/1974                                           8.06
  6/3/1974                                           8.11
  6/4/1974                                           8.02
  6/5/1974                                           8.04
  6/6/1974                                           8.00
  6/7/1974                                           7.93
 6/10/1974                                           7.93
 6/11/1974                                           7.95
 6/12/1974                                           8.03
 6/13/1974                                           8.10
 6/14/1974                                           8.06
 6/17/1974                                           8.01
 6/18/1974                                           8.06
 6/19/1974                                           8.06
 6/20/1974                                           8.07
 6/21/1974                                           8.10
 6/24/1974                                           8.22
 6/25/1974                                           8.29
 6/26/1974                                           8.25
 6/27/1974                                           8.36
 6/28/1974                                           8.33
  7/1/1974                                           8.38
  7/2/1974                                           8.35
  7/3/1974                                           8.43
  7/4/1974                                             ND
  7/5/1974                                           8.51
  7/8/1974                                           8.63
  7/9/1974                                           8.63
 7/10/1974                                           8.58
 7/11/1974                                           8.54
 7/12/1974                                           8.41
 7/15/1974                                           8.42
 7/16/1974                                           8.42
 7/17/1974                                           8.38
 7/18/1974                                           8.38
 7/19/1974                                           8.29
 7/22/1974                                           8.18
 7/23/1974                                           8.15
 7/24/1974                                           8.06
 7/25/1974                                           8.04
 7/26/1974                                           8.24
 7/29/1974                                           8.32
 7/30/1974                                           8.47
 7/31/1974                                           8.46
  8/1/1974                                           8.57
  8/2/1974                                           8.68
  8/5/1974                                           8.61
  8/6/1974                                           8.53
  8/7/1974                                           8.62
  8/8/1974                                           8.59
  8/9/1974                                           8.62
 8/12/1974                                           8.58
 8/13/1974                                           8.60
 8/14/1974                                           8.58
 8/15/1974                                           8.57
 8/16/1974                                           8.53
 8/19/1974                                           8.53
 8/20/1974                                           8.56
 8/21/1974                                           8.65
 8/22/1974                                           8.74
 8/23/1974                                           8.79
 8/26/1974                                           8.77
 8/27/1974                                           8.72
 8/28/1974                                           8.71
 8/29/1974                                           8.68
 8/30/1974                                           8.63
  9/2/1974                                             ND
  9/3/1974                                           8.65
  9/4/1974                                           8.63
  9/5/1974                                           8.59
  9/6/1974                                           8.57
  9/9/1974                                           8.49
 9/10/1974                                           8.50
 9/11/1974                                           8.49
 9/12/1974                                           8.57
 9/13/1974                                           8.53
 9/16/1974                                           8.45
 9/17/1974                                           8.41
 9/18/1974                                           8.35
 9/19/1974                                           8.30
 9/20/1974                                           8.26
 9/23/1974                                           8.15
 9/24/1974                                           8.16
 9/25/1974                                           8.16
 9/26/1974                                           8.11
 9/27/1974                                           8.07
 9/30/1974                                           8.05
 10/1/1974                                           8.11
 10/2/1974                                           8.13
 10/3/1974                                           8.14
 10/4/1974                                           8.05
 10/7/1974                                           7.98
 10/8/1974                                           7.97
 10/9/1974                                           8.02
10/10/1974                                           7.99
10/11/1974                                           7.93
10/14/1974                                             ND
10/15/1974                                           7.92
10/16/1974                                           7.96
10/17/1974                                           7.98
10/18/1974                                           7.88
10/21/1974                                           7.85
10/22/1974                                           7.86
10/23/1974                                           7.88
10/24/1974                                           7.90
10/25/1974                                           7.92
10/28/1974                                           7.98
10/29/1974                                           7.95
10/30/1974                                           7.95
10/31/1974                                           7.94
 11/1/1974                                           7.95
 11/4/1974                                           7.91
 11/5/1974                                             ND
 11/6/1974                                           7.87
 11/7/1974                                           7.81
 11/8/1974                                           7.79
11/11/1974                                             ND
11/12/1974                                           7.76
11/13/1974                                           7.76
11/14/1974                                           7.70
11/15/1974                                           7.60
11/18/1974                                           7.61
11/19/1974                                           7.60
11/20/1974                                           7.55
11/21/1974                                           7.55
11/22/1974                                           7.54
11/25/1974                                           7.53
11/26/1974                                           7.56
11/27/1974                                           7.56
11/28/1974                                             ND
11/29/1974                                           7.56
 12/2/1974                                           7.60
 12/3/1974                                           7.64
 12/4/1974                                           7.57
 12/5/1974                                           7.52
 12/6/1974                                           7.47
 12/9/1974                                           7.25
12/10/1974                                           7.27
12/11/1974                                           7.22
12/12/1974                                           7.26
12/13/1974                                           7.20
12/16/1974                                           7.21
12/17/1974                                           7.13
12/18/1974                                           7.09
12/19/1974                                           7.10
12/20/1974                                           7.10
12/23/1974                                           7.29
12/24/1974                                           7.33
12/25/1974                                             ND
12/26/1974                                           7.27
12/27/1974                                           7.27
12/30/1974                                           7.34
12/31/1974                                           7.36
  1/1/1975                                             ND
  1/2/1975                                           7.34
  1/3/1975                                           7.36
  1/6/1975                                           7.34
  1/7/1975                                           7.35
  1/8/1975                                           7.32
  1/9/1975                                           7.29
 1/10/1975                                           7.34
 1/13/1975                                           7.40
 1/14/1975                                           7.41
 1/15/1975                                           7.49
 1/16/1975                                           7.48
 1/17/1975                                           7.45
 1/20/1975                                           7.54
 1/21/1975                                           7.48
 1/22/1975                                           7.45
 1/23/1975                                           7.50
 1/24/1975                                           7.45
 1/27/1975                                           7.44
 1/28/1975                                           7.42
 1/29/1975                                           7.38
 1/30/1975                                           7.35
 1/31/1975                                           7.34
  2/3/1975                                           7.25
  2/4/1975                                           7.19
  2/5/1975                                           7.08
  2/6/1975                                           7.11
  2/7/1975                                           7.11
 2/10/1975                                           7.22
 2/11/1975                                           7.19
 2/12/1975                                             ND
 2/13/1975                                           7.19
 2/14/1975                                           7.07
 2/17/1975                                             ND
 2/18/1975                                           7.00
 2/19/1975                                           6.93
 2/20/1975                                           7.00
 2/21/1975                                           7.03
 2/24/1975                                           7.03
 2/25/1975                                           7.13
 2/26/1975                                           7.20
 2/27/1975                                           7.17
 2/28/1975                                           7.13
  3/3/1975                                           7.20
  3/4/1975                                           7.22
  3/5/1975                                           7.14
  3/6/1975                                           7.16
  3/7/1975                                           7.21
 3/10/1975                                           7.25
 3/11/1975                                           7.20
 3/12/1975                                           7.20
 3/13/1975                                           7.19
 3/14/1975                                           7.21
 3/17/1975                                           7.32
 3/18/1975                                           7.31
 3/19/1975                                           7.39
 3/20/1975                                           7.37
 3/21/1975                                           7.40
 3/24/1975                                           7.45
 3/25/1975                                           7.43
 3/26/1975                                           7.46
 3/27/1975                                           7.46
 3/28/1975                                             ND
 3/31/1975                                           7.50
  4/1/1975                                           7.65
  4/2/1975                                           7.82
  4/3/1975                                           7.83
  4/4/1975                                           7.84
  4/7/1975                                           8.06
  4/8/1975                                           7.97
  4/9/1975                                           7.93
 4/10/1975                                           7.97
 4/11/1975                                           7.96
 4/14/1975                                           7.90
 4/15/1975                                           7.90
 4/16/1975                                           7.90
 4/17/1975                                           7.99
 4/18/1975                                           8.05
 4/21/1975                                           8.16
 4/22/1975                                           8.13
 4/23/1975                                           8.09
 4/24/1975                                           8.07
 4/25/1975                                           8.07
 4/28/1975                                           8.17
 4/29/1975                                           8.12
 4/30/1975                                           8.12
  5/1/1975                                           8.13
  5/2/1975                                           7.86
  5/5/1975                                           7.83
  5/6/1975                                           7.89
  5/7/1975                                           7.82
  5/8/1975                                           7.78
  5/9/1975                                           7.79
 5/12/1975                                           7.74
 5/13/1975                                           7.70
 5/14/1975                                           7.64
 5/15/1975                                           7.68
 5/16/1975                                           7.64
 5/19/1975                                           7.62
 5/20/1975                                           7.59
 5/21/1975                                           7.60
 5/22/1975                                           7.63
 5/23/1975                                           7.61
 5/26/1975                                             ND
 5/27/1975                                           7.60
 5/28/1975                                           7.64
 5/29/1975                                           7.72
 5/30/1975                                           7.61
  6/2/1975                                           7.62
  6/3/1975                                           7.62
  6/4/1975                                           7.57
  6/5/1975                                           7.52
  6/6/1975                                           7.48
  6/9/1975                                           7.36
 6/10/1975                                           7.35
 6/11/1975                                           7.23
 6/12/1975                                           7.24
 6/13/1975                                           7.22
 6/16/1975                                           7.21
 6/17/1975                                           7.30
 6/18/1975                                           7.41
 6/19/1975                                           7.44
 6/20/1975                                           7.62
 6/23/1975                                           7.64
 6/24/1975                                           7.64
 6/25/1975                                           7.83
 6/26/1975                                           7.85
 6/27/1975                                           7.78
 6/30/1975                                           7.82
  7/1/1975                                           7.85
  7/2/1975                                           7.88
  7/3/1975                                           7.94
  7/4/1975                                             ND
  7/7/1975                                           7.93
  7/8/1975                                           7.86
  7/9/1975                                           7.88
 7/10/1975                                           7.92
 7/11/1975                                           7.82
 7/14/1975                                           7.77
 7/15/1975                                           7.82
 7/16/1975                                           7.89
 7/17/1975                                           7.88
 7/18/1975                                           7.92
 7/21/1975                                           7.97
 7/22/1975                                           7.98
 7/23/1975                                           7.96
 7/24/1975                                           7.96
 7/25/1975                                           8.00
 7/28/1975                                           7.98
 7/29/1975                                           8.00
 7/30/1975                                           8.03
 7/31/1975                                           8.07
  8/1/1975                                           8.18
  8/4/1975                                           8.26
  8/5/1975                                           8.28
  8/6/1975                                           8.29
  8/7/1975                                           8.40
  8/8/1975                                           8.32
 8/11/1975                                           8.25
 8/12/1975                                           8.34
 8/13/1975                                           8.33
 8/14/1975                                           8.39
 8/15/1975                                           8.44
 8/18/1975                                           8.40
 8/19/1975                                           8.36
 8/20/1975                                           8.38
 8/21/1975                                           8.46
 8/22/1975                                           8.40
 8/25/1975                                           8.42
 8/26/1975                                           8.34
 8/27/1975                                           8.27
 8/28/1975                                           8.22
 8/29/1975                                           8.16
  9/1/1975                                             ND
  9/2/1975                                           8.20
  9/3/1975                                           8.21
  9/4/1975                                           8.22
  9/5/1975                                           8.31
  9/8/1975                                           8.31
  9/9/1975                                           8.35
 9/10/1975                                           8.41
 9/11/1975                                           8.52
 9/12/1975                                           8.53
 9/15/1975                                           8.56
 9/16/1975                                           8.56
 9/17/1975                                           8.48
 9/18/1975                                           8.45
 9/19/1975                                           8.34
 9/22/1975                                           8.22
 9/23/1975                                           8.27
 9/24/1975                                           8.22
 9/25/1975                                           8.30
 9/26/1975                                           8.40
 9/29/1975                                           8.40
 9/30/1975                                           8.42
 10/1/1975                                           8.40
 10/2/1975                                           8.35
 10/3/1975                                           8.13
 10/6/1975                                           8.12
 10/7/1975                                           8.19
 10/8/1975                                           8.18
 10/9/1975                                           8.15
10/10/1975                                           8.04
10/13/1975                                             ND
10/14/1975                                           8.10
10/15/1975                                           8.10
10/16/1975                                           7.91
10/17/1975                                           7.92
10/20/1975                                           7.92
10/21/1975                                           7.87
10/22/1975                                           7.87
10/23/1975                                           7.77
10/24/1975                                           7.79
10/27/1975                                           7.82
10/28/1975                                           7.80
10/29/1975                                           7.72
10/30/1975                                           7.62
10/31/1975                                           7.66
 11/3/1975                                           7.75
 11/4/1975                                             ND
 11/5/1975                                           7.65
 11/6/1975                                           7.69
 11/7/1975                                           7.59
11/10/1975                                           7.54
11/11/1975                                             ND
11/12/1975                                           7.62
11/13/1975                                           7.68
11/14/1975                                           7.84
11/17/1975                                           7.87
11/18/1975                                           7.91
11/19/1975                                           7.94
11/20/1975                                           7.88
11/21/1975                                           8.01
11/24/1975                                           7.90
11/25/1975                                           7.93
11/26/1975                                           7.92
11/27/1975                                             ND
11/28/1975                                           7.90
 12/1/1975                                           7.87
 12/2/1975                                           7.86
 12/3/1975                                           7.84
 12/4/1975                                           7.89
 12/5/1975                                           7.88
 12/8/1975                                           7.97
 12/9/1975                                           8.00
12/10/1975                                           8.00
12/11/1975                                           7.94
12/12/1975                                           7.91
12/15/1975                                           7.87
12/16/1975                                           7.82
12/17/1975                                           7.70
12/18/1975                                           7.73
12/19/1975                                           7.61
12/22/1975                                           7.64
12/23/1975                                           7.62
12/24/1975                                           7.59
12/25/1975                                             ND
12/26/1975                                           7.48
12/29/1975                                           7.51
12/30/1975                                           7.46
12/31/1975                                           7.50
  1/1/1976                                             ND
  1/2/1976                                           7.54
  1/5/1976                                           7.50
  1/6/1976                                           7.41
  1/7/1976                                           7.43
  1/8/1976                                           7.47
  1/9/1976                                           7.37
 1/12/1976                                           7.34
 1/13/1976                                           7.34
 1/14/1976                                           7.41
 1/15/1976                                           7.47
 1/16/1976                                           7.53
 1/19/1976                                           7.46
 1/20/1976                                           7.52
 1/21/1976                                           7.48
 1/22/1976                                           7.51
 1/23/1976                                           7.45
 1/26/1976                                           7.47
 1/27/1976                                           7.48
 1/28/1976                                           7.52
 1/29/1976                                           7.46
 1/30/1976                                           7.43
  2/2/1976                                           7.44
  2/3/1976                                           7.46
  2/4/1976                                           7.50
  2/5/1976                                           7.47
  2/6/1976                                           7.49
  2/9/1976                                           7.47
 2/10/1976                                           7.49
 2/11/1976                                           7.50
 2/12/1976                                             ND
 2/13/1976                                           7.50
 2/16/1976                                             ND
 2/17/1976                                           7.44
 2/18/1976                                           7.47
 2/19/1976                                           7.45
 2/20/1976                                           7.41
 2/23/1976                                           7.39
 2/24/1976                                           7.39
 2/25/1976                                           7.37
 2/26/1976                                           7.37
 2/27/1976                                           7.46
  3/1/1976                                           7.57
  3/2/1976                                           7.53
  3/3/1976                                           7.56
  3/4/1976                                           7.61
  3/5/1976                                           7.56
  3/8/1976                                           7.54
  3/9/1976                                           7.56
 3/10/1976                                           7.56
 3/11/1976                                           7.56
 3/12/1976                                           7.50
 3/15/1976                                           7.52
 3/16/1976                                           7.54
 3/17/1976                                           7.52
 3/18/1976                                           7.48
 3/19/1976                                           7.49
 3/22/1976                                           7.43
 3/23/1976                                           7.41
 3/24/1976                                           7.40
 3/25/1976                                           7.38
 3/26/1976                                           7.38
 3/29/1976                                           7.37
 3/30/1976                                           7.40
 3/31/1976                                           7.39
  4/1/1976                                           7.44
  4/2/1976                                           7.38
  4/5/1976                                           7.34
  4/6/1976                                           7.31
  4/7/1976                                           7.29
  4/8/1976                                           7.24
  4/9/1976                                           7.23
 4/12/1976                                           7.20
 4/13/1976                                           7.16
 4/14/1976                                           7.14
 4/15/1976                                           7.14
 4/16/1976                                             ND
 4/19/1976                                           7.18
 4/20/1976                                           7.17
 4/21/1976                                           7.12
 4/22/1976                                           7.19
 4/23/1976                                           7.31
 4/26/1976                                           7.30
 4/27/1976                                           7.31
 4/28/1976                                           7.28
 4/29/1976                                           7.25
 4/30/1976                                           7.34
  5/3/1976                                           7.36
  5/4/1976                                           7.31
  5/5/1976                                           7.34
  5/6/1976                                           7.37
  5/7/1976                                           7.45
 5/10/1976                                           7.51
 5/11/1976                                           7.52
 5/12/1976                                           7.54
 5/13/1976                                           7.53
 5/14/1976                                           7.59
 5/17/1976                                           7.63
 5/18/1976                                           7.63
 5/19/1976                                           7.64
 5/20/1976                                           7.71
 5/21/1976                                           7.81
 5/24/1976                                           7.76
 5/25/1976                                           7.72
 5/26/1976                                           7.78
 5/27/1976                                           7.82
 5/28/1976                                           7.78
 5/31/1976                                             ND
  6/1/1976                                           7.71
  6/2/1976                                           7.74
  6/3/1976                                           7.75
  6/4/1976                                           7.67
  6/7/1976                                           7.64
  6/8/1976                                           7.67
  6/9/1976                                           7.66
 6/10/1976                                           7.61
 6/11/1976                                           7.58
 6/14/1976                                           7.56
 6/15/1976                                           7.59
 6/16/1976                                           7.62
 6/17/1976                                           7.60
 6/18/1976                                           7.54
 6/21/1976                                           7.51
 6/22/1976                                           7.53
 6/23/1976                                           7.53
 6/24/1976                                           7.53
 6/25/1976                                           7.56
 6/28/1976                                           7.58
 6/29/1976                                           7.59
 6/30/1976                                           7.58
  7/1/1976                                           7.59
  7/2/1976                                           7.57
  7/5/1976                                             ND
  7/6/1976                                           7.55
  7/7/1976                                           7.57
  7/8/1976                                           7.52
  7/9/1976                                           7.45
 7/12/1976                                           7.40
 7/13/1976                                           7.42
 7/14/1976                                           7.43
 7/15/1976                                           7.38
 7/16/1976                                           7.47
 7/19/1976                                           7.51
 7/20/1976                                           7.52
 7/21/1976                                           7.51
 7/22/1976                                           7.52
 7/23/1976                                           7.50
 7/26/1976                                           7.51
 7/27/1976                                           7.44
 7/28/1976                                           7.48
 7/29/1976                                           7.43
 7/30/1976                                           7.47
  8/2/1976                                           7.54
  8/3/1976                                           7.50
  8/4/1976                                           7.45
  8/5/1976                                           7.40
  8/6/1976                                           7.37
  8/9/1976                                           7.38
 8/10/1976                                           7.37
 8/11/1976                                           7.33
 8/12/1976                                           7.33
 8/13/1976                                           7.28
 8/16/1976                                           7.23
 8/17/1976                                           7.26
 8/18/1976                                           7.26
 8/19/1976                                           7.29
 8/20/1976                                           7.28
 8/23/1976                                           7.23
 8/24/1976                                           7.22
 8/25/1976                                           7.19
 8/26/1976                                           7.19
 8/27/1976                                           7.26
 8/30/1976                                           7.23
 8/31/1976                                           7.16
  9/1/1976                                           7.14
  9/2/1976                                           7.18
  9/3/1976                                           7.16
  9/6/1976                                             ND
  9/7/1976                                           7.15
  9/8/1976                                           7.16
  9/9/1976                                           7.19
 9/10/1976                                           7.17
 9/13/1976                                           7.20
 9/14/1976                                           7.18
 9/15/1976                                           7.17
 9/16/1976                                           7.13
 9/17/1976                                           7.04
 9/20/1976                                           7.07
 9/21/1976                                           7.06
 9/22/1976                                           7.09
 9/23/1976                                           7.09
 9/24/1976                                           7.18
 9/27/1976                                           7.14
 9/28/1976                                           7.09
 9/29/1976                                           7.08
 9/30/1976                                           7.05
 10/1/1976                                           6.95
 10/4/1976                                           6.94
 10/5/1976                                           6.94
 10/6/1976                                           6.88
 10/7/1976                                           6.86
 10/8/1976                                           6.71
10/11/1976                                             ND
10/12/1976                                           6.64
10/13/1976                                           6.66
10/14/1976                                           6.63
10/15/1976                                           6.55
10/18/1976                                           6.55
10/19/1976                                           6.60
10/20/1976                                           6.64
10/21/1976                                           6.67
10/22/1976                                           6.78
10/25/1976                                           6.87
10/26/1976                                           6.83
10/27/1976                                           6.80
10/28/1976                                           6.76
10/29/1976                                           6.78
 11/1/1976                                           6.70
 11/2/1976                                             ND
 11/3/1976                                           6.79
 11/4/1976                                           6.72
 11/5/1976                                           6.75
 11/8/1976                                           6.82
 11/9/1976                                           6.82
11/10/1976                                           6.78
11/11/1976                                             ND
11/12/1976                                           6.73
11/15/1976                                           6.70
11/16/1976                                           6.60
11/17/1976                                           6.56
11/18/1976                                           6.59
11/19/1976                                           6.44
11/22/1976                                           6.30
11/23/1976                                           6.28
11/24/1976                                           6.23
11/25/1976                                             ND
11/26/1976                                           5.99
11/29/1976                                           6.02
11/30/1976                                           6.05
 12/1/1976                                           6.02
 12/2/1976                                           6.00
 12/3/1976                                           6.03
 12/6/1976                                           6.05
 12/7/1976                                           6.09
 12/8/1976                                           6.13
 12/9/1976                                           6.14
12/10/1976                                           6.02
12/13/1976                                           6.16
12/14/1976                                           6.13
12/15/1976                                           6.14
12/16/1976                                           6.14
12/17/1976                                           6.11
12/20/1976                                           6.08
12/21/1976                                           6.14
12/22/1976                                           6.12
12/23/1976                                           6.11
12/24/1976                                             ND
12/27/1976                                           6.13
12/28/1976                                           6.15
12/29/1976                                           6.16
12/30/1976                                           6.12
12/31/1976                                           6.13
  1/3/1977                                           6.16
  1/4/1977                                           6.19
  1/5/1977                                           6.18
  1/6/1977                                           6.23
  1/7/1977                                           6.42
 1/10/1977                                           6.60
 1/11/1977                                           6.68
 1/12/1977                                           6.60
 1/13/1977                                           6.50
 1/14/1977                                           6.59
 1/17/1977                                           6.60
 1/18/1977                                           6.70
 1/19/1977                                           6.64
 1/20/1977                                           6.64
 1/21/1977                                           6.68
 1/24/1977                                           6.77
 1/25/1977                                           6.74
 1/26/1977                                           6.76
 1/27/1977                                           6.88
 1/28/1977                                           6.86
 1/31/1977                                           6.83
  2/1/1977                                           6.91
  2/2/1977                                           7.02
  2/3/1977                                           6.93
  2/4/1977                                           6.70
  2/7/1977                                           6.75
  2/8/1977                                           6.76
  2/9/1977                                           6.73
 2/10/1977                                           6.76
 2/11/1977                                           6.76
 2/14/1977                                           6.76
 2/15/1977                                           6.72
 2/16/1977                                           6.70
 2/17/1977                                           6.67
 2/18/1977                                           6.82
 2/21/1977                                             ND
 2/22/1977                                           6.84
 2/23/1977                                           6.95
 2/24/1977                                           7.02
 2/25/1977                                           6.99
 2/28/1977                                           6.98
  3/1/1977                                           6.99
  3/2/1977                                           6.93
  3/3/1977                                           6.90
  3/4/1977                                           6.98
  3/7/1977                                           6.99
  3/8/1977                                           6.99
  3/9/1977                                           6.97
 3/10/1977                                           6.95
 3/11/1977                                           6.90
 3/14/1977                                           6.89
 3/15/1977                                           6.87
 3/16/1977                                           6.90
 3/17/1977                                           6.94
 3/18/1977                                           6.90
 3/21/1977                                           6.88
 3/22/1977                                           6.87
 3/23/1977                                           6.88
 3/24/1977                                           6.90
 3/25/1977                                           6.94
 3/28/1977                                           6.96
 3/29/1977                                           6.93
 3/30/1977                                           6.95
 3/31/1977                                           6.94
  4/1/1977                                           6.92
  4/4/1977                                           6.94
  4/5/1977                                           6.95
  4/6/1977                                           6.95
  4/7/1977                                           6.93
  4/8/1977                                             ND
 4/11/1977                                           6.84
 4/12/1977                                           6.83
 4/13/1977                                           6.81
 4/14/1977                                           6.56
 4/15/1977                                           6.60
 4/18/1977                                           6.61
 4/19/1977                                           6.66
 4/20/1977                                           6.71
 4/21/1977                                           6.72
 4/22/1977                                           6.80
 4/25/1977                                           6.82
 4/26/1977                                           6.76
 4/27/1977                                           6.75
 4/28/1977                                           6.78
 4/29/1977                                           6.90
  5/2/1977                                           6.94
  5/3/1977                                           6.90
  5/4/1977                                           6.89
  5/5/1977                                           6.94
  5/6/1977                                           7.00
  5/9/1977                                           6.97
 5/10/1977                                           6.99
 5/11/1977                                           7.03
 5/12/1977                                           6.98
 5/13/1977                                           6.94
 5/16/1977                                           6.92
 5/17/1977                                           6.91
 5/18/1977                                           6.89
 5/19/1977                                           7.00
 5/20/1977                                           7.01
 5/23/1977                                           6.99
 5/24/1977                                           6.93
 5/25/1977                                           6.88
 5/26/1977                                           6.86
 5/27/1977                                           6.88
 5/30/1977                                             ND
 5/31/1977                                           6.87
  6/1/1977                                           6.87
  6/2/1977                                           6.87
  6/3/1977                                           6.86
  6/6/1977                                           6.87
  6/7/1977                                           6.85
  6/8/1977                                           6.84
  6/9/1977                                           6.85
 6/10/1977                                           6.78
 6/13/1977                                           6.74
 6/14/1977                                           6.68
 6/15/1977                                           6.73
 6/16/1977                                           6.74
 6/17/1977                                           6.72
 6/20/1977                                           6.74
 6/21/1977                                           6.74
 6/22/1977                                           6.70
 6/23/1977                                           6.72
 6/24/1977                                           6.68
 6/27/1977                                           6.65
 6/28/1977                                           6.64
 6/29/1977                                           6.68
 6/30/1977                                           6.70
  7/1/1977                                           6.71
  7/4/1977                                             ND
  7/5/1977                                           6.75
  7/6/1977                                           6.78
  7/7/1977                                           6.78
  7/8/1977                                           6.82
 7/11/1977                                           6.83
 7/12/1977                                           6.81
 7/13/1977                                           6.75
 7/14/1977                                             ND
 7/15/1977                                           6.82
 7/18/1977                                           6.84
 7/19/1977                                           6.83
 7/20/1977                                           6.85
 7/21/1977                                           6.89
 7/22/1977                                           6.88
 7/25/1977                                           6.86
 7/26/1977                                           6.86
 7/27/1977                                           6.94
 7/28/1977                                           7.01
 7/29/1977                                           7.03
  8/1/1977                                           7.02
  8/2/1977                                           7.05
  8/3/1977                                           7.02
  8/4/1977                                           7.05
  8/5/1977                                           7.02
  8/8/1977                                           7.01
  8/9/1977                                           7.06
 8/10/1977                                           7.07
 8/11/1977                                           7.08
 8/12/1977                                           7.10
 8/15/1977                                           7.11
 8/16/1977                                           7.12
 8/17/1977                                           7.08
 8/18/1977                                           7.06
 8/19/1977                                           7.04
 8/22/1977                                           7.05
 8/23/1977                                           7.02
 8/24/1977                                           7.01
 8/25/1977                                           6.98
 8/26/1977                                           6.93
 8/29/1977                                           6.90
 8/30/1977                                           6.93
 8/31/1977                                           6.94
  9/1/1977                                           6.97
  9/2/1977                                           6.93
  9/5/1977                                             ND
  9/6/1977                                           6.90
  9/7/1977                                           6.95
  9/8/1977                                           6.96
  9/9/1977                                           7.09
 9/12/1977                                           7.10
 9/13/1977                                           7.06
 9/14/1977                                           7.05
 9/15/1977                                           7.04
 9/16/1977                                           7.02
 9/19/1977                                           7.02
 9/20/1977                                           7.04
 9/21/1977                                           7.05
 9/22/1977                                           7.08
 9/23/1977                                           7.09
 9/26/1977                                           7.14
 9/27/1977                                           7.07
 9/28/1977                                           7.08
 9/29/1977                                           7.10
 9/30/1977                                           7.11
 10/3/1977                                           7.13
 10/4/1977                                           7.15
 10/5/1977                                           7.16
 10/6/1977                                           7.23
 10/7/1977                                           7.25
10/10/1977                                             ND
10/11/1977                                           7.30
10/12/1977                                           7.34
10/13/1977                                           7.34
10/14/1977                                           7.31
10/17/1977                                           7.33
10/18/1977                                           7.36
10/19/1977                                           7.35
10/20/1977                                           7.36
10/21/1977                                           7.39
10/24/1977                                           7.39
10/25/1977                                           7.41
10/26/1977                                           7.40
10/27/1977                                           7.38
10/28/1977                                           7.38
10/31/1977                                           7.44
 11/1/1977                                           7.47
 11/2/1977                                           7.47
 11/3/1977                                           7.45
 11/4/1977                                           7.42
 11/7/1977                                           7.40
 11/8/1977                                             ND
 11/9/1977                                           7.35
11/10/1977                                           7.34
11/11/1977                                             ND
11/14/1977                                           7.24
11/15/1977                                           7.26
11/16/1977                                           7.28
11/17/1977                                           7.28
11/18/1977                                           7.28
11/21/1977                                           7.30
11/22/1977                                           7.30
11/23/1977                                           7.30
11/24/1977                                             ND
11/25/1977                                           7.31
11/28/1977                                           7.31
11/29/1977                                           7.32
11/30/1977                                           7.36
 12/1/1977                                           7.38
 12/2/1977                                           7.40
 12/5/1977                                           7.40
 12/6/1977                                           7.44
 12/7/1977                                           7.45
 12/8/1977                                           7.46
 12/9/1977                                           7.45
12/12/1977                                           7.46
12/13/1977                                           7.46
12/14/1977                                           7.46
12/15/1977                                           7.46
12/16/1977                                           7.44
12/19/1977                                           7.48
12/20/1977                                           7.50
12/21/1977                                           7.48
12/22/1977                                           7.52
12/23/1977                                           7.55
12/26/1977                                             ND
12/27/1977                                           7.57
12/28/1977                                           7.57
12/29/1977                                           7.58
12/30/1977                                           7.54
  1/2/1978                                             ND
  1/3/1978                                           7.58
  1/4/1978                                           7.58
  1/5/1978                                           7.58
  1/6/1978                                           7.60
  1/9/1978                                           7.86
 1/10/1978                                           7.85
 1/11/1978                                           7.87
 1/12/1978                                           7.87
 1/13/1978                                           7.82
 1/16/1978                                           7.82
 1/17/1978                                           7.81
 1/18/1978                                           7.81
 1/19/1978                                           7.81
 1/20/1978                                           7.81
 1/23/1978                                           7.78
 1/24/1978                                           7.80
 1/25/1978                                           7.82
 1/26/1978                                           7.78
 1/27/1978                                           7.77
 1/30/1978                                           7.75
 1/31/1978                                           7.72
  2/1/1978                                           7.74
  2/2/1978                                           7.75
  2/3/1978                                           7.75
  2/6/1978                                           7.78
  2/7/1978                                           7.77
  2/8/1978                                           7.79
  2/9/1978                                           7.80
 2/10/1978                                           7.81
 2/13/1978                                             ND
 2/14/1978                                           7.84
 2/15/1978                                           7.87
 2/16/1978                                           7.90
 2/17/1978                                           7.88
 2/20/1978                                             ND
 2/21/1978                                           7.89
 2/22/1978                                           7.91
 2/23/1978                                           7.90
 2/24/1978                                           7.88
 2/27/1978                                           7.86
 2/28/1978                                           7.86
  3/1/1978                                           7.87
  3/2/1978                                           7.87
  3/3/1978                                           7.87
  3/6/1978                                           7.87
  3/7/1978                                           7.85
  3/8/1978                                           7.85
  3/9/1978                                           7.85
 3/10/1978                                           7.82
 3/13/1978                                           7.82
 3/14/1978                                           7.81
 3/15/1978                                           7.81
 3/16/1978                                           7.82
 3/17/1978                                           7.81
 3/20/1978                                           7.78
 3/21/1978                                           7.79
 3/22/1978                                           7.81
 3/23/1978                                           7.86
 3/24/1978                                             ND
 3/27/1978                                           7.91
 3/28/1978                                           7.94
 3/29/1978                                           7.94
 3/30/1978                                           7.95
 3/31/1978                                           7.97
  4/3/1978                                           7.96
  4/4/1978                                           7.95
  4/5/1978                                           7.97
  4/6/1978                                           7.98
  4/7/1978                                           7.97
 4/10/1978                                           7.98
 4/11/1978                                           7.97
 4/12/1978                                           7.97
 4/13/1978                                           7.95
 4/14/1978                                           7.90
 4/17/1978                                           7.88
 4/18/1978                                           7.89
 4/19/1978                                           7.99
 4/20/1978                                           8.01
 4/21/1978                                           8.02
 4/24/1978                                           8.03
 4/25/1978                                           8.02
 4/26/1978                                           8.05
 4/27/1978                                           8.07
 4/28/1978                                           8.09
  5/1/1978                                           8.08
  5/2/1978                                           8.09
  5/3/1978                                           8.08
  5/4/1978                                           8.07
  5/5/1978                                           8.15
  5/8/1978                                           8.17
  5/9/1978                                           8.16
 5/10/1978                                           8.16
 5/11/1978                                           8.17
 5/12/1978                                           8.20
 5/15/1978                                           8.17
 5/16/1978                                           8.15
 5/17/1978                                           8.14
 5/18/1978                                           8.19
 5/19/1978                                           8.22
 5/22/1978                                           8.22
 5/23/1978                                           8.22
 5/24/1978                                           8.24
 5/25/1978                                           8.26
 5/26/1978                                           8.27
 5/29/1978                                             ND
 5/30/1978                                             ND
 5/31/1978                                           8.28
  6/1/1978                                           8.27
  6/2/1978                                           8.27
  6/5/1978                                           8.25
  6/6/1978                                           8.24
  6/7/1978                                           8.24
  6/8/1978                                           8.25
  6/9/1978                                           8.27
 6/12/1978                                           8.28
 6/13/1978                                           8.28
 6/14/1978                                           8.28
 6/15/1978                                           8.28
 6/16/1978                                           8.32
 6/19/1978                                           8.34
 6/20/1978                                           8.42
 6/21/1978                                           8.46
 6/22/1978                                           8.45
 6/23/1978                                           8.47
 6/26/1978                                           8.50
 6/27/1978                                           8.50
 6/28/1978                                           8.48
 6/29/1978                                           8.46
 6/30/1978                                           8.50
  7/3/1978                                           8.48
  7/4/1978                                             ND
  7/5/1978                                           8.50
  7/6/1978                                           8.50
  7/7/1978                                           8.52
 7/10/1978                                           8.56
 7/11/1978                                           8.56
 7/12/1978                                           8.56
 7/13/1978                                           8.57
 7/14/1978                                           8.57
 7/17/1978                                           8.55
 7/18/1978                                           8.54
 7/19/1978                                           8.54
 7/20/1978                                           8.57
 7/21/1978                                           8.58
 7/24/1978                                           8.59
 7/25/1978                                           8.59
 7/26/1978                                           8.56
 7/27/1978                                           8.48
 7/28/1978                                           8.45
 7/31/1978                                           8.46
  8/1/1978                                           8.44
  8/2/1978                                           8.35
  8/3/1978                                           8.30
  8/4/1978                                           8.26
  8/7/1978                                           8.24
  8/8/1978                                           8.24
  8/9/1978                                           8.20
 8/10/1978                                           8.30
 8/11/1978                                           8.28
 8/14/1978                                           8.29
 8/15/1978                                           8.30
 8/16/1978                                           8.44
 8/17/1978                                           8.40
 8/18/1978                                           8.40
 8/21/1978                                           8.39
 8/22/1978                                           8.38
 8/23/1978                                           8.31
 8/24/1978                                           8.33
 8/25/1978                                           8.32
 8/28/1978                                           8.30
 8/29/1978                                           8.37
 8/30/1978                                           8.42
 8/31/1978                                           8.42
  9/1/1978                                           8.42
  9/4/1978                                             ND
  9/5/1978                                           8.38
  9/6/1978                                           8.38
  9/7/1978                                           8.36
  9/8/1978                                           8.37
 9/11/1978                                           8.33
 9/12/1978                                           8.35
 9/13/1978                                           8.34
 9/14/1978                                           8.36
 9/15/1978                                           8.39
 9/18/1978                                           8.41
 9/19/1978                                           8.44
 9/20/1978                                           8.46
 9/21/1978                                           8.48
 9/22/1978                                           8.50
 9/25/1978                                           8.54
 9/26/1978                                           8.51
 9/27/1978                                           8.52
 9/28/1978                                           8.51
 9/29/1978                                           8.50
 10/2/1978                                           8.53
 10/3/1978                                           8.52
 10/4/1978                                           8.53
 10/5/1978                                           8.53
 10/6/1978                                           8.51
 10/9/1978                                             ND
10/10/1978                                           8.50
10/11/1978                                           8.51
10/12/1978                                           8.47
10/13/1978                                           8.47
10/16/1978                                           8.57
10/17/1978                                           8.57
10/18/1978                                           8.58
10/19/1978                                           8.60
10/20/1978                                           8.62
10/23/1978                                           8.62
10/24/1978                                           8.60
10/25/1978                                           8.62
10/26/1978                                           8.69
10/27/1978                                           8.78
10/30/1978                                           8.93
10/31/1978                                           9.16
 11/1/1978                                           8.77
 11/2/1978                                           8.78
 11/3/1978                                           8.80
 11/6/1978                                           8.85
 11/7/1978                                             ND
 11/8/1978                                           8.87
 11/9/1978                                           8.88
11/10/1978                                           8.85
11/13/1978                                           8.86
11/14/1978                                           8.84
11/15/1978                                           8.76
11/16/1978                                           8.71
11/17/1978                                           8.72
11/20/1978                                           8.74
11/21/1978                                           8.77
11/22/1978                                           8.77
11/23/1978                                             ND
11/24/1978                                           8.94
11/27/1978                                           8.96
11/28/1978                                           8.96
11/29/1978                                           8.93
11/30/1978                                           8.94
 12/1/1978                                           8.81
 12/4/1978                                           8.85
 12/5/1978                                           8.87
 12/6/1978                                           8.88
 12/7/1978                                           8.92
 12/8/1978                                           8.93
12/11/1978                                           8.93
12/12/1978                                           8.92
12/13/1978                                           8.98
12/14/1978                                           8.98
12/15/1978                                           9.05
12/18/1978                                           9.17
12/19/1978                                           9.17
12/20/1978                                           9.26
12/21/1978                                           9.35
12/22/1978                                           9.32
12/25/1978                                             ND
12/26/1978                                           9.32
12/27/1978                                           9.31
12/28/1978                                           9.34
12/29/1978                                           9.32
  1/1/1979                                             ND
  1/2/1979                                           9.33
  1/3/1979                                           9.33
  1/4/1979                                           9.27
  1/5/1979                                           9.28
  1/8/1979                                           9.31
  1/9/1979                                           9.30
 1/10/1979                                           9.30
 1/11/1979                                           9.30
 1/12/1979                                           9.28
 1/15/1979                                           9.27
 1/16/1979                                           9.26
 1/17/1979                                           9.28
 1/18/1979                                           9.27
 1/19/1979                                           9.24
 1/22/1979                                           9.20
 1/23/1979                                           9.16
 1/24/1979                                           9.16
 1/25/1979                                           9.01
 1/26/1979                                           8.98
 1/29/1979                                           9.00
 1/30/1979                                           8.98
 1/31/1979                                           8.95
  2/1/1979                                           8.95
  2/2/1979                                           8.84
  2/5/1979                                           8.92
  2/6/1979                                           9.00
  2/7/1979                                           9.11
  2/8/1979                                           9.11
  2/9/1979                                           9.12
 2/12/1979                                             ND
 2/13/1979                                           9.12
 2/14/1979                                           9.13
 2/15/1979                                           9.13
 2/16/1979                                           9.14
 2/19/1979                                             ND
 2/20/1979                                           9.17
 2/21/1979                                           9.20
 2/22/1979                                           9.29
 2/23/1979                                           9.31
 2/26/1979                                           9.28
 2/27/1979                                           9.30
 2/28/1979                                           9.29
  3/1/1979                                           9.28
  3/2/1979                                           9.26
  3/5/1979                                           9.22
  3/6/1979                                           9.20
  3/7/1979                                           9.18
  3/8/1979                                           9.18
  3/9/1979                                           9.20
 3/12/1979                                           9.18
 3/13/1979                                           9.20
 3/14/1979                                           9.21
 3/15/1979                                           9.21
 3/16/1979                                           9.22
 3/19/1979                                           9.21
 3/20/1979                                           9.21
 3/21/1979                                           9.21
 3/22/1979                                           9.20
 3/23/1979                                           9.20
 3/26/1979                                           9.20
 3/27/1979                                           9.18
 3/28/1979                                           9.16
 3/29/1979                                           9.15
 3/30/1979                                           9.19
  4/2/1979                                           9.20
  4/3/1979                                           9.19
  4/4/1979                                           9.18
  4/5/1979                                           9.15
  4/6/1979                                           9.19
  4/9/1979                                           9.23
 4/10/1979                                           9.27
 4/11/1979                                           9.30
 4/12/1979                                           9.30
 4/13/1979                                             ND
 4/16/1979                                           9.29
 4/17/1979                                           9.24
 4/18/1979                                           9.22
 4/19/1979                                           9.20
 4/20/1979                                           9.26
 4/23/1979                                           9.26
 4/24/1979                                           9.29
 4/25/1979                                           9.26
 4/26/1979                                           9.28
 4/27/1979                                           9.33
 4/30/1979                                           9.35
  5/1/1979                                           9.35
  5/2/1979                                           9.34
  5/3/1979                                           9.36
  5/4/1979                                           9.38
  5/7/1979                                           9.36
  5/8/1979                                           9.36
  5/9/1979                                           9.35
 5/10/1979                                           9.37
 5/11/1979                                           9.33
 5/14/1979                                           9.30
 5/15/1979                                           9.32
 5/16/1979                                           9.30
 5/17/1979                                           9.22
 5/18/1979                                           9.20
 5/21/1979                                           9.22
 5/22/1979                                           9.14
 5/23/1979                                           9.05
 5/24/1979                                           9.02
 5/25/1979                                           8.98
 5/28/1979                                             ND
 5/29/1979                                           8.99
 5/30/1979                                             ND
 5/31/1979                                           9.04
  6/1/1979                                           9.01
  6/4/1979                                           9.01
  6/5/1979                                           8.97
  6/6/1979                                           8.91
  6/7/1979                                           8.82
  6/8/1979                                           8.84
 6/11/1979                                           8.87
 6/12/1979                                           8.71
 6/13/1979                                           8.75
 6/14/1979                                           8.79
 6/15/1979                                           8.90
 6/18/1979                                           8.86
 6/19/1979                                           8.88
 6/20/1979                                           8.87
 6/21/1979                                           8.88
 6/22/1979                                           8.94
 6/25/1979                                           8.89
 6/26/1979                                           8.76
 6/27/1979                                           8.72
 6/28/1979                                           8.71
 6/29/1979                                           8.74
  7/2/1979                                           8.70
  7/3/1979                                           8.71
  7/4/1979                                             ND
  7/5/1979                                           8.73
  7/6/1979                                           8.78
  7/9/1979                                           8.82
 7/10/1979                                           8.85
 7/11/1979                                           8.88
 7/12/1979                                           8.88
 7/13/1979                                           8.88
 7/16/1979                                           8.92
 7/17/1979                                           8.93
 7/18/1979                                           8.93
 7/19/1979                                           8.96
 7/20/1979                                           8.96
 7/23/1979                                           8.98
 7/24/1979                                           9.01
 7/25/1979                                           8.98
 7/26/1979                                           8.94
 7/27/1979                                           9.01
 7/30/1979                                           9.01
 7/31/1979                                           8.99
  8/1/1979                                           8.96
  8/2/1979                                           8.90
  8/3/1979                                           8.92
  8/6/1979                                           8.90
  8/7/1979                                           8.90
  8/8/1979                                           8.92
  8/9/1979                                           8.96
 8/10/1979                                           8.99
 8/13/1979                                           9.00
 8/14/1979                                           8.98
 8/15/1979                                           9.02
 8/16/1979                                           9.02
 8/17/1979                                           9.03
 8/20/1979                                           9.05
 8/21/1979                                           9.09
 8/22/1979                                           9.11
 8/23/1979                                           9.11
 8/24/1979                                           9.19
 8/27/1979                                           9.18
 8/28/1979                                           9.23
 8/29/1979                                           9.25
 8/30/1979                                           9.32
 8/31/1979                                           9.36
  9/3/1979                                             ND
  9/4/1979                                           9.42
  9/5/1979                                           9.42
  9/6/1979                                           9.42
  9/7/1979                                           9.41
 9/10/1979                                           9.42
 9/11/1979                                           9.27
 9/12/1979                                           9.36
 9/13/1979                                           9.41
 9/14/1979                                           9.36
 9/17/1979                                           9.44
 9/18/1979                                           9.45
 9/19/1979                                           9.38
 9/20/1979                                           9.38
 9/21/1979                                           9.38
 9/24/1979                                           9.41
 9/25/1979                                           9.40
 9/26/1979                                           9.45
 9/27/1979                                           9.50
 9/28/1979                                           9.48
 10/1/1979                                           9.55
 10/2/1979                                           9.54
 10/3/1979                                           9.55
 10/4/1979                                           9.67
 10/5/1979                                           9.74
 10/8/1979                                             ND
 10/9/1979                                          10.29
10/10/1979                                          10.48
10/11/1979                                          10.45
10/12/1979                                          10.45
10/15/1979                                          10.60
10/16/1979                                          10.56
10/17/1979                                          10.51
10/18/1979                                          10.74
10/19/1979                                          11.09
10/22/1979                                          11.40
10/23/1979                                          11.48
10/24/1979                                          11.36
10/25/1979                                          11.50
10/26/1979                                          11.11
10/29/1979                                          11.27
10/30/1979                                          11.27
10/31/1979                                          11.20
 11/1/1979                                          11.26
 11/2/1979                                          11.24
 11/5/1979                                          11.25
 11/6/1979                                             ND
 11/7/1979                                          11.35
 11/8/1979                                          11.28
 11/9/1979                                          10.96
11/12/1979                                             ND
11/13/1979                                          10.86
11/14/1979                                          10.98
11/15/1979                                          10.86
11/16/1979                                          11.08
11/19/1979                                          11.19
11/20/1979                                          11.22
11/21/1979                                          11.17
11/22/1979                                             ND
11/23/1979                                          10.76
11/26/1979                                          10.52
11/27/1979                                          10.28
11/28/1979                                          10.46
11/29/1979                                          10.42
11/30/1979                                          10.44
 12/3/1979                                          10.48
 12/4/1979                                          10.40
 12/5/1979                                          10.31
 12/6/1979                                          10.20
 12/7/1979                                          10.29
12/10/1979                                          10.29
12/11/1979                                          10.47
12/12/1979                                          10.60
12/13/1979                                          10.51
12/14/1979                                          10.40
12/17/1979                                          10.39
12/18/1979                                          10.33
12/19/1979                                          10.33
12/20/1979                                          10.40
12/21/1979                                          10.48
12/24/1979                                          10.49
12/25/1979                                             ND
12/26/1979                                          10.52
12/27/1979                                          10.54
12/28/1979                                          10.50
12/31/1979                                          10.38
  1/1/1980                                             ND
  1/2/1980                                          10.52
  1/3/1980                                          10.54
  1/4/1980                                          10.62
  1/7/1980                                          10.56
  1/8/1980                                          10.52
  1/9/1980                                          10.53
 1/10/1980                                          10.47
 1/11/1980                                          10.61
 1/14/1980                                          10.61
 1/15/1980                                          10.61
 1/16/1980                                          10.60
 1/17/1980                                          10.62
 1/18/1980                                          10.74
 1/21/1980                                          10.86
 1/22/1980                                          10.80
 1/23/1980                                          10.76
 1/24/1980                                          10.90
 1/25/1980                                          11.04
 1/28/1980                                          11.08
 1/29/1980                                          11.14
 1/30/1980                                          11.12
 1/31/1980                                          11.11
  2/1/1980                                          11.30
  2/4/1980                                          11.38
  2/5/1980                                          11.80
  2/6/1980                                          11.86
  2/7/1980                                          11.61
  2/8/1980                                          11.76
 2/11/1980                                          11.91
 2/12/1980                                             ND
 2/13/1980                                          11.86
 2/14/1980                                          11.93
 2/15/1980                                          12.26
 2/18/1980                                             ND
 2/19/1980                                          12.88
 2/20/1980                                          13.10
 2/21/1980                                          13.50
 2/22/1980                                          13.38
 2/25/1980                                          13.70
 2/26/1980                                          14.12
 2/27/1980                                          14.08
 2/28/1980                                          13.42
 2/29/1980                                          13.48
  3/3/1980                                          13.53
  3/4/1980                                          13.61
  3/5/1980                                          13.68
  3/6/1980                                          13.80
  3/7/1980                                          13.64
 3/10/1980                                          13.37
 3/11/1980                                          13.03
 3/12/1980                                          13.27
 3/13/1980                                          13.20
 3/14/1980                                          13.21
 3/17/1980                                          13.22
 3/18/1980                                          13.01
 3/19/1980                                          13.00
 3/20/1980                                          13.32
 3/21/1980                                          13.51
 3/24/1980                                          14.03
 3/25/1980                                          14.00
 3/26/1980                                          13.87
 3/27/1980                                          13.75
 3/28/1980                                          13.50
 3/31/1980                                          13.31
  4/1/1980                                          13.39
  4/2/1980                                          13.27
  4/3/1980                                          13.19
  4/4/1980                                             ND
  4/7/1980                                          12.70
  4/8/1980                                          12.64
  4/9/1980                                          12.59
 4/10/1980                                          12.61
 4/11/1980                                          12.30
 4/14/1980                                          12.15
 4/15/1980                                          12.02
 4/16/1980                                          11.43
 4/17/1980                                          11.52
 4/18/1980                                          11.24
 4/21/1980                                          11.10
 4/22/1980                                          10.97
 4/23/1980                                          11.03
 4/24/1980                                          11.15
 4/25/1980                                          11.14
 4/28/1980                                          10.73
 4/29/1980                                          10.73
 4/30/1980                                          10.82
  5/1/1980                                          10.72
  5/2/1980                                          10.17
  5/5/1980                                          10.08
  5/6/1980                                           9.71
  5/7/1980                                           9.85
  5/8/1980                                           9.97
  5/9/1980                                          10.08
 5/12/1980                                           9.99
 5/13/1980                                           9.79
 5/14/1980                                           9.84
 5/15/1980                                           9.97
 5/16/1980                                          10.09
 5/19/1980                                          10.20
 5/20/1980                                           9.89
 5/21/1980                                           9.85
 5/22/1980                                           9.89
 5/23/1980                                           9.61
 5/26/1980                                             ND
 5/27/1980                                           9.63
 5/28/1980                                           9.78
 5/29/1980                                           9.88
 5/30/1980                                           9.87
  6/2/1980                                           9.97
  6/3/1980                                           9.66
  6/4/1980                                           9.55
  6/5/1980                                           9.46
  6/6/1980                                           9.25
  6/9/1980                                           9.17
 6/10/1980                                           9.27
 6/11/1980                                           9.17
 6/12/1980                                           8.93
 6/13/1980                                           8.86
 6/16/1980                                           8.87
 6/17/1980                                           8.86
 6/18/1980                                           8.96
 6/19/1980                                           8.96
 6/20/1980                                           8.86
 6/23/1980                                           9.02
 6/24/1980                                           9.13
 6/25/1980                                           9.23
 6/26/1980                                           9.33
 6/27/1980                                           9.45
 6/30/1980                                           9.48
  7/1/1980                                           9.55
  7/2/1980                                           9.49
  7/3/1980                                           9.36
  7/4/1980                                             ND
  7/7/1980                                           9.49
  7/8/1980                                           9.37
  7/9/1980                                           9.41
 7/10/1980                                           9.47
 7/11/1980                                           9.56
 7/14/1980                                           9.56
 7/15/1980                                           9.45
 7/16/1980                                           9.34
 7/17/1980                                           9.43
 7/18/1980                                           9.42
 7/21/1980                                           9.38
 7/22/1980                                           9.41
 7/23/1980                                           9.40
 7/24/1980                                           9.51
 7/25/1980                                           9.59
 7/28/1980                                           9.77
 7/29/1980                                           9.77
 7/30/1980                                           9.81
 7/31/1980                                          10.09
  8/1/1980                                          10.16
  8/4/1980                                          10.04
  8/5/1980                                          10.06
  8/6/1980                                          10.19
  8/7/1980                                          10.10
  8/8/1980                                          10.22
 8/11/1980                                          10.47
 8/12/1980                                          10.48
 8/13/1980                                          10.46
 8/14/1980                                          10.48
 8/15/1980                                          10.48
 8/18/1980                                          10.99
 8/19/1980                                          11.11
 8/20/1980                                          11.29
 8/21/1980                                          11.39
 8/22/1980                                          11.26
 8/25/1980                                          11.55
 8/26/1980                                          11.55
 8/27/1980                                          11.76
 8/28/1980                                          11.92
 8/29/1980                                          11.66
  9/1/1980                                             ND
  9/2/1980                                          11.45
  9/3/1980                                          11.13
  9/4/1980                                          11.15
  9/5/1980                                          11.19
  9/8/1980                                          11.30
  9/9/1980                                          11.27
 9/10/1980                                          11.19
 9/11/1980                                          11.37
 9/12/1980                                          11.41
 9/15/1980                                          11.75
 9/16/1980                                          11.63
 9/17/1980                                          11.73
 9/18/1980                                          11.75
 9/19/1980                                          11.53
 9/22/1980                                          11.92
 9/23/1980                                          11.97
 9/24/1980                                          11.96
 9/25/1980                                          12.04
 9/26/1980                                          12.17
 9/29/1980                                          12.19
 9/30/1980                                          11.88
 10/1/1980                                          11.77
 10/2/1980                                          11.83
 10/3/1980                                          11.35
 10/6/1980                                          11.35
 10/7/1980                                          11.40
 10/8/1980                                          11.55
 10/9/1980                                          11.45
10/10/1980                                          11.55
10/13/1980                                             ND
10/14/1980                                          11.50
10/15/1980                                          11.44
10/16/1980                                          11.55
10/17/1980                                          11.69
10/20/1980                                          11.72
10/21/1980                                          11.81
10/22/1980                                          12.07
10/23/1980                                          11.95
10/24/1980                                          11.89
10/27/1980                                          12.32
10/28/1980                                          12.56
10/29/1980                                          12.75
10/30/1980                                          12.71
10/31/1980                                          12.74
 11/3/1980                                          12.74
 11/4/1980                                             ND
 11/5/1980                                          12.95
 11/6/1980                                          13.19
 11/7/1980                                          12.87
11/10/1980                                          12.88
11/11/1980                                             ND
11/12/1980                                          12.39
11/13/1980                                          12.38
11/14/1980                                          12.70
11/17/1980                                          12.95
11/18/1980                                          12.67
11/19/1980                                          12.60
11/20/1980                                          12.68
11/21/1980                                          12.97
11/24/1980                                          13.00
11/25/1980                                          13.07
11/26/1980                                          13.01
11/27/1980                                             ND
11/28/1980                                          13.14
 12/1/1980                                          13.35
 12/2/1980                                          13.37
 12/3/1980                                          13.42
 12/4/1980                                          13.43
 12/5/1980                                          13.45
 12/8/1980                                          13.51
 12/9/1980                                          13.61
12/10/1980                                          13.63
12/11/1980                                          14.04
12/12/1980                                          13.63
12/15/1980                                          13.75
12/16/1980                                          14.04
12/17/1980                                          13.87
12/18/1980                                          13.79
12/19/1980                                          13.02
12/22/1980                                          12.34
12/23/1980                                          12.50
12/24/1980                                          12.61
12/25/1980                                             ND
12/26/1980                                          12.53
12/29/1980                                          12.41
12/30/1980                                          12.55
12/31/1980                                          12.59
  1/1/1981                                             ND
  1/2/1981                                          12.61
  1/5/1981                                          12.29
  1/6/1981                                          12.21
  1/7/1981                                          12.61
  1/8/1981                                          12.68
  1/9/1981                                          12.88
 1/12/1981                                          12.71
 1/13/1981                                          12.68
 1/14/1981                                          12.61
 1/15/1981                                          12.77
 1/16/1981                                          12.66
 1/19/1981                                          12.92
 1/20/1981                                          12.77
 1/21/1981                                          13.08
 1/22/1981                                          13.16
 1/23/1981                                          13.10
 1/26/1981                                          12.89
 1/27/1981                                          12.92
 1/28/1981                                          12.94
 1/29/1981                                          12.89
 1/30/1981                                          12.80
  2/2/1981                                          13.02
  2/3/1981                                          13.20
  2/4/1981                                          13.09
  2/5/1981                                          13.10
  2/6/1981                                          13.23
  2/9/1981                                          13.35
 2/10/1981                                          13.50
 2/11/1981                                          13.66
 2/12/1981                                             ND
 2/13/1981                                          13.84
 2/16/1981                                             ND
 2/17/1981                                          13.46
 2/18/1981                                          13.45
 2/19/1981                                          13.25
 2/20/1981                                          13.10
 2/23/1981                                          13.49
 2/24/1981                                          13.51
 2/25/1981                                          13.61
 2/26/1981                                          13.80
 2/27/1981                                          13.76
  3/2/1981                                          13.92
  3/3/1981                                          13.78
  3/4/1981                                          13.82
  3/5/1981                                          13.78
  3/6/1981                                          13.49
  3/9/1981                                          13.39
 3/10/1981                                          13.37
 3/11/1981                                          13.40
 3/12/1981                                          13.33
 3/13/1981                                          13.18
 3/16/1981                                          13.15
 3/17/1981                                          12.97
 3/18/1981                                          12.80
 3/19/1981                                          12.95
 3/20/1981                                          13.01
 3/23/1981                                          13.38
 3/24/1981                                          13.57
 3/25/1981                                          13.51
 3/26/1981                                          13.63
 3/27/1981                                          13.68
 3/30/1981                                          13.48
 3/31/1981                                          13.39
  4/1/1981                                          13.36
  4/2/1981                                          13.46
  4/3/1981                                          13.62
  4/6/1981                                          14.01
  4/7/1981                                          13.74
  4/8/1981                                          13.85
  4/9/1981                                          13.77
 4/10/1981                                          13.84
 4/13/1981                                          14.01
 4/14/1981                                          13.89
 4/15/1981                                          14.05
 4/16/1981                                          14.08
 4/17/1981                                             ND
 4/20/1981                                          14.10
 4/21/1981                                          14.07
 4/22/1981                                          14.13
 4/23/1981                                          14.18
 4/24/1981                                          14.24
 4/27/1981                                          14.31
 4/28/1981                                          14.28
 4/29/1981                                          14.37
 4/30/1981                                          14.45
  5/1/1981                                          14.37
  5/4/1981                                          14.83
  5/5/1981                                          15.35
  5/6/1981                                          15.02
  5/7/1981                                          14.83
  5/8/1981                                          14.66
 5/11/1981                                          14.87
 5/12/1981                                          15.06
 5/13/1981                                          15.05
 5/14/1981                                          14.84
 5/15/1981                                          14.59
 5/18/1981                                          14.22
 5/19/1981                                          14.59
 5/20/1981                                          14.71
 5/21/1981                                          14.77
 5/22/1981                                          14.39
 5/25/1981                                             ND
 5/26/1981                                          14.13
 5/27/1981                                          14.24
 5/28/1981                                          13.99
 5/29/1981                                          13.99
  6/1/1981                                          13.99
  6/2/1981                                          14.07
  6/3/1981                                          14.05
  6/4/1981                                          14.10
  6/5/1981                                          14.10
  6/8/1981                                          13.78
  6/9/1981                                          13.87
 6/10/1981                                          13.78
 6/11/1981                                          13.84
 6/12/1981                                          13.87
 6/15/1981                                          13.57
 6/16/1981                                          13.58
 6/17/1981                                          13.71
 6/18/1981                                          14.10
 6/19/1981                                          14.07
 6/22/1981                                          13.96
 6/23/1981                                          14.00
 6/24/1981                                          14.10
 6/25/1981                                          14.08
 6/26/1981                                          14.09
 6/29/1981                                          14.01
 6/30/1981                                          14.25
  7/1/1981                                          14.47
  7/2/1981                                          14.38
  7/3/1981                                             ND
  7/6/1981                                          14.27
  7/7/1981                                          14.49
  7/8/1981                                          14.57
  7/9/1981                                          14.60
 7/10/1981                                          14.45
 7/13/1981                                          14.41
 7/14/1981                                          14.55
 7/15/1981                                          14.55
 7/16/1981                                          14.59
 7/17/1981                                          14.53
 7/20/1981                                          15.25
 7/21/1981                                          15.23
 7/22/1981                                          15.24
 7/23/1981                                          15.17
 7/24/1981                                          14.96
 7/27/1981                                          14.87
 7/28/1981                                          15.04
 7/29/1981                                          15.21
 7/30/1981                                          15.31
 7/31/1981                                          15.24
  8/3/1981                                          15.62
  8/4/1981                                          15.60
  8/5/1981                                          15.40
  8/6/1981                                          15.31
  8/7/1981                                          15.34
 8/10/1981                                          15.08
 8/11/1981                                          14.87
 8/12/1981                                          15.12
 8/13/1981                                          15.26
 8/14/1981                                          15.34
 8/17/1981                                          15.39
 8/18/1981                                          15.45
 8/19/1981                                          15.48
 8/20/1981                                          15.63
 8/21/1981                                          15.62
 8/24/1981                                          16.00
 8/25/1981                                          16.07
 8/26/1981                                          15.99
 8/27/1981                                          16.15
 8/28/1981                                          16.01
 8/31/1981                                          16.11
  9/1/1981                                          16.12
  9/2/1981                                          16.09
  9/3/1981                                          16.14
  9/4/1981                                          16.17
  9/7/1981                                             ND
  9/8/1981                                          16.23
  9/9/1981                                          16.22
 9/10/1981                                          16.01
 9/11/1981                                          15.81
 9/14/1981                                          15.93
 9/15/1981                                          15.71
 9/16/1981                                          15.75
 9/17/1981                                          15.55
 9/18/1981                                          15.55
 9/21/1981                                          15.31
 9/22/1981                                          15.61
 9/23/1981                                          15.79
 9/24/1981                                          15.83
 9/25/1981                                          16.13
 9/28/1981                                          16.13
 9/29/1981                                          16.18
 9/30/1981                                          16.27
 10/1/1981                                          16.13
 10/2/1981                                          15.83
 10/5/1981                                          15.55
 10/6/1981                                          15.53
 10/7/1981                                          15.43
 10/8/1981                                          15.41
 10/9/1981                                          15.03
10/12/1981                                             ND
10/13/1981                                          15.12
10/14/1981                                          15.13
10/15/1981                                          15.12
10/16/1981                                          15.20
10/19/1981                                          15.29
10/20/1981                                          15.37
10/21/1981                                          15.55
10/22/1981                                          15.57
10/23/1981                                          15.46
10/26/1981                                          15.68
10/27/1981                                          15.62
10/28/1981                                          15.54
10/29/1981                                          15.20
10/30/1981                                          14.78
 11/2/1981                                          14.61
 11/3/1981                                             ND
 11/4/1981                                          14.32
 11/5/1981                                          14.43
 11/6/1981                                          14.07
 11/9/1981                                          13.54
11/10/1981                                          13.63
11/11/1981                                             ND
11/12/1981                                          13.23
11/13/1981                                          13.31
11/16/1981                                          13.21
11/17/1981                                          13.21
11/18/1981                                          13.11
11/19/1981                                          13.04
11/20/1981                                          13.01
11/23/1981                                          13.31
11/24/1981                                          12.75
11/25/1981                                          12.61
11/26/1981                                             ND
11/27/1981                                          12.58
11/30/1981                                          12.79
 12/1/1981                                          13.11
 12/2/1981                                          13.25
 12/3/1981                                          13.21
 12/4/1981                                          12.80
 12/7/1981                                          13.22
 12/8/1981                                          13.23
 12/9/1981                                          13.40
12/10/1981                                          13.77
12/11/1981                                          13.73
12/14/1981                                          13.55
12/15/1981                                          13.35
12/16/1981                                          13.36
12/17/1981                                          13.55
12/18/1981                                          13.40
12/21/1981                                          13.87
12/22/1981                                          14.03
12/23/1981                                          14.20
12/24/1981                                          14.03
12/25/1981                                             ND
12/28/1981                                          14.01
12/29/1981                                          14.11
12/30/1981                                          14.06
12/31/1981                                          13.97
  1/1/1982                                             ND
  1/4/1982                                          14.15
  1/5/1982                                          14.41
  1/6/1982                                          14.60
  1/7/1982                                          14.66
  1/8/1982                                          14.47
 1/11/1982                                          14.83
 1/12/1982                                          14.70
 1/13/1982                                          14.86
 1/14/1982                                          14.69
 1/15/1982                                          14.86
 1/18/1982                                          14.77
 1/19/1982                                          14.79
 1/20/1982                                          14.90
 1/21/1982                                          14.75
 1/22/1982                                          14.85
 1/25/1982                                          14.80
 1/26/1982                                          14.63
 1/27/1982                                          14.62
 1/28/1982                                          14.33
 1/29/1982                                          14.24
  2/1/1982                                          14.79
  2/2/1982                                          14.61
  2/3/1982                                          14.73
  2/4/1982                                          14.82
  2/5/1982                                          14.72
  2/8/1982                                          14.94
  2/9/1982                                          15.02
 2/10/1982                                          14.89
 2/11/1982                                          14.80
 2/12/1982                                             ND
 2/15/1982                                             ND
 2/16/1982                                          14.68
 2/17/1982                                          14.73
 2/18/1982                                          14.45
 2/19/1982                                          14.44
 2/22/1982                                          13.97
 2/23/1982                                          14.03
 2/24/1982                                          13.98
 2/25/1982                                          14.01
 2/26/1982                                          14.12
  3/1/1982                                          13.97
  3/2/1982                                          13.87
  3/3/1982                                          13.77
  3/4/1982                                          13.61
  3/5/1982                                          13.57
  3/8/1982                                          13.57
  3/9/1982                                          13.72
 3/10/1982                                          13.75
 3/11/1982                                          14.03
 3/12/1982                                          14.04
 3/15/1982                                          14.11
 3/16/1982                                          14.04
 3/17/1982                                          14.00
 3/18/1982                                          14.01
 3/19/1982                                          14.06
 3/22/1982                                          13.91
 3/23/1982                                          13.89
 3/24/1982                                          14.10
 3/25/1982                                          14.09
 3/26/1982                                          14.18
 3/29/1982                                          14.39
 3/30/1982                                          14.41
 3/31/1982                                          14.39
  4/1/1982                                          14.26
  4/2/1982                                          14.26
  4/5/1982                                          14.28
  4/6/1982                                          14.30
  4/7/1982                                          14.30
  4/8/1982                                          14.11
  4/9/1982                                             ND
 4/12/1982                                          14.01
 4/13/1982                                          13.99
 4/14/1982                                          14.12
 4/15/1982                                          14.05
 4/16/1982                                          13.83
 4/19/1982                                          13.83
 4/20/1982                                          13.89
 4/21/1982                                          13.81
 4/22/1982                                          13.87
 4/23/1982                                          13.84
 4/26/1982                                          13.81
 4/27/1982                                          13.80
 4/28/1982                                          13.87
 4/29/1982                                          13.95
 4/30/1982                                          13.90
  5/3/1982                                          14.02
  5/4/1982                                          14.02
  5/5/1982                                          13.95
  5/6/1982                                          13.71
  5/7/1982                                          13.64
 5/10/1982                                          13.59
 5/11/1982                                          13.64
 5/12/1982                                          13.75
 5/13/1982                                          13.84
 5/14/1982                                          13.64
 5/17/1982                                          13.71
 5/18/1982                                          13.76
 5/19/1982                                          13.81
 5/20/1982                                          13.64
 5/21/1982                                          13.66
 5/24/1982                                          13.68
 5/25/1982                                          13.73
 5/26/1982                                          13.74
 5/27/1982                                          13.79
 5/28/1982                                          13.76
 5/31/1982                                             ND
  6/1/1982                                          13.98
  6/2/1982                                          13.96
  6/3/1982                                          13.94
  6/4/1982                                          14.03
  6/7/1982                                          14.00
  6/8/1982                                          14.04
  6/9/1982                                          14.06
 6/10/1982                                          14.08
 6/11/1982                                          14.00
 6/14/1982                                          14.31
 6/15/1982                                          14.31
 6/16/1982                                          14.39
 6/17/1982                                          14.61
 6/18/1982                                          14.80
 6/21/1982                                          14.85
 6/22/1982                                          14.84
 6/23/1982                                          14.95
 6/24/1982                                          14.94
 6/25/1982                                          14.93
 6/28/1982                                          14.91
 6/29/1982                                          14.80
 6/30/1982                                          14.65
  7/1/1982                                          14.62
  7/2/1982                                          14.69
  7/5/1982                                             ND
  7/6/1982                                          14.69
  7/7/1982                                          14.69
  7/8/1982                                          14.33
  7/9/1982                                          14.19
 7/12/1982                                          14.01
 7/13/1982                                          14.19
 7/14/1982                                          14.27
 7/15/1982                                          14.16
 7/16/1982                                          13.86
 7/19/1982                                          13.80
 7/20/1982                                          13.65
 7/21/1982                                          13.70
 7/22/1982                                          13.55
 7/23/1982                                          13.58
 7/26/1982                                          13.92
 7/27/1982                                          13.89
 7/28/1982                                          14.00
 7/29/1982                                          13.89
 7/30/1982                                          13.73
  8/2/1982                                          13.46
  8/3/1982                                          13.52
  8/4/1982                                          13.60
  8/5/1982                                          13.68
  8/6/1982                                          13.86
  8/9/1982                                          13.72
 8/10/1982                                          13.74
 8/11/1982                                          13.74
 8/12/1982                                          13.50
 8/13/1982                                          13.24
 8/16/1982                                          13.00
 8/17/1982                                          12.61
 8/18/1982                                          12.45
 8/19/1982                                          12.42
 8/20/1982                                          12.15
 8/23/1982                                          12.39
 8/24/1982                                          12.29
 8/25/1982                                          12.26
 8/26/1982                                          12.32
 8/27/1982                                          12.65
 8/30/1982                                          12.71
 8/31/1982                                          12.65
  9/1/1982                                          12.58
  9/2/1982                                          12.52
  9/3/1982                                          12.26
  9/6/1982                                             ND
  9/7/1982                                          12.36
  9/8/1982                                          12.40
  9/9/1982                                          12.41
 9/10/1982                                          12.56
 9/13/1982                                          12.52
 9/14/1982                                          12.38
 9/15/1982                                          12.56
 9/16/1982                                          12.52
 9/17/1982                                          12.39
 9/20/1982                                          12.43
 9/21/1982                                          12.13
 9/22/1982                                          12.04
 9/23/1982                                          11.92
 9/24/1982                                          12.05
 9/27/1982                                          11.95
 9/28/1982                                          11.78
 9/29/1982                                          11.76
 9/30/1982                                          11.69
 10/1/1982                                          11.50
 10/4/1982                                          11.73
 10/5/1982                                          11.70
 10/6/1982                                          11.52
 10/7/1982                                          10.81
 10/8/1982                                          10.71
10/11/1982                                             ND
10/12/1982                                          10.40
10/13/1982                                          10.28
10/14/1982                                          10.52
10/15/1982                                          10.64
10/18/1982                                          10.42
10/19/1982                                          10.38
10/20/1982                                          10.52
10/21/1982                                          10.54
10/22/1982                                          10.66
10/25/1982                                          10.97
10/26/1982                                          10.74
10/27/1982                                          10.76
10/28/1982                                          10.61
10/29/1982                                          10.58
 11/1/1982                                          10.41
 11/2/1982                                             ND
 11/3/1982                                          10.30
 11/4/1982                                          10.28
 11/5/1982                                          10.36
 11/8/1982                                          10.46
 11/9/1982                                          10.41
11/10/1982                                          10.38
11/11/1982                                             ND
11/12/1982                                          10.50
11/15/1982                                          10.60
11/16/1982                                          10.63
11/17/1982                                          10.55
11/18/1982                                          10.42
11/19/1982                                          10.36
11/22/1982                                          10.25
11/23/1982                                          10.19
11/24/1982                                          10.20
11/25/1982                                             ND
11/26/1982                                          10.19
11/29/1982                                          10.39
11/30/1982                                          10.37
 12/1/1982                                          10.34
 12/2/1982                                          10.29
 12/3/1982                                          10.16
 12/6/1982                                          10.17
 12/7/1982                                          10.21
 12/8/1982                                          10.25
 12/9/1982                                          10.30
12/10/1982                                          10.37
12/13/1982                                          10.34
12/14/1982                                          10.13
12/15/1982                                          10.15
12/16/1982                                          10.24
12/17/1982                                          10.28
12/20/1982                                          10.31
12/21/1982                                          10.21
12/22/1982                                          10.22
12/23/1982                                          10.15
12/24/1982                                             ND
12/27/1982                                          10.15
12/28/1982                                          10.15
12/29/1982                                          10.19
12/30/1982                                          10.19
12/31/1982                                          10.09
  1/3/1983                                          10.02
  1/4/1983                                          10.07
  1/5/1983                                          10.06
  1/6/1983                                          10.05
  1/7/1983                                           9.98
 1/10/1983                                           9.96
 1/11/1983                                           9.92
 1/12/1983                                           9.92
 1/13/1983                                           9.81
 1/14/1983                                           9.78
 1/17/1983                                           9.78
 1/18/1983                                           9.79
 1/19/1983                                           9.89
 1/20/1983                                           9.94
 1/21/1983                                          10.18
 1/24/1983                                          10.26
 1/25/1983                                          10.18
 1/26/1983                                          10.23
 1/27/1983                                          10.20
 1/28/1983                                          10.21
 1/31/1983                                          10.31
  2/1/1983                                          10.34
  2/2/1983                                          10.37
  2/3/1983                                          10.39
  2/4/1983                                          10.51
  2/7/1983                                          10.49
  2/8/1983                                          10.50
  2/9/1983                                          10.58
 2/10/1983                                          10.38
 2/11/1983                                          10.31
 2/14/1983                                          10.37
 2/15/1983                                          10.37
 2/16/1983                                          10.29
 2/17/1983                                          10.24
 2/18/1983                                          10.13
 2/21/1983                                             ND
 2/22/1983                                          10.01
 2/23/1983                                          10.00
 2/24/1983                                           9.96
 2/25/1983                                           9.82
 2/28/1983                                           9.83
  3/1/1983                                           9.74
  3/2/1983                                           9.76
  3/3/1983                                           9.72
  3/4/1983                                           9.75
  3/7/1983                                           9.92
  3/8/1983                                          10.01
  3/9/1983                                          10.02
 3/10/1983                                          10.08
 3/11/1983                                          10.12
 3/14/1983                                          10.02
 3/15/1983                                           9.99
 3/16/1983                                          10.09
 3/17/1983                                          10.14
 3/18/1983                                          10.15
 3/21/1983                                          10.20
 3/22/1983                                          10.29
 3/23/1983                                          10.23
 3/24/1983                                          10.24
 3/25/1983                                          10.32
 3/28/1983                                          10.33
 3/29/1983                                          10.28
 3/30/1983                                          10.25
 3/31/1983                                          10.27
  4/1/1983                                             ND
  4/4/1983                                          10.25
  4/5/1983                                          10.11
  4/6/1983                                          10.11
  4/7/1983                                          10.09
  4/8/1983                                          10.11
 4/11/1983                                           9.99
 4/12/1983                                          10.01
 4/13/1983                                          10.01
 4/14/1983                                           9.93
 4/15/1983                                           9.98
 4/18/1983                                           9.95
 4/19/1983                                          10.04
 4/20/1983                                          10.01
 4/21/1983                                          10.07
 4/22/1983                                          10.03
 4/25/1983                                          10.01
 4/26/1983                                          10.02
 4/27/1983                                           9.92
 4/28/1983                                           9.91
 4/29/1983                                           9.88
  5/2/1983                                           9.82
  5/3/1983                                           9.81
  5/4/1983                                           9.73
  5/5/1983                                           9.76
  5/6/1983                                           9.74
  5/9/1983                                           9.86
 5/10/1983                                           9.81
 5/11/1983                                           9.82
 5/12/1983                                           9.87
 5/13/1983                                           9.86
 5/16/1983                                          10.02
 5/17/1983                                          10.03
 5/18/1983                                          10.06
 5/19/1983                                          10.17
 5/20/1983                                          10.20
 5/23/1983                                          10.27
 5/24/1983                                          10.30
 5/25/1983                                          10.29
 5/26/1983                                          10.38
 5/27/1983                                          10.37
 5/30/1983                                             ND
 5/31/1983                                          10.55
  6/1/1983                                          10.48
  6/2/1983                                          10.46
  6/3/1983                                          10.53
  6/6/1983                                          10.54
  6/7/1983                                          10.61
  6/8/1983                                          10.64
  6/9/1983                                          10.63
 6/10/1983                                          10.64
 6/13/1983                                          10.50
 6/14/1983                                          10.53
 6/15/1983                                          10.48
 6/16/1983                                          10.46
 6/17/1983                                          10.47
 6/20/1983                                          10.62
 6/21/1983                                          10.64
 6/22/1983                                          10.71
 6/23/1983                                          10.76
 6/24/1983                                          10.83
 6/27/1983                                          10.92
 6/28/1983                                          10.85
 6/29/1983                                          10.76
 6/30/1983                                          10.76
  7/1/1983                                          10.72
  7/4/1983                                             ND
  7/5/1983                                          11.03
  7/6/1983                                          10.98
  7/7/1983                                          11.12
  7/8/1983                                          11.16
 7/11/1983                                          11.09
 7/12/1983                                          11.24
 7/13/1983                                          11.21
 7/14/1983                                          11.21
 7/15/1983                                          11.36
 7/18/1983                                          11.30
 7/19/1983                                          11.23
 7/20/1983                                          11.14
 7/21/1983                                          11.16
 7/22/1983                                          11.26
 7/25/1983                                          11.26
 7/26/1983                                          11.33
 7/27/1983                                          11.32
 7/28/1983                                          11.47
 7/29/1983                                          11.59
  8/1/1983                                          11.63
  8/2/1983                                          11.68
  8/3/1983                                          11.68
  8/4/1983                                          11.84
  8/5/1983                                          11.85
  8/8/1983                                          11.95
  8/9/1983                                          11.88
 8/10/1983                                          11.94
 8/11/1983                                          11.87
 8/12/1983                                          11.82
 8/15/1983                                          11.58
 8/16/1983                                          11.52
 8/17/1983                                          11.41
 8/18/1983                                          11.44
 8/19/1983                                          11.50
 8/22/1983                                          11.30
 8/23/1983                                          11.37
 8/24/1983                                          11.30
 8/25/1983                                          11.35
 8/26/1983                                          11.40
 8/29/1983                                          11.63
 8/30/1983                                          11.67
 8/31/1983                                          11.79
  9/1/1983                                          11.76
  9/2/1983                                          11.81
  9/5/1983                                             ND
  9/6/1983                                          11.63
  9/7/1983                                          11.52
  9/8/1983                                          11.57
  9/9/1983                                          11.53
 9/12/1983                                          11.35
 9/13/1983                                          11.38
 9/14/1983                                          11.51
 9/15/1983                                          11.61
 9/16/1983                                          11.43
 9/19/1983                                          11.42
 9/20/1983                                          11.33
 9/21/1983                                          11.40
 9/22/1983                                          11.40
 9/23/1983                                          11.29
 9/26/1983                                          11.18
 9/27/1983                                          11.21
 9/28/1983                                          11.24
 9/29/1983                                          11.26
 9/30/1983                                          11.20
 10/3/1983                                          11.22
 10/4/1983                                          11.22
 10/5/1983                                          11.11
 10/6/1983                                          11.10
 10/7/1983                                          11.12
10/10/1983                                             ND
10/11/1983                                          11.36
10/12/1983                                          11.35
10/13/1983                                          11.40
10/14/1983                                          11.31
10/17/1983                                          11.21
10/18/1983                                          11.20
10/19/1983                                          11.20
10/20/1983                                          11.22
10/21/1983                                          11.18
10/24/1983                                          11.39
10/25/1983                                          11.40
10/26/1983                                          11.40
10/27/1983                                          11.39
10/28/1983                                          11.39
10/31/1983                                          11.39
 11/1/1983                                          11.38
 11/2/1983                                          11.39
 11/3/1983                                          11.41
 11/4/1983                                          11.53
 11/7/1983                                          11.56
 11/8/1983                                             ND
 11/9/1983                                          11.54
11/10/1983                                          11.40
11/11/1983                                             ND
11/14/1983                                          11.38
11/15/1983                                          11.40
11/16/1983                                          11.40
11/17/1983                                          11.44
11/18/1983                                          11.46
11/21/1983                                          11.38
11/22/1983                                          11.34
11/23/1983                                          11.37
11/24/1983                                             ND
11/25/1983                                          11.31
11/28/1983                                          11.41
11/29/1983                                          11.31
11/30/1983                                          11.36
 12/1/1983                                          11.37
 12/2/1983                                          11.47
 12/5/1983                                          11.50
 12/6/1983                                          11.46
 12/7/1983                                          11.49
 12/8/1983                                          11.57
 12/9/1983                                          11.58
12/12/1983                                          11.54
12/13/1983                                          11.65
12/14/1983                                          11.68
12/15/1983                                          11.66
12/16/1983                                          11.59
12/19/1983                                          11.59
12/20/1983                                          11.56
12/21/1983                                          11.54
12/22/1983                                          11.51
12/23/1983                                          11.53
12/26/1983                                             ND
12/27/1983                                          11.50
12/28/1983                                          11.56
12/29/1983                                          11.52
12/30/1983                                          11.57
  1/2/1984                                             ND
  1/3/1984                                          11.59
  1/4/1984                                          11.50
  1/5/1984                                          11.47
  1/6/1984                                          11.43
  1/9/1984                                          11.47
 1/10/1984                                          11.44
 1/11/1984                                          11.46
 1/12/1984                                          11.48
 1/13/1984                                          11.26
 1/16/1984                                          11.25
 1/17/1984                                          11.28
 1/18/1984                                          11.30
 1/19/1984                                          11.29
 1/20/1984                                          11.32
 1/23/1984                                          11.31
 1/24/1984                                          11.31
 1/25/1984                                          11.31
 1/26/1984                                          11.31
 1/27/1984                                          11.31
 1/30/1984                                          11.31
 1/31/1984                                          11.34
  2/1/1984                                          11.31
  2/2/1984                                          11.28
  2/3/1984                                          11.31
  2/6/1984                                          11.40
  2/7/1984                                          11.40
  2/8/1984                                          11.41
  2/9/1984                                          11.43
 2/10/1984                                          11.52
 2/13/1984                                             ND
 2/14/1984                                          11.54
 2/15/1984                                          11.50
 2/16/1984                                          11.51
 2/17/1984                                          11.63
 2/20/1984                                             ND
 2/21/1984                                          11.62
 2/22/1984                                          11.61
 2/23/1984                                          11.76
 2/24/1984                                          11.69
 2/27/1984                                          11.77
 2/28/1984                                          11.80
 2/29/1984                                          11.74
  3/1/1984                                          11.77
  3/2/1984                                          11.68
  3/5/1984                                          11.76
  3/6/1984                                          11.77
  3/7/1984                                          11.87
  3/8/1984                                          11.90
  3/9/1984                                          11.95
 3/12/1984                                          11.94
 3/13/1984                                          11.97
 3/14/1984                                          12.00
 3/15/1984                                          11.99
 3/16/1984                                          12.01
 3/19/1984                                          12.11
 3/20/1984                                          12.13
 3/21/1984                                          12.17
 3/22/1984                                          12.22
 3/23/1984                                          12.23
 3/26/1984                                          12.20
 3/27/1984                                          12.21
 3/28/1984                                          12.15
 3/29/1984                                          12.16
 3/30/1984                                          12.28
  4/2/1984                                          12.29
  4/3/1984                                          12.40
  4/4/1984                                          12.44
  4/5/1984                                          12.42
  4/6/1984                                          12.24
  4/9/1984                                          12.22
 4/10/1984                                          12.26
 4/11/1984                                          12.24
 4/12/1984                                          12.16
 4/13/1984                                          12.30
 4/16/1984                                          12.35
 4/17/1984                                          12.30
 4/18/1984                                          12.40
 4/19/1984                                          12.47
 4/20/1984                                             ND
 4/23/1984                                          12.49
 4/24/1984                                          12.46
 4/25/1984                                          12.45
 4/26/1984                                          12.42
 4/27/1984                                          12.55
 4/30/1984                                          12.57
  5/1/1984                                          12.57
  5/2/1984                                          12.62
  5/3/1984                                          12.64
  5/4/1984                                          12.83
  5/7/1984                                          12.90
  5/8/1984                                          12.88
  5/9/1984                                          12.97
 5/10/1984                                          12.98
 5/11/1984                                          13.20
 5/14/1984                                          13.30
 5/15/1984                                          13.23
 5/16/1984                                          13.17
 5/17/1984                                          13.27
 5/18/1984                                          13.21
 5/21/1984                                          13.18
 5/22/1984                                          13.27
 5/23/1984                                          13.30
 5/24/1984                                          13.46
 5/25/1984                                          13.52
 5/28/1984                                             ND
 5/29/1984                                          13.70
 5/30/1984                                          13.84
 5/31/1984                                          13.76
  6/1/1984                                          13.46
  6/4/1984                                          13.29
  6/5/1984                                          13.24
  6/6/1984                                          13.38
  6/7/1984                                          13.43
  6/8/1984                                          13.35
 6/11/1984                                          13.57
 6/12/1984                                          13.45
 6/13/1984                                          13.37
 6/14/1984                                          13.31
 6/15/1984                                          13.12
 6/18/1984                                          13.19
 6/19/1984                                          13.30
 6/20/1984                                          13.57
 6/21/1984                                          13.67
 6/22/1984                                          13.72
 6/25/1984                                          13.70
 6/26/1984                                          13.77
 6/27/1984                                          13.70
 6/28/1984                                          13.70
 6/29/1984                                          13.72
  7/2/1984                                          13.73
  7/3/1984                                          13.67
  7/4/1984                                             ND
  7/5/1984                                          13.64
  7/6/1984                                          13.65
  7/9/1984                                          13.40
 7/10/1984                                          13.46
 7/11/1984                                          13.45
 7/12/1984                                          13.39
 7/13/1984                                          13.24
 7/16/1984                                          13.24
 7/17/1984                                          13.29
 7/18/1984                                          13.22
 7/19/1984                                          13.17
 7/20/1984                                          13.24
 7/23/1984                                          13.25
 7/24/1984                                          13.24
 7/25/1984                                          12.95
 7/26/1984                                          12.80
 7/27/1984                                          12.89
 7/30/1984                                          13.00
 7/31/1984                                          12.85
  8/1/1984                                          12.74
  8/2/1984                                          12.71
  8/3/1984                                          12.55
  8/6/1984                                          12.66
  8/7/1984                                          12.64
  8/8/1984                                          12.62
  8/9/1984                                          12.59
 8/10/1984                                          12.63
 8/13/1984                                          12.71
 8/14/1984                                          12.62
 8/15/1984                                          12.68
 8/16/1984                                          12.66
 8/17/1984                                          12.67
 8/20/1984                                          12.66
 8/21/1984                                          12.64
 8/22/1984                                          12.66
 8/23/1984                                          12.68
 8/24/1984                                          12.67
 8/27/1984                                          12.80
 8/28/1984                                          12.82
 8/29/1984                                          12.78
 8/30/1984                                          12.79
 8/31/1984                                          12.77
  9/3/1984                                             ND
  9/4/1984                                          12.85
  9/5/1984                                          12.92
  9/6/1984                                          12.82
  9/7/1984                                          12.75
 9/10/1984                                          12.65
 9/11/1984                                          12.59
 9/12/1984                                          12.62
 9/13/1984                                          12.47
 9/14/1984                                          12.42
 9/17/1984                                          12.42
 9/18/1984                                          12.33
 9/19/1984                                          12.26
 9/20/1984                                          12.27
 9/21/1984                                          12.44
 9/24/1984                                          12.51
 9/25/1984                                          12.53
 9/26/1984                                          12.47
 9/27/1984                                          12.31
 9/28/1984                                          12.48
 10/1/1984                                          12.51
 10/2/1984                                          12.52
 10/3/1984                                          12.49
 10/4/1984                                          12.45
 10/5/1984                                          12.35
 10/8/1984                                             ND
 10/9/1984                                          12.32
10/10/1984                                          12.32
10/11/1984                                          12.23
10/12/1984                                          12.17
10/15/1984                                          12.24
10/16/1984                                          12.25
10/17/1984                                          12.21
10/18/1984                                          11.98
10/19/1984                                          11.82
10/22/1984                                          11.82
10/23/1984                                          11.62
10/24/1984                                          11.55
10/25/1984                                          11.65
10/26/1984                                          11.83
10/29/1984                                          11.79
10/30/1984                                          11.63
10/31/1984                                          11.59
 11/1/1984                                          11.45
 11/2/1984                                          11.46
 11/5/1984                                          11.40
 11/6/1984                                             ND
 11/7/1984                                          11.45
 11/8/1984                                          11.55
 11/9/1984                                          11.47
11/12/1984                                             ND
11/13/1984                                          11.55
11/14/1984                                          11.59
11/15/1984                                          11.52
11/16/1984                                          11.46
11/19/1984                                          11.41
11/20/1984                                          11.29
11/21/1984                                          11.14
11/22/1984                                             ND
11/23/1984                                          10.99
11/26/1984                                          11.05
11/27/1984                                          11.05
11/28/1984                                          11.03
11/29/1984                                          11.07
11/30/1984                                          11.25
 12/3/1984                                          11.23
 12/4/1984                                          11.16
 12/5/1984                                          11.14
 12/6/1984                                          11.23
 12/7/1984                                          11.31
12/10/1984                                          11.26
12/11/1984                                          11.18
12/12/1984                                          11.14
12/13/1984                                          11.27
12/14/1984                                          11.08
12/17/1984                                          11.01
12/18/1984                                          10.83
12/19/1984                                          10.86
12/20/1984                                          10.89
12/21/1984                                          10.89
12/24/1984                                          10.85
12/25/1984                                             ND
12/26/1984                                          10.97
12/27/1984                                          10.98
12/28/1984                                          11.03
12/31/1984                                          11.08
  1/1/1985                                             ND
  1/2/1985                                          11.22
  1/3/1985                                          11.13
  1/4/1985                                          11.19
  1/7/1985                                          11.09
  1/8/1985                                          11.04
  1/9/1985                                          11.03
 1/10/1985                                          11.05
 1/11/1985                                          11.14
 1/14/1985                                          11.13
 1/15/1985                                          11.01
 1/16/1985                                          11.02
 1/17/1985                                          10.99
 1/18/1985                                          10.89
 1/21/1985                                             ND
 1/22/1985                                          10.79
 1/23/1985                                          10.74
 1/24/1985                                          10.61
 1/25/1985                                          10.66
 1/28/1985                                          10.70
 1/29/1985                                          10.70
 1/30/1985                                          10.68
 1/31/1985                                          10.77
  2/1/1985                                          10.93
  2/4/1985                                          10.99
  2/5/1985                                          10.93
  2/6/1985                                          11.00
  2/7/1985                                          11.04
  2/8/1985                                          11.00
 2/11/1985                                          11.05
 2/12/1985                                             ND
 2/13/1985                                          11.02
 2/14/1985                                          10.93
 2/15/1985                                          10.98
 2/18/1985                                             ND
 2/19/1985                                          10.95
 2/20/1985                                          11.09
 2/21/1985                                          11.29
 2/22/1985                                          11.35
 2/25/1985                                          11.40
 2/26/1985                                          11.35
 2/27/1985                                          11.51
 2/28/1985                                          11.55
  3/1/1985                                          11.52
  3/4/1985                                          11.57
  3/5/1985                                          11.49
  3/6/1985                                          11.53
  3/7/1985                                          11.61
  3/8/1985                                          11.37
 3/11/1985                                          11.38
 3/12/1985                                          11.45
 3/13/1985                                          11.59
 3/14/1985                                          11.63
 3/15/1985                                          11.63
 3/18/1985                                          11.70
 3/19/1985                                          11.67
 3/20/1985                                          11.62
 3/21/1985                                          11.48
 3/22/1985                                          11.55
 3/25/1985                                          11.53
 3/26/1985                                          11.45
 3/27/1985                                          11.49
 3/28/1985                                          11.38
 3/29/1985                                          11.29
  4/1/1985                                          11.28
  4/2/1985                                          11.33
  4/3/1985                                          11.34
  4/4/1985                                          11.35
  4/5/1985                                             ND
  4/8/1985                                          11.36
  4/9/1985                                          11.28
 4/10/1985                                          11.20
 4/11/1985                                          11.05
 4/12/1985                                          11.05
 4/15/1985                                          11.02
 4/16/1985                                          10.80
 4/17/1985                                          10.86
 4/18/1985                                          10.69
 4/19/1985                                          10.69
 4/22/1985                                          10.67
 4/23/1985                                          10.79
 4/24/1985                                          10.77
 4/25/1985                                          10.87
 4/26/1985                                          10.87
 4/29/1985                                          10.96
 4/30/1985                                          10.91
  5/1/1985                                          10.81
  5/2/1985                                          10.83
  5/3/1985                                          10.74
  5/6/1985                                          10.71
  5/7/1985                                          10.68
  5/8/1985                                          10.74
  5/9/1985                                          10.68
 5/10/1985                                          10.57
 5/13/1985                                          10.56
 5/14/1985                                          10.39
 5/15/1985                                          10.39
 5/16/1985                                          10.28
 5/17/1985                                          10.32
 5/20/1985                                          10.04
 5/21/1985                                          10.07
 5/22/1985                                          10.05
 5/23/1985                                          10.11
 5/24/1985                                          10.05
 5/27/1985                                             ND
 5/28/1985                                           9.95
 5/29/1985                                           9.90
 5/30/1985                                           9.84
 5/31/1985                                           9.68
  6/3/1985                                           9.50
  6/4/1985                                           9.47
  6/5/1985                                           9.26
  6/6/1985                                           9.33
  6/7/1985                                           9.67
 6/10/1985                                           9.68
 6/11/1985                                           9.63
 6/12/1985                                           9.65
 6/13/1985                                           9.67
 6/14/1985                                           9.39
 6/17/1985                                           9.45
 6/18/1985                                           9.33
 6/19/1985                                           9.46
 6/20/1985                                           9.51
 6/21/1985                                           9.75
 6/24/1985                                           9.83
 6/25/1985                                           9.95
 6/26/1985                                           9.97
 6/27/1985                                           9.83
 6/28/1985                                           9.65
  7/1/1985                                           9.58
  7/2/1985                                           9.61
  7/3/1985                                           9.62
  7/4/1985                                             ND
  7/5/1985                                           9.30
  7/8/1985                                           9.41
  7/9/1985                                           9.41
 7/10/1985                                           9.45
 7/11/1985                                           9.61
 7/12/1985                                           9.63
 7/15/1985                                           9.63
 7/16/1985                                           9.59
 7/17/1985                                           9.54
 7/18/1985                                           9.71
 7/19/1985                                           9.72
 7/22/1985                                           9.87
 7/23/1985                                           9.91
 7/24/1985                                           9.92
 7/25/1985                                           9.91
 7/26/1985                                           9.96
 7/29/1985                                          10.02
 7/30/1985                                          10.02
 7/31/1985                                           9.98
  8/1/1985                                           9.95
  8/2/1985                                          10.09
  8/5/1985                                          10.06
  8/6/1985                                          10.08
  8/7/1985                                          10.01
  8/8/1985                                           9.91
  8/9/1985                                           9.86
 8/12/1985                                           9.86
 8/13/1985                                           9.92
 8/14/1985                                           9.84
 8/15/1985                                           9.83
 8/16/1985                                           9.74
 8/19/1985                                           9.74
 8/20/1985                                           9.70
 8/21/1985                                           9.63
 8/22/1985                                           9.62
 8/23/1985                                           9.67
 8/26/1985                                           9.70
 8/27/1985                                           9.65
 8/28/1985                                           9.63
 8/29/1985                                           9.58
 8/30/1985                                           9.74
  9/2/1985                                             ND
  9/3/1985                                           9.71
  9/4/1985                                           9.64
  9/5/1985                                           9.71
  9/6/1985                                           9.97
  9/9/1985                                           9.97
 9/10/1985                                           9.96
 9/11/1985                                           9.98
 9/12/1985                                           9.97
 9/13/1985                                           9.87
 9/16/1985                                           9.83
 9/17/1985                                           9.85
 9/18/1985                                           9.87
 9/19/1985                                           9.89
 9/20/1985                                           9.81
 9/23/1985                                           9.74
 9/24/1985                                           9.69
 9/25/1985                                           9.59
 9/26/1985                                           9.61
 9/27/1985                                             ND
 9/30/1985                                           9.73
 10/1/1985                                           9.69
 10/2/1985                                           9.69
 10/3/1985                                           9.69
 10/4/1985                                           9.73
 10/7/1985                                           9.83
 10/8/1985                                           9.81
 10/9/1985                                           9.82
10/10/1985                                           9.82
10/11/1985                                           9.82
10/14/1985                                             ND
10/15/1985                                           9.79
10/16/1985                                           9.73
10/17/1985                                           9.67
10/18/1985                                           9.62
10/21/1985                                           9.63
10/22/1985                                           9.60
10/23/1985                                           9.62
10/24/1985                                           9.64
10/25/1985                                           9.67
10/28/1985                                           9.75
10/29/1985                                           9.61
10/30/1985                                           9.45
10/31/1985                                           9.47
 11/1/1985                                           9.45
 11/4/1985                                           9.44
 11/5/1985                                           9.39
 11/6/1985                                           9.38
 11/7/1985                                           9.38
 11/8/1985                                           9.30
11/11/1985                                             ND
11/12/1985                                           9.20
11/13/1985                                           9.28
11/14/1985                                           9.33
11/15/1985                                           9.39
11/18/1985                                           9.22
11/19/1985                                           9.20
11/20/1985                                           9.22
11/21/1985                                           9.17
11/22/1985                                           9.22
11/25/1985                                           9.23
11/26/1985                                           9.24
11/27/1985                                           9.12
11/28/1985                                             ND
11/29/1985                                           9.07
 12/2/1985                                           9.14
 12/3/1985                                           9.15
 12/4/1985                                           9.10
 12/5/1985                                           9.10
 12/6/1985                                           9.12
 12/9/1985                                           8.98
12/10/1985                                           8.83
12/11/1985                                           8.64
12/12/1985                                           8.72
12/13/1985                                           8.63
12/16/1985                                           8.62
12/17/1985                                           8.48
12/18/1985                                           8.57
12/19/1985                                           8.58
12/20/1985                                           8.52
12/23/1985                                           8.56
12/24/1985                                           8.56
12/25/1985                                             ND
12/26/1985                                           8.52
12/27/1985                                           8.50
12/30/1985                                           8.49
12/31/1985                                           8.49
  1/1/1986                                             ND
  1/2/1986                                           8.51
  1/3/1986                                           8.52
  1/6/1986                                           8.54
  1/7/1986                                           8.44
  1/8/1986                                           8.58
  1/9/1986                                           8.78
 1/10/1986                                           8.89
 1/13/1986                                           9.00
 1/14/1986                                           8.93
 1/15/1986                                           8.82
 1/16/1986                                           8.79
 1/17/1986                                           8.74
 1/20/1986                                             ND
 1/21/1986                                           8.74
 1/22/1986                                           8.77
 1/23/1986                                           8.74
 1/24/1986                                           8.74
 1/27/1986                                           8.63
 1/28/1986                                           8.53
 1/29/1986                                           8.56
 1/30/1986                                           8.57
 1/31/1986                                           8.53
  2/3/1986                                           8.50
  2/4/1986                                           8.44
  2/5/1986                                           8.51
  2/6/1986                                           8.54
  2/7/1986                                           8.62
 2/10/1986                                           8.54
 2/11/1986                                           8.47
 2/12/1986                                           8.46
 2/13/1986                                           8.43
 2/14/1986                                           8.29
 2/17/1986                                             ND
 2/18/1986                                           8.28
 2/19/1986                                           8.37
 2/20/1986                                           8.39
 2/21/1986                                           8.24
 2/24/1986                                           8.20
 2/25/1986                                           8.21
 2/26/1986                                           8.07
 2/27/1986                                           7.91
 2/28/1986                                           7.91
  3/3/1986                                           7.76
  3/4/1986                                           7.55
  3/5/1986                                           7.76
  3/6/1986                                           7.68
  3/7/1986                                           7.56
 3/10/1986                                           7.41
 3/11/1986                                           7.35
 3/12/1986                                           7.37
 3/13/1986                                           7.46
 3/14/1986                                           7.40
 3/17/1986                                           7.42
 3/18/1986                                           7.48
 3/19/1986                                           7.46
 3/20/1986                                           7.45
 3/21/1986                                           7.47
 3/24/1986                                           7.40
 3/25/1986                                           7.39
 3/26/1986                                           7.36
 3/27/1986                                           7.28
 3/28/1986                                             ND
 3/31/1986                                           7.19
  4/1/1986                                           7.18
  4/2/1986                                           7.21
  4/3/1986                                           7.29
  4/4/1986                                           7.22
  4/7/1986                                           7.19
  4/8/1986                                           7.07
  4/9/1986                                           6.99
 4/10/1986                                           6.95
 4/11/1986                                           7.00
 4/14/1986                                           6.89
 4/15/1986                                           6.88
 4/16/1986                                           6.68
 4/17/1986                                           6.75
 4/18/1986                                           6.78
 4/21/1986                                           6.75
 4/22/1986                                           6.93
 4/23/1986                                           7.11
 4/24/1986                                           7.31
 4/25/1986                                           7.39
 4/28/1986                                           7.27
 4/29/1986                                           7.17
 4/30/1986                                           7.17
  5/1/1986                                           7.20
  5/2/1986                                           7.23
  5/5/1986                                           7.17
  5/6/1986                                           7.16
  5/7/1986                                           7.21
  5/8/1986                                           7.17
  5/9/1986                                           7.25
 5/12/1986                                           7.41
 5/13/1986                                           7.46
 5/14/1986                                           7.48
 5/15/1986                                           7.67
 5/16/1986                                           7.89
 5/19/1986                                           7.87
 5/20/1986                                           7.80
 5/21/1986                                           7.76
 5/22/1986                                           7.76
 5/23/1986                                           7.73
 5/26/1986                                             ND
 5/27/1986                                           7.65
 5/28/1986                                           7.55
 5/29/1986                                           7.78
 5/30/1986                                           7.82
  6/2/1986                                           8.05
  6/3/1986                                           7.99
  6/4/1986                                           8.17
  6/5/1986                                           8.10
  6/6/1986                                           7.78
  6/9/1986                                           7.94
 6/10/1986                                           7.92
 6/11/1986                                           7.90
 6/12/1986                                           7.83
 6/13/1986                                           7.57
 6/16/1986                                           7.47
 6/17/1986                                           7.45
 6/18/1986                                           7.41
 6/19/1986                                           7.49
 6/20/1986                                           7.45
 6/23/1986                                           7.42
 6/24/1986                                           7.35
 6/25/1986                                           7.31
 6/26/1986                                           7.29
 6/27/1986                                           7.27
 6/30/1986                                           7.23
  7/1/1986                                           7.23
  7/2/1986                                           7.23
  7/3/1986                                           7.15
  7/4/1986                                             ND
  7/7/1986                                           7.14
  7/8/1986                                           7.26
  7/9/1986                                           7.14
 7/10/1986                                           7.12
 7/11/1986                                           7.00
 7/14/1986                                           6.97
 7/15/1986                                           6.91
 7/16/1986                                           6.90
 7/17/1986                                           6.91
 7/18/1986                                           6.88
 7/21/1986                                           6.88
 7/22/1986                                           6.93
 7/23/1986                                           7.04
 7/24/1986                                           7.12
 7/25/1986                                           7.09
 7/28/1986                                           7.23
 7/29/1986                                           7.13
 7/30/1986                                           7.10
 7/31/1986                                           7.02
  8/1/1986                                           7.02
  8/4/1986                                           7.01
  8/5/1986                                           7.07
  8/6/1986                                           7.13
  8/7/1986                                           7.10
  8/8/1986                                           6.97
 8/11/1986                                           6.90
 8/12/1986                                           6.89
 8/13/1986                                           6.83
 8/14/1986                                           6.89
 8/15/1986                                           6.83
 8/18/1986                                           6.83
 8/19/1986                                           6.70
 8/20/1986                                           6.65
 8/21/1986                                           6.62
 8/22/1986                                           6.68
 8/25/1986                                           6.65
 8/26/1986                                           6.63
 8/27/1986                                           6.53
 8/28/1986                                           6.52
 8/29/1986                                           6.40
  9/1/1986                                             ND
  9/2/1986                                           6.45
  9/3/1986                                           6.64
  9/4/1986                                           6.63
  9/5/1986                                           6.81
  9/8/1986                                           6.89
  9/9/1986                                           6.88
 9/10/1986                                           6.85
 9/11/1986                                           7.07
 9/12/1986                                           7.09
 9/15/1986                                           7.00
 9/16/1986                                           6.99
 9/17/1986                                           6.93
 9/18/1986                                           7.02
 9/19/1986                                           7.10
 9/22/1986                                           7.06
 9/23/1986                                           7.03
 9/24/1986                                           6.94
 9/25/1986                                           6.94
 9/26/1986                                           6.96
 9/29/1986                                           7.04
 9/30/1986                                           6.98
 10/1/1986                                           6.93
 10/2/1986                                           6.95
 10/3/1986                                           6.74
 10/6/1986                                           6.71
 10/7/1986                                           6.71
 10/8/1986                                           6.71
 10/9/1986                                           6.73
10/10/1986                                           6.73
10/13/1986                                             ND
10/14/1986                                           6.82
10/15/1986                                           6.87
10/16/1986                                           6.87
10/17/1986                                           6.94
10/20/1986                                           7.05
10/21/1986                                           6.96
10/22/1986                                           6.91
10/23/1986                                           6.82
10/24/1986                                           6.86
10/27/1986                                           6.82
10/28/1986                                           6.85
10/29/1986                                           6.82
10/30/1986                                           6.75
10/31/1986                                           6.76
 11/3/1986                                           6.71
 11/4/1986                                           6.71
 11/5/1986                                           6.72
 11/6/1986                                           6.79
 11/7/1986                                           6.86
11/10/1986                                           6.89
11/11/1986                                             ND
11/12/1986                                           6.87
11/13/1986                                           6.83
11/14/1986                                           6.81
11/17/1986                                           6.77
11/18/1986                                           6.79
11/19/1986                                           6.73
11/20/1986                                           6.74
11/21/1986                                           6.72
11/24/1986                                           6.69
11/25/1986                                           6.66
11/26/1986                                           6.65
11/27/1986                                             ND
11/28/1986                                           6.65
 12/1/1986                                           6.69
 12/2/1986                                           6.61
 12/3/1986                                           6.58
 12/4/1986                                           6.53
 12/5/1986                                           6.65
 12/8/1986                                           6.61
 12/9/1986                                           6.60
12/10/1986                                           6.58
12/11/1986                                           6.64
12/12/1986                                           6.66
12/15/1986                                           6.69
12/16/1986                                           6.67
12/17/1986                                           6.68
12/18/1986                                           6.69
12/19/1986                                           6.69
12/22/1986                                           6.69
12/23/1986                                           6.68
12/24/1986                                           6.68
12/25/1986                                             ND
12/26/1986                                           6.69
12/29/1986                                           6.78
12/30/1986                                           6.82
12/31/1986                                           6.81
  1/1/1987                                             ND
  1/2/1987                                           6.75
  1/5/1987                                           6.67
  1/6/1987                                           6.67
  1/7/1987                                           6.65
  1/8/1987                                           6.60
  1/9/1987                                           6.58
 1/12/1987                                           6.61
 1/13/1987                                           6.64
 1/14/1987                                           6.67
 1/15/1987                                           6.64
 1/16/1987                                           6.60
 1/19/1987                                             ND
 1/20/1987                                           6.57
 1/21/1987                                           6.57
 1/22/1987                                           6.57
 1/23/1987                                           6.59
 1/26/1987                                           6.67
 1/27/1987                                           6.66
 1/28/1987                                           6.63
 1/29/1987                                           6.65
 1/30/1987                                           6.71
  2/2/1987                                           6.75
  2/3/1987                                           6.77
  2/4/1987                                           6.76
  2/5/1987                                           6.70
  2/6/1987                                           6.73
  2/9/1987                                           6.79
 2/10/1987                                           6.89
 2/11/1987                                           6.96
 2/12/1987                                           6.92
 2/13/1987                                           6.83
 2/16/1987                                             ND
 2/17/1987                                           6.87
 2/18/1987                                           6.84
 2/19/1987                                           6.76
 2/20/1987                                           6.78
 2/23/1987                                           6.78
 2/24/1987                                           6.75
 2/25/1987                                           6.72
 2/26/1987                                           6.74
 2/27/1987                                           6.71
  3/2/1987                                           6.69
  3/3/1987                                           6.72
  3/4/1987                                           6.66
  3/5/1987                                           6.69
  3/6/1987                                           6.77
  3/9/1987                                           6.78
 3/10/1987                                           6.78
 3/11/1987                                           6.78
 3/12/1987                                           6.78
 3/13/1987                                           6.75
 3/16/1987                                           6.77
 3/17/1987                                           6.75
 3/18/1987                                           6.76
 3/19/1987                                           6.75
 3/20/1987                                           6.77
 3/23/1987                                           6.80
 3/24/1987                                           6.82
 3/25/1987                                           6.84
 3/26/1987                                           6.81
 3/27/1987                                           6.89
 3/30/1987                                           7.07
 3/31/1987                                           7.02
  4/1/1987                                           7.12
  4/2/1987                                           7.12
  4/3/1987                                           7.10
  4/6/1987                                           7.06
  4/7/1987                                           7.14
  4/8/1987                                           7.14
  4/9/1987                                           7.30
 4/10/1987                                           7.55
 4/13/1987                                           7.68
 4/14/1987                                           7.83
 4/15/1987                                           7.67
 4/16/1987                                           7.55
 4/17/1987                                             ND
 4/20/1987                                           7.72
 4/21/1987                                           7.71
 4/22/1987                                           7.77
 4/23/1987                                           7.92
 4/24/1987                                           8.05
 4/27/1987                                           7.97
 4/28/1987                                           7.91
 4/29/1987                                           7.93
 4/30/1987                                           7.82
  5/1/1987                                           7.98
  5/4/1987                                           8.12
  5/5/1987                                           8.08
  5/6/1987                                           8.15
  5/7/1987                                           8.08
  5/8/1987                                           8.04
 5/11/1987                                           8.19
 5/12/1987                                           8.19
 5/13/1987                                           8.18
 5/14/1987                                           8.20
 5/15/1987                                           8.45
 5/18/1987                                           8.42
 5/19/1987                                           8.55
 5/20/1987                                           8.61
 5/21/1987                                           8.55
 5/22/1987                                           8.49
 5/25/1987                                             ND
 5/26/1987                                           8.23
 5/27/1987                                           8.28
 5/28/1987                                           8.25
 5/29/1987                                           8.15
  6/1/1987                                           8.08
  6/2/1987                                           8.31
  6/3/1987                                           8.25
  6/4/1987                                           8.20
  6/5/1987                                           8.11
  6/8/1987                                           8.14
  6/9/1987                                           8.18
 6/10/1987                                           8.15
 6/11/1987                                           8.13
 6/12/1987                                           7.90
 6/15/1987                                           7.89
 6/16/1987                                           7.89
 6/17/1987                                           7.83
 6/18/1987                                           7.87
 6/19/1987                                           7.89
 6/22/1987                                           7.83
 6/23/1987                                           7.85
 6/24/1987                                           7.94
 6/25/1987                                           7.91
 6/26/1987                                           8.02
 6/29/1987                                           7.97
 6/30/1987                                           8.02
  7/1/1987                                           7.96
  7/2/1987                                           7.90
  7/3/1987                                             ND
  7/6/1987                                           7.90
  7/7/1987                                           7.90
  7/8/1987                                           7.90
  7/9/1987                                           7.95
 7/10/1987                                           7.88
 7/13/1987                                           7.93
 7/14/1987                                           7.89
 7/15/1987                                           7.97
 7/16/1987                                           7.95
 7/17/1987                                           7.92
 7/20/1987                                           7.96
 7/21/1987                                           8.03
 7/22/1987                                           8.05
 7/23/1987                                           8.08
 7/24/1987                                           8.12
 7/27/1987                                           8.15
 7/28/1987                                           8.17
 7/29/1987                                           8.16
 7/30/1987                                           8.20
 7/31/1987                                           8.21
  8/3/1987                                           8.34
  8/4/1987                                           8.34
  8/5/1987                                           8.26
  8/6/1987                                           8.28
  8/7/1987                                           8.27
 8/10/1987                                           8.29
 8/11/1987                                           8.26
 8/12/1987                                           8.27
 8/13/1987                                           8.21
 8/14/1987                                           8.18
 8/17/1987                                           8.17
 8/18/1987                                           8.31
 8/19/1987                                           8.34
 8/20/1987                                           8.35
 8/21/1987                                           8.35
 8/24/1987                                           8.34
 8/25/1987                                           8.32
 8/26/1987                                           8.36
 8/27/1987                                           8.48
 8/28/1987                                           8.54
 8/31/1987                                           8.52
  9/1/1987                                           8.57
  9/2/1987                                           8.77
  9/3/1987                                           8.77
  9/4/1987                                           8.82
  9/7/1987                                             ND
  9/8/1987                                           9.02
  9/9/1987                                           9.00
 9/10/1987                                           8.95
 9/11/1987                                           8.88
 9/14/1987                                           8.87
 9/15/1987                                           8.95
 9/16/1987                                           9.00
 9/17/1987                                           8.98
 9/18/1987                                           8.91
 9/21/1987                                           8.94
 9/22/1987                                           8.91
 9/23/1987                                           8.92
 9/24/1987                                           9.03
 9/25/1987                                           9.06
 9/28/1987                                           9.07
 9/29/1987                                           9.17
 9/30/1987                                           9.21
 10/1/1987                                           9.22
 10/2/1987                                           9.20
 10/5/1987                                           9.28
 10/6/1987                                           9.32
 10/7/1987                                           9.31
 10/8/1987                                           9.49
 10/9/1987                                           9.56
10/12/1987                                             ND
10/13/1987                                           9.51
10/14/1987                                           9.75
10/15/1987                                           9.82
10/16/1987                                           9.84
10/19/1987                                           9.70
10/20/1987                                           8.93
10/21/1987                                           8.80
10/22/1987                                           8.52
10/23/1987                                           8.55
10/26/1987                                           8.33
10/27/1987                                           8.42
10/28/1987                                           8.43
10/29/1987                                           8.33
10/30/1987                                           8.37
 11/2/1987                                           8.44
 11/3/1987                                           8.38
 11/4/1987                                           8.30
 11/5/1987                                           8.18
 11/6/1987                                           8.28
 11/9/1987                                           8.30
11/10/1987                                           8.27
11/11/1987                                             ND
11/12/1987                                           8.27
11/13/1987                                           8.34
11/16/1987                                           8.34
11/17/1987                                           8.38
11/18/1987                                           8.38
11/19/1987                                           8.34
11/20/1987                                           8.32
11/23/1987                                           8.34
11/24/1987                                           8.35
11/25/1987                                           8.41
11/26/1987                                             ND
11/27/1987                                           8.55
11/30/1987                                           8.43
 12/1/1987                                           8.44
 12/2/1987                                           8.43
 12/3/1987                                           8.35
 12/4/1987                                           8.35
 12/7/1987                                           8.48
 12/8/1987                                           8.49
 12/9/1987                                           8.47
12/10/1987                                           8.63
12/11/1987                                           8.65
12/14/1987                                           8.63
12/15/1987                                           8.54
12/16/1987                                           8.46
12/17/1987                                           8.47
12/18/1987                                           8.39
12/21/1987                                           8.38
12/22/1987                                           8.48
12/23/1987                                           8.40
12/24/1987                                           8.37
12/25/1987                                             ND
12/28/1987                                           8.46
12/29/1987                                           8.41
12/30/1987                                           8.32
12/31/1987                                           8.33
  1/1/1988                                             ND
  1/4/1988                                           8.35
  1/5/1988                                           8.29
  1/6/1988                                           8.37
  1/7/1988                                           8.35
  1/8/1988                                           8.48
 1/11/1988                                           8.41
 1/12/1988                                           8.39
 1/13/1988                                           8.36
 1/14/1988                                           8.36
 1/15/1988                                           8.13
 1/18/1988                                             ND
 1/19/1988                                           8.16
 1/20/1988                                           8.11
 1/21/1988                                           8.04
 1/22/1988                                           8.01
 1/25/1988                                           7.99
 1/26/1988                                           8.08
 1/27/1988                                           7.91
 1/28/1988                                           7.83
 1/29/1988                                           7.76
  2/1/1988                                           7.78
  2/2/1988                                           7.70
  2/3/1988                                           7.76
  2/4/1988                                           7.76
  2/5/1988                                           7.64
  2/8/1988                                           7.70
  2/9/1988                                           7.65
 2/10/1988                                           7.59
 2/11/1988                                           7.64
 2/12/1988                                           7.77
 2/15/1988                                             ND
 2/16/1988                                           7.79
 2/17/1988                                           7.80
 2/18/1988                                           7.78
 2/19/1988                                           7.77
 2/22/1988                                           7.75
 2/23/1988                                           7.69
 2/24/1988                                           7.69
 2/25/1988                                           7.68
 2/26/1988                                           7.67
 2/29/1988                                           7.64
  3/1/1988                                           7.61
  3/2/1988                                           7.59
  3/3/1988                                           7.59
  3/4/1988                                           7.74
  3/7/1988                                           7.77
  3/8/1988                                           7.79
  3/9/1988                                           7.76
 3/10/1988                                           7.81
 3/11/1988                                           7.76
 3/14/1988                                           7.76
 3/15/1988                                           7.76
 3/16/1988                                           7.81
 3/17/1988                                           7.76
 3/18/1988                                           7.81
 3/21/1988                                           7.91
 3/22/1988                                           7.91
 3/23/1988                                           7.95
 3/24/1988                                           8.01
 3/25/1988                                           7.95
 3/28/1988                                           8.03
 3/29/1988                                           8.03
 3/30/1988                                           8.03
 3/31/1988                                           8.04
  4/1/1988                                             ND
  4/4/1988                                           8.19
  4/5/1988                                           8.18
  4/6/1988                                           8.13
  4/7/1988                                           8.12
  4/8/1988                                           8.05
 4/11/1988                                           8.10
 4/12/1988                                           8.09
 4/13/1988                                           8.05
 4/14/1988                                           8.15
 4/15/1988                                           8.20
 4/18/1988                                           8.25
 4/19/1988                                           8.24
 4/20/1988                                           8.27
 4/21/1988                                           8.26
 4/22/1988                                           8.23
 4/25/1988                                           8.23
 4/26/1988                                           8.24
 4/27/1988                                           8.25
 4/28/1988                                           8.32
 4/29/1988                                           8.33
  5/2/1988                                           8.39
  5/3/1988                                           8.35
  5/4/1988                                           8.35
  5/5/1988                                           8.39
  5/6/1988                                           8.48
  5/9/1988                                           8.50
 5/10/1988                                           8.55
 5/11/1988                                           8.55
 5/12/1988                                           8.55
 5/13/1988                                           8.51
 5/16/1988                                           8.52
 5/17/1988                                           8.64
 5/18/1988                                           8.68
 5/19/1988                                           8.67
 5/20/1988                                           8.70
 5/23/1988                                           8.74
 5/24/1988                                           8.73
 5/25/1988                                           8.73
 5/26/1988                                           8.72
 5/27/1988                                           8.75
 5/30/1988                                             ND
 5/31/1988                                           8.73
  6/1/1988                                           8.57
  6/2/1988                                           8.60
  6/3/1988                                           8.52
  6/6/1988                                           8.51
  6/7/1988                                           8.54
  6/8/1988                                           8.46
  6/9/1988                                           8.50
 6/10/1988                                           8.47
 6/13/1988                                           8.45
 6/14/1988                                           8.25
 6/15/1988                                           8.29
 6/16/1988                                           8.46
 6/17/1988                                           8.58
 6/20/1988                                           8.59
 6/21/1988                                           8.61
 6/22/1988                                           8.49
 6/23/1988                                           8.47
 6/24/1988                                           8.45
 6/27/1988                                           8.54
 6/28/1988                                           8.48
 6/29/1988                                           8.47
 6/30/1988                                           8.41
  7/1/1988                                           8.38
  7/4/1988                                             ND
  7/5/1988                                           8.42
  7/6/1988                                           8.47
  7/7/1988                                           8.52
  7/8/1988                                           8.64
 7/11/1988                                           8.62
 7/12/1988                                           8.68
 7/13/1988                                           8.69
 7/14/1988                                           8.70
 7/15/1988                                           8.67
 7/18/1988                                           8.73
 7/19/1988                                           8.70
 7/20/1988                                           8.70
 7/21/1988                                           8.75
 7/22/1988                                           8.71
 7/25/1988                                           8.69
 7/26/1988                                           8.72
 7/27/1988                                           8.77
 7/28/1988                                           8.79
 7/29/1988                                           8.75
  8/1/1988                                           8.70
  8/2/1988                                           8.63
  8/3/1988                                           8.64
  8/4/1988                                           8.61
  8/5/1988                                           8.78
  8/8/1988                                           8.79
  8/9/1988                                           8.88
 8/10/1988                                           9.00
 8/11/1988                                           9.02
 8/12/1988                                           9.03
 8/15/1988                                           9.04
 8/16/1988                                           9.03
 8/17/1988                                           9.06
 8/18/1988                                           9.05
 8/19/1988                                           9.05
 8/22/1988                                           9.09
 8/23/1988                                           9.04
 8/24/1988                                           9.02
 8/25/1988                                           9.08
 8/26/1988                                           9.07
 8/29/1988                                           9.00
 8/30/1988                                           8.98
 8/31/1988                                           8.95
  9/1/1988                                           8.95
  9/2/1988                                           8.70
  9/5/1988                                             ND
  9/6/1988                                           8.70
  9/7/1988                                           8.69
  9/8/1988                                           8.69
  9/9/1988                                           8.62
 9/12/1988                                           8.66
 9/13/1988                                           8.65
 9/14/1988                                           8.59
 9/15/1988                                           8.63
 9/16/1988                                           8.65
 9/19/1988                                           8.69
 9/20/1988                                           8.68
 9/21/1988                                           8.64
 9/22/1988                                           8.67
 9/23/1988                                           8.69
 9/26/1988                                           8.73
 9/27/1988                                           8.77
 9/28/1988                                           8.81
 9/29/1988                                           8.73
 9/30/1988                                           8.61
 10/3/1988                                           8.59
 10/4/1988                                           8.60
 10/5/1988                                           8.60
 10/6/1988                                           8.61
 10/7/1988                                           8.43
10/10/1988                                             ND
10/11/1988                                           8.48
10/12/1988                                           8.56
10/13/1988                                           8.55
10/14/1988                                           8.52
10/17/1988                                           8.50
10/18/1988                                           8.49
10/19/1988                                           8.53
10/20/1988                                           8.52
10/21/1988                                           8.54
10/24/1988                                           8.54
10/25/1988                                           8.53
10/26/1988                                           8.48
10/27/1988                                           8.41
10/28/1988                                           8.40
10/31/1988                                           8.37
 11/1/1988                                           8.38
 11/2/1988                                           8.44
 11/3/1988                                           8.42
 11/4/1988                                           8.58
 11/7/1988                                           8.66
 11/8/1988                                           8.66
 11/9/1988                                           8.71
11/10/1988                                           8.72
11/11/1988                                             ND
11/14/1988                                           8.76
11/15/1988                                           8.78
11/16/1988                                           8.87
11/17/1988                                           8.90
11/18/1988                                           8.91
11/21/1988                                           8.92
11/22/1988                                           8.99
11/23/1988                                           8.97
11/24/1988                                             ND
11/25/1988                                           9.07
11/28/1988                                           9.06
11/29/1988                                           9.02
11/30/1988                                           8.91
 12/1/1988                                           8.88
 12/2/1988                                           9.11
 12/5/1988                                           9.07
 12/6/1988                                           8.88
 12/7/1988                                           8.93
 12/8/1988                                           9.01
 12/9/1988                                           9.05
12/12/1988                                           9.07
12/13/1988                                           9.15
12/14/1988                                           9.19
12/15/1988                                           9.21
12/16/1988                                           9.18
12/19/1988                                           9.16
12/20/1988                                           9.09
12/21/1988                                           9.08
12/22/1988                                           9.09
12/23/1988                                           9.08
12/26/1988                                             ND
12/27/1988                                           9.17
12/28/1988                                           9.22
12/29/1988                                           9.19
12/30/1988                                           9.14
  1/2/1989                                             ND
  1/3/1989                                           9.25
  1/4/1989                                           9.24
  1/5/1989                                           9.32
  1/6/1989                                           9.30
  1/9/1989                                           9.30
 1/10/1989                                           9.29
 1/11/1989                                           9.28
 1/12/1989                                           9.20
 1/13/1989                                           9.10
 1/16/1989                                             ND
 1/17/1989                                           9.11
 1/18/1989                                           9.07
 1/19/1989                                           9.06
 1/20/1989                                           9.11
 1/23/1989                                           9.06
 1/24/1989                                           8.98
 1/25/1989                                           9.05
 1/26/1989                                           9.07
 1/27/1989                                           9.03
 1/30/1989                                           9.07
 1/31/1989                                           9.08
  2/1/1989                                           9.05
  2/2/1989                                           9.05
  2/3/1989                                           9.10
  2/6/1989                                           9.11
  2/7/1989                                           9.06
  2/8/1989                                           9.06
  2/9/1989                                           9.21
 2/10/1989                                           9.28
 2/13/1989                                           9.29
 2/14/1989                                           9.34
 2/15/1989                                           9.33
 2/16/1989                                           9.32
 2/17/1989                                           9.32
 2/20/1989                                             ND
 2/21/1989                                           9.34
 2/22/1989                                           9.43
 2/23/1989                                           9.47
 2/24/1989                                           9.49
 2/27/1989                                           9.47
 2/28/1989                                           9.42
  3/1/1989                                           9.43
  3/2/1989                                           9.38
  3/3/1989                                           9.38
  3/6/1989                                           9.34
  3/7/1989                                           9.35
  3/8/1989                                           9.34
  3/9/1989                                           9.35
 3/10/1989                                           9.48
 3/13/1989                                           9.48
 3/14/1989                                           9.45
 3/15/1989                                           9.45
 3/16/1989                                           9.43
 3/17/1989                                           9.64
 3/20/1989                                           9.71
 3/21/1989                                           9.75
 3/22/1989                                           9.65
 3/23/1989                                           9.65
 3/24/1989                                             ND
 3/27/1989                                           9.67
 3/28/1989                                           9.66
 3/29/1989                                           9.60
 3/30/1989                                           9.59
 3/31/1989                                           9.53
  4/3/1989                                           9.39
  4/4/1989                                           9.31
  4/5/1989                                           9.31
  4/6/1989                                           9.35
  4/7/1989                                           9.42
 4/10/1989                                           9.43
 4/11/1989                                           9.42
 4/12/1989                                           9.44
 4/13/1989                                           9.50
 4/14/1989                                           9.29
 4/17/1989                                           9.33
 4/18/1989                                           9.14
 4/19/1989                                           9.17
 4/20/1989                                           9.32
 4/21/1989                                           9.27
 4/24/1989                                           9.26
 4/25/1989                                           9.21
 4/26/1989                                           9.18
 4/27/1989                                           9.10
 4/28/1989                                           9.06
  5/1/1989                                           9.19
  5/2/1989                                           9.11
  5/3/1989                                           9.10
  5/4/1989                                           9.09
  5/5/1989                                           8.96
  5/8/1989                                           9.02
  5/9/1989                                           9.17
 5/10/1989                                           9.21
 5/11/1989                                           9.10
 5/12/1989                                           8.80
 5/15/1989                                           8.85
 5/16/1989                                           8.87
 5/17/1989                                           8.87
 5/18/1989                                           8.88
 5/19/1989                                           8.82
 5/22/1989                                           8.71
 5/23/1989                                           8.72
 5/24/1989                                           8.74
 5/25/1989                                           8.75
 5/26/1989                                           8.72
 5/29/1989                                             ND
 5/30/1989                                           8.68
 5/31/1989                                           8.65
  6/1/1989                                           8.65
  6/2/1989                                           8.42
  6/5/1989                                           8.33
  6/6/1989                                           8.35
  6/7/1989                                           8.28
  6/8/1989                                           8.26
  6/9/1989                                           8.16
 6/12/1989                                           8.18
 6/13/1989                                           8.30
 6/14/1989                                           8.24
 6/15/1989                                           8.36
 6/16/1989                                           8.40
 6/19/1989                                           8.41
 6/20/1989                                           8.35
 6/21/1989                                           8.40
 6/22/1989                                           8.41
 6/23/1989                                           8.27
 6/26/1989                                           8.22
 6/27/1989                                           8.14
 6/28/1989                                           8.18
 6/29/1989                                           8.09
 6/30/1989                                           8.03
  7/3/1989                                           7.99
  7/4/1989                                             ND
  7/5/1989                                           7.97
  7/6/1989                                           7.91
  7/7/1989                                           7.86
 7/10/1989                                           7.84
 7/11/1989                                           7.80
 7/12/1989                                           7.79
 7/13/1989                                           7.80
 7/14/1989                                           7.84
 7/17/1989                                           7.85
 7/18/1989                                           7.97
 7/19/1989                                           7.90
 7/20/1989                                           7.80
 7/21/1989                                           7.89
 7/24/1989                                           7.87
 7/25/1989                                           7.79
 7/26/1989                                           7.81
 7/27/1989                                           7.69
 7/28/1989                                           7.60
 7/31/1989                                           7.56
  8/1/1989                                           7.49
  8/2/1989                                           7.57
  8/3/1989                                           7.64
  8/4/1989                                           7.94
  8/7/1989                                           7.98
  8/8/1989                                           7.95
  8/9/1989                                           7.96
 8/10/1989                                           7.96
 8/11/1989                                           8.10
 8/14/1989                                           8.27
 8/15/1989                                           8.24
 8/16/1989                                           8.11
 8/17/1989                                           8.20
 8/18/1989                                           8.20
 8/21/1989                                           8.27
 8/22/1989                                           8.35
 8/23/1989                                           8.23
 8/24/1989                                           8.23
 8/25/1989                                           8.23
 8/28/1989                                           8.29
 8/29/1989                                           8.30
 8/30/1989                                           8.28
 8/31/1989                                           8.27
  9/1/1989                                           8.18
  9/4/1989                                             ND
  9/5/1989                                           8.21
  9/6/1989                                           8.19
  9/7/1989                                           8.19
  9/8/1989                                           8.14
 9/11/1989                                           8.10
 9/12/1989                                           8.07
 9/13/1989                                           8.11
 9/14/1989                                           8.05
 9/15/1989                                           8.01
 9/18/1989                                           8.04
 9/19/1989                                           8.05
 9/20/1989                                           8.14
 9/21/1989                                           8.19
 9/22/1989                                           8.20
 9/25/1989                                           8.32
 9/26/1989                                           8.29
 9/27/1989                                           8.31
 9/28/1989                                           8.34
 9/29/1989                                           8.36
 10/2/1989                                           8.33
 10/3/1989                                           8.27
 10/4/1989                                           8.25
 10/5/1989                                           8.18
 10/6/1989                                           8.01
 10/9/1989                                             ND
10/10/1989                                           8.00
10/11/1989                                           8.03
10/12/1989                                           7.98
10/13/1989                                           7.79
10/16/1989                                           7.91
10/17/1989                                           7.92
10/18/1989                                           7.92
10/19/1989                                           7.91
10/20/1989                                           7.93
10/23/1989                                           7.87
10/24/1989                                           7.80
10/25/1989                                           7.79
10/26/1989                                           7.81
10/27/1989                                           7.87
10/30/1989                                           7.86
10/31/1989                                           7.86
 11/1/1989                                           7.86
 11/2/1989                                           7.81
 11/3/1989                                           7.93
 11/6/1989                                           7.99
 11/7/1989                                           7.85
 11/8/1989                                           7.81
 11/9/1989                                           7.84
11/10/1989                                           7.85
11/13/1989                                           7.85
11/14/1989                                           7.80
11/15/1989                                           7.74
11/16/1989                                           7.74
11/17/1989                                           7.82
11/20/1989                                           7.80
11/21/1989                                           7.79
11/22/1989                                           7.72
11/23/1989                                             ND
11/24/1989                                           7.70
11/27/1989                                           7.80
11/28/1989                                           7.81
11/29/1989                                           7.78
11/30/1989                                           7.74
 12/1/1989                                           7.70
 12/4/1989                                           7.70
 12/5/1989                                           7.70
 12/6/1989                                           7.76
 12/7/1989                                           7.80
 12/8/1989                                           7.73
12/11/1989                                           7.74
12/12/1989                                           7.74
12/13/1989                                           7.73
12/14/1989                                           7.68
12/15/1989                                           7.70
12/18/1989                                           7.67
12/19/1989                                           7.69
12/20/1989                                           7.67
12/21/1989                                           7.67
12/22/1989                                           7.75
12/25/1989                                             ND
12/26/1989                                           7.90
12/27/1989                                           7.89
12/28/1989                                           7.85
12/29/1989                                           7.86
  1/1/1990                                             ND
  1/2/1990                                           7.87
  1/3/1990                                           7.92
  1/4/1990                                           7.91
  1/5/1990                                           7.92
  1/8/1990                                           7.92
  1/9/1990                                           7.92
 1/10/1990                                           7.92
 1/11/1990                                           7.94
 1/12/1990                                           7.99
 1/15/1990                                             ND
 1/16/1990                                           8.11
 1/17/1990                                           8.11
 1/18/1990                                           8.27
 1/19/1990                                           8.20
 1/22/1990                                           8.19
 1/23/1990                                           8.18
 1/24/1990                                           8.28
 1/25/1990                                           8.31
 1/26/1990                                           8.38
 1/29/1990                                           8.39
 1/30/1990                                           8.43
 1/31/1990                                           8.35
  2/1/1990                                           8.35
  2/2/1990                                           8.42
  2/5/1990                                           8.44
  2/6/1990                                           8.49
  2/7/1990                                           8.51
  2/8/1990                                           8.45
  2/9/1990                                           8.29
 2/12/1990                                           8.37
 2/13/1990                                           8.29
 2/14/1990                                           8.34
 2/15/1990                                           8.40
 2/16/1990                                           8.41
 2/19/1990                                             ND
 2/20/1990                                           8.58
 2/21/1990                                           8.60
 2/22/1990                                           8.48
 2/23/1990                                           8.47
 2/26/1990                                           8.40
 2/27/1990                                           8.34
 2/28/1990                                           8.44
  3/1/1990                                           8.53
  3/2/1990                                           8.50
  3/5/1990                                           8.58
  3/6/1990                                           8.57
  3/7/1990                                           8.56
  3/8/1990                                           8.57
  3/9/1990                                           8.68
 3/12/1990                                           8.67
 3/13/1990                                           8.75
 3/14/1990                                           8.67
 3/15/1990                                           8.69
 3/16/1990                                           8.61
 3/19/1990                                           8.65
 3/20/1990                                           8.61
 3/21/1990                                           8.62
 3/22/1990                                           8.56
 3/23/1990                                           8.54
 3/26/1990                                           8.52
 3/27/1990                                           8.55
 3/28/1990                                           8.53
 3/29/1990                                           8.60
 3/30/1990                                           8.65
  4/2/1990                                           8.65
  4/3/1990                                           8.64
  4/4/1990                                           8.56
  4/5/1990                                           8.57
  4/6/1990                                           8.55
  4/9/1990                                           8.58
 4/10/1990                                           8.58
 4/11/1990                                           8.60
 4/12/1990                                           8.62
 4/13/1990                                             ND
 4/16/1990                                           8.65
 4/17/1990                                           8.73
 4/18/1990                                           8.84
 4/19/1990                                           8.84
 4/20/1990                                           8.88
 4/23/1990                                           8.92
 4/24/1990                                           8.96
 4/25/1990                                           9.00
 4/26/1990                                           9.09
 4/27/1990                                           9.06
 4/30/1990                                           9.04
  5/1/1990                                           9.08
  5/2/1990                                           9.10
  5/3/1990                                           9.04
  5/4/1990                                           8.80
  5/7/1990                                           8.83
  5/8/1990                                           8.79
  5/9/1990                                           8.87
 5/10/1990                                           8.80
 5/11/1990                                           8.64
 5/14/1990                                           8.60
 5/15/1990                                           8.64
 5/16/1990                                           8.66
 5/17/1990                                           8.69
 5/18/1990                                           8.74
 5/21/1990                                           8.74
 5/22/1990                                           8.66
 5/23/1990                                           8.61
 5/24/1990                                           8.58
 5/25/1990                                           8.61
 5/28/1990                                             ND
 5/29/1990                                           8.59
 5/30/1990                                           8.56
 5/31/1990                                           8.56
  6/1/1990                                           8.38
  6/4/1990                                           8.39
  6/5/1990                                           8.42
  6/6/1990                                           8.43
  6/7/1990                                           8.41
  6/8/1990                                           8.42
 6/11/1990                                           8.43
 6/12/1990                                           8.44
 6/13/1990                                           8.35
 6/14/1990                                           8.32
 6/15/1990                                           8.41
 6/18/1990                                           8.45
 6/19/1990                                           8.47
 6/20/1990                                           8.51
 6/21/1990                                           8.48
 6/22/1990                                           8.46
 6/25/1990                                           8.53
 6/26/1990                                           8.51
 6/27/1990                                           8.47
 6/28/1990                                           8.41
 6/29/1990                                           8.35
  7/2/1990                                           8.35
  7/3/1990                                           8.32
  7/4/1990                                             ND
  7/5/1990                                           8.34
  7/6/1990                                           8.44
  7/9/1990                                           8.49
 7/10/1990                                           8.50
 7/11/1990                                           8.49
 7/12/1990                                           8.37
 7/13/1990                                           8.32
 7/16/1990                                           8.31
 7/17/1990                                           8.30
 7/18/1990                                           8.34
 7/19/1990                                           8.33
 7/20/1990                                           8.28
 7/23/1990                                           8.28
 7/24/1990                                           8.35
 7/25/1990                                           8.31
 7/26/1990                                           8.31
 7/27/1990                                           8.25
 7/30/1990                                           8.14
 7/31/1990                                           8.13
  8/1/1990                                           8.06
  8/2/1990                                           8.15
  8/3/1990                                           8.11
  8/6/1990                                           8.29
  8/7/1990                                           8.41
  8/8/1990                                           8.43
  8/9/1990                                           8.33
 8/10/1990                                           8.35
 8/13/1990                                           8.36
 8/14/1990                                           8.34
 8/15/1990                                           8.33
 8/16/1990                                           8.45
 8/17/1990                                           8.49
 8/20/1990                                           8.50
 8/21/1990                                           8.56
 8/22/1990                                           8.62
 8/23/1990                                           8.69
 8/24/1990                                           8.75
 8/27/1990                                           8.61
 8/28/1990                                           8.67
 8/29/1990                                           8.52
 8/30/1990                                           8.52
 8/31/1990                                           8.50
  9/3/1990                                             ND
  9/4/1990                                           8.53
  9/5/1990                                           8.47
  9/6/1990                                           8.47
  9/7/1990                                           8.45
 9/10/1990                                           8.50
 9/11/1990                                           8.48
 9/12/1990                                           8.45
 9/13/1990                                           8.44
 9/14/1990                                           8.48
 9/17/1990                                           8.49
 9/18/1990                                           8.48
 9/19/1990                                           8.51
 9/20/1990                                           8.53
 9/21/1990                                           8.58
 9/24/1990                                           8.64
 9/25/1990                                           8.64
 9/26/1990                                           8.63
 9/27/1990                                           8.52
 9/28/1990                                           8.47
 10/1/1990                                           8.38
 10/2/1990                                           8.35
 10/3/1990                                           8.33
 10/4/1990                                           8.30
 10/5/1990                                           8.27
 10/8/1990                                             ND
 10/9/1990                                           8.43
10/10/1990                                           8.49
10/11/1990                                           8.51
10/12/1990                                           8.44
10/15/1990                                           8.39
10/16/1990                                           8.39
10/17/1990                                           8.37
10/18/1990                                           8.32
10/19/1990                                           8.25
10/22/1990                                           8.25
10/23/1990                                           8.25
10/24/1990                                           8.26
10/25/1990                                           8.21
10/26/1990                                           8.23
10/29/1990                                           8.27
10/30/1990                                           8.28
10/31/1990                                           8.24
 11/1/1990                                           8.15
 11/2/1990                                           8.16
 11/5/1990                                           8.10
 11/6/1990                                           8.11
 11/7/1990                                           8.16
 11/8/1990                                           8.18
 11/9/1990                                           8.10
11/12/1990                                             ND
11/13/1990                                           8.01
11/14/1990                                           8.01
11/15/1990                                           8.01
11/16/1990                                           7.96
11/19/1990                                           8.01
11/20/1990                                           7.98
11/21/1990                                           7.92
11/22/1990                                             ND
11/23/1990                                           7.92
11/26/1990                                           7.92
11/27/1990                                           7.94
11/28/1990                                           7.94
11/29/1990                                           7.96
11/30/1990                                           7.91
 12/3/1990                                           7.88
 12/4/1990                                           7.83
 12/5/1990                                           7.82
 12/6/1990                                           7.82
 12/7/1990                                           7.67
12/10/1990                                           7.63
12/11/1990                                           7.60
12/12/1990                                           7.59
12/13/1990                                           7.68
12/14/1990                                           7.74
12/17/1990                                           7.71
12/18/1990                                           7.67
12/19/1990                                           7.64
12/20/1990                                           7.67
12/21/1990                                           7.75
12/24/1990                                           7.84
12/25/1990                                             ND
12/26/1990                                           7.78
12/27/1990                                           7.75
12/28/1990                                           7.78
12/31/1990                                           7.68
  1/1/1991                                             ND
  1/2/1991                                           7.59
  1/3/1991                                           7.56
  1/4/1991                                           7.65
  1/7/1991                                           7.75
  1/8/1991                                           7.74
  1/9/1991                                           7.81
 1/10/1991                                           7.76
 1/11/1991                                           7.79
 1/14/1991                                           7.82
 1/15/1991                                           7.79
 1/16/1991                                           7.83
 1/17/1991                                           7.71
 1/18/1991                                           7.68
 1/21/1991                                             ND
 1/22/1991                                           7.70
 1/23/1991                                           7.67
 1/24/1991                                           7.61
 1/25/1991                                           7.67
 1/28/1991                                           7.67
 1/29/1991                                           7.64
 1/30/1991                                           7.64
 1/31/1991                                           7.62
  2/1/1991                                           7.45
  2/4/1991                                           7.43
  2/5/1991                                           7.40
  2/6/1991                                           7.40
  2/7/1991                                           7.42
  2/8/1991                                           7.40
 2/11/1991                                           7.39
 2/12/1991                                           7.39
 2/13/1991                                           7.39
 2/14/1991                                           7.38
 2/15/1991                                           7.41
 2/18/1991                                             ND
 2/19/1991                                           7.46
 2/20/1991                                           7.49
 2/21/1991                                           7.51
 2/22/1991                                           7.57
 2/25/1991                                           7.57
 2/26/1991                                           7.62
 2/27/1991                                           7.64
 2/28/1991                                           7.66
  3/1/1991                                           7.78
  3/4/1991                                           7.77
  3/5/1991                                           7.73
  3/6/1991                                           7.77
  3/7/1991                                           7.73
  3/8/1991                                           7.77
 3/11/1991                                           7.71
 3/12/1991                                           7.74
 3/13/1991                                           7.67
 3/14/1991                                           7.64
 3/15/1991                                           7.73
 3/18/1991                                           7.79
 3/19/1991                                           7.93
 3/20/1991                                           7.88
 3/21/1991                                           7.82
 3/22/1991                                           7.82
 3/25/1991                                           7.83
 3/26/1991                                           7.84
 3/27/1991                                           7.76
 3/28/1991                                           7.73
 3/29/1991                                             ND
  4/1/1991                                           7.74
  4/2/1991                                           7.68
  4/3/1991                                           7.71
  4/4/1991                                           7.67
  4/5/1991                                           7.65
  4/8/1991                                           7.63
  4/9/1991                                           7.68
 4/10/1991                                           7.75
 4/11/1991                                           7.74
 4/12/1991                                           7.64
 4/15/1991                                           7.64
 4/16/1991                                           7.66
 4/17/1991                                           7.64
 4/18/1991                                           7.74
 4/19/1991                                           7.80
 4/22/1991                                           7.83
 4/23/1991                                           7.78
 4/24/1991                                           7.73
 4/25/1991                                           7.70
 4/26/1991                                           7.68
 4/29/1991                                           7.70
 4/30/1991                                           7.63
  5/1/1991                                           7.63
  5/2/1991                                           7.59
  5/3/1991                                           7.67
  5/6/1991                                           7.67
  5/7/1991                                           7.67
  5/8/1991                                           7.68
  5/9/1991                                           7.68
 5/10/1991                                           7.76
 5/13/1991                                           7.72
 5/14/1991                                           7.78
 5/15/1991                                           7.77
 5/16/1991                                           7.77
 5/17/1991                                           7.77
 5/20/1991                                           7.78
 5/21/1991                                           7.74
 5/22/1991                                           7.72
 5/23/1991                                           7.71
 5/24/1991                                           7.68
 5/27/1991                                             ND
 5/28/1991                                           7.66
 5/29/1991                                           7.66
 5/30/1991                                           7.63
 5/31/1991                                           7.69
  6/3/1991                                           7.80
  6/4/1991                                           7.80
  6/5/1991                                           7.84
  6/6/1991                                           7.89
  6/7/1991                                           7.96
 6/10/1991                                           7.95
 6/11/1991                                           7.96
 6/12/1991                                           8.02
 6/13/1991                                           8.00
 6/14/1991                                           7.94
 6/17/1991                                           7.96
 6/18/1991                                           7.97
 6/19/1991                                           7.97
 6/20/1991                                           7.91
 6/21/1991                                           7.95
 6/24/1991                                           7.98
 6/25/1991                                           7.99
 6/26/1991                                           7.98
 6/27/1991                                           7.97
 6/28/1991                                           7.90
  7/1/1991                                           7.93
  7/2/1991                                           7.95
  7/3/1991                                           7.92
  7/4/1991                                             ND
  7/5/1991                                           8.01
  7/8/1991                                           8.00
  7/9/1991                                           8.02
 7/10/1991                                           8.00
 7/11/1991                                           7.95
 7/12/1991                                           7.90
 7/15/1991                                           7.90
 7/16/1991                                           7.91
 7/17/1991                                           7.94
 7/18/1991                                           7.95
 7/19/1991                                           7.91
 7/22/1991                                           7.92
 7/23/1991                                           7.96
 7/24/1991                                           7.86
 7/25/1991                                           7.81
 7/26/1991                                           7.82
 7/29/1991                                           7.81
 7/30/1991                                           7.81
 7/31/1991                                           7.77
  8/1/1991                                           7.78
  8/2/1991                                           7.62
  8/5/1991                                           7.62
  8/6/1991                                           7.54
  8/7/1991                                           7.51
  8/8/1991                                           7.53
  8/9/1991                                           7.51
 8/12/1991                                           7.49
 8/13/1991                                           7.46
 8/14/1991                                           7.37
 8/15/1991                                           7.37
 8/16/1991                                           7.33
 8/19/1991                                           7.31
 8/20/1991                                           7.24
 8/21/1991                                           7.27
 8/22/1991                                           7.25
 8/23/1991                                           7.39
 8/26/1991                                           7.44
 8/27/1991                                           7.42
 8/28/1991                                           7.32
 8/29/1991                                           7.24
 8/30/1991                                           7.34
  9/2/1991                                             ND
  9/3/1991                                           7.32
  9/4/1991                                           7.31
  9/5/1991                                           7.32
  9/6/1991                                           7.24
  9/9/1991                                           7.20
 9/10/1991                                           7.20
 9/11/1991                                           7.21
 9/12/1991                                           7.15
 9/13/1991                                           7.13
 9/16/1991                                           7.11
 9/17/1991                                           7.10
 9/18/1991                                           7.10
 9/19/1991                                           7.10
 9/20/1991                                           7.09
 9/23/1991                                           7.09
 9/24/1991                                           7.09
 9/25/1991                                           7.06
 9/26/1991                                           7.03
 9/27/1991                                           6.95
 9/30/1991                                           6.92
 10/1/1991                                           6.90
 10/2/1991                                           6.90
 10/3/1991                                           6.88
 10/4/1991                                           6.81
 10/7/1991                                           6.81
 10/8/1991                                           6.82
 10/9/1991                                           6.87
10/10/1991                                           6.93
10/11/1991                                           6.84
10/14/1991                                             ND
10/15/1991                                           6.81
10/16/1991                                           6.79
10/17/1991                                           6.90
10/18/1991                                           6.88
10/21/1991                                           6.95
10/22/1991                                           6.99
10/23/1991                                           7.00
10/24/1991                                           6.91
10/25/1991                                           6.96
10/28/1991                                           6.91
10/29/1991                                           6.80
10/30/1991                                           6.77
10/31/1991                                           6.74
 11/1/1991                                           6.71
 11/4/1991                                           6.74
 11/5/1991                                           6.79
 11/6/1991                                           6.72
 11/7/1991                                           6.65
 11/8/1991                                           6.66
11/11/1991                                             ND
11/12/1991                                           6.65
11/13/1991                                           6.69
11/14/1991                                           6.62
11/15/1991                                           6.58
11/18/1991                                           6.57
11/19/1991                                           6.55
11/20/1991                                           6.56
11/21/1991                                           6.54
11/22/1991                                           6.56
11/25/1991                                           6.61
11/26/1991                                           6.53
11/27/1991                                           6.53
11/28/1991                                             ND
11/29/1991                                           6.48
 12/2/1991                                           6.43
 12/3/1991                                           6.39
 12/4/1991                                           6.27
 12/5/1991                                           6.30
 12/6/1991                                           6.31
 12/9/1991                                           6.23
12/10/1991                                           6.25
12/11/1991                                           6.26
12/12/1991                                           6.23
12/13/1991                                           6.30
12/16/1991                                           6.28
12/17/1991                                           6.24
12/18/1991                                           6.30
12/19/1991                                           6.19
12/20/1991                                           6.02
12/23/1991                                           6.00
12/24/1991                                           6.01
12/25/1991                                             ND
12/26/1991                                           6.00
12/27/1991                                           6.00
12/30/1991                                           5.97
12/31/1991                                           5.93
  1/1/1992                                             ND
  1/2/1992                                           5.98
  1/3/1992                                           6.05
  1/6/1992                                           6.02
  1/7/1992                                           5.94
  1/8/1992                                           5.96
  1/9/1992                                           6.02
 1/10/1992                                           6.10
 1/13/1992                                           6.21
 1/14/1992                                           6.34
 1/15/1992                                           6.37
 1/16/1992                                           6.41
 1/17/1992                                           6.36
 1/20/1992                                             ND
 1/21/1992                                           6.27
 1/22/1992                                           6.28
 1/23/1992                                           6.32
 1/24/1992                                           6.40
 1/27/1992                                           6.41
 1/28/1992                                           6.32
 1/29/1992                                           6.42
 1/30/1992                                           6.48
 1/31/1992                                           6.44
  2/3/1992                                           6.52
  2/4/1992                                           6.46
  2/5/1992                                           6.40
  2/6/1992                                           6.40
  2/7/1992                                           6.40
 2/10/1992                                           6.38
 2/11/1992                                           6.40
 2/12/1992                                           6.46
 2/13/1992                                           6.61
 2/14/1992                                           6.65
 2/17/1992                                             ND
 2/18/1992                                           6.69
 2/19/1992                                           6.67
 2/20/1992                                           6.67
 2/21/1992                                           6.77
 2/24/1992                                           6.81
 2/25/1992                                           6.78
 2/26/1992                                           6.66
 2/27/1992                                           6.67
 2/28/1992                                           6.58
  3/2/1992                                           6.73
  3/3/1992                                           6.76
  3/4/1992                                           6.76
  3/5/1992                                           6.87
  3/6/1992                                           6.85
  3/9/1992                                           6.77
 3/10/1992                                           6.78
 3/11/1992                                           6.86
 3/12/1992                                           7.01
 3/13/1992                                           7.14
 3/16/1992                                           7.12
 3/17/1992                                           7.06
 3/18/1992                                           7.06
 3/19/1992                                           7.03
 3/20/1992                                           7.12
 3/23/1992                                           7.10
 3/24/1992                                           7.00
 3/25/1992                                           6.96
 3/26/1992                                           6.98
 3/27/1992                                           6.97
 3/30/1992                                           6.93
 3/31/1992                                           6.94
  4/1/1992                                           6.82
  4/2/1992                                           6.85
  4/3/1992                                           6.76
  4/6/1992                                           6.74
  4/7/1992                                           6.73
  4/8/1992                                           6.76
  4/9/1992                                           6.59
 4/10/1992                                           6.62
 4/13/1992                                           6.58
 4/14/1992                                           6.60
 4/15/1992                                           6.66
 4/16/1992                                           6.76
 4/17/1992                                             ND
 4/20/1992                                           6.90
 4/21/1992                                           6.89
 4/22/1992                                           6.89
 4/23/1992                                           6.91
 4/24/1992                                           6.85
 4/27/1992                                           6.90
 4/28/1992                                           6.87
 4/29/1992                                           6.88
 4/30/1992                                           6.91
  5/1/1992                                           6.82
  5/4/1992                                           6.82
  5/5/1992                                           6.80
  5/6/1992                                           6.76
  5/7/1992                                           6.80
  5/8/1992                                           6.73
 5/11/1992                                           6.71
 5/12/1992                                           6.66
 5/13/1992                                           6.64
 5/14/1992                                           6.63
 5/15/1992                                           6.60
 5/18/1992                                           6.59
 5/19/1992                                           6.47
 5/20/1992                                           6.55
 5/21/1992                                           6.77
 5/22/1992                                           6.69
 5/25/1992                                             ND
 5/26/1992                                           6.79
 5/27/1992                                           6.74
 5/28/1992                                           6.67
 5/29/1992                                           6.61
  6/1/1992                                           6.69
  6/2/1992                                           6.61
  6/3/1992                                           6.60
  6/4/1992                                           6.60
  6/5/1992                                           6.55
  6/8/1992                                           6.56
  6/9/1992                                           6.59
 6/10/1992                                           6.59
 6/11/1992                                           6.56
 6/12/1992                                           6.49
 6/15/1992                                           6.49
 6/16/1992                                           6.44
 6/17/1992                                           6.44
 6/18/1992                                           6.39
 6/19/1992                                           6.45
 6/22/1992                                           6.45
 6/23/1992                                           6.50
 6/24/1992                                           6.39
 6/25/1992                                           6.32
 6/26/1992                                           6.33
 6/29/1992                                           6.29
 6/30/1992                                           6.29
  7/1/1992                                           6.27
  7/2/1992                                           6.02
  7/3/1992                                             ND
  7/6/1992                                           5.97
  7/7/1992                                           5.91
  7/8/1992                                           5.93
  7/9/1992                                           5.93
 7/10/1992                                           5.92
 7/13/1992                                           5.94
 7/14/1992                                           5.90
 7/15/1992                                           5.80
 7/16/1992                                           5.80
 7/17/1992                                           5.82
 7/20/1992                                           5.82
 7/21/1992                                           5.82
 7/22/1992                                           5.77
 7/23/1992                                           5.62
 7/24/1992                                           5.66
 7/27/1992                                           5.66
 7/28/1992                                           5.63
 7/29/1992                                           5.62
 7/30/1992                                           5.76
 7/31/1992                                           5.84
  8/3/1992                                           5.82
  8/4/1992                                           5.72
  8/5/1992                                           5.69
  8/6/1992                                           5.67
  8/7/1992                                           5.56
 8/10/1992                                           5.50
 8/11/1992                                           5.50
 8/12/1992                                           5.54
 8/13/1992                                           5.57
 8/14/1992                                           5.54
 8/17/1992                                           5.55
 8/18/1992                                           5.44
 8/19/1992                                           5.43
 8/20/1992                                           5.42
 8/21/1992                                           5.54
 8/24/1992                                           5.72
 8/25/1992                                           5.76
 8/26/1992                                           5.70
 8/27/1992                                           5.65
 8/28/1992                                           5.60
 8/31/1992                                           5.60
  9/1/1992                                           5.52
  9/2/1992                                           5.50
  9/3/1992                                           5.50
  9/4/1992                                           5.30
  9/7/1992                                             ND
  9/8/1992                                           5.21
  9/9/1992                                           5.25
 9/10/1992                                           5.26
 9/11/1992                                           5.33
 9/14/1992                                           5.28
 9/15/1992                                           5.37
 9/16/1992                                           5.40
 9/17/1992                                           5.41
 9/18/1992                                           5.41
 9/21/1992                                           5.46
 9/22/1992                                           5.52
 9/23/1992                                           5.54
 9/24/1992                                           5.47
 9/25/1992                                           5.33
 9/28/1992                                           5.28
 9/29/1992                                           5.31
 9/30/1992                                           5.33
 10/1/1992                                           5.18
 10/2/1992                                           5.22
 10/5/1992                                           5.18
 10/6/1992                                           5.25
 10/7/1992                                           5.43
 10/8/1992                                           5.37
 10/9/1992                                           5.50
10/12/1992                                             ND
10/13/1992                                           5.49
10/14/1992                                           5.51
10/15/1992                                           5.52
10/16/1992                                           5.57
10/19/1992                                           5.71
10/20/1992                                           5.90
10/21/1992                                           5.82
10/22/1992                                           5.79
10/23/1992                                           5.91
10/26/1992                                           5.92
10/27/1992                                           5.82
10/28/1992                                           5.83
10/29/1992                                           5.79
10/30/1992                                           5.90
 11/2/1992                                           5.96
 11/3/1992                                           5.94
 11/4/1992                                           5.94
 11/5/1992                                           5.93
 11/6/1992                                           6.02
 11/9/1992                                           6.09
11/10/1992                                           6.01
11/11/1992                                             ND
11/12/1992                                           5.89
11/13/1992                                           5.99
11/16/1992                                           6.11
11/17/1992                                           6.08
11/18/1992                                           5.97
11/19/1992                                           6.00
11/20/1992                                           6.08
11/23/1992                                           6.10
11/24/1992                                           6.04
11/25/1992                                           6.12
11/26/1992                                             ND
11/27/1992                                           6.22
11/30/1992                                           6.23
 12/1/1992                                           6.24
 12/2/1992                                           6.23
 12/3/1992                                           6.20
 12/4/1992                                           6.11
 12/7/1992                                           6.05
 12/8/1992                                           5.99
 12/9/1992                                           6.01
12/10/1992                                           6.04
12/11/1992                                           6.10
12/14/1992                                           6.15
12/15/1992                                           6.12
12/16/1992                                           6.06
12/17/1992                                           6.08
12/18/1992                                           6.07
12/21/1992                                           6.05
12/22/1992                                           6.02
12/23/1992                                           6.01
12/24/1992                                           6.02
12/25/1992                                             ND
12/28/1992                                           6.06
12/29/1992                                           6.04
12/30/1992                                           5.98
12/31/1992                                           6.04
  1/1/1993                                             ND
  1/4/1993                                           5.90
  1/5/1993                                           5.90
  1/6/1993                                           5.94
  1/7/1993                                           6.05
  1/8/1993                                           5.97
 1/11/1993                                           5.93
 1/12/1993                                           5.95
 1/13/1993                                           5.93
 1/14/1993                                           5.88
 1/15/1993                                           5.80
 1/18/1993                                             ND
 1/19/1993                                           5.82
 1/20/1993                                           5.85
 1/21/1993                                           5.83
 1/22/1993                                           5.77
 1/25/1993                                           5.71
 1/26/1993                                           5.75
 1/27/1993                                           5.68
 1/28/1993                                           5.61
 1/29/1993                                           5.57
  2/1/1993                                           5.55
  2/2/1993                                           5.63
  2/3/1993                                           5.62
  2/4/1993                                           5.53
  2/5/1993                                           5.42
  2/8/1993                                           5.49
  2/9/1993                                           5.55
 2/10/1993                                           5.63
 2/11/1993                                           5.58
 2/12/1993                                           5.57
 2/15/1993                                             ND
 2/16/1993                                           5.52
 2/17/1993                                           5.43
 2/18/1993                                           5.29
 2/19/1993                                           5.30
 2/22/1993                                           5.28
 2/23/1993                                           5.12
 2/24/1993                                           5.20
 2/25/1993                                           5.23
 2/26/1993                                           5.21
  3/1/1993                                           5.12
  3/2/1993                                           5.13
  3/3/1993                                           5.05
  3/4/1993                                           5.00
  3/5/1993                                           5.14
  3/8/1993                                           5.15
  3/9/1993                                           5.21
 3/10/1993                                           5.24
 3/11/1993                                           5.23
 3/12/1993                                           5.35
 3/15/1993                                           5.39
 3/16/1993                                           5.27
 3/17/1993                                           5.21
 3/18/1993                                           5.11
 3/19/1993                                           5.17
 3/22/1993                                           5.18
 3/23/1993                                           5.14
 3/24/1993                                           5.19
 3/25/1993                                           5.19
 3/26/1993                                           5.32
 3/29/1993                                           5.25
 3/30/1993                                           5.20
 3/31/1993                                           5.24
  4/1/1993                                           5.24
  4/2/1993                                           5.31
  4/5/1993                                           5.27
  4/6/1993                                           5.22
  4/7/1993                                           5.23
  4/8/1993                                           5.13
  4/9/1993                                             ND
 4/12/1993                                           5.09
 4/13/1993                                           5.10
 4/14/1993                                           5.07
 4/15/1993                                           5.06
 4/16/1993                                           5.08
 4/19/1993                                           5.07
 4/20/1993                                           5.07
 4/21/1993                                           5.05
 4/22/1993                                           5.04
 4/23/1993                                           5.06
 4/26/1993                                           5.09
 4/27/1993                                           5.19
 4/28/1993                                           5.18
 4/29/1993                                           5.10
 4/30/1993                                           5.14
  5/3/1993                                           5.06
  5/4/1993                                           5.04
  5/5/1993                                           5.07
  5/6/1993                                           5.03
  5/7/1993                                           5.04
 5/10/1993                                           5.02
 5/11/1993                                           5.03
 5/12/1993                                           5.07
 5/13/1993                                           5.15
 5/14/1993                                           5.21
 5/17/1993                                           5.27
 5/18/1993                                           5.30
 5/19/1993                                           5.26
 5/20/1993                                           5.25
 5/21/1993                                           5.34
 5/24/1993                                           5.37
 5/25/1993                                           5.38
 5/26/1993                                           5.35
 5/27/1993                                           5.35
 5/28/1993                                           5.37
 5/31/1993                                             ND
  6/1/1993                                           5.28
  6/2/1993                                           5.27
  6/3/1993                                           5.23
  6/4/1993                                           5.36
  6/7/1993                                           5.34
  6/8/1993                                           5.35
  6/9/1993                                           5.33
 6/10/1993                                           5.34
 6/11/1993                                           5.22
 6/14/1993                                           5.20
 6/15/1993                                           5.19
 6/16/1993                                           5.18
 6/17/1993                                           5.17
 6/18/1993                                           5.23
 6/21/1993                                           5.20
 6/22/1993                                           5.21
 6/23/1993                                           5.20
 6/24/1993                                           5.16
 6/25/1993                                           5.13
 6/28/1993                                           5.08
 6/29/1993                                           5.05
 6/30/1993                                           5.05
  7/1/1993                                           5.04
  7/2/1993                                           4.98
  7/5/1993                                             ND
  7/6/1993                                           5.04
  7/7/1993                                           5.04
  7/8/1993                                           5.02
  7/9/1993                                           5.00
 7/12/1993                                           5.00
 7/13/1993                                           5.03
 7/14/1993                                           4.98
 7/15/1993                                           4.99
 7/16/1993                                           4.99
 7/19/1993                                           5.00
 7/20/1993                                           5.08
 7/21/1993                                           5.17
 7/22/1993                                           5.24
 7/23/1993                                           5.28
 7/26/1993                                           5.25
 7/27/1993                                           5.26
 7/28/1993                                           5.23
 7/29/1993                                           5.13
 7/30/1993                                           5.16
  8/2/1993                                           5.20
  8/3/1993                                           5.19
  8/4/1993                                           5.20
  8/5/1993                                           5.18
  8/6/1993                                           5.16
  8/9/1993                                           5.12
 8/10/1993                                           5.14
 8/11/1993                                           5.13
 8/12/1993                                           5.13
 8/13/1993                                           5.08
 8/16/1993                                           5.05
 8/17/1993                                           5.07
 8/18/1993                                           5.04
 8/19/1993                                           4.97
 8/20/1993                                           4.96
 8/23/1993                                           4.98
 8/24/1993                                           4.90
 8/25/1993                                           4.86
 8/26/1993                                           4.78
 8/27/1993                                           4.83
 8/30/1993                                           4.78
 8/31/1993                                           4.80
  9/1/1993                                           4.81
  9/2/1993                                           4.76
  9/3/1993                                           4.65
  9/6/1993                                             ND
  9/7/1993                                           4.60
  9/8/1993                                           4.63
  9/9/1993                                           4.74
 9/10/1993                                           4.67
 9/13/1993                                           4.66
 9/14/1993                                           4.77
 9/15/1993                                           4.75
 9/16/1993                                           4.74
 9/17/1993                                           4.75
 9/20/1993                                           4.79
 9/21/1993                                           4.80
 9/22/1993                                           4.81
 9/23/1993                                           4.80
 9/24/1993                                           4.81
 9/27/1993                                           4.69
 9/28/1993                                           4.67
 9/29/1993                                           4.74
 9/30/1993                                           4.79
 10/1/1993                                           4.72
 10/4/1993                                           4.71
 10/5/1993                                           4.72
 10/6/1993                                           4.70
 10/7/1993                                           4.69
 10/8/1993                                           4.61
10/11/1993                                             ND
10/12/1993                                           4.64
10/13/1993                                           4.64
10/14/1993                                           4.61
10/15/1993                                           4.57
10/18/1993                                           4.66
10/19/1993                                           4.66
10/20/1993                                           4.64
10/21/1993                                           4.72
10/22/1993                                           4.76
10/25/1993                                           4.82
10/26/1993                                           4.79
10/27/1993                                           4.82
10/28/1993                                           4.83
10/29/1993                                           4.83
 11/1/1993                                           4.96
 11/2/1993                                           5.02
 11/3/1993                                           5.01
 11/4/1993                                           5.03
 11/5/1993                                           5.11
 11/8/1993                                           5.04
 11/9/1993                                           5.02
11/10/1993                                           5.08
11/11/1993                                             ND
11/12/1993                                           5.02
11/15/1993                                           5.02
11/16/1993                                           4.98
11/17/1993                                           4.99
11/18/1993                                           5.06
11/19/1993                                           5.16
11/22/1993                                           5.20
11/23/1993                                           5.14
11/24/1993                                           5.11
11/25/1993                                             ND
11/26/1993                                           5.08
11/29/1993                                           5.08
11/30/1993                                           5.15
 12/1/1993                                           5.14
 12/2/1993                                           5.16
 12/3/1993                                           5.16
 12/6/1993                                           5.09
 12/7/1993                                           5.10
 12/8/1993                                           5.09
 12/9/1993                                           5.07
12/10/1993                                           5.13
12/13/1993                                           5.16
12/14/1993                                           5.20
12/15/1993                                           5.19
12/16/1993                                           5.20
12/17/1993                                           5.17
12/20/1993                                           5.20
12/21/1993                                           5.22
12/22/1993                                           5.13
12/23/1993                                           5.10
12/24/1993                                             ND
12/27/1993                                           5.09
12/28/1993                                           5.10
12/29/1993                                           5.12
12/30/1993                                           5.20
12/31/1993                                           5.21
  1/3/1994                                           5.29
  1/4/1994                                           5.26
  1/5/1994                                           5.27
  1/6/1994                                           5.21
  1/7/1994                                           5.03
 1/10/1994                                           5.01
 1/11/1994                                           5.00
 1/12/1994                                           4.95
 1/13/1994                                           5.08
 1/14/1994                                           5.12
 1/17/1994                                             ND
 1/18/1994                                           5.09
 1/19/1994                                           5.08
 1/20/1994                                           5.02
 1/21/1994                                           5.05
 1/24/1994                                           5.06
 1/25/1994                                           5.08
 1/26/1994                                           5.09
 1/27/1994                                           5.04
 1/28/1994                                           4.99
 1/31/1994                                           5.02
  2/1/1994                                           5.10
  2/2/1994                                           5.11
  2/3/1994                                           5.17
  2/4/1994                                           5.32
  2/7/1994                                           5.36
  2/8/1994                                           5.38
  2/9/1994                                           5.35
 2/10/1994                                           5.36
 2/11/1994                                           5.34
 2/14/1994                                           5.36
 2/15/1994                                           5.34
 2/16/1994                                           5.35
 2/17/1994                                           5.45
 2/18/1994                                           5.52
 2/21/1994                                             ND
 2/22/1994                                           5.50
 2/23/1994                                           5.59
 2/24/1994                                           5.66
 2/25/1994                                           5.65
 2/28/1994                                           5.60
  3/1/1994                                           5.74
  3/2/1994                                           5.74
  3/3/1994                                           5.79
  3/4/1994                                           5.82
  3/7/1994                                           5.77
  3/8/1994                                           5.84
  3/9/1994                                           5.84
 3/10/1994                                           5.90
 3/11/1994                                           5.89
 3/14/1994                                           5.94
 3/15/1994                                           5.91
 3/16/1994                                           5.86
 3/17/1994                                           5.88
 3/18/1994                                           5.97
 3/21/1994                                           6.03
 3/22/1994                                           5.92
 3/23/1994                                           5.92
 3/24/1994                                           6.05
 3/25/1994                                           6.08
 3/28/1994                                           6.10
 3/29/1994                                           6.19
 3/30/1994                                           6.24
 3/31/1994                                           6.23
  4/1/1994                                             ND
  4/4/1994                                           6.64
  4/5/1994                                           6.47
  4/6/1994                                           6.42
  4/7/1994                                           6.38
  4/8/1994                                           6.46
 4/11/1994                                           6.46
 4/12/1994                                           6.40
 4/13/1994                                           6.47
 4/14/1994                                           6.51
 4/15/1994                                           6.50
 4/18/1994                                           6.70
 4/19/1994                                           6.68
 4/20/1994                                           6.62
 4/21/1994                                           6.49
 4/22/1994                                           6.53
 4/25/1994                                           6.48
 4/26/1994                                           6.46
 4/27/1994                                             ND
 4/28/1994                                           6.65
 4/29/1994                                           6.64
  5/2/1994                                           6.69
  5/3/1994                                           6.73
  5/4/1994                                           6.74
  5/5/1994                                           6.70
  5/6/1994                                           6.95
  5/9/1994                                           7.09
 5/10/1994                                           6.93
 5/11/1994                                           7.02
 5/12/1994                                           6.97
 5/13/1994                                           6.89
 5/16/1994                                           6.85
 5/17/1994                                           6.66
 5/18/1994                                           6.61
 5/19/1994                                           6.52
 5/20/1994                                           6.59
 5/23/1994                                           6.76
 5/24/1994                                           6.75
 5/25/1994                                           6.74
 5/26/1994                                           6.69
 5/27/1994                                           6.73
 5/30/1994                                             ND
 5/31/1994                                           6.77
  6/1/1994                                           6.74
  6/2/1994                                           6.68
  6/3/1994                                           6.59
  6/6/1994                                           6.49
  6/7/1994                                           6.53
  6/8/1994                                           6.53
  6/9/1994                                           6.54
 6/10/1994                                           6.60
 6/13/1994                                           6.66
 6/14/1994                                           6.58
 6/15/1994                                           6.67
 6/16/1994                                           6.65
 6/17/1994                                           6.71
 6/20/1994                                           6.74
 6/21/1994                                           6.82
 6/22/1994                                           6.75
 6/23/1994                                           6.70
 6/24/1994                                           6.81
 6/27/1994                                           6.79
 6/28/1994                                           6.88
 6/29/1994                                           6.87
 6/30/1994                                           6.97
  7/1/1994                                           6.95
  7/4/1994                                             ND
  7/5/1994                                           6.93
  7/6/1994                                           6.92
  7/7/1994                                           6.89
  7/8/1994                                           7.04
 7/11/1994                                           7.09
 7/12/1994                                           7.03
 7/13/1994                                           7.02
 7/14/1994                                           6.85
 7/15/1994                                           6.84
 7/18/1994                                           6.79
 7/19/1994                                           6.73
 7/20/1994                                           6.84
 7/21/1994                                           6.89
 7/22/1994                                           6.92
 7/25/1994                                           6.90
 7/26/1994                                           6.90
 7/27/1994                                           6.99
 7/28/1994                                           6.94
 7/29/1994                                           6.73
  8/1/1994                                           6.75
  8/2/1994                                           6.73
  8/3/1994                                           6.70
  8/4/1994                                           6.72
  8/5/1994                                           6.93
  8/8/1994                                           6.93
  8/9/1994                                           6.97
 8/10/1994                                           6.95
 8/11/1994                                           7.00
 8/12/1994                                           6.94
 8/15/1994                                           6.96
 8/16/1994                                           6.86
 8/17/1994                                           6.81
 8/18/1994                                           6.93
 8/19/1994                                           6.92
 8/22/1994                                           6.97
 8/23/1994                                           6.94
 8/24/1994                                           6.87
 8/25/1994                                           6.93
 8/26/1994                                           6.87
 8/29/1994                                           6.87
 8/30/1994                                           6.83
 8/31/1994                                           6.81
  9/1/1994                                           6.81
  9/2/1994                                           6.82
  9/5/1994                                             ND
  9/6/1994                                           6.88
  9/7/1994                                           6.92
  9/8/1994                                           6.92
  9/9/1994                                           7.06
 9/12/1994                                           7.08
 9/13/1994                                           7.05
 9/14/1994                                           7.02
 9/15/1994                                           6.97
 9/16/1994                                           7.13
 9/19/1994                                           7.11
 9/20/1994                                           7.15
 9/21/1994                                           7.20
 9/22/1994                                           7.20
 9/23/1994                                           7.20
 9/26/1994                                           7.21
 9/27/1994                                           7.24
 9/28/1994                                           7.21
 9/29/1994                                           7.29
 9/30/1994                                           7.28
 10/3/1994                                           7.35
 10/4/1994                                           7.37
 10/5/1994                                           7.42
 10/6/1994                                           7.43
 10/7/1994                                           7.34
10/10/1994                                             ND
10/11/1994                                           7.30
10/12/1994                                           7.34
10/13/1994                                           7.30
10/14/1994                                           7.26
10/17/1994                                           7.28
10/18/1994                                           7.29
10/19/1994                                           7.34
10/20/1994                                           7.46
10/21/1994                                           7.46
10/24/1994                                           7.52
10/25/1994                                           7.54
10/26/1994                                           7.55
10/27/1994                                           7.55
10/28/1994                                           7.48
10/31/1994                                           7.48
 11/1/1994                                           7.58
 11/2/1994                                           7.63
 11/3/1994                                           7.65
 11/4/1994                                           7.72
 11/7/1994                                           7.73
 11/8/1994                                           7.69
 11/9/1994                                           7.64
11/10/1994                                           7.69
11/11/1994                                             ND
11/14/1994                                           7.66
11/15/1994                                           7.69
11/16/1994                                           7.73
11/17/1994                                           7.79
11/18/1994                                           7.79
11/21/1994                                           7.83
11/22/1994                                           7.82
11/23/1994                                           7.64
11/24/1994                                             ND
11/25/1994                                           7.65
11/28/1994                                           7.77
11/29/1994                                           7.86
11/30/1994                                           7.79
 12/1/1994                                           7.80
 12/2/1994                                           7.71
 12/5/1994                                           7.78
 12/6/1994                                           7.65
 12/7/1994                                           7.74
 12/8/1994                                           7.77
 12/9/1994                                           7.74
12/12/1994                                           7.82
12/13/1994                                           7.84
12/14/1994                                           7.74
12/15/1994                                           7.73
12/16/1994                                           7.76
12/19/1994                                           7.77
12/20/1994                                           7.76
12/21/1994                                           7.75
12/22/1994                                           7.83
12/23/1994                                           7.86
12/26/1994                                             ND
12/27/1994                                           7.78
12/28/1994                                           7.81
12/29/1994                                           7.83
12/30/1994                                           7.83
  1/2/1995                                             ND
  1/3/1995                                           7.88
  1/4/1995                                           7.81
  1/5/1995                                           7.87
  1/6/1995                                           7.87
  1/9/1995                                           7.90
 1/10/1995                                           7.85
 1/11/1995                                           7.80
 1/12/1995                                           7.80
 1/13/1995                                           7.64
 1/16/1995                                             ND
 1/17/1995                                           7.68
 1/18/1995                                           7.71
 1/19/1995                                           7.74
 1/20/1995                                           7.80
 1/23/1995                                           7.80
 1/24/1995                                           7.82
 1/25/1995                                           7.76
 1/26/1995                                           7.70
 1/27/1995                                           7.60
 1/30/1995                                           7.55
 1/31/1995                                           7.54
  2/1/1995                                           7.56
  2/2/1995                                           7.63
  2/3/1995                                           7.40
  2/6/1995                                           7.43
  2/7/1995                                           7.44
  2/8/1995                                           7.43
  2/9/1995                                           7.50
 2/10/1995                                           7.55
 2/13/1995                                           7.54
 2/14/1995                                           7.45
 2/15/1995                                           7.37
 2/16/1995                                           7.29
 2/17/1995                                           7.33
 2/20/1995                                             ND
 2/21/1995                                           7.35
 2/22/1995                                           7.20
 2/23/1995                                           7.20
 2/24/1995                                           7.16
 2/27/1995                                           7.06
 2/28/1995                                           7.06
  3/1/1995                                           7.06
  3/2/1995                                           7.15
  3/3/1995                                           7.19
  3/6/1995                                           7.24
  3/7/1995                                           7.28
  3/8/1995                                           7.20
  3/9/1995                                           7.11
 3/10/1995                                           7.07
 3/13/1995                                           7.01
 3/14/1995                                           6.93
 3/15/1995                                           6.93
 3/16/1995                                           6.89
 3/17/1995                                           6.97
 3/20/1995                                           6.98
 3/21/1995                                           7.01
 3/22/1995                                           7.05
 3/23/1995                                           7.06
 3/24/1995                                           6.93
 3/27/1995                                           6.90
 3/28/1995                                           7.02
 3/29/1995                                           6.98
 3/30/1995                                           7.05
 3/31/1995                                           7.08
  4/3/1995                                           7.00
  4/4/1995                                           6.96
  4/5/1995                                           6.97
  4/6/1995                                           6.92
  4/7/1995                                           6.93
 4/10/1995                                           6.94
 4/11/1995                                           6.92
 4/12/1995                                           6.89
 4/13/1995                                           6.82
 4/14/1995                                             ND
 4/17/1995                                           6.80
 4/18/1995                                           6.77
 4/19/1995                                           6.82
 4/20/1995                                           6.76
 4/21/1995                                           6.77
 4/24/1995                                           6.77
 4/25/1995                                           6.79
 4/26/1995                                           6.79
 4/27/1995                                           6.84
 4/28/1995                                           6.88
  5/1/1995                                           6.90
  5/2/1995                                           6.83
  5/3/1995                                           6.73
  5/4/1995                                           6.63
  5/5/1995                                           6.42
  5/8/1995                                           6.44
  5/9/1995                                           6.33
 5/10/1995                                           6.39
 5/11/1995                                           6.45
 5/12/1995                                           6.46
 5/15/1995                                           6.41
 5/16/1995                                           6.36
 5/17/1995                                           6.35
 5/18/1995                                           6.44
 5/19/1995                                           6.43
 5/22/1995                                           6.46
 5/23/1995                                           6.37
 5/24/1995                                           6.20
 5/25/1995                                           6.18
 5/26/1995                                           6.18
 5/29/1995                                             ND
 5/30/1995                                           6.08
 5/31/1995                                           6.08
  6/1/1995                                           5.94
  6/2/1995                                           5.80
  6/5/1995                                           5.79
  6/6/1995                                           5.83
  6/7/1995                                           5.95
  6/8/1995                                           6.02
  6/9/1995                                           6.21
 6/12/1995                                           6.16
 6/13/1995                                           5.88
 6/14/1995                                           5.88
 6/15/1995                                           5.93
 6/16/1995                                           5.96
 6/19/1995                                           5.87
 6/20/1995                                           5.92
 6/21/1995                                           5.89
 6/22/1995                                           5.80
 6/23/1995                                           5.83
 6/26/1995                                           5.90
 6/27/1995                                           5.94
 6/28/1995                                           5.88
 6/29/1995                                           6.07
 6/30/1995                                           5.98
  7/3/1995                                           5.97
  7/4/1995                                             ND
  7/5/1995                                           5.95
  7/6/1995                                           5.75
  7/7/1995                                           5.74
 7/10/1995                                           5.74
 7/11/1995                                           5.80
 7/12/1995                                           5.80
 7/13/1995                                           5.80
 7/14/1995                                           5.89
 7/17/1995                                           5.97
 7/18/1995                                           6.01
 7/19/1995                                           6.15
 7/20/1995                                           6.15
 7/21/1995                                           6.26
 7/24/1995                                           6.20
 7/25/1995                                           6.19
 7/26/1995                                           6.24
 7/27/1995                                           6.18
 7/28/1995                                           6.22
 7/31/1995                                           6.16
  8/1/1995                                           6.22
  8/2/1995                                           6.15
  8/3/1995                                           6.24
  8/4/1995                                           6.20
  8/7/1995                                           6.18
  8/8/1995                                           6.17
  8/9/1995                                           6.21
 8/10/1995                                           6.25
 8/11/1995                                           6.37
 8/14/1995                                           6.36
 8/15/1995                                           6.37
 8/16/1995                                           6.32
 8/17/1995                                           6.37
 8/18/1995                                           6.36
 8/21/1995                                           6.31
 8/22/1995                                           6.35
 8/23/1995                                           6.37
 8/24/1995                                           6.26
 8/25/1995                                           6.13
 8/28/1995                                           6.10
 8/29/1995                                           6.15
 8/30/1995                                           6.10
 8/31/1995                                           6.07
  9/1/1995                                           6.00
  9/4/1995                                             ND
  9/5/1995                                           5.96
  9/6/1995                                           5.95
  9/7/1995                                           6.00
  9/8/1995                                           6.04
 9/11/1995                                           6.05
 9/12/1995                                           5.96
 9/13/1995                                           5.99
 9/14/1995                                           5.87
 9/15/1995                                           5.91
 9/18/1995                                           5.97
 9/19/1995                                           5.94
 9/20/1995                                           5.92
 9/21/1995                                           6.03
 9/22/1995                                           6.06
 9/25/1995                                           6.08
 9/26/1995                                           6.11
 9/27/1995                                           6.08
 9/28/1995                                           6.10
 9/29/1995                                           6.01
 10/2/1995                                           5.98
 10/3/1995                                           5.96
 10/4/1995                                           5.91
 10/5/1995                                           5.88
 10/6/1995                                           5.89
 10/9/1995                                             ND
10/10/1995                                           5.91
10/11/1995                                           5.91
10/12/1995                                           5.88
10/13/1995                                           5.80
10/16/1995                                           5.80
10/17/1995                                           5.80
10/18/1995                                           5.83
10/19/1995                                           5.83
10/20/1995                                           5.90
10/23/1995                                           5.92
10/24/1995                                           5.85
10/25/1995                                           5.80
10/26/1995                                           5.81
10/27/1995                                           5.83
10/30/1995                                           5.82
10/31/1995                                           5.81
 11/1/1995                                           5.74
 11/2/1995                                           5.68
 11/3/1995                                           5.70
 11/6/1995                                           5.73
 11/7/1995                                           5.77
 11/8/1995                                           5.69
 11/9/1995                                           5.72
11/10/1995                                           5.76
11/13/1995                                           5.72
11/14/1995                                           5.71
11/15/1995                                           5.77
11/16/1995                                           5.68
11/17/1995                                           5.66
11/20/1995                                           5.66
11/21/1995                                           5.70
11/22/1995                                           5.72
11/23/1995                                             ND
11/24/1995                                           5.70
11/27/1995                                           5.67
11/28/1995                                           5.67
11/29/1995                                           5.60
11/30/1995                                           5.53
 12/1/1995                                           5.49
 12/4/1995                                           5.43
 12/5/1995                                           5.45
 12/6/1995                                           5.49
 12/7/1995                                           5.54
 12/8/1995                                           5.56
12/11/1995                                           5.53
12/12/1995                                           5.55
12/13/1995                                           5.56
12/14/1995                                           5.55
12/15/1995                                           5.55
12/18/1995                                           5.66
12/19/1995                                           5.58
12/20/1995                                           5.55
12/21/1995                                           5.53
12/22/1995                                           5.50
12/25/1995                                             ND
12/26/1995                                           5.48
12/27/1995                                           5.46
12/28/1995                                           5.43
12/29/1995                                           5.38
  1/1/1996                                             ND
  1/2/1996                                           5.39
  1/3/1996                                           5.36
  1/4/1996                                           5.39
  1/5/1996                                           5.42
  1/8/1996                                           5.41
  1/9/1996                                           5.41
 1/10/1996                                           5.50
 1/11/1996                                           5.47
 1/12/1996                                           5.40
 1/15/1996                                             ND
 1/16/1996                                           5.37
 1/17/1996                                           5.29
 1/18/1996                                           5.25
 1/19/1996                                           5.27
 1/22/1996                                           5.34
 1/23/1996                                           5.37
 1/24/1996                                           5.30
 1/25/1996                                           5.41
 1/26/1996                                           5.34
 1/29/1996                                           5.37
 1/30/1996                                           5.30
 1/31/1996                                           5.25
  2/1/1996                                           5.24
  2/2/1996                                           5.24
  2/5/1996                                           5.30
  2/6/1996                                           5.28
  2/7/1996                                           5.27
  2/8/1996                                           5.27
  2/9/1996                                           5.25
 2/12/1996                                           5.17
 2/13/1996                                           5.14
 2/14/1996                                           5.17
 2/15/1996                                           5.23
 2/16/1996                                           5.29
 2/19/1996                                             ND
 2/20/1996                                           5.53
 2/21/1996                                           5.56
 2/22/1996                                           5.47
 2/23/1996                                           5.53
 2/26/1996                                           5.56
 2/27/1996                                           5.63
 2/28/1996                                           5.73
 2/29/1996                                           5.73
  3/1/1996                                           5.60
  3/4/1996                                           5.52
  3/5/1996                                           5.60
  3/6/1996                                           5.68
  3/7/1996                                           5.71
  3/8/1996                                           6.05
 3/11/1996                                           6.00
 3/12/1996                                           6.04
 3/13/1996                                           6.03
 3/14/1996                                           6.03
 3/15/1996                                           6.19
 3/18/1996                                           6.16
 3/19/1996                                           6.15
 3/20/1996                                           6.05
 3/21/1996                                           6.01
 3/22/1996                                           6.05
 3/25/1996                                           6.00
 3/26/1996                                           6.00
 3/27/1996                                           6.12
 3/28/1996                                           6.20
 3/29/1996                                           6.10
  4/1/1996                                           6.09
  4/2/1996                                           6.02
  4/3/1996                                           6.06
  4/4/1996                                           6.12
  4/5/1996                                           6.40
  4/8/1996                                           6.46
  4/9/1996                                           6.37
 4/10/1996                                           6.44
 4/11/1996                                           6.50
 4/12/1996                                           6.31
 4/15/1996                                           6.27
 4/16/1996                                           6.28
 4/17/1996                                           6.33
 4/18/1996                                           6.39
 4/19/1996                                           6.32
 4/22/1996                                           6.28
 4/23/1996                                           6.31
 4/24/1996                                           6.34
 4/25/1996                                           6.31
 4/26/1996                                           6.29
 4/29/1996                                           6.33
 4/30/1996                                           6.40
  5/1/1996                                           6.39
  5/2/1996                                           6.56
  5/3/1996                                           6.61
  5/6/1996                                           6.57
  5/7/1996                                           6.60
  5/8/1996                                           6.56
  5/9/1996                                           6.57
 5/10/1996                                           6.45
 5/13/1996                                           6.45
 5/14/1996                                           6.40
 5/15/1996                                           6.39
 5/16/1996                                           6.45
 5/17/1996                                           6.41
 5/20/1996                                           6.38
 5/21/1996                                           6.41
 5/22/1996                                           6.38
 5/23/1996                                           6.44
 5/24/1996                                           6.42
 5/27/1996                                             ND
 5/28/1996                                           6.44
 5/29/1996                                           6.56
 5/30/1996                                           6.55
 5/31/1996                                           6.64
  6/3/1996                                           6.64
  6/4/1996                                           6.62
  6/5/1996                                           6.60
  6/6/1996                                           6.52
  6/7/1996                                           6.75
 6/10/1996                                           6.77
 6/11/1996                                           6.77
 6/12/1996                                           6.81
 6/13/1996                                           6.80
 6/14/1996                                           6.72
 6/17/1996                                           6.68
 6/18/1996                                           6.71
 6/19/1996                                           6.74
 6/20/1996                                           6.77
 6/21/1996                                           6.74
 6/24/1996                                           6.72
 6/25/1996                                           6.70
 6/26/1996                                           6.67
 6/27/1996                                           6.59
 6/28/1996                                           6.47
  7/1/1996                                           6.49
  7/2/1996                                           6.56
  7/3/1996                                           6.53
  7/4/1996                                             ND
  7/5/1996                                           6.82
  7/8/1996                                           6.81
  7/9/1996                                           6.78
 7/10/1996                                           6.71
 7/11/1996                                           6.67
 7/12/1996                                           6.65
 7/15/1996                                           6.67
 7/16/1996                                           6.61
 7/17/1996                                           6.61
 7/18/1996                                           6.50
 7/19/1996                                           6.55
 7/22/1996                                           6.62
 7/23/1996                                           6.60
 7/24/1996                                           6.63
 7/25/1996                                           6.65
 7/26/1996                                           6.62
 7/29/1996                                           6.69
 7/30/1996                                           6.65
 7/31/1996                                           6.57
  8/1/1996                                           6.41
  8/2/1996                                           6.26
  8/5/1996                                           6.28
  8/6/1996                                           6.29
  8/7/1996                                           6.30
  8/8/1996                                           6.29
  8/9/1996                                           6.25
 8/12/1996                                           6.24
 8/13/1996                                           6.32
 8/14/1996                                           6.33
 8/15/1996                                           6.37
 8/16/1996                                           6.31
 8/19/1996                                           6.34
 8/20/1996                                           6.34
 8/21/1996                                           6.35
 8/22/1996                                           6.38
 8/23/1996                                           6.48
 8/26/1996                                           6.57
 8/27/1996                                           6.55
 8/28/1996                                           6.56
 8/29/1996                                           6.61
 8/30/1996                                           6.73
  9/2/1996                                             ND
  9/3/1996                                           6.71
  9/4/1996                                           6.74
  9/5/1996                                           6.76
  9/6/1996                                           6.72
  9/9/1996                                           6.67
 9/10/1996                                           6.70
 9/11/1996                                           6.70
 9/12/1996                                           6.64
 9/13/1996                                           6.48
 9/16/1996                                           6.49
 9/17/1996                                           6.57
 9/18/1996                                           6.61
 9/19/1996                                           6.65
 9/20/1996                                           6.62
 9/23/1996                                           6.60
 9/24/1996                                           6.52
 9/25/1996                                           6.46
 9/26/1996                                           6.41
 9/27/1996                                           6.43
 9/30/1996                                           6.46
 10/1/1996                                           6.39
 10/2/1996                                           6.35
 10/3/1996                                           6.35
 10/4/1996                                           6.20
 10/7/1996                                           6.25
 10/8/1996                                           6.26
 10/9/1996                                           6.31
10/10/1996                                           6.37
10/11/1996                                           6.29
10/14/1996                                             ND
10/15/1996                                           6.30
10/16/1996                                           6.31
10/17/1996                                           6.25
10/18/1996                                           6.25
10/21/1996                                           6.27
10/22/1996                                           6.31
10/23/1996                                           6.31
10/24/1996                                           6.29
10/25/1996                                           6.26
10/28/1996                                           6.29
10/29/1996                                           6.12
10/30/1996                                           6.12
10/31/1996                                           6.10
 11/1/1996                                           6.11
 11/4/1996                                           6.10
 11/5/1996                                           6.03
 11/6/1996                                           6.05
 11/7/1996                                           6.01
 11/8/1996                                           6.04
11/11/1996                                             ND
11/12/1996                                           5.98
11/13/1996                                           5.99
11/14/1996                                           5.93
11/15/1996                                           5.96
11/18/1996                                           5.97
11/19/1996                                           5.94
11/20/1996                                           5.92
11/21/1996                                           5.94
11/22/1996                                           5.94
11/25/1996                                           5.92
11/26/1996                                           5.91
11/27/1996                                           5.91
11/28/1996                                             ND
11/29/1996                                           5.84
 12/2/1996                                           5.85
 12/3/1996                                           5.84
 12/4/1996                                           5.89
 12/5/1996                                           5.99
 12/6/1996                                           6.02
 12/9/1996                                           5.97
12/10/1996                                           5.99
12/11/1996                                           6.14
12/12/1996                                           6.14
12/13/1996                                           6.06
12/16/1996                                           6.13
12/17/1996                                           6.17
12/18/1996                                           6.21
12/19/1996                                           6.13
12/20/1996                                           6.12
12/23/1996                                           6.12
12/24/1996                                           6.13
12/25/1996                                             ND
12/26/1996                                           6.13
12/27/1996                                           6.09
12/30/1996                                           6.10
12/31/1996                                           6.21
  1/1/1997                                             ND
  1/2/1997                                           6.30
  1/3/1997                                           6.28
  1/6/1997                                           6.30
  1/7/1997                                           6.32
  1/8/1997                                           6.34
  1/9/1997                                           6.27
 1/10/1997                                           6.40
 1/13/1997                                           6.40
 1/14/1997                                           6.30
 1/15/1997                                           6.30
 1/16/1997                                           6.33
 1/17/1997                                           6.32
 1/20/1997                                             ND
 1/21/1997                                           6.29
 1/22/1997                                           6.32
 1/23/1997                                           6.35
 1/24/1997                                           6.39
 1/27/1997                                           6.42
 1/28/1997                                           6.38
 1/29/1997                                           6.38
 1/30/1997                                           6.35
 1/31/1997                                           6.26
  2/3/1997                                           6.21
  2/4/1997                                           6.19
  2/5/1997                                           6.21
  2/6/1997                                           6.22
  2/7/1997                                           6.17
 2/10/1997                                           6.16
 2/11/1997                                           6.18
 2/12/1997                                           6.19
 2/13/1997                                           6.12
 2/14/1997                                           6.07
 2/17/1997                                             ND
 2/18/1997                                           6.08
 2/19/1997                                           6.10
 2/20/1997                                           6.17
 2/21/1997                                           6.16
 2/24/1997                                           6.19
 2/25/1997                                           6.20
 2/26/1997                                           6.37
 2/27/1997                                           6.40
 2/28/1997                                           6.39
  3/3/1997                                           6.41
  3/4/1997                                           6.44
  3/5/1997                                           6.43
  3/6/1997                                           6.45
  3/7/1997                                           6.39
 3/10/1997                                           6.40
 3/11/1997                                           6.40
 3/12/1997                                           6.43
 3/13/1997                                           6.55
 3/14/1997                                           6.53
 3/17/1997                                           6.55
 3/18/1997                                           6.56
 3/19/1997                                           6.58
 3/20/1997                                           6.61
 3/21/1997                                           6.61
 3/24/1997                                           6.58
 3/25/1997                                           6.63
 3/26/1997                                           6.66
 3/27/1997                                           6.76
 3/28/1997                                             ND
 3/31/1997                                           6.77
  4/1/1997                                           6.74
  4/2/1997                                           6.73
  4/3/1997                                           6.72
  4/4/1997                                           6.78
  4/7/1997                                           6.73
  4/8/1997                                           6.76
  4/9/1997                                           6.77
 4/10/1997                                           6.78
 4/11/1997                                           6.85
 4/14/1997                                           6.86
 4/15/1997                                           6.76
 4/16/1997                                           6.79
 4/17/1997                                           6.75
 4/18/1997                                           6.73
 4/21/1997                                           6.76
 4/22/1997                                           6.73
 4/23/1997                                           6.78
 4/24/1997                                           6.83
 4/25/1997                                           6.83
 4/28/1997                                           6.81
 4/29/1997                                           6.64
 4/30/1997                                           6.57
  5/1/1997                                           6.55
  5/2/1997                                           6.54
  5/5/1997                                           6.54
  5/6/1997                                           6.56
  5/7/1997                                           6.63
  5/8/1997                                           6.59
  5/9/1997                                           6.51
 5/12/1997                                           6.50
 5/13/1997                                           6.60
 5/14/1997                                           6.54
 5/15/1997                                           6.52
 5/16/1997                                           6.55
 5/19/1997                                           6.57
 5/20/1997                                           6.54
 5/21/1997                                           6.57
 5/22/1997                                           6.61
 5/23/1997                                           6.59
 5/26/1997                                             ND
 5/27/1997                                           6.64
 5/28/1997                                           6.65
 5/29/1997                                           6.61
 5/30/1997                                           6.51
  6/2/1997                                           6.52
  6/3/1997                                           6.49
  6/4/1997                                           6.49
  6/5/1997                                           6.49
  6/6/1997                                           6.39
  6/9/1997                                           6.44
 6/10/1997                                           6.46
 6/11/1997                                           6.45
 6/12/1997                                           6.35
 6/13/1997                                           6.30
 6/16/1997                                           6.28
 6/17/1997                                           6.31
 6/18/1997                                           6.29
 6/19/1997                                           6.29
 6/20/1997                                           6.27
 6/23/1997                                           6.30
 6/24/1997                                           6.31
 6/25/1997                                           6.34
 6/26/1997                                           6.36
 6/27/1997                                           6.35
 6/30/1997                                           6.40
  7/1/1997                                           6.33
  7/2/1997                                           6.30
  7/3/1997                                           6.20
  7/4/1997                                             ND
  7/7/1997                                           6.17
  7/8/1997                                           6.17
  7/9/1997                                           6.15
 7/10/1997                                           6.15
 7/11/1997                                           6.13
 7/14/1997                                           6.16
 7/15/1997                                           6.16
 7/16/1997                                           6.11
 7/17/1997                                           6.11
 7/18/1997                                           6.16
 7/21/1997                                           6.18
 7/22/1997                                           6.07
 7/23/1997                                           6.06
 7/24/1997                                           6.06
 7/25/1997                                           6.08
 7/28/1997                                           6.06
 7/29/1997                                           6.00
 7/30/1997                                           5.95
 7/31/1997                                           5.90
  8/1/1997                                           6.08
  8/4/1997                                           6.12
  8/5/1997                                           6.13
  8/6/1997                                           6.11
  8/7/1997                                           6.14
  8/8/1997                                           6.23
 8/11/1997                                           6.20
 8/12/1997                                           6.22
 8/13/1997                                           6.19
 8/14/1997                                           6.13
 8/15/1997                                           6.10
 8/18/1997                                           6.06
 8/19/1997                                           6.07
 8/20/1997                                           6.10
 8/21/1997                                           6.15
 8/22/1997                                           6.21
 8/25/1997                                           6.25
 8/26/1997                                           6.24
 8/27/1997                                           6.23
 8/28/1997                                           6.18
 8/29/1997                                           6.22
  9/1/1997                                             ND
  9/2/1997                                           6.20
  9/3/1997                                           6.21
  9/4/1997                                           6.22
  9/5/1997                                           6.24
  9/8/1997                                           6.23
  9/9/1997                                           6.24
 9/10/1997                                           6.26
 9/11/1997                                           6.27
 9/12/1997                                           6.17
 9/15/1997                                           6.17
 9/16/1997                                           6.00
 9/17/1997                                           5.99
 9/18/1997                                           6.02
 9/19/1997                                           6.01
 9/22/1997                                           5.99
 9/23/1997                                           6.02
 9/24/1997                                           5.97
 9/25/1997                                           6.04
 9/26/1997                                           5.99
 9/29/1997                                           5.99
 9/30/1997                                           6.00
 10/1/1997                                           5.93
 10/2/1997                                           5.91
 10/3/1997                                           5.89
 10/6/1997                                           5.85
 10/7/1997                                           5.82
 10/8/1997                                           5.96
 10/9/1997                                           5.98
10/10/1997                                           6.03
10/13/1997                                             ND
10/14/1997                                           5.97
10/15/1997                                           6.00
10/16/1997                                           6.00
10/17/1997                                           6.08
10/20/1997                                           6.07
10/21/1997                                           6.07
10/22/1997                                           6.06
10/23/1997                                           5.95
10/24/1997                                           5.94
10/27/1997                                           5.79
10/28/1997                                           5.89
10/29/1997                                           5.78
10/30/1997                                           5.73
10/31/1997                                           5.72
 11/3/1997                                           5.79
 11/4/1997                                           5.83
 11/5/1997                                           5.84
 11/6/1997                                           5.79
 11/7/1997                                           5.81
11/10/1997                                           5.82
11/11/1997                                             ND
11/12/1997                                           5.81
11/13/1997                                           5.79
11/14/1997                                           5.80
11/17/1997                                           5.79
11/18/1997                                           5.80
11/19/1997                                           5.77
11/20/1997                                           5.80
11/21/1997                                           5.77
11/24/1997                                           5.81
11/25/1997                                           5.80
11/26/1997                                           5.82
11/27/1997                                             ND
11/28/1997                                           5.83
 12/1/1997                                           5.83
 12/2/1997                                           5.83
 12/3/1997                                           5.80
 12/4/1997                                           5.78
 12/5/1997                                           5.87
 12/8/1997                                           5.92
 12/9/1997                                           5.90
12/10/1997                                           5.85
12/11/1997                                           5.77
12/12/1997                                           5.71
12/15/1997                                           5.74
12/16/1997                                           5.74
12/17/1997                                           5.77
12/18/1997                                           5.74
12/19/1997                                           5.70
12/22/1997                                           5.71
12/23/1997                                           5.71
12/24/1997                                           5.72
12/25/1997                                             ND
12/26/1997                                           5.72
12/29/1997                                           5.73
12/30/1997                                           5.76
12/31/1997                                           5.71
  1/1/1998                                             ND
  1/2/1998                                           5.63
  1/5/1998                                           5.46
  1/6/1998                                           5.41
  1/7/1998                                           5.45
  1/8/1998                                           5.34
  1/9/1998                                           5.22
 1/12/1998                                           5.24
 1/13/1998                                           5.28
 1/14/1998                                           5.33
 1/15/1998                                           5.34
 1/16/1998                                           5.42
 1/19/1998                                             ND
 1/20/1998                                           5.45
 1/21/1998                                           5.41
 1/22/1998                                           5.39
 1/23/1998                                           5.53
 1/26/1998                                           5.49
 1/27/1998                                           5.57
 1/28/1998                                           5.54
 1/29/1998                                           5.43
 1/30/1998                                           5.39
  2/2/1998                                           5.43
  2/3/1998                                           5.41
  2/4/1998                                           5.41
  2/5/1998                                           5.46
  2/6/1998                                           5.48
  2/9/1998                                           5.51
 2/10/1998                                           5.49
 2/11/1998                                           5.46
 2/12/1998                                           5.46
 2/13/1998                                           5.44
 2/16/1998                                             ND
 2/17/1998                                           5.41
 2/18/1998                                           5.44
 2/19/1998                                           5.47
 2/20/1998                                           5.49
 2/23/1998                                           5.53
 2/24/1998                                           5.66
 2/25/1998                                           5.60
 2/26/1998                                           5.62
 2/27/1998                                           5.59
  3/2/1998                                           5.67
  3/3/1998                                           5.72
  3/4/1998                                           5.71
  3/5/1998                                           5.71
  3/6/1998                                           5.65
  3/9/1998                                           5.61
 3/10/1998                                           5.62
 3/11/1998                                           5.57
 3/12/1998                                           5.52
 3/13/1998                                           5.54
 3/16/1998                                           5.52
 3/17/1998                                           5.53
 3/18/1998                                           5.55
 3/19/1998                                           5.56
 3/20/1998                                           5.56
 3/23/1998                                           5.56
 3/24/1998                                           5.57
 3/25/1998                                           5.62
 3/26/1998                                           5.66
 3/27/1998                                           5.67
 3/30/1998                                           5.70
 3/31/1998                                           5.64
  4/1/1998                                           5.59
  4/2/1998                                           5.54
  4/3/1998                                           5.44
  4/6/1998                                           5.49
  4/7/1998                                           5.50
  4/8/1998                                           5.54
  4/9/1998                                           5.56
 4/10/1998                                             ND
 4/13/1998                                           5.64
 4/14/1998                                           5.60
 4/15/1998                                           5.59
 4/16/1998                                           5.57
 4/17/1998                                           5.57
 4/20/1998                                           5.61
 4/21/1998                                           5.66
 4/22/1998                                           5.66
 4/23/1998                                           5.66
 4/24/1998                                           5.65
 4/27/1998                                           5.77
 4/28/1998                                           5.78
 4/29/1998                                           5.78
 4/30/1998                                           5.65
  5/1/1998                                           5.63
  5/4/1998                                           5.63
  5/5/1998                                           5.66
  5/6/1998                                           5.60
  5/7/1998                                           5.60
  5/8/1998                                           5.65
 5/11/1998                                           5.72
 5/12/1998                                           5.65
 5/13/1998                                           5.63
 5/14/1998                                           5.66
 5/15/1998                                           5.67
 5/18/1998                                           5.63
 5/19/1998                                           5.63
 5/20/1998                                           5.60
 5/21/1998                                           5.66
 5/22/1998                                           5.65
 5/25/1998                                             ND
 5/26/1998                                           5.60
 5/27/1998                                           5.57
 5/28/1998                                           5.56
 5/29/1998                                           5.56
  6/1/1998                                           5.53
  6/2/1998                                           5.56
  6/3/1998                                           5.57
  6/4/1998                                           5.60
  6/5/1998                                           5.60
  6/8/1998                                           5.60
  6/9/1998                                           5.61
 6/10/1998                                           5.55
 6/11/1998                                           5.46
 6/12/1998                                           5.43
 6/15/1998                                           5.42
 6/16/1998                                           5.49
 6/17/1998                                           5.57
 6/18/1998                                           5.55
 6/19/1998                                           5.52
 6/22/1998                                           5.52
 6/23/1998                                           5.51
 6/24/1998                                           5.48
 6/25/1998                                           5.50
 6/26/1998                                           5.49
 6/29/1998                                           5.50
 6/30/1998                                           5.47
  7/1/1998                                           5.43
  7/2/1998                                           5.43
  7/3/1998                                             ND
  7/6/1998                                           5.40
  7/7/1998                                           5.43
  7/8/1998                                           5.43
  7/9/1998                                           5.40
 7/10/1998                                           5.40
 7/13/1998                                           5.45
 7/14/1998                                           5.47
 7/15/1998                                           5.46
 7/16/1998                                           5.48
 7/17/1998                                           5.49
 7/20/1998                                           5.47
 7/21/1998                                           5.46
 7/22/1998                                           5.47
 7/23/1998                                           5.46
 7/24/1998                                           5.48
 7/27/1998                                           5.49
 7/28/1998                                           5.49
 7/29/1998                                           5.52
 7/30/1998                                           5.52
 7/31/1998                                           5.52
  8/3/1998                                           5.46
  8/4/1998                                           5.44
  8/5/1998                                           5.43
  8/6/1998                                           5.43
  8/7/1998                                           5.39
 8/10/1998                                           5.39
 8/11/1998                                           5.33
 8/12/1998                                           5.34
 8/13/1998                                           5.38
 8/14/1998                                           5.34
 8/17/1998                                           5.33
 8/18/1998                                           5.35
 8/19/1998                                           5.35
 8/20/1998                                           5.32
 8/21/1998                                           5.24
 8/24/1998                                           5.19
 8/25/1998                                           5.13
 8/26/1998                                           5.11
 8/27/1998                                           4.97
 8/28/1998                                           4.94
 8/31/1998                                           4.91
  9/1/1998                                           4.91
  9/2/1998                                           4.96
  9/3/1998                                           4.91
  9/4/1998                                           4.90
  9/7/1998                                             ND
  9/8/1998                                           4.89
  9/9/1998                                           4.79
 9/10/1998                                           4.55
 9/11/1998                                           4.65
 9/14/1998                                           4.65
 9/15/1998                                           4.68
 9/16/1998                                           4.69
 9/17/1998                                           4.60
 9/18/1998                                           4.50
 9/21/1998                                           4.51
 9/22/1998                                           4.57
 9/23/1998                                           4.48
 9/24/1998                                           4.43
 9/25/1998                                           4.40
 9/28/1998                                           4.40
 9/29/1998                                           4.40
 9/30/1998                                           4.23
 10/1/1998                                           4.10
 10/2/1998                                           4.08
 10/5/1998                                           3.95
 10/6/1998                                           4.05
 10/7/1998                                           4.13
 10/8/1998                                           4.29
 10/9/1998                                           4.46
10/12/1998                                             ND
10/13/1998                                           4.37
10/14/1998                                           4.23
10/15/1998                                           4.23
10/16/1998                                           4.04
10/19/1998                                           4.06
10/20/1998                                           4.14
10/21/1998                                           4.17
10/22/1998                                           4.19
10/23/1998                                           4.28
10/26/1998                                           4.32
10/27/1998                                           4.23
10/28/1998                                           4.18
10/29/1998                                           4.13
10/30/1998                                           4.24
 11/2/1998                                           4.39
 11/3/1998                                           4.33
 11/4/1998                                           4.48
 11/5/1998                                           4.48
 11/6/1998                                           4.58
 11/9/1998                                           4.55
11/10/1998                                           4.50
11/11/1998                                             ND
11/12/1998                                           4.47
11/13/1998                                           4.53
11/16/1998                                           4.55
11/17/1998                                           4.57
11/18/1998                                           4.58
11/19/1998                                           4.63
11/20/1998                                           4.60
11/23/1998                                           4.60
11/24/1998                                           4.63
11/25/1998                                           4.63
11/26/1998                                             ND
11/27/1998                                           4.60
11/30/1998                                           4.51
 12/1/1998                                           4.43
 12/2/1998                                           4.31
 12/3/1998                                           4.31
 12/4/1998                                           4.38
 12/7/1998                                           4.47
 12/8/1998                                           4.40
 12/9/1998                                           4.37
12/10/1998                                           4.33
12/11/1998                                           4.39
12/14/1998                                           4.35
12/15/1998                                           4.39
12/16/1998                                           4.34
12/17/1998                                           4.34
12/18/1998                                           4.38
12/21/1998                                           4.45
12/22/1998                                           4.50
12/23/1998                                           4.65
12/24/1998                                           4.74
12/25/1998                                             ND
12/28/1998                                           4.66
12/29/1998                                           4.60
12/30/1998                                           4.55
12/31/1998                                           4.56
  1/1/1999                                             ND
  1/4/1999                                           4.57
  1/5/1999                                           4.62
  1/6/1999                                           4.61
  1/7/1999                                           4.62
  1/8/1999                                           4.72
 1/11/1999                                           4.76
 1/12/1999                                           4.68
 1/13/1999                                           4.60
 1/14/1999                                           4.48
 1/15/1999                                           4.54
 1/18/1999                                             ND
 1/19/1999                                           4.60
 1/20/1999                                           4.65
 1/21/1999                                           4.60
 1/22/1999                                           4.54
 1/25/1999                                           4.55
 1/26/1999                                           4.58
 1/27/1999                                           4.57
 1/28/1999                                           4.57
 1/29/1999                                           4.55
  2/1/1999                                           4.65
  2/2/1999                                           4.70
  2/3/1999                                           4.74
  2/4/1999                                           4.82
  2/5/1999                                           4.88
  2/8/1999                                           4.86
  2/9/1999                                           4.78
 2/10/1999                                           4.79
 2/11/1999                                           4.83
 2/12/1999                                           4.96
 2/15/1999                                             ND
 2/16/1999                                           4.96
 2/17/1999                                           4.91
 2/18/1999                                           4.96
 2/19/1999                                           4.99
 2/22/1999                                           4.95
 2/23/1999                                           5.04
 2/24/1999                                           5.12
 2/25/1999                                           5.23
 2/26/1999                                           5.21
  3/1/1999                                           5.32
  3/2/1999                                           5.27
  3/3/1999                                           5.29
  3/4/1999                                           5.32
  3/5/1999                                           5.24
  3/8/1999                                           5.21
  3/9/1999                                           5.11
 3/10/1999                                           5.13
 3/11/1999                                           5.13
 3/12/1999                                           5.08
 3/15/1999                                           5.07
 3/16/1999                                           5.03
 3/17/1999                                           5.05
 3/18/1999                                           5.02
 3/19/1999                                           5.07
 3/22/1999                                           5.13
 3/23/1999                                           5.11
 3/24/1999                                           5.07
 3/25/1999                                           5.12
 3/26/1999                                           5.10
 3/29/1999                                           5.15
 3/30/1999                                           5.09
 3/31/1999                                           5.12
  4/1/1999                                           5.15
  4/2/1999                                           5.07
  4/5/1999                                           5.07
  4/6/1999                                           5.01
  4/7/1999                                           5.04
  4/8/1999                                           4.94
  4/9/1999                                           4.96
 4/12/1999                                           4.98
 4/13/1999                                           5.02
 4/14/1999                                           5.04
 4/15/1999                                           5.08
 4/16/1999                                           5.13
 4/19/1999                                           5.08
 4/20/1999                                           5.06
 4/21/1999                                           5.07
 4/22/1999                                           5.15
 4/23/1999                                           5.15
 4/26/1999                                           5.14
 4/27/1999                                           5.12
 4/28/1999                                           5.16
 4/29/1999                                           5.09
 4/30/1999                                           5.24
  5/3/1999                                           5.25
  5/4/1999                                           5.30
  5/5/1999                                           5.27
  5/6/1999                                           5.39
  5/7/1999                                           5.40
 5/10/1999                                           5.38
 5/11/1999                                           5.40
 5/12/1999                                           5.39
 5/13/1999                                           5.29
 5/14/1999                                           5.48
 5/17/1999                                           5.53
 5/18/1999                                           5.58
 5/19/1999                                           5.54
 5/20/1999                                           5.53
 5/21/1999                                           5.46
 5/24/1999                                           5.43
 5/25/1999                                           5.44
 5/26/1999                                           5.49
 5/27/1999                                           5.59
 5/28/1999                                           5.60
 5/31/1999                                             ND
  6/1/1999                                           5.74
  6/2/1999                                           5.75
  6/3/1999                                           5.75
  6/4/1999                                           5.75
  6/7/1999                                           5.73
  6/8/1999                                           5.74
  6/9/1999                                           5.79
 6/10/1999                                           5.85
 6/11/1999                                           5.92
 6/14/1999                                           5.89
 6/15/1999                                           5.87
 6/16/1999                                           5.84
 6/17/1999                                           5.67
 6/18/1999                                           5.75
 6/21/1999                                           5.81
 6/22/1999                                           5.84
 6/23/1999                                           5.90
 6/24/1999                                           5.93
 6/25/1999                                           5.91
 6/28/1999                                           5.86
 6/29/1999                                           5.84
 6/30/1999                                           5.67
  7/1/1999                                           5.73
  7/2/1999                                           5.70
  7/5/1999                                             ND
  7/6/1999                                           5.77
  7/7/1999                                           5.79
  7/8/1999                                           5.72
  7/9/1999                                           5.72
 7/12/1999                                           5.62
 7/13/1999                                           5.60
 7/14/1999                                           5.63
 7/15/1999                                           5.63
 7/16/1999                                           5.57
 7/19/1999                                           5.56
 7/20/1999                                           5.54
 7/21/1999                                           5.55
 7/22/1999                                           5.66
 7/23/1999                                           5.72
 7/26/1999                                           5.73
 7/27/1999                                           5.70
 7/28/1999                                           5.70
 7/29/1999                                           5.79
 7/30/1999                                           5.82
  8/2/1999                                           5.85
  8/3/1999                                           5.86
  8/4/1999                                           5.86
  8/5/1999                                           5.77
  8/6/1999                                           5.94
  8/9/1999                                           6.04
 8/10/1999                                           6.00
 8/11/1999                                           5.96
 8/12/1999                                           5.97
 8/13/1999                                           5.88
 8/16/1999                                           5.88
 8/17/1999                                           5.80
 8/18/1999                                           5.79
 8/19/1999                                           5.81
 8/20/1999                                           5.79
 8/23/1999                                           5.79
 8/24/1999                                           5.73
 8/25/1999                                           5.63
 8/26/1999                                           5.67
 8/27/1999                                           5.75
 8/30/1999                                           5.86
 8/31/1999                                           5.88
  9/1/1999                                           5.88
  9/2/1999                                           5.90
  9/3/1999                                           5.78
  9/6/1999                                             ND
  9/7/1999                                           5.83
  9/8/1999                                           5.82
  9/9/1999                                           5.85
 9/10/1999                                           5.78
 9/13/1999                                           5.80
 9/14/1999                                           5.85
 9/15/1999                                           5.81
 9/16/1999                                           5.77
 9/17/1999                                           5.76
 9/20/1999                                           5.81
 9/21/1999                                           5.83
 9/22/1999                                           5.81
 9/23/1999                                           5.76
 9/24/1999                                           5.65
 9/27/1999                                           5.73
 9/28/1999                                           5.78
 9/29/1999                                           5.86
 9/30/1999                                           5.78
 10/1/1999                                           5.90
 10/4/1999                                           5.85
 10/5/1999                                           5.94
 10/6/1999                                           5.98
 10/7/1999                                           5.99
 10/8/1999                                           5.97
10/11/1999                                             ND
10/12/1999                                           5.99
10/13/1999                                           6.04
10/14/1999                                           6.09
10/15/1999                                           5.99
10/18/1999                                           6.03
10/19/1999                                           6.09
10/20/1999                                           6.11
10/21/1999                                           6.11
10/22/1999                                           6.13
10/25/1999                                           6.14
10/26/1999                                           6.17
10/27/1999                                           6.13
10/28/1999                                           6.05
10/29/1999                                           5.97
 11/1/1999                                           6.00
 11/2/1999                                           5.98
 11/3/1999                                           5.97
 11/4/1999                                           5.91
 11/5/1999                                           5.88
 11/8/1999                                           5.90
 11/9/1999                                           5.87
11/10/1999                                           5.90
11/11/1999                                             ND
11/12/1999                                           5.85
11/15/1999                                           5.87
11/16/1999                                           5.91
11/17/1999                                           5.98
11/18/1999                                           5.99
11/19/1999                                           6.00
11/22/1999                                           6.02
11/23/1999                                           6.02
11/24/1999                                           6.02
11/25/1999                                             ND
11/26/1999                                           6.06
11/29/1999                                           6.14
11/30/1999                                           6.11
 12/1/1999                                           6.14
 12/2/1999                                           6.16
 12/3/1999                                           6.08
 12/6/1999                                           6.07
 12/7/1999                                           6.03
 12/8/1999                                           6.06
 12/9/1999                                           6.03
12/10/1999                                           5.98
12/13/1999                                           6.01
12/14/1999                                           6.12
12/15/1999                                           6.14
12/16/1999                                           6.20
12/17/1999                                           6.22
12/20/1999                                           6.28
12/21/1999                                           6.29
12/22/1999                                           6.31
12/23/1999                                           6.33
12/24/1999                                             ND
12/27/1999                                           6.32
12/28/1999                                           6.35
12/29/1999                                           6.32
12/30/1999                                           6.30
12/31/1999                                           6.36
  1/3/2000                                           6.50
  1/4/2000                                           6.40
  1/5/2000                                           6.51
  1/6/2000                                           6.46
  1/7/2000                                           6.42
 1/10/2000                                           6.49
 1/11/2000                                           6.57
 1/12/2000                                           6.63
 1/13/2000                                           6.54
 1/14/2000                                           6.59
 1/17/2000                                             ND
 1/18/2000                                           6.65
 1/19/2000                                           6.62
 1/20/2000                                           6.67
 1/21/2000                                           6.67
 1/24/2000                                           6.59
 1/25/2000                                           6.60
 1/26/2000                                           6.62
 1/27/2000                                           6.67
 1/28/2000                                           6.68
 1/31/2000                                           6.71
  2/1/2000                                           6.68
  2/2/2000                                           6.69
  2/3/2000                                           6.56
  2/4/2000                                           6.64
  2/7/2000                                           6.76
  2/8/2000                                           6.74
  2/9/2000                                           6.77
 2/10/2000                                           6.78
 2/11/2000                                           6.77
 2/14/2000                                           6.72
 2/15/2000                                           6.74
 2/16/2000                                           6.75
 2/17/2000                                           6.76
 2/18/2000                                           6.72
 2/21/2000                                             ND
 2/22/2000                                           6.62
 2/23/2000                                           6.66
 2/24/2000                                           6.56
 2/25/2000                                           6.50
 2/28/2000                                           6.53
 2/29/2000                                           6.61
  3/1/2000                                           6.59
  3/2/2000                                           6.59
  3/3/2000                                           6.60
  3/6/2000                                           6.64
  3/7/2000                                           6.60
  3/8/2000                                           6.59
  3/9/2000                                           6.56
 3/10/2000                                           6.61
 3/13/2000                                           6.57
 3/14/2000                                           6.52
 3/15/2000                                           6.50
 3/16/2000                                           6.47
 3/17/2000                                           6.45
 3/20/2000                                           6.45
 3/21/2000                                           6.44
 3/22/2000                                           6.41
 3/23/2000                                           6.39
 3/24/2000                                           6.51
 3/27/2000                                           6.51
 3/28/2000                                           6.46
 3/29/2000                                           6.46
 3/30/2000                                           6.35
 3/31/2000                                           6.32
  4/3/2000                                           6.30
  4/4/2000                                           6.16
  4/5/2000                                           6.17
  4/6/2000                                           6.20
  4/7/2000                                           6.18
 4/10/2000                                           6.11
 4/11/2000                                           6.19
 4/12/2000                                           6.27
 4/13/2000                                           6.24
 4/14/2000                                           6.11
 4/17/2000                                           6.23
 4/18/2000                                           6.27
 4/19/2000                                           6.23
 4/20/2000                                           6.24
 4/21/2000                                             ND
 4/24/2000                                           6.23
 4/25/2000                                           6.39
 4/26/2000                                           6.40
 4/27/2000                                           6.51
 4/28/2000                                           6.56
  5/1/2000                                           6.59
  5/2/2000                                           6.60
  5/3/2000                                           6.66
  5/4/2000                                           6.70
  5/5/2000                                           6.77
  5/8/2000                                           6.83
  5/9/2000                                           6.75
 5/10/2000                                           6.69
 5/11/2000                                           6.67
 5/12/2000                                           6.76
 5/15/2000                                           6.73
 5/16/2000                                           6.72
 5/17/2000                                           6.74
 5/18/2000                                           6.79
 5/19/2000                                           6.71
 5/22/2000                                           6.66
 5/23/2000                                           6.68
 5/24/2000                                           6.71
 5/25/2000                                           6.64
 5/26/2000                                           6.57
 5/29/2000                                             ND
 5/30/2000                                           6.62
 5/31/2000                                           6.54
  6/1/2000                                           6.44
  6/2/2000                                           6.37
  6/5/2000                                           6.33
  6/6/2000                                           6.35
  6/7/2000                                           6.35
  6/8/2000                                           6.37
  6/9/2000                                           6.36
 6/12/2000                                           6.33
 6/13/2000                                           6.32
 6/14/2000                                           6.26
 6/15/2000                                           6.26
 6/16/2000                                           6.19
 6/19/2000                                           6.20
 6/20/2000                                           6.23
 6/21/2000                                           6.32
 6/22/2000                                           6.32
 6/23/2000                                           6.37
 6/26/2000                                           6.29
 6/27/2000                                           6.29
 6/28/2000                                           6.28
 6/29/2000                                           6.21
 6/30/2000                                           6.18
  7/3/2000                                           6.12
  7/4/2000                                             ND
  7/5/2000                                           6.12
  7/6/2000                                           6.16
  7/7/2000                                           6.11
 7/10/2000                                           6.13
 7/11/2000                                           6.16
 7/12/2000                                           6.20
 7/13/2000                                           6.15
 7/14/2000                                           6.25
 7/17/2000                                           6.31
 7/18/2000                                           6.30
 7/19/2000                                           6.31
 7/20/2000                                           6.15
 7/21/2000                                           6.14
 7/24/2000                                           6.18
 7/25/2000                                           6.17
 7/26/2000                                           6.16
 7/27/2000                                           6.14
 7/28/2000                                           6.16
 7/31/2000                                           6.16
  8/1/2000                                           6.12
  8/2/2000                                           6.09
  8/3/2000                                           6.07
  8/4/2000                                           6.02
  8/7/2000                                           6.07
  8/8/2000                                           6.03
  8/9/2000                                           6.03
 8/10/2000                                           6.00
 8/11/2000                                           6.07
 8/14/2000                                           6.07
 8/15/2000                                           6.11
 8/16/2000                                           6.13
 8/17/2000                                           6.13
 8/18/2000                                           6.09
 8/21/2000                                           6.10
 8/22/2000                                           6.07
 8/23/2000                                           6.02
 8/24/2000                                           6.00
 8/25/2000                                           6.00
 8/28/2000                                           6.05
 8/29/2000                                           6.08
 8/30/2000                                           6.07
 8/31/2000                                           5.98
  9/1/2000                                           5.92
  9/4/2000                                             ND
  9/5/2000                                           5.92
  9/6/2000                                           5.95
  9/7/2000                                           5.97
  9/8/2000                                           5.95
 9/11/2000                                           5.97
 9/12/2000                                           5.97
 9/13/2000                                           5.94
 9/14/2000                                           5.96
 9/15/2000                                           5.93
 9/18/2000                                           5.93
 9/19/2000                                           5.93
 9/20/2000                                           5.98
 9/21/2000                                           5.96
 9/22/2000                                           5.93
 9/25/2000                                           5.94
 9/26/2000                                           5.90
 9/27/2000                                           5.89
 9/28/2000                                           5.90
 9/29/2000                                           5.85
 10/2/2000                                           5.86
 10/3/2000                                           5.88
 10/4/2000                                           5.94
 10/5/2000                                           5.92
 10/6/2000                                           5.88
 10/9/2000                                             ND
10/10/2000                                           5.86
10/11/2000                                           5.82
10/12/2000                                           5.74
10/13/2000                                           5.73
10/16/2000                                           5.77
10/17/2000                                           5.68
10/18/2000                                           5.68
10/19/2000                                           5.69
10/20/2000                                           5.69
10/23/2000                                           5.66
10/24/2000                                           5.70
10/25/2000                                           5.74
10/26/2000                                           5.75
10/27/2000                                           5.79
10/30/2000                                           5.83
10/31/2000                                           5.83
 11/1/2000                                           5.79
 11/2/2000                                           5.78
 11/3/2000                                           5.86
 11/6/2000                                           5.91
 11/7/2000                                           5.84
 11/8/2000                                           5.83
 11/9/2000                                           5.76
11/10/2000                                           5.76
11/13/2000                                           5.72
11/14/2000                                           5.72
11/15/2000                                           5.69
11/16/2000                                           5.66
11/17/2000                                           5.67
11/20/2000                                           5.65
11/21/2000                                           5.65
11/22/2000                                           5.60
11/23/2000                                             ND
11/24/2000                                           5.63
11/27/2000                                           5.63
11/28/2000                                           5.57
11/29/2000                                           5.51
11/30/2000                                           5.42
 12/1/2000                                           5.46
 12/4/2000                                           5.45
 12/5/2000                                           5.36
 12/6/2000                                           5.26
 12/7/2000                                           5.26
 12/8/2000                                           5.32
12/11/2000                                           5.33
12/12/2000                                           5.33
12/13/2000                                           5.24
12/14/2000                                           5.19
12/15/2000                                           5.15
12/18/2000                                           5.10
12/19/2000                                           5.12
12/20/2000                                           5.00
12/21/2000                                           4.94
12/22/2000                                           4.93
12/25/2000                                             ND
12/26/2000                                           4.92
12/27/2000                                           4.99
12/28/2000                                           5.02
12/29/2000                                           4.99
  1/1/2001                                             ND
  1/2/2001                                           4.76
  1/3/2001                                           4.94
  1/4/2001                                           4.82
  1/5/2001                                           4.66
  1/8/2001                                           4.65
  1/9/2001                                           4.73
 1/10/2001                                           4.83
 1/11/2001                                           4.85
 1/12/2001                                           4.97
 1/15/2001                                             ND
 1/16/2001                                           4.96
 1/17/2001                                           4.87
 1/18/2001                                           4.74
 1/19/2001                                           4.84
 1/22/2001                                           4.87
 1/23/2001                                           4.96
 1/24/2001                                           4.98
 1/25/2001                                           4.94
 1/26/2001                                           4.93
 1/29/2001                                           4.97
 1/30/2001                                           4.91
 1/31/2001                                           4.85
  2/1/2001                                           4.78
  2/2/2001                                           4.86
  2/5/2001                                           4.88
  2/6/2001                                           4.92
  2/7/2001                                           4.91
  2/8/2001                                           4.93
  2/9/2001                                           4.85
 2/12/2001                                           4.86
 2/13/2001                                           4.90
 2/14/2001                                           4.99
 2/15/2001                                           5.06
 2/16/2001                                           4.94
 2/19/2001                                             ND
 2/20/2001                                           4.94
 2/21/2001                                           4.96
 2/22/2001                                           4.94
 2/23/2001                                           4.86
 2/26/2001                                           4.81
 2/27/2001                                           4.75
 2/28/2001                                           4.70
  3/1/2001                                           4.67
  3/2/2001                                           4.75
  3/5/2001                                           4.78
  3/6/2001                                           4.78
  3/7/2001                                           4.72
  3/8/2001                                           4.70
  3/9/2001                                           4.75
 3/12/2001                                           4.72
 3/13/2001                                           4.75
 3/14/2001                                           4.62
 3/15/2001                                           4.55
 3/16/2001                                           4.54
 3/19/2001                                           4.58
 3/20/2001                                           4.52
 3/21/2001                                           4.49
 3/22/2001                                           4.44
 3/23/2001                                           4.52
 3/26/2001                                           4.56
 3/27/2001                                           4.73
 3/28/2001                                           4.68
 3/29/2001                                           4.67
 3/30/2001                                           4.62
  4/2/2001                                           4.66
  4/3/2001                                           4.60
  4/4/2001                                           4.58
  4/5/2001                                           4.63
  4/6/2001                                           4.52
  4/9/2001                                           4.56
 4/10/2001                                           4.70
 4/11/2001                                           4.75
 4/12/2001                                           4.83
 4/13/2001                                             ND
 4/16/2001                                           4.94
 4/17/2001                                           4.87
 4/18/2001                                           4.75
 4/19/2001                                           4.86
 4/20/2001                                           4.88
 4/23/2001                                           4.78
 4/24/2001                                           4.78
 4/25/2001                                           4.88
 4/26/2001                                           4.79
 4/27/2001                                           4.94
 4/30/2001                                           4.97
  5/1/2001                                           4.94
  5/2/2001                                           4.95
  5/3/2001                                           4.87
  5/4/2001                                           4.83
  5/7/2001                                           4.82
  5/8/2001                                           4.68
  5/9/2001                                           4.65
 5/10/2001                                           4.76
 5/11/2001                                           4.99
 5/14/2001                                           4.94
 5/15/2001                                           4.95
 5/16/2001                                           4.95
 5/17/2001                                           4.99
 5/18/2001                                           4.99
 5/21/2001                                           4.99
 5/22/2001                                           4.99
 5/23/2001                                           4.96
 5/24/2001                                           5.05
 5/25/2001                                           5.04
 5/28/2001                                             ND
 5/29/2001                                           5.06
 5/30/2001                                           5.07
 5/31/2001                                           4.94
  6/1/2001                                           4.94
  6/4/2001                                           4.93
  6/5/2001                                           4.84
  6/6/2001                                           4.83
  6/7/2001                                           4.88
  6/8/2001                                           4.93
 6/11/2001                                           4.87
 6/12/2001                                           4.82
 6/13/2001                                           4.81
 6/14/2001                                           4.76
 6/15/2001                                           4.74
 6/18/2001                                           4.73
 6/19/2001                                           4.72
 6/20/2001                                           4.72
 6/21/2001                                           4.70
 6/22/2001                                           4.63
 6/25/2001                                           4.65
 6/26/2001                                           4.74
 6/27/2001                                           4.82
 6/28/2001                                           4.92
 6/29/2001                                           4.97
  7/2/2001                                           4.88
  7/3/2001                                           4.91
  7/4/2001                                             ND
  7/5/2001                                           4.95
  7/6/2001                                           4.90
  7/9/2001                                           4.88
 7/10/2001                                           4.82
 7/11/2001                                           4.81
 7/12/2001                                           4.80
 7/13/2001                                           4.82
 7/16/2001                                           4.76
 7/17/2001                                           4.78
 7/18/2001                                           4.66
 7/19/2001                                           4.69
 7/20/2001                                           4.70
 7/23/2001                                           4.68
 7/24/2001                                           4.67
 7/25/2001                                           4.74
 7/26/2001                                           4.71
 7/27/2001                                           4.64
 7/30/2001                                           4.63
 7/31/2001                                           4.57
  8/1/2001                                           4.62
  8/2/2001                                           4.69
  8/3/2001                                           4.72
  8/6/2001                                           4.71
  8/7/2001                                           4.72
  8/8/2001                                           4.61
  8/9/2001                                           4.66
 8/10/2001                                           4.61
 8/13/2001                                           4.57
 8/14/2001                                           4.59
 8/15/2001                                           4.62
 8/16/2001                                           4.58
 8/17/2001                                           4.49
 8/20/2001                                           4.55
 8/21/2001                                           4.50
 8/22/2001                                           4.53
 8/23/2001                                           4.52
 8/24/2001                                           4.55
 8/27/2001                                           4.57
 8/28/2001                                           4.48
 8/29/2001                                           4.43
 8/30/2001                                           4.42
 8/31/2001                                           4.46
  9/3/2001                                             ND
  9/4/2001                                           4.63
  9/5/2001                                           4.61
  9/6/2001                                           4.48
  9/7/2001                                           4.39
 9/10/2001                                           4.41
 9/11/2001                                             ND
 9/12/2001                                             ND
 9/13/2001                                           4.03
 9/14/2001                                           3.92
 9/17/2001                                           3.99
 9/18/2001                                           4.01
 9/19/2001                                           3.90
 9/20/2001                                           3.97
 9/21/2001                                           3.94
 9/24/2001                                           4.00
 9/25/2001                                           3.97
 9/26/2001                                           3.91
 9/27/2001                                           3.87
 9/28/2001                                           3.93
 10/1/2001                                           3.90
 10/2/2001                                           3.87
 10/3/2001                                           3.86
 10/4/2001                                           3.88
 10/5/2001                                           3.87
 10/8/2001                                             ND
 10/9/2001                                           3.96
10/10/2001                                           3.96
10/11/2001                                           4.03
10/12/2001                                           4.01
10/15/2001                                           3.97
10/16/2001                                           3.93
10/17/2001                                           3.93
10/18/2001                                           3.93
10/19/2001                                           3.96
10/22/2001                                           3.98
10/23/2001                                           4.01
10/24/2001                                           3.96
10/25/2001                                           3.89
10/26/2001                                           3.88
10/29/2001                                           3.82
10/30/2001                                           3.76
10/31/2001                                           3.66
 11/1/2001                                           3.66
 11/2/2001                                           3.77
 11/5/2001                                           3.71
 11/6/2001                                           3.54
 11/7/2001                                           3.47
 11/8/2001                                           3.58
 11/9/2001                                           3.62
11/12/2001                                             ND
11/13/2001                                           3.69
11/14/2001                                           3.83
11/15/2001                                           4.10
11/16/2001                                           4.24
11/19/2001                                           4.12
11/20/2001                                           4.17
11/21/2001                                           4.31
11/22/2001                                             ND
11/23/2001                                           4.40
11/26/2001                                           4.41
11/27/2001                                           4.32
11/28/2001                                           4.33
11/29/2001                                           4.10
11/30/2001                                           4.08
 12/3/2001                                           4.04
 12/4/2001                                           3.99
 12/5/2001                                           4.24
 12/6/2001                                           4.38
 12/7/2001                                           4.50
12/10/2001                                           4.46
12/11/2001                                           4.38
12/12/2001                                           4.29
12/13/2001                                           4.40
12/14/2001                                           4.52
12/17/2001                                           4.54
12/18/2001                                           4.46
12/19/2001                                           4.38
12/20/2001                                           4.42
12/21/2001                                           4.45
12/24/2001                                           4.49
12/25/2001                                             ND
12/26/2001                                           4.55
12/27/2001                                           4.46
12/28/2001                                           4.46
12/31/2001                                           4.38
  1/1/2002                                             ND
  1/2/2002                                           4.52
  1/3/2002                                           4.48
  1/4/2002                                           4.50
  1/7/2002                                           4.39
  1/8/2002                                           4.39
  1/9/2002                                           4.38
 1/10/2002                                           4.27
 1/11/2002                                           4.14
 1/14/2002                                           4.15
 1/15/2002                                           4.14
 1/16/2002                                           4.16
 1/17/2002                                           4.28
 1/18/2002                                           4.23
 1/21/2002                                             ND
 1/22/2002                                           4.27
 1/23/2002                                           4.36
 1/24/2002                                           4.40
 1/25/2002                                           4.46
 1/28/2002                                           4.48
 1/29/2002                                           4.35
 1/30/2002                                           4.37
 1/31/2002                                           4.42
  2/1/2002                                           4.37
  2/4/2002                                           4.29
  2/5/2002                                           4.29
  2/6/2002                                           4.30
  2/7/2002                                           4.33
  2/8/2002                                           4.28
 2/11/2002                                           4.29
 2/12/2002                                           4.36
 2/13/2002                                           4.40
 2/14/2002                                           4.35
 2/15/2002                                           4.27
 2/18/2002                                             ND
 2/19/2002                                           4.28
 2/20/2002                                           4.28
 2/21/2002                                           4.27
 2/22/2002                                           4.23
 2/25/2002                                           4.26
 2/26/2002                                           4.33
 2/27/2002                                           4.22
 2/28/2002                                           4.27
  3/1/2002                                           4.43
  3/4/2002                                           4.43
  3/5/2002                                           4.44
  3/6/2002                                           4.45
  3/7/2002                                           4.65
  3/8/2002                                           4.77
 3/11/2002                                           4.77
 3/12/2002                                           4.75
 3/13/2002                                           4.69
 3/14/2002                                           4.83
 3/15/2002                                           4.80
 3/18/2002                                           4.79
 3/19/2002                                           4.78
 3/20/2002                                           4.87
 3/21/2002                                           4.88
 3/22/2002                                           4.90
 3/25/2002                                           4.92
 3/26/2002                                           4.85
 3/27/2002                                           4.85
 3/28/2002                                           4.91
 3/29/2002                                             ND
  4/1/2002                                           4.93
  4/2/2002                                           4.84
  4/3/2002                                           4.76
  4/4/2002                                           4.76
  4/5/2002                                           4.68
  4/8/2002                                           4.70
  4/9/2002                                           4.67
 4/10/2002                                           4.68
 4/11/2002                                           4.66
 4/12/2002                                           4.60
 4/15/2002                                           4.57
 4/16/2002                                           4.62
 4/17/2002                                           4.64
 4/18/2002                                           4.64
 4/19/2002                                           4.62
 4/22/2002                                           4.62
 4/23/2002                                           4.62
 4/24/2002                                           4.53
 4/25/2002                                           4.52
 4/26/2002                                           4.49
 4/29/2002                                           4.55
 4/30/2002                                           4.53
  5/1/2002                                           4.49
  5/2/2002                                           4.54
  5/3/2002                                           4.48
  5/6/2002                                           4.50
  5/7/2002                                           4.43
  5/8/2002                                           4.58
  5/9/2002                                           4.53
 5/10/2002                                           4.46
 5/13/2002                                           4.54
 5/14/2002                                           4.64
 5/15/2002                                           4.59
 5/16/2002                                           4.52
 5/17/2002                                           4.60
 5/20/2002                                           4.53
 5/21/2002                                           4.49
 5/22/2002                                           4.43
 5/23/2002                                           4.46
 5/24/2002                                           4.47
 5/27/2002                                             ND
 5/28/2002                                           4.46
 5/29/2002                                           4.41
 5/30/2002                                           4.36
 5/31/2002                                           4.37
  6/3/2002                                           4.36
  6/4/2002                                           4.31
  6/5/2002                                           4.35
  6/6/2002                                           4.30
  6/7/2002                                           4.36
 6/10/2002                                           4.34
 6/11/2002                                           4.29
 6/12/2002                                           4.24
 6/13/2002                                           4.20
 6/14/2002                                           4.10
 6/17/2002                                           4.14
 6/18/2002                                           4.13
 6/19/2002                                           4.01
 6/20/2002                                           4.11
 6/21/2002                                           4.06
 6/24/2002                                           4.13
 6/25/2002                                           4.13
 6/26/2002                                           3.99
 6/27/2002                                           4.08
 6/28/2002                                           4.09
  7/1/2002                                           4.08
  7/2/2002                                           3.99
  7/3/2002                                           4.00
  7/4/2002                                             ND
  7/5/2002                                           4.13
  7/8/2002                                           4.07
  7/9/2002                                           3.98
 7/10/2002                                           3.85
 7/11/2002                                           3.86
 7/12/2002                                           3.82
 7/15/2002                                           3.85
 7/16/2002                                           3.93
 7/17/2002                                           3.89
 7/18/2002                                           3.82
 7/19/2002                                           3.76
 7/22/2002                                           3.65
 7/23/2002                                           3.59
 7/24/2002                                           3.60
 7/25/2002                                           3.51
 7/26/2002                                           3.46
 7/29/2002                                           3.68
 7/30/2002                                           3.71
 7/31/2002                                           3.53
  8/1/2002                                           3.46
  8/2/2002                                           3.27
  8/5/2002                                           3.21
  8/6/2002                                           3.36
  8/7/2002                                           3.24
  8/8/2002                                           3.35
  8/9/2002                                           3.28
 8/12/2002                                           3.24
 8/13/2002                                           3.15
 8/14/2002                                           3.19
 8/15/2002                                           3.28
 8/16/2002                                           3.41
 8/19/2002                                           3.40
 8/20/2002                                           3.25
 8/21/2002                                           3.28
 8/22/2002                                           3.37
 8/23/2002                                           3.31
 8/26/2002                                           3.29
 8/27/2002                                           3.37
 8/28/2002                                           3.31
 8/29/2002                                           3.24
 8/30/2002                                           3.22
  9/2/2002                                             ND
  9/3/2002                                           3.04
  9/4/2002                                           3.02
  9/5/2002                                           2.95
  9/6/2002                                           3.10
  9/9/2002                                           3.11
 9/10/2002                                           3.08
 9/11/2002                                           3.15
 9/12/2002                                           3.07
 9/13/2002                                           3.00
 9/16/2002                                           3.00
 9/17/2002                                           2.97
 9/18/2002                                           2.96
 9/19/2002                                           2.87
 9/20/2002                                           2.86
 9/23/2002                                           2.76
 9/24/2002                                           2.76
 9/25/2002                                           2.83
 9/26/2002                                           2.86
 9/27/2002                                           2.74
 9/30/2002                                           2.63
 10/1/2002                                           2.75
 10/2/2002                                           2.74
 10/3/2002                                           2.74
 10/4/2002                                           2.73
 10/7/2002                                           2.67
 10/8/2002                                           2.70
 10/9/2002                                           2.65
10/10/2002                                           2.68
10/11/2002                                           2.83
10/14/2002                                             ND
10/15/2002                                           3.11
10/16/2002                                           3.11
10/17/2002                                           3.20
10/18/2002                                           3.17
10/21/2002                                           3.28
10/22/2002                                           3.29
10/23/2002                                           3.26
10/24/2002                                           3.18
10/25/2002                                           3.10
10/28/2002                                           3.03
10/29/2002                                           2.89
10/30/2002                                           2.87
10/31/2002                                           2.81
 11/1/2002                                           2.92
 11/4/2002                                           3.00
 11/5/2002                                           3.00
 11/6/2002                                           3.01
 11/7/2002                                           2.86
 11/8/2002                                           2.87
11/11/2002                                             ND
11/12/2002                                           2.83
11/13/2002                                           2.82
11/14/2002                                           3.01
11/15/2002                                           3.05
11/18/2002                                           3.04
11/19/2002                                           3.02
11/20/2002                                           3.13
11/21/2002                                           3.20
11/22/2002                                           3.26
11/25/2002                                           3.26
11/26/2002                                           3.14
11/27/2002                                           3.34
11/28/2002                                             ND
11/29/2002                                           3.28
 12/2/2002                                           3.31
 12/3/2002                                           3.33
 12/4/2002                                           3.25
 12/5/2002                                           3.19
 12/6/2002                                           3.13
 12/9/2002                                           3.08
12/10/2002                                           3.07
12/11/2002                                           3.02
12/12/2002                                           3.03
12/13/2002                                           3.08
12/16/2002                                           3.14
12/17/2002                                           3.11
12/18/2002                                           3.03
12/19/2002                                           2.91
12/20/2002                                           2.93
12/23/2002                                           2.95
12/24/2002                                           2.92
12/25/2002                                             ND
12/26/2002                                           2.89
12/27/2002                                           2.79
12/30/2002                                           2.76
12/31/2002                                           2.78
  1/1/2003                                             ND
  1/2/2003                                           3.05
  1/3/2003                                           3.03
  1/6/2003                                           3.10
  1/7/2003                                           3.04
  1/8/2003                                           3.01
  1/9/2003                                           3.23
 1/10/2003                                           3.20
 1/13/2003                                           3.17
 1/14/2003                                           3.10
 1/15/2003                                           3.10
 1/16/2003                                           3.11
 1/17/2003                                           3.05
 1/20/2003                                             ND
 1/21/2003                                           3.00
 1/22/2003                                           2.94
 1/23/2003                                           2.97
 1/24/2003                                           2.93
 1/27/2003                                           2.97
 1/28/2003                                           2.99
 1/29/2003                                           3.07
 1/30/2003                                           3.02
 1/31/2003                                           3.02
  2/3/2003                                           3.05
  2/4/2003                                           2.99
  2/5/2003                                           3.07
  2/6/2003                                           3.02
  2/7/2003                                           2.97
 2/10/2003                                           3.03
 2/11/2003                                           3.00
 2/12/2003                                           2.92
 2/13/2003                                           2.85
 2/14/2003                                           2.91
 2/17/2003                                             ND
 2/18/2003                                           2.92
 2/19/2003                                           2.87
 2/20/2003                                           2.82
 2/21/2003                                           2.86
 2/24/2003                                           2.82
 2/25/2003                                           2.77
 2/26/2003                                           2.75
 2/27/2003                                           2.75
 2/28/2003                                           2.69
  3/3/2003                                           2.66
  3/4/2003                                           2.62
  3/5/2003                                           2.58
  3/6/2003                                           2.63
  3/7/2003                                           2.56
 3/10/2003                                           2.51
 3/11/2003                                           2.54
 3/12/2003                                           2.57
 3/13/2003                                           2.75
 3/14/2003                                           2.72
 3/17/2003                                           2.82
 3/18/2003                                           2.93
 3/19/2003                                           2.98
 3/20/2003                                           3.02
 3/21/2003                                           3.12
 3/24/2003                                           2.98
 3/25/2003                                           2.97
 3/26/2003                                           2.94
 3/27/2003                                           2.92
 3/28/2003                                           2.86
 3/31/2003                                           2.78
  4/1/2003                                           2.78
  4/2/2003                                           2.89
  4/3/2003                                           2.87
  4/4/2003                                           2.88
  4/7/2003                                           2.99
  4/8/2003                                           2.91
  4/9/2003                                           2.87
 4/10/2003                                           2.89
 4/11/2003                                           2.95
 4/14/2003                                           3.02
 4/15/2003                                           2.96
 4/16/2003                                           2.95
 4/17/2003                                           2.99
 4/18/2003                                             ND
 4/21/2003                                           3.03
 4/22/2003                                           3.01
 4/23/2003                                           3.02
 4/24/2003                                           2.92
 4/25/2003                                           2.88
 4/28/2003                                           2.90
 4/29/2003                                           2.94
 4/30/2003                                           2.85
  5/1/2003                                           2.82
  5/2/2003                                           2.90
  5/5/2003                                           2.87
  5/6/2003                                           2.76
  5/7/2003                                           2.64
  5/8/2003                                           2.62
  5/9/2003                                           2.61
 5/12/2003                                           2.58
 5/13/2003                                           2.58
 5/14/2003                                           2.47
 5/15/2003                                           2.52
 5/16/2003                                           2.43
 5/19/2003                                           2.41
 5/20/2003                                           2.34
 5/21/2003                                           2.37
 5/22/2003                                           2.32
 5/23/2003                                           2.33
 5/26/2003                                             ND
 5/27/2003                                           2.34
 5/28/2003                                           2.35
 5/29/2003                                           2.27
 5/30/2003                                           2.30
  6/2/2003                                           2.37
  6/3/2003                                           2.25
  6/4/2003                                           2.19
  6/5/2003                                           2.25
  6/6/2003                                           2.29
  6/9/2003                                           2.20
 6/10/2003                                           2.12
 6/11/2003                                           2.16
 6/12/2003                                           2.10
 6/13/2003                                           2.08
 6/16/2003                                           2.14
 6/17/2003                                           2.26
 6/18/2003                                           2.34
 6/19/2003                                           2.28
 6/20/2003                                           2.31
 6/23/2003                                           2.24
 6/24/2003                                           2.21
 6/25/2003                                           2.32
 6/26/2003                                           2.49
 6/27/2003                                           2.52
 6/30/2003                                           2.46
  7/1/2003                                           2.48
  7/2/2003                                           2.47
  7/3/2003                                           2.55
  7/4/2003                                             ND
  7/7/2003                                           2.63
  7/8/2003                                           2.65
  7/9/2003                                           2.63
 7/10/2003                                           2.59
 7/11/2003                                           2.52
 7/14/2003                                           2.60
 7/15/2003                                           2.81
 7/16/2003                                           2.87
 7/17/2003                                           2.88
 7/18/2003                                           2.93
 7/21/2003                                           3.10
 7/22/2003                                           3.07
 7/23/2003                                           3.04
 7/24/2003                                           3.08
 7/25/2003                                           3.10
 7/28/2003                                           3.21
 7/29/2003                                           3.33
 7/30/2003                                           3.27
 7/31/2003                                           3.38
  8/1/2003                                           3.37
  8/4/2003                                           3.24
  8/5/2003                                           3.37
  8/6/2003                                           3.25
  8/7/2003                                           3.19
  8/8/2003                                           3.17
 8/11/2003                                           3.26
 8/12/2003                                           3.23
 8/13/2003                                           3.43
 8/14/2003                                           3.42
 8/15/2003                                           3.42
 8/18/2003                                           3.37
 8/19/2003                                           3.27
 8/20/2003                                           3.35
 8/21/2003                                           3.51
 8/22/2003                                           3.47
 8/25/2003                                           3.52
 8/26/2003                                           3.50
 8/27/2003                                           3.55
 8/28/2003                                           3.42
 8/29/2003                                           3.46
  9/1/2003                                             ND
  9/2/2003                                           3.63
  9/3/2003                                           3.61
  9/4/2003                                           3.50
  9/5/2003                                           3.28
  9/8/2003                                           3.32
  9/9/2003                                           3.28
 9/10/2003                                           3.18
 9/11/2003                                           3.24
 9/12/2003                                           3.15
 9/15/2003                                           3.12
 9/16/2003                                           3.12
 9/17/2003                                           3.06
 9/18/2003                                           3.09
 9/19/2003                                           3.11
 9/22/2003                                           3.16
 9/23/2003                                           3.13
 9/24/2003                                           3.07
 9/25/2003                                           3.05
 9/26/2003                                           2.95
 9/29/2003                                           2.98
 9/30/2003                                           2.85
 10/1/2003                                           2.84
 10/2/2003                                           2.90
 10/3/2003                                           3.12
 10/6/2003                                           3.06
 10/7/2003                                           3.15
 10/8/2003                                           3.14
 10/9/2003                                           3.17
10/10/2003                                           3.15
10/13/2003                                             ND
10/14/2003                                           3.23
10/15/2003                                           3.30
10/16/2003                                           3.40
10/17/2003                                           3.33
10/20/2003                                           3.33
10/21/2003                                           3.31
10/22/2003                                           3.21
10/23/2003                                           3.24
10/24/2003                                           3.13
10/27/2003                                           3.21
10/28/2003                                           3.11
10/29/2003                                           3.20
10/30/2003                                           3.29
10/31/2003                                           3.27
 11/3/2003                                           3.34
 11/4/2003                                           3.28
 11/5/2003                                           3.35
 11/6/2003                                           3.43
 11/7/2003                                           3.47
11/10/2003                                           3.49
11/11/2003                                             ND
11/12/2003                                           3.45
11/13/2003                                           3.29
11/14/2003                                           3.19
11/17/2003                                           3.14
11/18/2003                                           3.14
11/19/2003                                           3.22
11/20/2003                                           3.14
11/21/2003                                           3.15
11/24/2003                                           3.24
11/25/2003                                           3.20
11/26/2003                                           3.27
11/27/2003                                             ND
11/28/2003                                           3.38
 12/1/2003                                           3.46
 12/2/2003                                           3.43
 12/3/2003                                           3.46
 12/4/2003                                           3.42
 12/5/2003                                           3.23
 12/8/2003                                           3.28
 12/9/2003                                           3.33
12/10/2003                                           3.28
12/11/2003                                           3.21
12/12/2003                                           3.23
12/15/2003                                           3.26
12/16/2003                                           3.21
12/17/2003                                           3.18
12/18/2003                                           3.17
12/19/2003                                           3.16
12/22/2003                                           3.19
12/23/2003                                           3.30
12/24/2003                                           3.20
12/25/2003                                             ND
12/26/2003                                           3.17
12/29/2003                                           3.23
12/30/2003                                           3.26
12/31/2003                                           3.25
  1/1/2004                                             ND
  1/2/2004                                           3.36
  1/5/2004                                           3.39
  1/6/2004                                           3.26
  1/7/2004                                           3.25
  1/8/2004                                           3.24
  1/9/2004                                           3.05
 1/12/2004                                           3.04
 1/13/2004                                           2.98
 1/14/2004                                           2.96
 1/15/2004                                           2.97
 1/16/2004                                           3.03
 1/19/2004                                             ND
 1/20/2004                                           3.05
 1/21/2004                                           3.02
 1/22/2004                                           2.96
 1/23/2004                                           3.06
 1/26/2004                                           3.13
 1/27/2004                                           3.07
 1/28/2004                                           3.22
 1/29/2004                                           3.22
 1/30/2004                                           3.17
  2/2/2004                                           3.18
  2/3/2004                                           3.12
  2/4/2004                                           3.15
  2/5/2004                                           3.21
  2/6/2004                                           3.12
  2/9/2004                                           3.08
 2/10/2004                                           3.13
 2/11/2004                                           3.03
 2/12/2004                                           3.07
 2/13/2004                                           3.01
 2/16/2004                                             ND
 2/17/2004                                           3.02
 2/18/2004                                           3.03
 2/19/2004                                           3.02
 2/20/2004                                           3.08
 2/23/2004                                           3.03
 2/24/2004                                           3.01
 2/25/2004                                           2.98
 2/26/2004                                           3.01
 2/27/2004                                           3.01
  3/1/2004                                           2.98
  3/2/2004                                           3.04
  3/3/2004                                           3.06
  3/4/2004                                           3.02
  3/5/2004                                           2.81
  3/8/2004                                           2.74
  3/9/2004                                           2.68
 3/10/2004                                           2.71
 3/11/2004                                           2.72
 3/12/2004                                           2.73
 3/15/2004                                           2.74
 3/16/2004                                           2.65
 3/17/2004                                           2.66
 3/18/2004                                           2.72
 3/19/2004                                           2.75
 3/22/2004                                           2.69
 3/23/2004                                           2.69
 3/24/2004                                           2.68
 3/25/2004                                           2.70
 3/26/2004                                           2.81
 3/29/2004                                           2.86
 3/30/2004                                           2.86
 3/31/2004                                           2.80
  4/1/2004                                           2.87
  4/2/2004                                           3.15
  4/5/2004                                           3.24
  4/6/2004                                           3.19
  4/7/2004                                           3.19
  4/8/2004                                           3.22
  4/9/2004                                             ND
 4/12/2004                                           3.26
 4/13/2004                                           3.37
 4/14/2004                                           3.44
 4/15/2004                                           3.45
 4/16/2004                                           3.39
 4/19/2004                                           3.42
 4/20/2004                                           3.45
 4/21/2004                                           3.52
 4/22/2004                                           3.46
 4/23/2004                                           3.58
 4/26/2004                                           3.57
 4/27/2004                                           3.52
 4/28/2004                                           3.60
 4/29/2004                                           3.66
 4/30/2004                                           3.63
  5/3/2004                                           3.63
  5/4/2004                                           3.66
  5/5/2004                                           3.71
  5/6/2004                                           3.72
  5/7/2004                                           3.96
 5/10/2004                                           3.95
 5/11/2004                                           3.94
 5/12/2004                                           3.96
 5/13/2004                                           4.01
 5/14/2004                                           3.92
 5/17/2004                                           3.83
 5/18/2004                                           3.87
 5/19/2004                                           3.93
 5/20/2004                                           3.86
 5/21/2004                                           3.91
 5/24/2004                                           3.90
 5/25/2004                                           3.89
 5/26/2004                                           3.81
 5/27/2004                                           3.74
 5/28/2004                                           3.81
 5/31/2004                                             ND
  6/1/2004                                           3.86
  6/2/2004                                           3.91
  6/3/2004                                           3.89
  6/4/2004                                           3.97
  6/7/2004                                           3.95
  6/8/2004                                           3.96
  6/9/2004                                           4.01
 6/10/2004                                           4.00
 6/11/2004                                             ND
 6/14/2004                                           4.10
 6/15/2004                                           3.90
 6/16/2004                                           3.96
 6/17/2004                                           3.93
 6/18/2004                                           3.94
 6/21/2004                                           3.91
 6/22/2004                                           3.92
 6/23/2004                                           3.90
 6/24/2004                                           3.85
 6/25/2004                                           3.85
 6/28/2004                                           3.97
 6/29/2004                                           3.92
 6/30/2004                                           3.81
  7/1/2004                                           3.74
  7/2/2004                                           3.62
  7/5/2004                                             ND
  7/6/2004                                           3.65
  7/7/2004                                           3.67
  7/8/2004                                           3.65
  7/9/2004                                           3.64
 7/12/2004                                           3.62
 7/13/2004                                           3.66
 7/14/2004                                           3.68
 7/15/2004                                           3.69
 7/16/2004                                           3.56
 7/19/2004                                           3.57
 7/20/2004                                           3.68
 7/21/2004                                           3.72
 7/22/2004                                           3.71
 7/23/2004                                           3.69
 7/26/2004                                           3.73
 7/27/2004                                           3.85
 7/28/2004                                           3.82
 7/29/2004                                           3.80
 7/30/2004                                           3.71
  8/2/2004                                           3.68
  8/3/2004                                           3.67
  8/4/2004                                           3.66
  8/5/2004                                           3.64
  8/6/2004                                           3.40
  8/9/2004                                           3.45
 8/10/2004                                           3.52
 8/11/2004                                           3.51
 8/12/2004                                           3.47
 8/13/2004                                           3.42
 8/16/2004                                           3.45
 8/17/2004                                           3.39
 8/18/2004                                           3.41
 8/19/2004                                           3.39
 8/20/2004                                           3.42
 8/23/2004                                           3.46
 8/24/2004                                           3.46
 8/25/2004                                           3.46
 8/26/2004                                           3.42
 8/27/2004                                           3.43
 8/30/2004                                           3.40
 8/31/2004                                           3.33
  9/1/2004                                           3.32
  9/2/2004                                           3.40
  9/3/2004                                           3.52
  9/6/2004                                             ND
  9/7/2004                                           3.48
  9/8/2004                                           3.40
  9/9/2004                                           3.41
 9/10/2004                                           3.40
 9/13/2004                                           3.38
 9/14/2004                                           3.35
 9/15/2004                                           3.39
 9/16/2004                                           3.29
 9/17/2004                                           3.35
 9/20/2004                                           3.28
 9/21/2004                                           3.28
 9/22/2004                                           3.26
 9/23/2004                                           3.30
 9/24/2004                                           3.33
 9/27/2004                                           3.29
 9/28/2004                                           3.28
 9/29/2004                                           3.37
 9/30/2004                                           3.38
 10/1/2004                                           3.44
 10/4/2004                                           3.44
 10/5/2004                                           3.44
 10/6/2004                                           3.51
 10/7/2004                                           3.53
 10/8/2004                                           3.39
10/11/2004                                             ND
10/12/2004                                           3.35
10/13/2004                                           3.32
10/14/2004                                           3.26
10/15/2004                                           3.31
10/18/2004                                           3.31
10/19/2004                                           3.32
10/20/2004                                           3.26
10/21/2004                                           3.29
10/22/2004                                           3.26
10/25/2004                                           3.25
10/26/2004                                           3.26
10/27/2004                                           3.37
10/28/2004                                           3.34
10/29/2004                                           3.30
 11/1/2004                                           3.36
 11/2/2004                                           3.34
 11/3/2004                                           3.35
 11/4/2004                                           3.37
 11/5/2004                                           3.51
 11/8/2004                                           3.51
 11/9/2004                                           3.53
11/10/2004                                           3.56
11/11/2004                                             ND
11/12/2004                                           3.53
11/15/2004                                           3.53
11/16/2004                                           3.56
11/17/2004                                           3.47
11/18/2004                                           3.48
11/19/2004                                           3.57
11/22/2004                                           3.56
11/23/2004                                           3.58
11/24/2004                                           3.61
11/25/2004                                             ND
11/26/2004                                           3.64
11/29/2004                                           3.72
11/30/2004                                           3.72
 12/1/2004                                           3.72
 12/2/2004                                           3.75
 12/3/2004                                           3.61
 12/6/2004                                           3.59
 12/7/2004                                           3.60
 12/8/2004                                           3.53
 12/9/2004                                           3.54
12/10/2004                                           3.52
12/13/2004                                           3.54
12/14/2004                                           3.53
12/15/2004                                           3.48
12/16/2004                                           3.58
12/17/2004                                           3.59
12/20/2004                                           3.59
12/21/2004                                           3.57
12/22/2004                                           3.57
12/23/2004                                           3.58
12/24/2004                                             ND
12/27/2004                                           3.65
12/28/2004                                           3.66
12/29/2004                                           3.69
12/30/2004                                           3.64
12/31/2004                                           3.63
  1/3/2005                                           3.64
  1/4/2005                                           3.72
  1/5/2005                                           3.73
  1/6/2005                                           3.71
  1/7/2005                                           3.73
 1/10/2005                                           3.75
 1/11/2005                                           3.73
 1/12/2005                                           3.72
 1/13/2005                                           3.68
 1/14/2005                                           3.71
 1/17/2005                                             ND
 1/18/2005                                           3.72
 1/19/2005                                           3.73
 1/20/2005                                           3.68
 1/21/2005                                           3.65
 1/24/2005                                           3.65
 1/25/2005                                           3.71
 1/26/2005                                           3.73
 1/27/2005                                           3.75
 1/28/2005                                           3.69
 1/31/2005                                           3.71
  2/1/2005                                           3.71
  2/2/2005                                           3.73
  2/3/2005                                           3.76
  2/4/2005                                           3.68
  2/7/2005                                           3.67
  2/8/2005                                           3.68
  2/9/2005                                           3.58
 2/10/2005                                           3.65
 2/11/2005                                           3.70
 2/14/2005                                           3.70
 2/15/2005                                           3.71
 2/16/2005                                           3.78
 2/17/2005                                           3.78
 2/18/2005                                           3.86
 2/21/2005                                             ND
 2/22/2005                                           3.88
 2/23/2005                                           3.87
 2/24/2005                                           3.91
 2/25/2005                                           3.91
 2/28/2005                                           4.00
  3/1/2005                                           4.02
  3/2/2005                                           4.00
  3/3/2005                                           4.02
  3/4/2005                                           3.97
  3/7/2005                                           3.99
  3/8/2005                                           4.05
  3/9/2005                                           4.16
 3/10/2005                                           4.13
 3/11/2005                                           4.22
 3/14/2005                                           4.20
 3/15/2005                                           4.22
 3/16/2005                                           4.18
 3/17/2005                                           4.14
 3/18/2005                                           4.18
 3/21/2005                                           4.18
 3/22/2005                                           4.31
 3/23/2005                                           4.30
 3/24/2005                                           4.30
 3/25/2005                                             ND
 3/28/2005                                           4.33
 3/29/2005                                           4.30
 3/30/2005                                           4.26
 3/31/2005                                           4.18
  4/1/2005                                           4.13
  4/4/2005                                           4.13
  4/5/2005                                           4.15
  4/6/2005                                           4.09
  4/7/2005                                           4.13
  4/8/2005                                           4.17
 4/11/2005                                           4.13
 4/12/2005                                           4.05
 4/13/2005                                           4.03
 4/14/2005                                           3.99
 4/15/2005                                           3.90
 4/18/2005                                           3.90
 4/19/2005                                           3.85
 4/20/2005                                           3.86
 4/21/2005                                           3.97
 4/22/2005                                           3.92
 4/25/2005                                           3.94
 4/26/2005                                           3.96
 4/27/2005                                           3.92
 4/28/2005                                           3.85
 4/29/2005                                           3.90
  5/2/2005                                           3.88
  5/3/2005                                           3.90
  5/4/2005                                           3.87
  5/5/2005                                           3.82
  5/6/2005                                           3.95
  5/9/2005                                           3.99
 5/10/2005                                           3.93
 5/11/2005                                           3.91
 5/12/2005                                           3.87
 5/13/2005                                           3.83
 5/16/2005                                           3.83
 5/17/2005                                           3.82
 5/18/2005                                           3.77
 5/19/2005                                           3.84
 5/20/2005                                           3.88
 5/23/2005                                           3.83
 5/24/2005                                           3.78
 5/25/2005                                           3.81
 5/26/2005                                           3.82
 5/27/2005                                           3.82
 5/30/2005                                             ND
 5/31/2005                                           3.76
  6/1/2005                                           3.63
  6/2/2005                                           3.65
  6/3/2005                                           3.73
  6/6/2005                                           3.73
  6/7/2005                                           3.70
  6/8/2005                                           3.73
  6/9/2005                                           3.76
 6/10/2005                                           3.84
 6/13/2005                                           3.87
 6/14/2005                                           3.89
 6/15/2005                                           3.90
 6/16/2005                                           3.87
 6/17/2005                                           3.88
 6/20/2005                                           3.88
 6/21/2005                                           3.84
 6/22/2005                                           3.72
 6/23/2005                                           3.74
 6/24/2005                                           3.69
 6/27/2005                                           3.69
 6/28/2005                                           3.76
 6/29/2005                                           3.77
 6/30/2005                                           3.72
  7/1/2005                                           3.84
  7/4/2005                                             ND
  7/5/2005                                           3.90
  7/6/2005                                           3.86
  7/7/2005                                           3.83
  7/8/2005                                           3.89
 7/11/2005                                           3.91
 7/12/2005                                           3.94
 7/13/2005                                           3.96
 7/14/2005                                           3.98
 7/15/2005                                           3.98
 7/18/2005                                           4.01
 7/19/2005                                           3.99
 7/20/2005                                           3.99
 7/21/2005                                           4.09
 7/22/2005                                           4.04
 7/25/2005                                           4.06
 7/26/2005                                           4.06
 7/27/2005                                           4.09
 7/28/2005                                           4.04
 7/29/2005                                           4.12
  8/1/2005                                           4.16
  8/2/2005                                           4.17
  8/3/2005                                           4.13
  8/4/2005                                           4.15
  8/5/2005                                           4.24
  8/8/2005                                           4.28
  8/9/2005                                           4.25
 8/10/2005                                           4.24
 8/11/2005                                           4.18
 8/12/2005                                           4.11
 8/15/2005                                           4.15
 8/16/2005                                           4.10
 8/17/2005                                           4.15
 8/18/2005                                           4.08
 8/19/2005                                           4.08
 8/22/2005                                           4.08
 8/23/2005                                           4.07
 8/24/2005                                           4.06
 8/25/2005                                           4.06
 8/26/2005                                           4.09
 8/29/2005                                           4.08
 8/30/2005                                           4.03
 8/31/2005                                           3.87
  9/1/2005                                           3.85
  9/2/2005                                           3.85
  9/5/2005                                             ND
  9/6/2005                                           3.89
  9/7/2005                                           3.93
  9/8/2005                                           3.94
  9/9/2005                                           3.94
 9/12/2005                                           3.98
 9/13/2005                                           3.93
 9/14/2005                                           3.96
 9/15/2005                                           3.99
 9/16/2005                                           4.05
 9/19/2005                                           4.02
 9/20/2005                                           4.06
 9/21/2005                                           4.01
 9/22/2005                                           3.99
 9/23/2005                                           4.07
 9/26/2005                                           4.11
 9/27/2005                                           4.13
 9/28/2005                                           4.11
 9/29/2005                                           4.14
 9/30/2005                                           4.18
 10/3/2005                                           4.25
 10/4/2005                                           4.24
 10/5/2005                                           4.23
 10/6/2005                                           4.23
 10/7/2005                                           4.23
10/10/2005                                             ND
10/11/2005                                           4.27
10/12/2005                                           4.32
10/13/2005                                           4.32
10/14/2005                                           4.34
10/17/2005                                           4.36
10/18/2005                                           4.34
10/19/2005                                           4.32
10/20/2005                                           4.33
10/21/2005                                           4.26
10/24/2005                                           4.32
10/25/2005                                           4.41
10/26/2005                                           4.46
10/27/2005                                           4.43
10/28/2005                                           4.46
10/31/2005                                           4.45
 11/1/2005                                           4.47
 11/2/2005                                           4.50
 11/3/2005                                           4.55
 11/4/2005                                           4.56
 11/7/2005                                           4.55
 11/8/2005                                           4.49
 11/9/2005                                           4.55
11/10/2005                                           4.49
11/11/2005                                             ND
11/14/2005                                           4.54
11/15/2005                                           4.51
11/16/2005                                           4.43
11/17/2005                                           4.39
11/18/2005                                           4.43
11/21/2005                                           4.39
11/22/2005                                           4.34
11/23/2005                                           4.38
11/24/2005                                             ND
11/25/2005                                           4.34
11/28/2005                                           4.32
11/29/2005                                           4.40
11/30/2005                                           4.42
 12/1/2005                                           4.45
 12/2/2005                                           4.45
 12/5/2005                                           4.50
 12/6/2005                                           4.42
 12/7/2005                                           4.43
 12/8/2005                                           4.36
 12/9/2005                                           4.44
12/12/2005                                           4.46
12/13/2005                                           4.44
12/14/2005                                           4.36
12/15/2005                                           4.38
12/16/2005                                           4.36
12/19/2005                                           4.37
12/20/2005                                           4.40
12/21/2005                                           4.42
12/22/2005                                           4.38
12/23/2005                                           4.32
12/26/2005                                             ND
12/27/2005                                           4.30
12/28/2005                                           4.32
12/29/2005                                           4.33
12/30/2005                                           4.35
  1/2/2006                                             ND
  1/3/2006                                           4.30
  1/4/2006                                           4.28
  1/5/2006                                           4.29
  1/6/2006                                           4.32
  1/9/2006                                           4.32
 1/10/2006                                           4.36
 1/11/2006                                           4.39
 1/12/2006                                           4.35
 1/13/2006                                           4.28
 1/16/2006                                             ND
 1/17/2006                                           4.27
 1/18/2006                                           4.28
 1/19/2006                                           4.31
 1/20/2006                                           4.31
 1/23/2006                                           4.30
 1/24/2006                                           4.32
 1/25/2006                                           4.41
 1/26/2006                                           4.44
 1/27/2006                                           4.45
 1/30/2006                                           4.46
 1/31/2006                                           4.47
  2/1/2006                                           4.51
  2/2/2006                                           4.51
  2/3/2006                                           4.50
  2/6/2006                                           4.51
  2/7/2006                                           4.52
  2/8/2006                                           4.55
  2/9/2006                                           4.55
 2/10/2006                                           4.59
 2/13/2006                                           4.58
 2/14/2006                                           4.61
 2/15/2006                                           4.60
 2/16/2006                                           4.59
 2/17/2006                                           4.55
 2/20/2006                                             ND
 2/21/2006                                           4.59
 2/22/2006                                           4.57
 2/23/2006                                           4.63
 2/24/2006                                           4.64
 2/27/2006                                           4.66
 2/28/2006                                           4.61
  3/1/2006                                           4.63
  3/2/2006                                           4.68
  3/3/2006                                           4.71
  3/6/2006                                           4.76
  3/7/2006                                           4.76
  3/8/2006                                           4.75
  3/9/2006                                           4.75
 3/10/2006                                           4.77
 3/13/2006                                           4.78
 3/14/2006                                           4.68
 3/15/2006                                           4.69
 3/16/2006                                           4.60
 3/17/2006                                           4.62
 3/20/2006                                           4.61
 3/21/2006                                           4.68
 3/22/2006                                           4.69
 3/23/2006                                           4.73
 3/24/2006                                           4.66
 3/27/2006                                           4.69
 3/28/2006                                           4.79
 3/29/2006                                           4.79
 3/30/2006                                           4.83
 3/31/2006                                           4.82
  4/3/2006                                           4.85
  4/4/2006                                           4.82
  4/5/2006                                           4.79
  4/6/2006                                           4.84
  4/7/2006                                           4.89
 4/10/2006                                           4.89
 4/11/2006                                           4.86
 4/12/2006                                           4.91
 4/13/2006                                           4.97
 4/14/2006                                             ND
 4/17/2006                                           4.93
 4/18/2006                                           4.87
 4/19/2006                                           4.91
 4/20/2006                                           4.92
 4/21/2006                                           4.92
 4/24/2006                                           4.90
 4/25/2006                                           4.98
 4/26/2006                                           5.02
 4/27/2006                                           4.95
 4/28/2006                                           4.92
  5/1/2006                                           4.99
  5/2/2006                                           4.98
  5/3/2006                                           5.01
  5/4/2006                                           5.03
  5/5/2006                                           4.99
  5/8/2006                                           5.01
  5/9/2006                                           5.01
 5/10/2006                                           5.03
 5/11/2006                                           5.04
 5/12/2006                                           5.08
 5/15/2006                                           5.04
 5/16/2006                                           4.99
 5/17/2006                                           5.03
 5/18/2006                                           4.96
 5/19/2006                                           4.96
 5/22/2006                                           4.94
 5/23/2006                                           4.98
 5/24/2006                                           4.93
 5/25/2006                                           4.97
 5/26/2006                                           4.95
 5/29/2006                                             ND
 5/30/2006                                           4.99
 5/31/2006                                           5.04
  6/1/2006                                           5.03
  6/2/2006                                           4.90
  6/5/2006                                           4.95
  6/6/2006                                           4.95
  6/7/2006                                           4.97
  6/8/2006                                           4.95
  6/9/2006                                           4.95
 6/12/2006                                           4.95
 6/13/2006                                           4.93
 6/14/2006                                           5.03
 6/15/2006                                           5.08
 6/16/2006                                           5.10
 6/19/2006                                           5.12
 6/20/2006                                           5.13
 6/21/2006                                           5.14
 6/22/2006                                           5.18
 6/23/2006                                           5.21
 6/26/2006                                           5.22
 6/27/2006                                           5.19
 6/28/2006                                           5.23
 6/29/2006                                           5.17
 6/30/2006                                           5.10
  7/3/2006                                           5.11
  7/4/2006                                             ND
  7/5/2006                                           5.19
  7/6/2006                                           5.15
  7/7/2006                                           5.10
 7/10/2006                                           5.10
 7/11/2006                                           5.07
 7/12/2006                                           5.08
 7/13/2006                                           5.04
 7/14/2006                                           5.02
 7/17/2006                                           5.04
 7/18/2006                                           5.10
 7/19/2006                                           5.02
 7/20/2006                                           4.98
 7/21/2006                                           4.99
 7/24/2006                                           4.99
 7/25/2006                                           5.02
 7/26/2006                                           4.99
 7/27/2006                                           4.98
 7/28/2006                                           4.92
 7/31/2006                                           4.91
  8/1/2006                                           4.90
  8/2/2006                                           4.88
  8/3/2006                                           4.90
  8/4/2006                                           4.84
  8/7/2006                                           4.86
  8/8/2006                                           4.85
  8/9/2006                                           4.86
 8/10/2006                                           4.86
 8/11/2006                                           4.91
 8/14/2006                                           4.95
 8/15/2006                                           4.88
 8/16/2006                                           4.81
 8/17/2006                                           4.82
 8/18/2006                                           4.78
 8/21/2006                                           4.77
 8/22/2006                                           4.77
 8/23/2006                                           4.77
 8/24/2006                                           4.78
 8/25/2006                                           4.76
 8/28/2006                                           4.77
 8/29/2006                                           4.77
 8/30/2006                                           4.72
 8/31/2006                                           4.70
  9/1/2006                                           4.68
  9/4/2006                                             ND
  9/5/2006                                           4.73
  9/6/2006                                           4.75
  9/7/2006                                           4.74
  9/8/2006                                           4.71
 9/11/2006                                           4.74
 9/12/2006                                           4.71
 9/13/2006                                           4.70
 9/14/2006                                           4.74
 9/15/2006                                           4.76
 9/18/2006                                           4.77
 9/19/2006                                           4.69
 9/20/2006                                           4.70
 9/21/2006                                           4.60
 9/22/2006                                           4.55
 9/25/2006                                           4.51
 9/26/2006                                           4.55
 9/27/2006                                           4.56
 9/28/2006                                           4.57
 9/29/2006                                           4.59
 10/2/2006                                           4.56
 10/3/2006                                           4.56
 10/4/2006                                           4.50
 10/5/2006                                           4.55
 10/6/2006                                           4.64
 10/9/2006                                             ND
10/10/2006                                           4.71
10/11/2006                                           4.75
10/12/2006                                           4.74
10/13/2006                                           4.77
10/16/2006                                           4.76
10/17/2006                                           4.73
10/18/2006                                           4.74
10/19/2006                                           4.75
10/20/2006                                           4.76
10/23/2006                                           4.80
10/24/2006                                           4.81
10/25/2006                                           4.75
10/26/2006                                           4.69
10/27/2006                                           4.64
10/30/2006                                           4.64
10/31/2006                                           4.57
 11/1/2006                                           4.52
 11/2/2006                                           4.55
 11/3/2006                                           4.70
 11/6/2006                                           4.69
 11/7/2006                                           4.63
 11/8/2006                                           4.61
 11/9/2006                                           4.60
11/10/2006                                           4.57
11/13/2006                                           4.60
11/14/2006                                           4.57
11/15/2006                                           4.62
11/16/2006                                           4.67
11/17/2006                                           4.60
11/20/2006                                           4.60
11/21/2006                                           4.58
11/22/2006                                           4.57
11/23/2006                                             ND
11/24/2006                                           4.55
11/27/2006                                           4.54
11/28/2006                                           4.50
11/29/2006                                           4.51
11/30/2006                                           4.45
 12/1/2006                                           4.39
 12/4/2006                                           4.39
 12/5/2006                                           4.39
 12/6/2006                                           4.44
 12/7/2006                                           4.45
 12/8/2006                                           4.53
12/11/2006                                           4.50
12/12/2006                                           4.45
12/13/2006                                           4.54
12/14/2006                                           4.58
12/15/2006                                           4.57
12/18/2006                                           4.57
12/19/2006                                           4.57
12/20/2006                                           4.57
12/21/2006                                           4.52
12/22/2006                                           4.59
12/25/2006                                             ND
12/26/2006                                           4.58
12/27/2006                                           4.64
12/28/2006                                           4.69
12/29/2006                                           4.70
  1/1/2007                                             ND
  1/2/2007                                           4.68
  1/3/2007                                           4.66
  1/4/2007                                           4.61
  1/5/2007                                           4.65
  1/8/2007                                           4.66
  1/9/2007                                           4.65
 1/10/2007                                           4.68
 1/11/2007                                           4.73
 1/12/2007                                           4.76
 1/15/2007                                             ND
 1/16/2007                                           4.74
 1/17/2007                                           4.78
 1/18/2007                                           4.75
 1/19/2007                                           4.78
 1/22/2007                                           4.77
 1/23/2007                                           4.81
 1/24/2007                                           4.81
 1/25/2007                                           4.85
 1/26/2007                                           4.87
 1/29/2007                                           4.89
 1/30/2007                                           4.86
 1/31/2007                                           4.82
  2/1/2007                                           4.84
  2/2/2007                                           4.82
  2/5/2007                                           4.80
  2/6/2007                                           4.76
  2/7/2007                                           4.74
  2/8/2007                                           4.73
  2/9/2007                                           4.78
 2/12/2007                                           4.80
 2/13/2007                                           4.81
 2/14/2007                                           4.72
 2/15/2007                                           4.68
 2/16/2007                                           4.68
 2/19/2007                                             ND
 2/20/2007                                           4.67
 2/21/2007                                           4.68
 2/22/2007                                           4.72
 2/23/2007                                           4.67
 2/26/2007                                           4.62
 2/27/2007                                           4.46
 2/28/2007                                           4.52
  3/1/2007                                           4.50
  3/2/2007                                           4.46
  3/5/2007                                           4.45
  3/6/2007                                           4.48
  3/7/2007                                           4.45
  3/8/2007                                           4.45
  3/9/2007                                           4.55
 3/12/2007                                           4.50
 3/13/2007                                           4.41
 3/14/2007                                           4.44
 3/15/2007                                           4.46
 3/16/2007                                           4.47
 3/19/2007                                           4.50
 3/20/2007                                           4.47
 3/21/2007                                           4.43
 3/22/2007                                           4.49
 3/23/2007                                           4.52
 3/26/2007                                           4.48
 3/27/2007                                           4.50
 3/28/2007                                           4.50
 3/29/2007                                           4.53
 3/30/2007                                           4.54
  4/2/2007                                           4.54
  4/3/2007                                           4.56
  4/4/2007                                           4.55
  4/5/2007                                           4.57
  4/6/2007                                           4.67
  4/9/2007                                           4.66
 4/10/2007                                           4.63
 4/11/2007                                           4.66
 4/12/2007                                           4.66
 4/13/2007                                           4.68
 4/16/2007                                           4.67
 4/17/2007                                           4.61
 4/18/2007                                           4.56
 4/19/2007                                           4.57
 4/20/2007                                           4.57
 4/23/2007                                           4.55
 4/24/2007                                           4.51
 4/25/2007                                           4.55
 4/26/2007                                           4.59
 4/27/2007                                           4.59
 4/30/2007                                           4.51
  5/1/2007                                           4.54
  5/2/2007                                           4.55
  5/3/2007                                           4.59
  5/4/2007                                           4.55
  5/7/2007                                           4.55
  5/8/2007                                           4.54
  5/9/2007                                           4.58
 5/10/2007                                           4.56
 5/11/2007                                           4.58
 5/14/2007                                           4.61
 5/15/2007                                           4.63
 5/16/2007                                           4.62
 5/17/2007                                           4.68
 5/18/2007                                           4.74
 5/21/2007                                           4.71
 5/22/2007                                           4.76
 5/23/2007                                           4.79
 5/24/2007                                           4.79
 5/25/2007                                           4.80
 5/28/2007                                             ND
 5/29/2007                                           4.82
 5/30/2007                                           4.83
 5/31/2007                                           4.86
  6/1/2007                                           4.92
  6/4/2007                                           4.91
  6/5/2007                                           4.96
  6/6/2007                                           4.94
  6/7/2007                                           5.05
  6/8/2007                                           5.06
 6/11/2007                                           5.07
 6/12/2007                                           5.18
 6/13/2007                                           5.13
 6/14/2007                                           5.16
 6/15/2007                                           5.10
 6/18/2007                                           5.07
 6/19/2007                                           5.00
 6/20/2007                                           5.05
 6/21/2007                                           5.06
 6/22/2007                                           5.02
 6/25/2007                                           4.97
 6/26/2007                                           4.99
 6/27/2007                                           4.97
 6/28/2007                                           5.02
 6/29/2007                                           4.92
  7/2/2007                                           4.90
  7/3/2007                                           4.95
  7/4/2007                                             ND
  7/5/2007                                           5.05
  7/6/2007                                           5.10
  7/9/2007                                           5.07
 7/10/2007                                           4.93
 7/11/2007                                           4.98
 7/12/2007                                           5.03
 7/13/2007                                           5.01
 7/16/2007                                           4.95
 7/17/2007                                           4.98
 7/18/2007                                           4.91
 7/19/2007                                           4.94
 7/20/2007                                           4.85
 7/23/2007                                           4.86
 7/24/2007                                           4.82
 7/25/2007                                           4.80
 7/26/2007                                           4.61
 7/27/2007                                           4.60
 7/30/2007                                           4.64
 7/31/2007                                           4.60
  8/1/2007                                           4.60
  8/2/2007                                           4.62
  8/3/2007                                           4.52
  8/6/2007                                           4.52
  8/7/2007                                           4.60
  8/8/2007                                           4.69
  8/9/2007                                           4.58
 8/10/2007                                           4.59
 8/13/2007                                           4.57
 8/14/2007                                           4.51
 8/15/2007                                           4.41
 8/16/2007                                           4.26
 8/17/2007                                           4.35
 8/20/2007                                           4.32
 8/21/2007                                           4.27
 8/22/2007                                           4.34
 8/23/2007                                           4.36
 8/24/2007                                           4.42
 8/27/2007                                           4.39
 8/28/2007                                           4.25
 8/29/2007                                           4.31
 8/30/2007                                           4.21
 8/31/2007                                           4.25
  9/3/2007                                             ND
  9/4/2007                                           4.26
  9/5/2007                                           4.16
  9/6/2007                                           4.20
  9/7/2007                                           4.03
 9/10/2007                                           4.00
 9/11/2007                                           4.07
 9/12/2007                                           4.11
 9/13/2007                                           4.22
 9/14/2007                                           4.18
 9/17/2007                                           4.21
 9/18/2007                                           4.19
 9/19/2007                                           4.20
 9/20/2007                                           4.35
 9/21/2007                                           4.31
 9/24/2007                                           4.31
 9/25/2007                                           4.26
 9/26/2007                                           4.27
 9/27/2007                                           4.22
 9/28/2007                                           4.23
 10/1/2007                                           4.24
 10/2/2007                                           4.20
 10/3/2007                                           4.24
 10/4/2007                                           4.22
 10/5/2007                                           4.33
 10/8/2007                                             ND
 10/9/2007                                           4.38
10/10/2007                                           4.37
10/11/2007                                           4.36
10/12/2007                                           4.42
10/15/2007                                           4.40
10/16/2007                                           4.34
10/17/2007                                           4.22
10/18/2007                                           4.17
10/19/2007                                           4.03
10/22/2007                                           4.08
10/23/2007                                           4.06
10/24/2007                                           3.99
10/25/2007                                           4.01
10/26/2007                                           4.04
10/29/2007                                           4.04
10/30/2007                                           4.06
10/31/2007                                           4.16
 11/1/2007                                           4.02
 11/2/2007                                           3.93
 11/5/2007                                           3.96
 11/6/2007                                           3.99
 11/7/2007                                           3.92
 11/8/2007                                           3.81
 11/9/2007                                           3.77
11/12/2007                                             ND
11/13/2007                                           3.84
11/14/2007                                           3.86
11/15/2007                                           3.71
11/16/2007                                           3.68
11/19/2007                                           3.57
11/20/2007                                           3.52
11/21/2007                                           3.40
11/22/2007                                             ND
11/23/2007                                           3.42
11/26/2007                                           3.23
11/27/2007                                           3.38
11/28/2007                                           3.50
11/29/2007                                           3.42
11/30/2007                                           3.41
 12/3/2007                                           3.28
 12/4/2007                                           3.28
 12/5/2007                                           3.28
 12/6/2007                                           3.39
 12/7/2007                                           3.51
12/10/2007                                           3.54
12/11/2007                                           3.32
12/12/2007                                           3.41
12/13/2007                                           3.54
12/14/2007                                           3.63
12/17/2007                                           3.57
12/18/2007                                           3.53
12/19/2007                                           3.46
12/20/2007                                           3.45
12/21/2007                                           3.58
12/24/2007                                           3.65
12/25/2007                                             ND
12/26/2007                                           3.72
12/27/2007                                           3.64
12/28/2007                                           3.52
12/31/2007                                           3.45
  1/1/2008                                             ND
  1/2/2008                                           3.28
  1/3/2008                                           3.26
  1/4/2008                                           3.18
  1/7/2008                                           3.16
  1/8/2008                                           3.16
  1/9/2008                                           3.10
 1/10/2008                                           3.16
 1/11/2008                                           3.06
 1/14/2008                                           3.08
 1/15/2008                                           3.00
 1/16/2008                                           3.00
 1/17/2008                                           2.90
 1/18/2008                                           2.86
 1/21/2008                                             ND
 1/22/2008                                           2.64
 1/23/2008                                           2.64
 1/24/2008                                           2.85
 1/25/2008                                           2.81
 1/28/2008                                           2.80
 1/29/2008                                           2.87
 1/30/2008                                           2.96
 1/31/2008                                           2.82
  2/1/2008                                           2.75
  2/4/2008                                           2.78
  2/5/2008                                           2.66
  2/6/2008                                           2.67
  2/7/2008                                           2.79
  2/8/2008                                           2.69
 2/11/2008                                           2.67
 2/12/2008                                           2.71
 2/13/2008                                           2.71
 2/14/2008                                           2.81
 2/15/2008                                           2.76
 2/18/2008                                             ND
 2/19/2008                                           2.93
 2/20/2008                                           3.02
 2/21/2008                                           2.80
 2/22/2008                                           2.81
 2/25/2008                                           2.98
 2/26/2008                                           2.92
 2/27/2008                                           2.89
 2/28/2008                                           2.73
 2/29/2008                                           2.50
  3/3/2008                                           2.48
  3/4/2008                                           2.53
  3/5/2008                                           2.59
  3/6/2008                                           2.50
  3/7/2008                                           2.45
 3/10/2008                                           2.37
 3/11/2008                                           2.61
 3/12/2008                                           2.49
 3/13/2008                                           2.53
 3/14/2008                                           2.37
 3/17/2008                                           2.23
 3/18/2008                                           2.42
 3/19/2008                                           2.36
 3/20/2008                                           2.36
 3/21/2008                                             ND
 3/24/2008                                           2.64
 3/25/2008                                           2.61
 3/26/2008                                           2.55
 3/27/2008                                           2.61
 3/28/2008                                           2.51
 3/31/2008                                           2.46
  4/1/2008                                           2.65
  4/2/2008                                           2.72
  4/3/2008                                           2.75
  4/4/2008                                           2.63
  4/7/2008                                           2.75
  4/8/2008                                           2.72
  4/9/2008                                           2.59
 4/10/2008                                           2.66
 4/11/2008                                           2.57
 4/14/2008                                           2.60
 4/15/2008                                           2.68
 4/16/2008                                           2.82
 4/17/2008                                           2.90
 4/18/2008                                           2.95
 4/21/2008                                           2.95
 4/22/2008                                           2.96
 4/23/2008                                           2.98
 4/24/2008                                           3.15
 4/25/2008                                           3.20
 4/28/2008                                           3.14
 4/29/2008                                           3.11
 4/30/2008                                           3.03
  5/1/2008                                           3.06
  5/2/2008                                           3.18
  5/5/2008                                           3.14
  5/6/2008                                           3.15
  5/7/2008                                           3.09
  5/8/2008                                           2.99
  5/9/2008                                           2.98
 5/12/2008                                           3.00
 5/13/2008                                           3.17
 5/14/2008                                           3.22
 5/15/2008                                           3.10
 5/16/2008                                           3.12
 5/19/2008                                           3.09
 5/20/2008                                           3.02
 5/21/2008                                           3.09
 5/22/2008                                           3.24
 5/23/2008                                           3.15
 5/26/2008                                             ND
 5/27/2008                                           3.25
 5/28/2008                                           3.36
 5/29/2008                                           3.41
 5/30/2008                                           3.41
  6/2/2008                                           3.28
  6/3/2008                                           3.21
  6/4/2008                                           3.26
  6/5/2008                                           3.34
  6/6/2008                                           3.20
  6/9/2008                                           3.41
 6/10/2008                                           3.54
 6/11/2008                                           3.49
 6/12/2008                                           3.68
 6/13/2008                                           3.73
 6/16/2008                                           3.73
 6/17/2008                                           3.66
 6/18/2008                                           3.57
 6/19/2008                                           3.67
 6/20/2008                                           3.57
 6/23/2008                                           3.65
 6/24/2008                                           3.52
 6/25/2008                                           3.54
 6/26/2008                                           3.44
 6/27/2008                                           3.36
 6/30/2008                                           3.34
  7/1/2008                                           3.33
  7/2/2008                                           3.31
  7/3/2008                                           3.28
  7/4/2008                                             ND
  7/7/2008                                           3.23
  7/8/2008                                           3.19
  7/9/2008                                           3.11
 7/10/2008                                           3.10
 7/11/2008                                           3.27
 7/14/2008                                           3.20
 7/15/2008                                           3.12
 7/16/2008                                           3.20
 7/17/2008                                           3.35
 7/18/2008                                           3.42
 7/21/2008                                           3.41
 7/22/2008                                           3.48
 7/23/2008                                           3.51
 7/24/2008                                           3.37
 7/25/2008                                           3.45
 7/28/2008                                           3.34
 7/29/2008                                           3.39
 7/30/2008                                           3.36
 7/31/2008                                           3.25
  8/1/2008                                           3.23
  8/4/2008                                           3.23
  8/5/2008                                           3.28
  8/6/2008                                           3.30
  8/7/2008                                           3.16
  8/8/2008                                           3.21
 8/11/2008                                           3.27
 8/12/2008                                           3.16
 8/13/2008                                           3.21
 8/14/2008                                           3.15
 8/15/2008                                           3.11
 8/18/2008                                           3.07
 8/19/2008                                           3.07
 8/20/2008                                           3.00
 8/21/2008                                           3.08
 8/22/2008                                           3.14
 8/25/2008                                           3.04
 8/26/2008                                           3.06
 8/27/2008                                           3.02
 8/28/2008                                           3.09
 8/29/2008                                           3.10
  9/1/2008                                             ND
  9/2/2008                                           3.00
  9/3/2008                                           2.95
  9/4/2008                                           2.87
  9/5/2008                                           2.91
  9/8/2008                                           2.96
  9/9/2008                                           2.90
 9/10/2008                                           2.91
 9/11/2008                                           2.87
 9/12/2008                                           2.97
 9/15/2008                                           2.59
 9/16/2008                                           2.64
 9/17/2008                                           2.52
 9/18/2008                                           2.67
 9/19/2008                                           3.01
 9/22/2008                                           3.04
 9/23/2008                                           3.03
 9/24/2008                                           2.91
 9/25/2008                                           3.09
 9/26/2008                                           3.05
 9/29/2008                                           2.70
 9/30/2008                                           2.98
 10/1/2008                                           2.87
 10/2/2008                                           2.68
 10/3/2008                                           2.64
 10/6/2008                                           2.45
 10/7/2008                                           2.45
 10/8/2008                                           2.70
 10/9/2008                                           2.79
10/10/2008                                           2.77
10/13/2008                                             ND
10/14/2008                                           3.01
10/15/2008                                           2.90
10/16/2008                                           2.84
10/17/2008                                           2.83
10/20/2008                                           2.82
10/21/2008                                           2.63
10/22/2008                                           2.56
10/23/2008                                           2.57
10/24/2008                                           2.64
10/27/2008                                           2.67
10/28/2008                                           2.75
10/29/2008                                           2.77
10/30/2008                                           2.84
10/31/2008                                           2.80
 11/3/2008                                           2.71
 11/4/2008                                           2.56
 11/5/2008                                           2.50
 11/6/2008                                           2.46
 11/7/2008                                           2.56
11/10/2008                                           2.51
11/11/2008                                             ND
11/12/2008                                           2.37
11/13/2008                                           2.43
11/14/2008                                           2.33
11/17/2008                                           2.32
11/18/2008                                           2.22
11/19/2008                                           2.08
11/20/2008                                           1.94
11/21/2008                                           2.02
11/24/2008                                           2.24
11/25/2008                                           2.06
11/26/2008                                           2.01
11/27/2008                                             ND
11/28/2008                                           1.93
 12/1/2008                                           1.71
 12/2/2008                                           1.65
 12/3/2008                                           1.60
 12/4/2008                                           1.51
 12/5/2008                                           1.67
 12/8/2008                                           1.76
 12/9/2008                                           1.61
12/10/2008                                           1.62
12/11/2008                                           1.55
12/12/2008                                           1.55
12/15/2008                                           1.50
12/16/2008                                           1.34
12/17/2008                                           1.35
12/18/2008                                           1.26
12/19/2008                                           1.35
12/22/2008                                           1.40
12/23/2008                                           1.53
12/24/2008                                           1.54
12/25/2008                                             ND
12/26/2008                                           1.51
12/29/2008                                           1.45
12/30/2008                                           1.47
12/31/2008                                           1.55
  1/1/2009                                             ND
  1/2/2009                                           1.72
  1/5/2009                                           1.67
  1/6/2009                                           1.68
  1/7/2009                                           1.66
  1/8/2009                                           1.60
  1/9/2009                                           1.51
 1/12/2009                                           1.45
 1/13/2009                                           1.44
 1/14/2009                                           1.36
 1/15/2009                                           1.36
 1/16/2009                                           1.47
 1/19/2009                                             ND
 1/20/2009                                           1.48
 1/21/2009                                           1.60
 1/22/2009                                           1.61
 1/23/2009                                           1.64
 1/26/2009                                           1.67
 1/27/2009                                           1.59
 1/28/2009                                           1.70
 1/29/2009                                           1.87
 1/30/2009                                           1.85
  2/2/2009                                           1.75
  2/3/2009                                           1.88
  2/4/2009                                           1.91
  2/5/2009                                           1.89
  2/6/2009                                           1.97
  2/9/2009                                           1.99
 2/10/2009                                           1.79
 2/11/2009                                           1.76
 2/12/2009                                           1.73
 2/13/2009                                           1.88
 2/16/2009                                             ND
 2/17/2009                                           1.65
 2/18/2009                                           1.81
 2/19/2009                                           1.89
 2/20/2009                                           1.81
 2/23/2009                                           1.84
 2/24/2009                                           1.89
 2/25/2009                                           2.06
 2/26/2009                                           2.07
 2/27/2009                                           1.99
  3/2/2009                                           1.86
  3/3/2009                                           1.87
  3/4/2009                                           1.97
  3/5/2009                                           1.82
  3/6/2009                                           1.83
  3/9/2009                                           1.90
 3/10/2009                                           1.99
 3/11/2009                                           1.96
 3/12/2009                                           1.92
 3/13/2009                                           1.87
 3/16/2009                                           1.91
 3/17/2009                                           2.00
 3/18/2009                                           1.54
 3/19/2009                                           1.64
 3/20/2009                                           1.66
 3/23/2009                                           1.69
 3/24/2009                                           1.70
 3/25/2009                                           1.84
 3/26/2009                                           1.80
 3/27/2009                                           1.79
 3/30/2009                                           1.72
 3/31/2009                                           1.67
  4/1/2009                                           1.65
  4/2/2009                                           1.74
  4/3/2009                                           1.87
  4/6/2009                                           1.90
  4/7/2009                                           1.87
  4/8/2009                                           1.83
  4/9/2009                                           1.90
 4/10/2009                                             ND
 4/13/2009                                           1.81
 4/14/2009                                           1.71
 4/15/2009                                           1.71
 4/16/2009                                           1.79
 4/17/2009                                           1.91
 4/20/2009                                           1.82
 4/21/2009                                           1.87
 4/22/2009                                           1.92
 4/23/2009                                           1.89
 4/24/2009                                           1.96
 4/27/2009                                           1.87
 4/28/2009                                           1.97
 4/29/2009                                           2.01
 4/30/2009                                           2.02
  5/1/2009                                           2.03
  5/4/2009                                           2.03
  5/5/2009                                           2.05
  5/6/2009                                           2.06
  5/7/2009                                           2.15
  5/8/2009                                           2.15
 5/11/2009                                           2.04
 5/12/2009                                           2.02
 5/13/2009                                           1.98
 5/14/2009                                           1.98
 5/15/2009                                           2.01
 5/18/2009                                           2.09
 5/19/2009                                           2.12
 5/20/2009                                           2.05
 5/21/2009                                           2.16
 5/22/2009                                           2.23
 5/25/2009                                             ND
 5/26/2009                                           2.30
 5/27/2009                                           2.43
 5/28/2009                                           2.46
 5/29/2009                                           2.34
  6/1/2009                                           2.55
  6/2/2009                                           2.52
  6/3/2009                                           2.43
  6/4/2009                                           2.56
  6/5/2009                                           2.85
  6/8/2009                                           2.95
  6/9/2009                                           2.86
 6/10/2009                                           2.93
 6/11/2009                                           2.87
 6/12/2009                                           2.81
 6/15/2009                                           2.75
 6/16/2009                                           2.70
 6/17/2009                                           2.69
 6/18/2009                                           2.86
 6/19/2009                                           2.82
 6/22/2009                                           2.75
 6/23/2009                                           2.71
 6/24/2009                                           2.74
 6/25/2009                                           2.58
 6/26/2009                                           2.53
 6/29/2009                                           2.53
 6/30/2009                                           2.54
  7/1/2009                                           2.51
  7/2/2009                                           2.43
  7/3/2009                                             ND
  7/6/2009                                           2.40
  7/7/2009                                           2.36
  7/8/2009                                           2.23
  7/9/2009                                           2.33
 7/10/2009                                           2.22
 7/13/2009                                           2.27
 7/14/2009                                           2.37
 7/15/2009                                           2.52
 7/16/2009                                           2.46
 7/17/2009                                           2.52
 7/20/2009                                           2.46
 7/21/2009                                           2.36
 7/22/2009                                           2.43
 7/23/2009                                           2.60
 7/24/2009                                           2.57
 7/27/2009                                           2.63
 7/28/2009                                           2.63
 7/29/2009                                           2.69
 7/30/2009                                           2.66
 7/31/2009                                           2.53
  8/3/2009                                           2.66
  8/4/2009                                           2.68
  8/5/2009                                           2.73
  8/6/2009                                           2.73
  8/7/2009                                           2.84
 8/10/2009                                           2.75
 8/11/2009                                           2.69
 8/12/2009                                           2.70
 8/13/2009                                           2.58
 8/14/2009                                           2.51
 8/17/2009                                           2.43
 8/18/2009                                           2.48
 8/19/2009                                           2.43
 8/20/2009                                           2.43
 8/21/2009                                           2.58
 8/24/2009                                           2.50
 8/25/2009                                           2.48
 8/26/2009                                           2.46
 8/27/2009                                           2.48
 8/28/2009                                           2.46
 8/31/2009                                           2.39
  9/1/2009                                           2.33
  9/2/2009                                           2.26
  9/3/2009                                           2.29
  9/4/2009                                           2.36
  9/7/2009                                             ND
  9/8/2009                                           2.38
  9/9/2009                                           2.38
 9/10/2009                                           2.29
 9/11/2009                                           2.29
 9/14/2009                                           2.37
 9/15/2009                                           2.41
 9/16/2009                                           2.46
 9/17/2009                                           2.41
 9/18/2009                                           2.49
 9/21/2009                                           2.47
 9/22/2009                                           2.45
 9/23/2009                                           2.40
 9/24/2009                                           2.37
 9/25/2009                                           2.36
 9/28/2009                                           2.33
 9/29/2009                                           2.34
 9/30/2009                                           2.31
 10/1/2009                                           2.20
 10/2/2009                                           2.22
 10/5/2009                                           2.21
 10/6/2009                                           2.25
 10/7/2009                                           2.16
 10/8/2009                                           2.22
 10/9/2009                                           2.36
10/12/2009                                             ND
10/13/2009                                           2.28
10/14/2009                                           2.36
10/15/2009                                           2.41
10/16/2009                                           2.37
10/19/2009                                           2.36
10/20/2009                                           2.30
10/21/2009                                           2.38
10/22/2009                                           2.39
10/23/2009                                           2.46
10/26/2009                                           2.53
10/27/2009                                           2.41
10/28/2009                                           2.37
10/29/2009                                           2.44
10/30/2009                                           2.31
 11/2/2009                                           2.33
 11/3/2009                                           2.36
 11/4/2009                                           2.39
 11/5/2009                                           2.35
 11/6/2009                                           2.30
 11/9/2009                                           2.31
11/10/2009                                           2.31
11/11/2009                                             ND
11/12/2009                                           2.28
11/13/2009                                           2.28
11/16/2009                                           2.19
11/17/2009                                           2.19
11/18/2009                                           2.21
11/19/2009                                           2.18
11/20/2009                                           2.20
11/23/2009                                           2.20
11/24/2009                                           2.15
11/25/2009                                           2.11
11/26/2009                                             ND
11/27/2009                                           2.03
11/30/2009                                           2.01
 12/1/2009                                           2.03
 12/2/2009                                           2.09
 12/3/2009                                           2.14
 12/4/2009                                           2.24
 12/7/2009                                           2.19
 12/8/2009                                           2.12
 12/9/2009                                           2.15
12/10/2009                                           2.19
12/11/2009                                           2.26
12/14/2009                                           2.30
12/15/2009                                           2.35
12/16/2009                                           2.35
12/17/2009                                           2.24
12/18/2009                                           2.30
12/21/2009                                           2.43
12/22/2009                                           2.49
12/23/2009                                           2.51
12/24/2009                                           2.57
12/25/2009                                             ND
12/28/2009                                           2.62
12/29/2009                                           2.62
12/30/2009                                           2.61
12/31/2009                                           2.69
  1/1/2010                                             ND
  1/4/2010                                           2.65
  1/5/2010                                           2.56
  1/6/2010                                           2.60
  1/7/2010                                           2.62
  1/8/2010                                           2.57
 1/11/2010                                           2.58
 1/12/2010                                           2.49
 1/13/2010                                           2.55
 1/14/2010                                           2.51
 1/15/2010                                           2.44
 1/18/2010                                             ND
 1/19/2010                                           2.48
 1/20/2010                                           2.45
 1/21/2010                                           2.38
 1/22/2010                                           2.37
 1/25/2010                                           2.39
 1/26/2010                                           2.38
 1/27/2010                                           2.43
 1/28/2010                                           2.41
 1/29/2010                                           2.34
  2/1/2010                                           2.38
  2/2/2010                                           2.37
  2/3/2010                                           2.40
  2/4/2010                                           2.29
  2/5/2010                                           2.23
  2/8/2010                                           2.26
  2/9/2010                                           2.32
 2/10/2010                                           2.39
 2/11/2010                                           2.39
 2/12/2010                                           2.35
 2/15/2010                                             ND
 2/16/2010                                           2.32
 2/17/2010                                           2.40
 2/18/2010                                           2.46
 2/19/2010                                           2.48
 2/22/2010                                           2.47
 2/23/2010                                           2.37
 2/24/2010                                           2.40
 2/25/2010                                           2.33
 2/26/2010                                           2.30
  3/1/2010                                           2.28
  3/2/2010                                           2.27
  3/3/2010                                           2.27
  3/4/2010                                           2.28
  3/5/2010                                           2.35
  3/8/2010                                           2.36
  3/9/2010                                           2.34
 3/10/2010                                           2.39
 3/11/2010                                           2.43
 3/12/2010                                           2.42
 3/15/2010                                           2.42
 3/16/2010                                           2.37
 3/17/2010                                           2.38
 3/18/2010                                           2.44
 3/19/2010                                           2.48
 3/22/2010                                           2.43
 3/23/2010                                           2.44
 3/24/2010                                           2.62
 3/25/2010                                           2.65
 3/26/2010                                           2.59
 3/29/2010                                           2.60
 3/30/2010                                           2.60
 3/31/2010                                           2.55
  4/1/2010                                           2.59
  4/2/2010                                           2.67
  4/5/2010                                           2.75
  4/6/2010                                           2.71
  4/7/2010                                           2.62
  4/8/2010                                           2.64
  4/9/2010                                           2.65
 4/12/2010                                           2.60
 4/13/2010                                           2.58
 4/14/2010                                           2.61
 4/15/2010                                           2.57
 4/16/2010                                           2.49
 4/19/2010                                           2.54
 4/20/2010                                           2.56
 4/21/2010                                           2.52
 4/22/2010                                           2.57
 4/23/2010                                           2.61
 4/26/2010                                           2.60
 4/27/2010                                           2.46
 4/28/2010                                           2.53
 4/29/2010                                           2.49
 4/30/2010                                           2.43
  5/3/2010                                           2.47
  5/4/2010                                           2.38
  5/5/2010                                           2.31
  5/6/2010                                           2.13
  5/7/2010                                           2.17
 5/10/2010                                           2.27
 5/11/2010                                           2.26
 5/12/2010                                           2.29
 5/13/2010                                           2.27
 5/14/2010                                           2.16
 5/17/2010                                           2.20
 5/18/2010                                           2.11
 5/19/2010                                           2.13
 5/20/2010                                           2.04
 5/21/2010                                           2.02
 5/24/2010                                           2.04
 5/25/2010                                           2.01
 5/26/2010                                           2.06
 5/27/2010                                           2.18
 5/28/2010                                           2.10
 5/31/2010                                             ND
  6/1/2010                                           2.09
  6/2/2010                                           2.14
  6/3/2010                                           2.17
  6/4/2010                                           1.98
  6/7/2010                                           1.95
  6/8/2010                                           1.98
  6/9/2010                                           1.99
 6/10/2010                                           2.12
 6/11/2010                                           2.03
 6/14/2010                                           2.07
 6/15/2010                                           2.10
 6/16/2010                                           2.06
 6/17/2010                                           2.01
 6/18/2010                                           2.04
 6/21/2010                                           2.05
 6/22/2010                                           1.98
 6/23/2010                                           1.93
 6/24/2010                                           1.93
 6/25/2010                                           1.90
 6/28/2010                                           1.83
 6/29/2010                                           1.78
 6/30/2010                                           1.79
  7/1/2010                                           1.80
  7/2/2010                                           1.82
  7/5/2010                                             ND
  7/6/2010                                           1.76
  7/7/2010                                           1.79
  7/8/2010                                           1.80
  7/9/2010                                           1.85
 7/12/2010                                           1.85
 7/13/2010                                           1.90
 7/14/2010                                           1.82
 7/15/2010                                           1.76
 7/16/2010                                           1.70
 7/19/2010                                           1.73
 7/20/2010                                           1.71
 7/21/2010                                           1.66
 7/22/2010                                           1.69
 7/23/2010                                           1.75
 7/26/2010                                           1.76
 7/27/2010                                           1.82
 7/28/2010                                           1.75
 7/29/2010                                           1.70
 7/30/2010                                           1.60
  8/2/2010                                           1.64
  8/3/2010                                           1.55
  8/4/2010                                           1.62
  8/5/2010                                           1.57
  8/6/2010                                           1.51
  8/9/2010                                           1.54
 8/10/2010                                           1.46
 8/11/2010                                           1.44
 8/12/2010                                           1.48
 8/13/2010                                           1.47
 8/16/2010                                           1.40
 8/17/2010                                           1.44
 8/18/2010                                           1.46
 8/19/2010                                           1.41
 8/20/2010                                           1.47
 8/23/2010                                           1.43
 8/24/2010                                           1.36
 8/25/2010                                           1.40
 8/26/2010                                           1.38
 8/27/2010                                           1.49
 8/30/2010                                           1.39
 8/31/2010                                           1.33
  9/1/2010                                           1.41
  9/2/2010                                           1.43
  9/3/2010                                           1.49
  9/6/2010                                             ND
  9/7/2010                                           1.41
  9/8/2010                                           1.46
  9/9/2010                                           1.57
 9/10/2010                                           1.59
 9/13/2010                                           1.51
 9/14/2010                                           1.43
 9/15/2010                                           1.46
 9/16/2010                                           1.48
 9/17/2010                                           1.46
 9/20/2010                                           1.43
 9/21/2010                                           1.34
 9/22/2010                                           1.33
 9/23/2010                                           1.34
 9/24/2010                                           1.37
 9/27/2010                                           1.31
 9/28/2010                                           1.25
 9/29/2010                                           1.28
 9/30/2010                                           1.27
 10/1/2010                                           1.26
 10/4/2010                                           1.23
 10/5/2010                                           1.21
 10/6/2010                                           1.16
 10/7/2010                                           1.14
 10/8/2010                                           1.11
10/11/2010                                             ND
10/12/2010                                           1.14
10/13/2010                                           1.13
10/14/2010                                           1.18
10/15/2010                                           1.20
10/18/2010                                           1.14
10/19/2010                                           1.11
10/20/2010                                           1.11
10/21/2010                                           1.15
10/22/2010                                           1.17
10/25/2010                                           1.20
10/26/2010                                           1.27
10/27/2010                                           1.34
10/28/2010                                           1.23
10/29/2010                                           1.17
 11/1/2010                                           1.17
 11/2/2010                                           1.15
 11/3/2010                                           1.11
 11/4/2010                                           1.04
 11/5/2010                                           1.10
 11/8/2010                                           1.13
 11/9/2010                                           1.27
11/10/2010                                           1.23
11/11/2010                                             ND
11/12/2010                                           1.35
11/15/2010                                           1.51
11/16/2010                                           1.49
11/17/2010                                           1.49
11/18/2010                                           1.51
11/19/2010                                           1.54
11/22/2010                                           1.44
11/23/2010                                           1.40
11/24/2010                                           1.56
11/25/2010                                             ND
11/26/2010                                           1.53
11/29/2010                                           1.51
11/30/2010                                           1.47
 12/1/2010                                           1.64
 12/2/2010                                           1.68
 12/3/2010                                           1.64
 12/6/2010                                           1.53
 12/7/2010                                           1.74
 12/8/2010                                           1.87
 12/9/2010                                           1.90
12/10/2010                                           1.98
12/13/2010                                           1.91
12/14/2010                                           2.08
12/15/2010                                           2.11
12/16/2010                                           2.06
12/17/2010                                           1.97
12/20/2010                                           1.99
12/21/2010                                           1.99
12/22/2010                                           2.02
12/23/2010                                           2.09
12/24/2010                                             ND
12/27/2010                                           2.08
12/28/2010                                           2.18
12/29/2010                                           2.03
12/30/2010                                           2.06
12/31/2010                                           2.01
  1/3/2011                                           2.02
  1/4/2011                                           2.01
  1/5/2011                                           2.14
  1/6/2011                                           2.09
  1/7/2011                                           1.96
 1/10/2011                                           1.93
 1/11/2011                                           1.98
 1/12/2011                                           1.99
 1/13/2011                                           1.93
 1/14/2011                                           1.95
 1/17/2011                                             ND
 1/18/2011                                           1.97
 1/19/2011                                           1.95
 1/20/2011                                           2.06
 1/21/2011                                           2.04
 1/24/2011                                           2.03
 1/25/2011                                           1.96
 1/26/2011                                           2.03
 1/27/2011                                           1.98
 1/28/2011                                           1.92
 1/31/2011                                           1.95
  2/1/2011                                           2.02
  2/2/2011                                           2.10
  2/3/2011                                           2.18
  2/4/2011                                           2.27
  2/7/2011                                           2.29
  2/8/2011                                           2.39
  2/9/2011                                           2.33
 2/10/2011                                           2.40
 2/11/2011                                           2.38
 2/14/2011                                           2.37
 2/15/2011                                           2.35
 2/16/2011                                           2.37
 2/17/2011                                           2.30
 2/18/2011                                           2.30
 2/21/2011                                             ND
 2/22/2011                                           2.16
 2/23/2011                                           2.21
 2/24/2011                                           2.19
 2/25/2011                                           2.16
 2/28/2011                                           2.13
  3/1/2011                                           2.11
  3/2/2011                                           2.16
  3/3/2011                                           2.30
  3/4/2011                                           2.17
  3/7/2011                                           2.19
  3/8/2011                                           2.22
  3/9/2011                                           2.16
 3/10/2011                                           2.05
 3/11/2011                                           2.06
 3/14/2011                                           2.00
 3/15/2011                                           2.00
 3/16/2011                                           1.87
 3/17/2011                                           1.91
 3/18/2011                                           1.96
 3/21/2011                                           2.04
 3/22/2011                                           2.07
 3/23/2011                                           2.07
 3/24/2011                                           2.14
 3/25/2011                                           2.20
 3/28/2011                                           2.23
 3/29/2011                                           2.25
 3/30/2011                                           2.21
 3/31/2011                                           2.24
  4/1/2011                                           2.24
  4/4/2011                                           2.20
  4/5/2011                                           2.28
  4/6/2011                                           2.32
  4/7/2011                                           2.29
  4/8/2011                                           2.31
 4/11/2011                                           2.31
 4/12/2011                                           2.22
 4/13/2011                                           2.19
 4/14/2011                                           2.23
 4/15/2011                                           2.14
 4/18/2011                                           2.09
 4/19/2011                                           2.09
 4/20/2011                                           2.15
 4/21/2011                                           2.14
 4/22/2011                                             ND
 4/25/2011                                           2.10
 4/26/2011                                           2.05
 4/27/2011                                           2.06
 4/28/2011                                           2.00
 4/29/2011                                           1.97
  5/2/2011                                           1.96
  5/3/2011                                           1.96
  5/4/2011                                           1.95
  5/5/2011                                           1.88
  5/6/2011                                           1.87
  5/9/2011                                           1.84
 5/10/2011                                           1.91
 5/11/2011                                           1.87
 5/12/2011                                           1.89
 5/13/2011                                           1.86
 5/16/2011                                           1.83
 5/17/2011                                           1.80
 5/18/2011                                           1.87
 5/19/2011                                           1.85
 5/20/2011                                           1.82
 5/23/2011                                           1.80
 5/24/2011                                           1.81
 5/25/2011                                           1.81
 5/26/2011                                           1.72
 5/27/2011                                           1.71
 5/30/2011                                             ND
 5/31/2011                                           1.68
  6/1/2011                                           1.60
  6/2/2011                                           1.65
  6/3/2011                                           1.60
  6/6/2011                                           1.60
  6/7/2011                                           1.59
  6/8/2011                                           1.52
  6/9/2011                                           1.60
 6/10/2011                                           1.58
 6/13/2011                                           1.59
 6/14/2011                                           1.70
 6/15/2011                                           1.55
 6/16/2011                                           1.52
 6/17/2011                                           1.53
 6/20/2011                                           1.55
 6/21/2011                                           1.57
 6/22/2011                                           1.58
 6/23/2011                                           1.48
 6/24/2011                                           1.40
 6/27/2011                                           1.47
 6/28/2011                                           1.62
 6/29/2011                                           1.70
 6/30/2011                                           1.76
  7/1/2011                                           1.80
  7/4/2011                                             ND
  7/5/2011                                           1.70
  7/6/2011                                           1.66
  7/7/2011                                           1.74
  7/8/2011                                           1.57
 7/11/2011                                           1.49
 7/12/2011                                           1.47
 7/13/2011                                           1.45
 7/14/2011                                           1.51
 7/15/2011                                           1.46
 7/18/2011                                           1.45
 7/19/2011                                           1.45
 7/20/2011                                           1.49
 7/21/2011                                           1.56
 7/22/2011                                           1.53
 7/25/2011                                           1.55
 7/26/2011                                           1.51
 7/27/2011                                           1.56
 7/28/2011                                           1.52
 7/29/2011                                           1.35
  8/1/2011                                           1.32
  8/2/2011                                           1.23
  8/3/2011                                           1.25
  8/4/2011                                           1.12
  8/5/2011                                           1.23
  8/8/2011                                           1.11
  8/9/2011                                           0.91
 8/10/2011                                           0.93
 8/11/2011                                           1.02
 8/12/2011                                           0.96
 8/15/2011                                           0.99
 8/16/2011                                           0.95
 8/17/2011                                           0.92
 8/18/2011                                           0.90
 8/19/2011                                           0.90
 8/22/2011                                           0.94
 8/23/2011                                           0.95
 8/24/2011                                           1.05
 8/25/2011                                           0.98
 8/26/2011                                           0.94
 8/29/2011                                           0.99
 8/30/2011                                           0.94
 8/31/2011                                           0.96
  9/1/2011                                           0.90
  9/2/2011                                           0.88
  9/5/2011                                             ND
  9/6/2011                                           0.88
  9/7/2011                                           0.92
  9/8/2011                                           0.88
  9/9/2011                                           0.81
 9/12/2011                                           0.87
 9/13/2011                                           0.89
 9/14/2011                                           0.91
 9/15/2011                                           0.95
 9/16/2011                                           0.94
 9/19/2011                                           0.85
 9/20/2011                                           0.85
 9/21/2011                                           0.88
 9/22/2011                                           0.79
 9/23/2011                                           0.89
 9/26/2011                                           0.92
 9/27/2011                                           0.97
 9/28/2011                                           0.99
 9/29/2011                                           0.98
 9/30/2011                                           0.96
 10/3/2011                                           0.87
 10/4/2011                                           0.90
 10/5/2011                                           0.96
 10/6/2011                                           1.01
 10/7/2011                                           1.08
10/10/2011                                             ND
10/11/2011                                           1.14
10/12/2011                                           1.17
10/13/2011                                           1.11
10/14/2011                                           1.12
10/17/2011                                           1.08
10/18/2011                                           1.07
10/19/2011                                           1.05
10/20/2011                                           1.07
10/21/2011                                           1.08
10/24/2011                                           1.10
10/25/2011                                           1.01
10/26/2011                                           1.09
10/27/2011                                           1.20
10/28/2011                                           1.13
10/31/2011                                           0.99
 11/1/2011                                           0.90
 11/2/2011                                           0.89
 11/3/2011                                           0.91
 11/4/2011                                           0.88
 11/7/2011                                           0.88
 11/8/2011                                           0.92
 11/9/2011                                           0.88
11/10/2011                                           0.90
11/11/2011                                             ND
11/14/2011                                           0.91
11/15/2011                                           0.93
11/16/2011                                           0.90
11/17/2011                                           0.88
11/18/2011                                           0.94
11/21/2011                                           0.92
11/22/2011                                           0.91
11/23/2011                                           0.88
11/24/2011                                             ND
11/25/2011                                           0.93
11/28/2011                                           0.91
11/29/2011                                           0.93
11/30/2011                                           0.96
 12/1/2011                                           0.97
 12/2/2011                                           0.92
 12/5/2011                                           0.93
 12/6/2011                                           0.94
 12/7/2011                                           0.89
 12/8/2011                                           0.86
 12/9/2011                                           0.89
12/12/2011                                           0.87
12/13/2011                                           0.85
12/14/2011                                           0.86
12/15/2011                                           0.86
12/16/2011                                           0.81
12/19/2011                                           0.82
12/20/2011                                           0.88
12/21/2011                                           0.91
12/22/2011                                           0.91
12/23/2011                                           0.97
12/26/2011                                             ND
12/27/2011                                           0.96
12/28/2011                                           0.91
12/29/2011                                           0.88
12/30/2011                                           0.83
  1/2/2012                                             ND
  1/3/2012                                           0.89
  1/4/2012                                           0.89
  1/5/2012                                           0.88
  1/6/2012                                           0.86
  1/9/2012                                           0.85
 1/10/2012                                           0.86
 1/11/2012                                           0.82
 1/12/2012                                           0.84
 1/13/2012                                           0.80
 1/16/2012                                             ND
 1/17/2012                                           0.79
 1/18/2012                                           0.82
 1/19/2012                                           0.87
 1/20/2012                                           0.91
 1/23/2012                                           0.93
 1/24/2012                                           0.92
 1/25/2012                                           0.81
 1/26/2012                                           0.77
 1/27/2012                                           0.75
 1/30/2012                                           0.73
 1/31/2012                                           0.71
  2/1/2012                                           0.72
  2/2/2012                                           0.71
  2/3/2012                                           0.78
  2/6/2012                                           0.76
  2/7/2012                                           0.82
  2/8/2012                                           0.82
  2/9/2012                                           0.86
 2/10/2012                                           0.81
 2/13/2012                                           0.85
 2/14/2012                                           0.81
 2/15/2012                                           0.81
 2/16/2012                                           0.87
 2/17/2012                                           0.88
 2/20/2012                                             ND
 2/21/2012                                           0.92
 2/22/2012                                           0.88
 2/23/2012                                           0.88
 2/24/2012                                           0.89
 2/27/2012                                           0.84
 2/28/2012                                           0.84
 2/29/2012                                           0.87
  3/1/2012                                           0.89
  3/2/2012                                           0.84
  3/5/2012                                           0.87
  3/6/2012                                           0.83
  3/7/2012                                           0.85
  3/8/2012                                           0.89
  3/9/2012                                           0.90
 3/12/2012                                           0.92
 3/13/2012                                           0.99
 3/14/2012                                           1.13
 3/15/2012                                           1.11
 3/16/2012                                           1.13
 3/19/2012                                           1.20
 3/20/2012                                           1.22
 3/21/2012                                           1.15
 3/22/2012                                           1.13
 3/23/2012                                           1.10
 3/26/2012                                           1.09
 3/27/2012                                           1.04
 3/28/2012                                           1.05
 3/29/2012                                           1.01
 3/30/2012                                           1.04
  4/2/2012                                           1.03
  4/3/2012                                           1.10
  4/4/2012                                           1.05
  4/5/2012                                           1.01
  4/6/2012                                           0.89
  4/9/2012                                           0.90
 4/10/2012                                           0.85
 4/11/2012                                           0.89
 4/12/2012                                           0.90
 4/13/2012                                           0.86
 4/16/2012                                           0.85
 4/17/2012                                           0.88
 4/18/2012                                           0.86
 4/19/2012                                           0.84
 4/20/2012                                           0.86
 4/23/2012                                           0.83
 4/24/2012                                           0.86
 4/25/2012                                           0.86
 4/26/2012                                           0.83
 4/27/2012                                           0.82
 4/30/2012                                           0.82
  5/1/2012                                           0.84
  5/2/2012                                           0.82
  5/3/2012                                           0.82
  5/4/2012                                           0.78
  5/7/2012                                           0.79
  5/8/2012                                           0.77
  5/9/2012                                           0.77
 5/10/2012                                           0.79
 5/11/2012                                           0.75
 5/14/2012                                           0.73
 5/15/2012                                           0.74
 5/16/2012                                           0.75
 5/17/2012                                           0.74
 5/18/2012                                           0.75
 5/21/2012                                           0.75
 5/22/2012                                           0.78
 5/23/2012                                           0.74
 5/24/2012                                           0.77
 5/25/2012                                           0.76
 5/28/2012                                             ND
 5/29/2012                                           0.76
 5/30/2012                                           0.69
 5/31/2012                                           0.67
  6/1/2012                                           0.62
  6/4/2012                                           0.68
  6/5/2012                                           0.68
  6/6/2012                                           0.73
  6/7/2012                                           0.72
  6/8/2012                                           0.71
 6/11/2012                                           0.69
 6/12/2012                                           0.75
 6/13/2012                                           0.71
 6/14/2012                                           0.73
 6/15/2012                                           0.68
 6/18/2012                                           0.69
 6/19/2012                                           0.71
 6/20/2012                                           0.74
 6/21/2012                                           0.73
 6/22/2012                                           0.76
 6/25/2012                                           0.72
 6/26/2012                                           0.75
 6/27/2012                                           0.73
 6/28/2012                                           0.69
 6/29/2012                                           0.72
  7/2/2012                                           0.67
  7/3/2012                                           0.69
  7/4/2012                                             ND
  7/5/2012                                           0.68
  7/6/2012                                           0.64
  7/9/2012                                           0.63
 7/10/2012                                           0.63
 7/11/2012                                           0.64
 7/12/2012                                           0.63
 7/13/2012                                           0.63
 7/16/2012                                           0.60
 7/17/2012                                           0.62
 7/18/2012                                           0.60
 7/19/2012                                           0.62
 7/20/2012                                           0.59
 7/23/2012                                           0.57
 7/24/2012                                           0.57
 7/25/2012                                           0.56
 7/26/2012                                           0.58
 7/27/2012                                           0.65
 7/30/2012                                           0.61
 7/31/2012                                           0.60
  8/1/2012                                           0.63
  8/2/2012                                           0.61
  8/3/2012                                           0.67
  8/6/2012                                           0.65
  8/7/2012                                           0.71
  8/8/2012                                           0.73
  8/9/2012                                           0.74
 8/10/2012                                           0.71
 8/13/2012                                           0.71
 8/14/2012                                           0.75
 8/15/2012                                           0.80
 8/16/2012                                           0.83
 8/17/2012                                           0.81
 8/20/2012                                           0.80
 8/21/2012                                           0.80
 8/22/2012                                           0.71
 8/23/2012                                           0.71
 8/24/2012                                           0.72
 8/27/2012                                           0.70
 8/28/2012                                           0.69
 8/29/2012                                           0.69
 8/30/2012                                           0.66
 8/31/2012                                           0.59
  9/3/2012                                             ND
  9/4/2012                                           0.62
  9/5/2012                                           0.62
  9/6/2012                                           0.68
  9/7/2012                                           0.64
 9/10/2012                                           0.66
 9/11/2012                                           0.67
 9/12/2012                                           0.70
 9/13/2012                                           0.65
 9/14/2012                                           0.72
 9/17/2012                                           0.73
 9/18/2012                                           0.71
 9/19/2012                                           0.70
 9/20/2012                                           0.70
 9/21/2012                                           0.68
 9/24/2012                                           0.68
 9/25/2012                                           0.66
 9/26/2012                                           0.63
 9/27/2012                                           0.64
 9/28/2012                                           0.62
 10/1/2012                                           0.62
 10/2/2012                                           0.61
 10/3/2012                                           0.61
 10/4/2012                                           0.63
 10/5/2012                                           0.67
 10/8/2012                                             ND
 10/9/2012                                           0.67
10/10/2012                                           0.66
10/11/2012                                           0.67
10/12/2012                                           0.67
10/15/2012                                           0.67
10/16/2012                                           0.70
10/17/2012                                           0.78
10/18/2012                                           0.79
10/19/2012                                           0.77
10/22/2012                                           0.79
10/23/2012                                           0.77
10/24/2012                                           0.76
10/25/2012                                           0.82
10/26/2012                                           0.76
10/29/2012                                           0.74
10/30/2012                                             ND
10/31/2012                                           0.72
 11/1/2012                                           0.73
 11/2/2012                                           0.73
 11/5/2012                                           0.70
 11/6/2012                                           0.75
 11/7/2012                                           0.67
 11/8/2012                                           0.65
 11/9/2012                                           0.65
11/12/2012                                             ND
11/13/2012                                           0.63
11/14/2012                                           0.63
11/15/2012                                           0.62
11/16/2012                                           0.62
11/19/2012                                           0.64
11/20/2012                                           0.67
11/21/2012                                           0.69
11/22/2012                                             ND
11/23/2012                                           0.70
11/26/2012                                           0.68
11/27/2012                                           0.66
11/28/2012                                           0.64
11/29/2012                                           0.63
11/30/2012                                           0.61
 12/3/2012                                           0.63
 12/4/2012                                           0.63
 12/5/2012                                           0.61
 12/6/2012                                           0.60
 12/7/2012                                           0.63
12/10/2012                                           0.62
12/11/2012                                           0.64
12/12/2012                                           0.66
12/13/2012                                           0.70
12/14/2012                                           0.70
12/17/2012                                           0.74
12/18/2012                                           0.78
12/19/2012                                           0.77
12/20/2012                                           0.77
12/21/2012                                           0.75
12/24/2012                                           0.77
12/25/2012                                             ND
12/26/2012                                           0.76
12/27/2012                                           0.72
12/28/2012                                           0.72
12/31/2012                                           0.72
  1/1/2013                                             ND
  1/2/2013                                           0.76
  1/3/2013                                           0.81
  1/4/2013                                           0.82
  1/7/2013                                           0.82
  1/8/2013                                           0.79
  1/9/2013                                           0.77
 1/10/2013                                           0.80
 1/11/2013                                           0.78
 1/14/2013                                           0.78
 1/15/2013                                           0.75
 1/16/2013                                           0.75
 1/17/2013                                           0.79
 1/18/2013                                           0.77
 1/21/2013                                             ND
 1/22/2013                                           0.76
 1/23/2013                                           0.76
 1/24/2013                                           0.78
 1/25/2013                                           0.87
 1/28/2013                                           0.89
 1/29/2013                                           0.90
 1/30/2013                                           0.88
 1/31/2013                                           0.88

                                   [END CHART]

           Source: Federal Reserve Board

    significant amount of new debt, including investment-grade corporate bonds, commercial mortgage-backed securities (CMBS), asset-backed securities and high-yield bonds.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    The Fund performed well during the reporting period, benefiting from its holdings in junior subordinated debt and CMBS. In addition, the Fund's overweight in BBB-rated corporate bonds was advantageous. The portfolio's underweight in U.S. Treasuries, which have not historically played a large role in the Fund's investment process, contributed as U.S. Treasuries underperformed corporate bonds during the reporting period.

    We continued to use our credit expertise and ability to analyze debt securities, seeking to maximize the Fund's income while maintaining an acceptable level of price volatility. In keeping with our investment

================================================================================

4  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    philosophy, we believe that the Fund may be adequately compensated for the risk it takes. As always, our team of research analysts sought to identify attractive opportunities for the Fund. Our team also continued to analyze and monitor every holding in the portfolio. We remain committed to building a high-quality portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund's exposure to potential surprises, we limit the positions we take in any one issuer.

o   WHAT IS THE OUTLOOK?

    We believe that the U.S. economy will continue its "muddle through" recovery, though the tax cuts Congress authorized in January are likely to keep real gross domestic product growth low. The potential sequester could dampen economic growth further. On the positive side, many corporate balance sheets are flush with cash, and the boom in domestic natural gas and oil production is lowering energy costs for businesses and consumers. The U.S. housing market also is gaining momentum.

    The Fed has said it will keep short-term interest rates near zero until the unemployment rate falls lower. In our opinion, the Fed is unlikely to raise rates any time in the near future. In the meantime, while longer-term interest rates have crept higher, they remain low by historical standards.

    Although most fixed-income asset classes generated positive returns during the reporting period, their performance was more modest than it had been in recent years. Overall, investors were less risk averse and generally favored stocks over bonds. We believe fixed-income securities have returned to their traditional role as an income-accumulation vehicles. In the future, shareholders should expect the majority of their return to come from the income provided by the Fund.

    We appreciate the opportunity to help you with your investment needs.

    Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND SHARES (FUND SHARES) (Ticker Symbol: USIBX)

--------------------------------------------------------------------------------
                                        1/31/13                    7/31/12
--------------------------------------------------------------------------------
Net Assets                          $1,788.5 Million           $2,117.8 Million
Net Asset Value Per Share                $11.01                      $10.81
Dollar-Weighted Average
Portfolio Maturity(+)                   6.9 Years                   6.7 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
    8/1/12-1/31/13*             1 Year             5 Years              10 Years
          4.36%                  9.59%               8.19%                6.36%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
     1 Year                          5 Years                            10 Years
     11.23%                           8.21%                              6.36%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD AS OF 1/31/13**
--------------------------------------------------------------------------------
     Unsubsidized           3.18%               Subsidized            3.26%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/12***
--------------------------------------------------------------------------------
    Before Reimbursement  0.72%                    After Reimbursement  0.65%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

================================================================================

6  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Fund Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.65% of the Fund Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JANUARY 31, 2013

--------------------------------------------------------------------------------
             TOTAL RETURN       =    DIVIDEND RETURN      +       PRICE CHANGE
--------------------------------------------------------------------------------
10 Years        6.36%           =         5.43%           +          0.93%
5 Years         8.19%           =         5.96%           +          2.23%
1 Year          9.59%           =         7.54%           +          2.05%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JANUARY 31, 2004 -- JANUARY 31, 2013

       [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                TOTAL RETURN        DIVIDEND RETURN        CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
1/31/2004           8.02%                5.04%                      2.98%
1/31/2005           3.65%                4.62%                     -0.97%
1/31/2006           2.09%                4.62%                     -2.53%
1/31/2007           4.92%                5.02%                     -0.10%
1/31/2008           4.20%                5.30%                     -1.10%
1/31/2009         -15.58%                5.07%                    -20.65%
1/31/2010          34.12%                8.61%                     25.51%
1/31/2011          11.73%                6.04%                      5.69%
1/31/2012           7.27%                3.33%                      3.94%
1/31/2013           9.59%                7.54%                      2.05%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

8  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA INTERMEDIATE-TERM    LIPPER INTERMEDIATE INVESTMENT        BARCLAYS U.S.
                      BOND FUND SHARES              GRADE FUNDS INDEX          AGGREGATE BOND INDEX
 1/31/2003               $10,000.00                   $10,000.00                     $10,000.00
 2/28/2003                10,173.96                    10,142.60                      10,138.37
 3/31/2003                10,185.24                    10,143.60                      10,130.55
 4/30/2003                10,348.81                    10,262.16                      10,214.15
 5/31/2003                10,635.70                    10,453.54                      10,404.59
 6/30/2003                10,646.99                    10,451.01                      10,383.94
 7/31/2003                10,343.40                    10,098.62                      10,034.84
 8/31/2003                10,374.93                    10,175.45                      10,101.46
 9/30/2003                10,670.11                    10,449.04                      10,368.85
10/31/2003                10,600.56                    10,375.29                      10,272.15
11/30/2003                10,617.44                    10,402.68                      10,296.75
12/31/2003                10,720.99                    10,508.49                      10,401.54
 1/31/2004                10,801.91                    10,592.04                      10,485.22
 2/29/2004                10,904.53                    10,694.93                      10,598.71
 3/31/2004                10,976.22                    10,771.98                      10,678.09
 4/30/2004                10,756.57                    10,513.15                      10,400.28
 5/31/2004                10,688.73                    10,461.59                      10,358.62
 6/30/2004                10,729.08                    10,510.35                      10,417.16
 7/31/2004                10,814.88                    10,609.01                      10,520.42
 8/31/2004                10,992.88                    10,800.05                      10,721.10
 9/30/2004                11,034.52                    10,828.31                      10,750.19
10/31/2004                11,118.71                    10,913.66                      10,840.34
11/30/2004                11,032.94                    10,845.44                      10,753.87
12/31/2004                11,143.69                    10,958.24                      10,852.82
 1/31/2005                11,194.88                    11,017.43                      10,920.97
 2/28/2005                11,150.34                    10,970.72                      10,856.50
 3/31/2005                11,093.96                    10,905.80                      10,800.74
 4/30/2005                11,239.84                    11,039.99                      10,946.92
 5/31/2005                11,336.11                    11,155.91                      11,065.35
 6/30/2005                11,412.69                    11,221.34                      11,125.69
 7/31/2005                11,311.37                    11,133.69                      11,024.41
 8/31/2005                11,455.48                    11,273.02                      11,165.73
 9/30/2005                11,356.14                    11,158.69                      11,050.71
10/31/2005                11,284.28                    11,066.79                      10,963.26
11/30/2005                11,340.19                    11,107.30                      11,011.75
12/31/2005                11,444.07                    11,208.42                      11,116.44
 1/31/2006                11,428.80                    11,222.68                      11,117.07
 2/28/2006                11,463.33                    11,255.80                      11,153.97
 3/31/2006                11,387.08                    11,147.00                      11,044.52
 4/30/2006                11,351.70                    11,131.54                      11,024.50
 5/31/2006                11,353.30                    11,119.42                      11,012.73
 6/30/2006                11,368.62                    11,131.32                      11,036.08
 7/31/2006                11,506.14                    11,285.75                      11,185.31
 8/31/2006                11,682.55                    11,455.41                      11,356.54
 9/30/2006                11,814.65                    11,551.28                      11,456.29
10/31/2006                11,896.28                    11,629.30                      11,532.07
11/30/2006                12,041.01                    11,763.99                      11,665.86
12/31/2006                11,981.38                    11,708.90                      11,598.16
 1/31/2007                11,991.55                    11,697.00                      11,593.40
 2/28/2007                12,186.54                    11,886.40                      11,772.17
 3/31/2007                12,178.24                    11,882.29                      11,772.53
 4/30/2007                12,252.27                    11,942.10                      11,836.01
 5/31/2007                12,145.35                    11,840.81                      11,746.31
 6/30/2007                12,117.30                    11,792.55                      11,711.56
 7/31/2007                12,133.91                    11,857.59                      11,809.25
 8/31/2007                12,228.17                    11,964.57                      11,953.99
 9/30/2007                12,314.11                    12,092.66                      12,044.68
10/31/2007                12,391.04                    12,172.00                      12,152.88
11/30/2007                12,461.72                    12,329.43                      12,371.42
12/31/2007                12,441.14                    12,344.37                      12,406.17
 1/31/2008                12,495.73                    12,550.32                      12,614.57
 2/29/2008                12,402.50                    12,487.55                      12,632.08
 3/31/2008                12,328.45                    12,358.27                      12,675.18
 4/30/2008                12,307.56                    12,422.73                      12,648.69
 5/31/2008                12,342.24                    12,325.38                      12,555.94
 6/30/2008                12,245.77                    12,222.96                      12,545.79
 7/31/2008                12,124.05                    12,105.66                      12,535.56
 8/31/2008                12,122.33                    12,178.13                      12,654.53
 9/30/2008                11,645.05                    11,799.04                      12,484.56
10/31/2008                10,840.12                    11,359.93                      12,189.87
11/30/2008                10,632.54                    11,341.23                      12,586.65
12/31/2008                10,512.64                    11,763.13                      13,056.24
 1/31/2009                10,550.79                    11,745.31                      12,941.04
 2/28/2009                10,480.71                    11,613.81                      12,892.20
 3/31/2009                10,694.32                    11,833.38                      13,071.42
 4/30/2009                10,950.53                    12,037.64                      13,133.91
 5/31/2009                11,689.90                    12,326.11                      13,229.18
 6/30/2009                12,022.97                    12,474.33                      13,304.42
 7/31/2009                12,457.27                    12,835.99                      13,519.02
 8/31/2009                12,854.93                    13,019.31                      13,659.00
 9/30/2009                13,275.85                    13,257.65                      13,802.48
10/31/2009                13,516.51                    13,378.34                      13,870.63
11/30/2009                13,708.24                    13,543.78                      14,050.21
12/31/2009                13,756.61                    13,445.39                      13,830.59
 1/31/2010                14,148.05                    13,688.28                      14,041.86
 2/28/2010                14,245.47                    13,757.27                      14,094.30
 3/31/2010                14,462.83                    13,834.03                      14,076.97
 4/30/2010                14,740.42                    14,025.99                      14,223.50
 5/31/2010                14,572.91                    14,031.97                      14,343.19
 6/30/2010                14,704.97                    14,258.36                      14,568.12
 7/31/2010                14,982.47                    14,455.48                      14,723.54
 8/31/2010                15,239.37                    14,673.09                      14,913.00
 9/30/2010                15,458.84                    14,759.94                      14,928.89
10/31/2010                15,690.27                    14,849.07                      14,982.04
11/30/2010                15,651.05                    14,732.32                      14,895.94
12/31/2010                15,607.16                    14,604.00                      14,735.30
 1/31/2011                15,807.89                    14,681.14                      14,752.45
 2/28/2011                15,939.11                    14,741.13                      14,789.36
 3/31/2011                16,013.69                    14,758.59                      14,797.53
 4/30/2011                16,273.06                    14,977.00                      14,985.37
 5/31/2011                16,465.35                    15,135.32                      15,180.93
 6/30/2011                16,335.32                    15,061.69                      15,136.48
 7/31/2011                16,544.80                    15,272.61                      15,376.67
 8/31/2011                16,382.90                    15,336.03                      15,601.32
 9/30/2011                16,240.77                    15,300.42                      15,714.81
10/31/2011                16,467.56                    15,427.65                      15,731.69
11/30/2011                16,395.94                    15,328.57                      15,718.04
12/31/2011                16,597.29                    15,521.37                      15,890.80
 1/31/2012                16,901.56                    15,786.50                      16,030.33
 2/29/2012                17,052.90                    15,846.20                      16,026.65
 3/31/2012                17,092.72                    15,808.07                      15,938.84
 4/30/2012                17,257.21                    15,994.81                      16,115.54
 5/31/2012                17,297.46                    16,103.33                      16,261.36
 6/30/2012                17,386.94                    16,163.12                      16,267.73
 7/31/2012                17,748.32                    16,443.76                      16,492.12
 8/31/2012                17,892.40                    16,501.33                      16,502.89
 9/30/2012                18,068.52                    16,604.09                      16,525.61
10/31/2012                18,314.88                    16,676.02                      16,558.11
11/30/2012                18,407.69                    16,729.34                      16,584.24
12/31/2012                18,457.89                    16,734.99                      16,560.63
 1/31/2013                18,522.04                    16,672.10                      16,444.80

                                   [END CHART]

         Data from 1/31/03 to 1/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Shares to the following benchmarks:

o The unmanaged Lipper Intermediate Investment Grade Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                    USAA INTERMEDIATE-TERM      LIPPER INTERMEDIATE INVESTMENT
                       BOND FUND SHARES            GRADE DEBT FUNDS AVERAGE
1/31/2004                    4.49%                           4.05%
1/31/2005                    4.42                            3.88
1/31/2006                    4.79                            4.12
1/31/2007                    4.79                            4.38
1/31/2008                    4.98                            4.59
1/31/2009                    5.80                            5.46
1/31/2010                    5.16                            4.34
1/31/2011                    4.37                            3.82
1/31/2012                    3.83                            3.36
1/31/2013                    4.60                            2.67

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 1/31/04 to 1/31/13.

The Lipper Intermediate Investment Grade Debt Funds Average is the average performance level of all intermediate investment-grade debt funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

10  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

USAA INTERMEDIATE-TERM BOND FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UIITX)


--------------------------------------------------------------------------------
                                       1/31/13                      7/31/12
--------------------------------------------------------------------------------

Net Assets                         $993.6 Million               $336.5 Million
Net Asset Value Per Share              $11.01                       $10.81


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
    8/1/12-1/31/13*              1 Year              Since Inception 8/01/08

          4.41%                   9.68%                        10.03%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
    1 Year                                           Since Inception 8/01/08

    11.33%                                                   10.15%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/12**
--------------------------------------------------------------------------------

                                    0.56%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               USAA INTERMEDIATE-TERM BOND     LIPPER INTERMEDIATE INVESTMENT         BARCLAYS U.S.
                FUND INSTITUTIONAL SHARES           GRADE FUNDS INDEX             AGGREGATE BOND INDEX
 7/31/2008             $10,000.00                       $10,000.00                     $10,000.00
 8/31/2008               9,995.51                        10,059.87                      10,094.91
 9/30/2008               9,603.48                         9,746.71                       9,959.32
10/31/2008               8,941.32                         9,383.98                       9,724.23
11/30/2008               8,771.29                         9,368.53                      10,040.76
12/31/2008               8,673.92                         9,717.05                      10,415.37
 1/31/2009               8,706.83                         9,702.33                      10,323.47
 2/28/2009               8,650.28                         9,593.70                      10,284.50
 3/31/2009               8,827.96                         9,775.08                      10,427.47
 4/30/2009               9,040.93                         9,943.81                      10,477.33
 5/31/2009               9,652.88                        10,182.10                      10,553.32
 6/30/2009               9,929.45                        10,304.54                      10,613.35
 7/31/2009              10,289.85                        10,603.29                      10,784.54
 8/31/2009              10,619.91                        10,754.73                      10,896.20
 9/30/2009              10,969.35                        10,951.61                      11,010.66
10/31/2009              11,170.03                        11,051.31                      11,065.03
11/30/2009              11,330.16                        11,187.97                      11,208.28
12/31/2009              11,372.15                        11,106.69                      11,033.08
 1/31/2010              11,697.42                        11,307.34                      11,201.62
 2/28/2010              11,779.67                        11,364.32                      11,243.45
 3/31/2010              11,949.41                        11,427.73                      11,229.63
 4/30/2010              12,193.02                        11,586.31                      11,346.52
 5/31/2010              12,056.28                        11,591.25                      11,442.00
 6/30/2010              12,167.42                        11,778.25                      11,621.43
 7/31/2010              12,399.30                        11,941.09                      11,745.42
 8/31/2010              12,613.97                        12,120.85                      11,896.55
 9/30/2010              12,797.72                        12,192.59                      11,909.23
10/31/2010              12,991.55                        12,266.22                      11,951.63
11/30/2010              12,961.29                        12,169.77                      11,882.94
12/31/2010              12,927.36                        12,063.78                      11,754.80
 1/31/2011              13,095.79                        12,127.49                      11,768.48
 2/28/2011              13,206.51                        12,177.05                      11,797.92
 3/31/2011              13,270.59                        12,191.48                      11,804.44
 4/30/2011              13,474.88                        12,371.90                      11,954.28
 5/31/2011              13,649.10                        12,502.68                      12,110.29
 6/30/2011              13,543.39                        12,441.86                      12,074.83
 7/31/2011              13,719.21                        12,616.09                      12,266.44
 8/31/2011              13,587.04                        12,668.48                      12,445.65
 9/30/2011              13,470.13                        12,639.06                      12,536.18
10/31/2011              13,659.13                        12,744.16                      12,549.65
11/30/2011              13,600.79                        12,662.31                      12,538.76
12/31/2011              13,768.99                        12,821.58                      12,676.57
 1/31/2012              14,022.38                        13,040.59                      12,787.88
 2/29/2012              14,148.83                        13,089.91                      12,784.95
 3/31/2012              14,182.91                        13,058.41                      12,714.90
 4/30/2012              14,320.11                        13,212.66                      12,855.86
 5/31/2012              14,354.33                        13,302.31                      12,972.18
 6/30/2012              14,429.43                        13,351.70                      12,977.27
 7/31/2012              14,730.70                        13,583.52                      13,156.26
 8/31/2012              14,851.51                        13,631.08                      13,164.86
 9/30/2012              14,998.77                        13,715.97                      13,182.98
10/31/2012              15,204.39                        13,775.39                      13,208.91
11/30/2012              15,283.23                        13,819.43                      13,229.75
12/31/2012              15,326.25                        13,824.10                      13,210.92
 1/31/2013              15,380.41                        13,772.15                      13,118.52

                                   [END CHART]

      Data from 7/31/08 through 1/31/13.*

      See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Institutional Shares to the benchmarks.

*The performance of the Barclays U.S. Aggregate Bond Index and the Lipper Intermediate Investment Grade Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

12  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

USAA INTERMEDIATE-TERM BOND FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: UITBX)

--------------------------------------------------------------------------------
                                       1/31/13                      7/31/12
--------------------------------------------------------------------------------
Net Assets                         $8.2 Million                 $7.9 Million
Net Asset Value Per Share             $11.00                       $10.80

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
    8/1/12-1/31/13*              1 Year              Since Inception 8/01/10
          4.21%                   9.16%                        8.53%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
    1 Year                                           Since Inception 8/01/10
    10.90%                                                   8.74%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD AS OF 1/31/13**
--------------------------------------------------------------------------------
    Unsubsidized            2.77%                Subsidized             2.96%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/12***
--------------------------------------------------------------------------------
    Before Reimbursement    1.14%                After Reimbursement    0.95%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.95% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA INTERMEDIATE-TERM       LIPPER INTERMEDIATE INVESTMENT            BARCLAYS U.S.
                  BOND FUND ADVISER SHARES             GRADE FUNDS INDEX              AGGREGATE BOND INDEX
 7/31/2010              $10,000.00                      $10,000.00                         $10,000.00
 8/31/2010               10,167.97                       10,150.54                          10,128.67
 9/30/2010               10,321.93                       10,210.62                          10,139.47
10/31/2010               10,473.75                       10,272.28                          10,175.57
11/30/2010               10,444.97                       10,191.51                          10,117.09
12/31/2010               10,402.80                       10,102.74                          10,007.99
 1/31/2011               10,534.01                       10,156.10                          10,019.64
 2/28/2011               10,629.23                       10,197.61                          10,044.70
 3/31/2011               10,666.05                       10,209.68                          10,050.25
 4/30/2011               10,836.23                       10,360.78                          10,177.83
 5/31/2011               10,961.69                       10,470.30                          10,310.65
 6/30/2011               10,882.66                       10,419.36                          10,280.46
 7/31/2011               11,019.42                       10,565.27                          10,443.59
 8/31/2011               10,898.39                       10,609.15                          10,596.17
 9/30/2011               10,800.87                       10,584.51                          10,673.26
10/31/2011               10,949.26                       10,672.52                          10,684.72
11/30/2011               10,909.42                       10,603.98                          10,675.45
12/31/2011               11,040.42                       10,737.36                          10,792.78
 1/31/2012               11,240.16                       10,920.77                          10,887.55
 2/29/2012               11,327.45                       10,962.07                          10,885.05
 3/31/2012               11,350.95                       10,935.69                          10,825.41
 4/30/2012               11,468.29                       11,064.87                          10,945.43
 5/31/2012               11,492.11                       11,139.94                          11,044.46
 6/30/2012               11,537.81                       11,181.30                          11,048.79
 7/31/2012               11,774.97                       11,375.45                          11,201.19
 8/31/2012               11,867.33                       11,415.27                          11,208.51
 9/30/2012               11,981.60                       11,486.36                          11,223.94
10/31/2012               12,142.42                       11,536.12                          11,246.01
11/30/2012               12,211.85                       11,573.01                          11,263.76
12/31/2012               12,242.13                       11,576.91                          11,247.72
 1/31/2013               12,270.24                       11,533.41                          11,169.05

                                   [END CHART]

      Data from 7/31/10 to 1/31/13.*

      See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Adviser Shares to the benchmarks.

*The performance of the Barclays U.S. Aggregate Bond Index and the Lipper Intermediate Investment Grade Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

14  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                     o PORTFOLIO RATINGS MIX -- 1/31/2013 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                       15.9%
AA                                                                         8.2%
A                                                                         19.7%
BBB                                                                       43.0%
BELOW INVESTMENT-GRADE                                                    10.9%
SHORT-TERM INVESTMENT-GRADE RATINGS                                        2.1%
UNRATED                                                                    0.2%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service (Moody's), Standard & Poor's Rating Services (S&P), Fitch Ratings Ltd. (Fitch), or Dominion Bond Rating Service Ltd. (Dominion), and includes any related credit enhancements (for a definition of "credit enhancements," see the CATEGORIES AND DEFINITIONS section within the PORTFOLIO OF INVESTMENTS). Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated", but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities within the Short-Term Investment-Grade ratings category are those that are ranked in the top two short-term credit ratings for the respective rating agency (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The Below Investment-Grade category includes both long-term and short-term securities. Ratings are subject to change.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 17-43.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                         o PORTFOLIO MIX -- 1/31/2013 o

                          [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                                     51.7%
COMMERCIAL MORTGAGE SECURITIES                                            18.1%
EURODOLLAR AND YANKEE OBLIGATIONS                                         14.2%
MUNICIPAL BONDS                                                            4.7%
U.S. TREASURY SECURITIES                                                   2.6%
ASSET-BACKED SECURITIES                                                    2.2%
MONEY MARKET INSTRUMENTS                                                   2.2%
U.S. GOVERNMENT AGENCY ISSUES                                              1.9%
PREFERRED STOCKS                                                           1.7%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

16  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (51.7%)

            CONSUMER DISCRETIONARY (1.3%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.0%)
$    1,000  AutoZone, Inc.                                       5.75%         1/15/2015           $    1,093
                                                                                                   ----------
            BROADCASTING (0.0%)
     1,000  Sinclair Television Group, Inc.(a)                   9.25         11/01/2017                1,098
                                                                                                   ----------
            CABLE & SATELLITE (0.1%)
       440  Charter Communications Operating, LLC(b)             3.46          9/06/2016                  445
     1,000  Comcast Corp.                                        6.50          1/15/2017                1,194
     1,000  Time Warner Cable, Inc.                              8.25          2/14/2014                1,076
                                                                                                   ----------
                                                                                                        2,715
                                                                                                   ----------
            CASINOS & GAMING (0.2%)
     5,000  CityCenter Holdings, LLC                             7.63          1/15/2016                5,419
                                                                                                   ----------
            CATALOG RETAIL (0.1%)
     1,000  QVC, Inc.(a)                                         7.13          4/15/2017                1,046
     1,000  QVC, Inc.(a)                                         7.38         10/15/2020                1,104
                                                                                                   ----------
                                                                                                        2,150
                                                                                                   ----------
            DEPARTMENT STORES (0.1%)
       851  Macy's Retail Holdings, Inc.                         5.90         12/01/2016                  995
     2,000  Macy's Retail Holdings, Inc.                         7.45          7/15/2017                2,465
                                                                                                   ----------
                                                                                                        3,460
                                                                                                   ----------
            HOME FURNISHINGS (0.2%)
     5,000  Serta Simmons Holdings, LLC(b)                       5.00         10/01/2019                5,073
                                                                                                   ----------
            HOUSEHOLD APPLIANCES (0.1%)
     1,000  Whirlpool Corp.                                      7.75          7/15/2016                1,181
                                                                                                   ----------
            LEISURE PRODUCTS (0.1%)
     2,000  Hasbro, Inc.                                         6.13          5/15/2014                2,130
                                                                                                   ----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
     1,000  Service Corp. International                          7.63         10/01/2018                1,198
     2,000  Service Corp. International                          7.00          5/15/2019                2,207
                                                                                                   ----------
                                                                                                        3,405
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            SPECIALTY STORES (0.3%)
$    4,975  Harbor Freight Tools USA, Inc.(b)                     5.50%       11/14/2017           $    5,058
     2,000  Sally Holdings, LLC / Sally Capital Inc.              5.75         6/01/2022                2,125
     2,000  Staples, Inc.                                         9.75         1/15/2014                2,160
                                                                                                   ----------
                                                                                                        9,343
                                                                                                   ----------
            Total Consumer Discretionary                                                               37,067
                                                                                                   ----------
            CONSUMER STAPLES (1.1%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
     2,000  Cargill, Inc.(a)                                      6.00        11/27/2017                2,390
                                                                                                   ----------
            DRUG RETAIL (0.4%)
     9,772  CVS Pass-Through Trust(a)                             5.93         1/10/2034               11,611
                                                                                                   ----------
            PACKAGED FOODS & MEAT (0.6%)
       990  B&G Foods, Inc.(b)                                    4.00        11/30/2018                1,001
    15,000  Kraft Foods Group, Inc.                               3.50         6/06/2022               15,719
                                                                                                   ----------
                                                                                                       16,720
                                                                                                   ----------
            SOFT DRINKS (0.0%)
     1,000  Coca-Cola Co.                                         1.80         9/01/2016                1,035
                                                                                                   ----------
            Total Consumer Staples                                                                     31,756
                                                                                                   ----------
            ENERGY (7.6%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
     2,500  Peabody Energy Corp.                                  6.00        11/15/2018                2,631
                                                                                                   ----------
            INTEGRATED OIL & GAS (0.1%)
     2,000  Hess Corp.                                            8.13         2/15/2019                2,563
                                                                                                   ----------
            OIL & GAS DRILLING (0.1%)
     3,000  Noble Holding International Ltd.                      3.95         3/15/2022                3,102
                                                                                                   ----------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
     2,000  Exterran Holdings, Inc.                               7.25        12/01/2018                2,130
     3,079  SEACOR Holdings, Inc.                                 7.38        10/01/2019                3,264
                                                                                                   ----------
                                                                                                        5,394
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (2.4%)
     8,000  Anadarko Petroleum Corp.                              6.38         9/15/2017                9,489
     3,000  Chesapeake Energy Corp.                               6.63         8/15/2020                3,307
     1,208  Denbury Resources, Inc.                               9.75         3/01/2016                1,275
     4,000  Denbury Resources, Inc.                               6.38         8/15/2021                4,370
     2,000  Devon Energy Corp.                                    6.30         1/15/2019                2,450
     2,000  EQT Corp.                                             6.50         4/01/2018                2,333
     1,000  EQT Corp.                                             8.13         6/01/2019                1,239
     3,000  EQT Corp.                                             4.88        11/15/2021                3,213

================================================================================

18  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    3,000  Linn Energy, LLC(a)                                   6.25%       11/01/2019           $    3,007
     3,000  Newfield Exploration Co.                              6.88         2/01/2020                3,259
     2,000  Newfield Exploration Co.                              5.75         1/30/2022                2,210
     2,000  Noble Energy, Inc.                                    8.25         3/01/2019                2,590
     5,000  Pioneer Natural Resource                              3.95         7/15/2022                5,204
     1,000  Polar Tankers, Inc.(a)                                5.95         5/10/2037                1,215
       900  QEP Resources, Inc.                                   6.80         3/01/2020                  999
     5,000  QEP Resources, Inc.                                   6.88         3/01/2021                5,812
     1,000  Range Resources Corp.                                 8.00         5/15/2019                1,115
     5,000  Samson Investment Co.(b)                              6.00         9/25/2018                5,082
    10,000  Southwestern Energy Co.                               4.10         3/15/2022               10,601
                                                                                                   ----------
                                                                                                       68,770
                                                                                                   ----------
            OIL & GAS REFINING & MARKETING (0.2%)
     1,000  Citgo Petroleum Corp.(a)                             11.50         7/01/2017                1,165
     2,000  Motiva Enterprises, LLC(a)                            5.75         1/15/2020                2,396
     1,000  Sunoco, Inc.                                          9.63         4/15/2015                1,164
                                                                                                   ----------
                                                                                                        4,725
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (4.5%)
       250  Buckeye Partners, LP                                  5.13         7/01/2017                  270
     1,000  DCP Midstream, LLC(a)                                 9.70        12/01/2013                1,070
     3,000  DCP Midstream, LLC                                    4.95         4/01/2022                3,167
     1,000  Duke Capital Corp., LLC                               5.50         3/01/2014                1,050
     1,000  Duke Capital Corp., LLC                               8.00        10/01/2019                1,322
     1,000  El Paso Corp.                                         6.50         9/15/2020                1,123
     2,000  El Paso Energy Corp.(a),(c)                           5.90         4/01/2017                2,340
     2,000  El Paso Pipeline Partners Operating, LLC              6.50         4/01/2020                2,424
     5,000  El Paso Pipeline Partners Operating, LLC              5.00        10/01/2021                5,573
    19,000  Enbridge Energy Partners, LP                          8.05        10/01/2037               21,586
     1,000  Energy Transfer Partners, LP                          6.00         7/01/2013                1,019
     1,000  Energy Transfer Partners, LP                          9.70         3/15/2019                1,352
     7,550  Enterprise Products Operating, LLC                    7.03         1/15/2068                8,654
     1,000  Enterprise Products Operating, LP                     8.38         8/01/2066                1,143
     5,000  Enterprise Products Operating, LP                     7.00         6/01/2067                5,404
     2,405  Kinder Morgan Finance Co.                             5.70         1/05/2016                2,650
    12,000  NGPL PipeCo, LLC(d)                                   7.12        12/15/2017               13,140
     2,000  NuStar Logistics, LP                                  8.15         4/15/2018                2,288
     5,000  NuStar Logistics, LP(c)                               4.80         9/01/2020                4,852
     3,000  NuStar Logistics, LP(c)                               4.75         2/01/2022                2,865
     2,000  Oneok Partners, LP                                    8.63         3/01/2019                2,666
     1,000  Plains All American Pipeline, LP                      8.75         5/01/2019                1,351
     5,000  Rockies Express Pipeline, LLC(a)                      3.90         4/15/2015                5,025
     3,000  Southeast Supply Header(a)                            4.85         8/15/2014                3,122
    16,000  Southern Union Co.                                    3.33(e)     11/01/2066               13,880

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    1,000  Spectra Energy Capital, LLC                           5.90%        9/15/2013           $    1,032
     2,000  Sunoco Logistics Partners Operations, LP              8.75         2/15/2014                2,141
     3,000  Targa Resources Partners, LP(a)                       6.88         2/01/2021                3,300
     1,000  Tennessee Gas Pipeline Co.                            8.00         2/01/2016                1,193
     2,000  Tennessee Gas Pipeline Co.                            7.00        10/15/2028                2,667
     5,000  Western Gas Partners, LP(d)                           5.38         6/01/2021                5,643
                                                                                                   ----------
                                                                                                      125,312
                                                                                                   ----------
            Total Energy                                                                              212,497
                                                                                                   ----------
            FINANCIALS (23.2%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
     2,000  Mellon Bank, N.A.                                     5.45         4/01/2016                2,228
    11,000  State Street Capital Trust IV                         1.31(e)      6/15/2037                8,635
                                                                                                   ----------
                                                                                                       10,863
                                                                                                   ----------
            CONSUMER FINANCE (0.5%)
     5,000  Ally Financial, Inc.                                  4.63         6/26/2015                5,254
     8,000  American Express Co.(d)                               6.80         9/01/2066                8,530
     1,000  American Honda Finance Corp.(a)                       6.70        10/01/2013                1,040
                                                                                                   ----------
                                                                                                       14,824
                                                                                                   ----------
            DIVERSIFIED BANKS (0.9%)
     1,000  Comerica Bank                                         5.20         8/22/2017                1,150
     6,035  Compass Bank                                          6.40        10/01/2017                6,457
     3,000  First Union National Bank                             6.18         2/15/2036                3,578
     2,000  First Union National Bank, Florida                    6.18         2/15/2036                2,386
     7,500  USB Realty Corp.(a)                                   1.45(e)              -(f)             6,563
     5,000  Wells Fargo & Co.                                     3.50         3/08/2022                5,222
                                                                                                   ----------
                                                                                                       25,356
                                                                                                   ----------
            INVESTMENT BANKING & BROKERAGE (0.4%)
    10,000  Morgan Stanley                                        4.88        11/01/2022               10,268
                                                                                                   ----------
            LIFE & HEALTH INSURANCE (3.8%)
       298  Delphi Financial Group, Inc.                          7.38         5/15/2037                7,605
     2,000  Forethought Financial Group(a)                        8.63         4/15/2021                2,384
    11,500  Great-West Life & Annuity Insurance Co.(a)            7.15         5/16/2046               11,989
     3,000  Jackson National Life Global Funding(a)               5.38         5/08/2013                3,039
    13,018  Lincoln National Corp.                                7.00         5/17/2066               13,422
     5,000  MetLife Capital Trust X(a)                            9.25         4/08/2038                6,900
     8,000  MetLife, Inc.                                         6.40        12/15/2066                8,701
     1,000  Ohio National Financial Services, Inc.(a)             6.38         4/30/2020                1,151
     2,000  Ohio National Financial Services, Inc.(a)             6.63         5/01/2031                2,235
     5,000  Primerica, Inc.                                       4.75         7/15/2022                5,524
     3,000  Principal Financial Global Fund, LLC                  0.83(e)      1/10/2031                2,356
     2,000  Prudential Financial, Inc.                            6.00        12/01/2017                2,377

================================================================================

20  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$   10,000  Prudential Financial, Inc.                            5.88%        9/15/2042           $   10,525
     5,000  Prudential Holdings, LLC(a)                           7.25        12/18/2023                6,206
    20,471  StanCorp Financial Group, Inc.                        6.90         6/01/2067               20,932
     2,000  Travelers Life & Annuity(a)                           5.13         8/15/2014                2,136
                                                                                                   ----------
                                                                                                      107,482
                                                                                                   ----------
            MULTI-LINE INSURANCE (1.7%)
     2,000  American International Group, Inc.                    8.18         5/15/2058                2,610
    10,000  Genworth Financial, Inc.                              6.15        11/15/2066                8,442
    10,000  Glen Meadow(a)                                        6.51         2/12/2067                9,325
     2,000  HCC Insurance Holdings, Inc.                          6.30        11/15/2019                2,289
    20,235  Nationwide Mutual Insurance Co.(a),(d)                5.81        12/15/2024               20,437
     3,000  Unitrin, Inc.                                         6.00        11/30/2015                3,230
                                                                                                   ----------
                                                                                                       46,333
                                                                                                   ----------
            MULTI-SECTOR HOLDINGS (0.1%)
     2,500  Leucadia National Corp.                               8.13         9/15/2015                2,837
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.2%)
     1,000  Bank of America Corp.                                 8.00                 -(f)             1,128
     1,000  Bank of America Corp.                                 8.13                 -(f)             1,133
     2,000  Bank of America Corp.                                 5.63        10/14/2016                2,264
     2,000  Bank of America Corp.                                 6.10         6/15/2017                2,306
     2,000  Bank of America Corp.                                 5.75        12/01/2017                2,311
     2,000  Citigroup, Inc.                                       6.38         8/12/2014                2,156
     2,000  Countrywide Financial Corp.                           6.25         5/15/2016                2,217
     5,000  General Electric Capital Corp.                        6.25                 -(f)             5,482
     9,000  General Electric Capital Corp.                        6.38        11/15/2067                9,472
     6,440  General Electric Capital Trust I                      6.38        11/15/2067                6,815
       175  Citigroup Capital XIII Trust                          7.88        10/30/2040                4,892
     7,000  ILFC E-Capital Trust I(a)                             4.54(e)     12/21/2065                5,600
     2,000  ILFC E-Capital Trust II(a)                            6.25        12/21/2065                1,755
     3,000  International Lease Finance Corp.(a)                  6.50         9/01/2014                3,217
     2,000  JPMorgan Chase Capital XIII                           1.26(e)      9/30/2034                1,653
    10,000  JPMorgan Chase Capital XXI                            1.26(e)      2/02/2037                7,725
                                                                                                   ----------
                                                                                                       60,126
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (4.2%)
     1,000  21st Century Insurance Group                          5.90        12/15/2013                1,035
     5,000  Alleghany Corp.(c)                                    5.63         9/15/2020                5,683
     2,000  Allied World Assurance                                5.50        11/15/2020                2,221
    10,000  Allstate Corp.                                        6.13         5/15/2037               10,550
     1,535  Assured Guaranty U.S. Holdings, Inc.                  7.00         6/01/2034                1,714
     2,425  Assured Guaranty U.S. Holdings, Inc.                  6.40        12/15/2066                2,183
    10,000  BNSF Funding Trust I                                  6.61        12/15/2055               11,326
    25,000  Chubb Corp.                                           6.38         3/29/2067               27,312

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    3,000  Farmers Exchange Capital(a)                           7.05%        7/15/2028           $    3,717
     1,700  Farmers Insurance Exchange(a)                         8.63         5/01/2024                2,275
     3,000  Financial Security Assurance Holdings Ltd.(a)         6.40        12/15/2066                2,700
     6,760  Ironshore Holdings, Inc.(a),(c)                       8.50         5/15/2020                7,547
     3,000  Liberty Mutual Group, Inc.(a)                         7.00         3/15/2037                3,030
    20,010  Progressive Corp.                                     6.70         6/15/2037               21,811
     2,000  RLI Corp.                                             5.95         1/15/2014                2,079
     5,000  Travelers Companies, Inc.                             6.25         3/15/2037                5,313
     5,000  White Mountains Re Group Ltd.(a)                      6.38         3/20/2017                5,550
                                                                                                   ----------
                                                                                                      116,046
                                                                                                   ----------
            REGIONAL BANKS (3.5%)
     3,290  AmSouth Bank, N.A.                                    4.85         4/01/2013                3,313
     1,750  Bank of Oklahoma                                      1.00(e)      5/15/2017                1,683
     2,000  Chittenden Corp.                                      1.00(e)      2/14/2017                1,928
     1,000  City National Corp.                                   5.13         2/15/2013                1,001
     2,000  Cullen/Frost Bankers, Inc.                            0.84(e)      2/15/2017                1,929
     2,000  Cullen/Frost Capital Trust II                         1.86(e)      3/01/2034                1,658
     1,000  Emigrant Bancorp, Inc.(a)                             6.25         6/15/2014                  957
    10,000  Fifth Third Capital Trust IV                          6.50         4/15/2037               10,025
     2,395  First Empire Capital Trust I                          8.23         2/01/2027                2,368
     1,000  First Maryland Capital Trust I                        1.30(e)      1/15/2027                  815
     7,000  First Niagara Financial Group, Inc.                   7.25        12/15/2021                8,287
     1,000  First Tennessee Bank, N.A.                            4.63         5/15/2013                1,010
     3,000  First Tennessee Bank, N.A.                            5.65         4/01/2016                3,258
     5,000  FirstMerit Corp.(g)                                   4.35         2/04/2023                5,073
     2,000  Fulton Capital Trust I                                6.29         2/01/2036                2,006
     2,000  Key Bank, N.A.                                        5.45         3/03/2016                2,241
       750  KeyCorp Capital II                                    6.88         3/17/2029                  743
    16,000  Manufacturers & Traders Trust Co.(d)                  5.63        12/01/2021               16,320
    10,000  People's United Financial, Inc.                       3.65        12/06/2022               10,105
     5,000  PNC Preferred Funding Trust III(a)                    8.70                 -(f)             5,060
     2,000  Regions Financial Corp.                               7.75        11/10/2014                2,218
     1,000  Regions Financial Corp.                               5.75         6/15/2015                1,090
     2,000  Susquehanna Bancshares, Inc.                          2.13(e)      5/01/2014                1,959
     2,000  TCF Financial Bank                                    1.94(e)      6/15/2014                2,001
     2,000  TCF National Bank                                     5.50         2/01/2016                2,113
     5,000  UnionBanCal Corp.                                     3.50         6/18/2022                5,207
     1,000  Webster Financial Corp.                               5.13         4/15/2014                1,029
     1,000  Whitney National Bank                                 5.88         4/01/2017                1,079
     1,000  Wilmington Trust Corp.                                8.50         4/02/2018                1,251
     1,000  Zions Bancorp.                                        6.00         9/15/2015                1,067
                                                                                                   ----------
                                                                                                       98,794
                                                                                                   ----------

================================================================================

22  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            REITs - DIVERSIFIED (0.4%)
$    1,000  Liberty Property, LP                                  5.13%        3/02/2015           $    1,074
     1,000  Liberty Property, LP                                  6.63        10/01/2017                1,188
     5,000  Washington REIT                                       3.95        10/15/2022                5,024
     4,000  Washington REIT                                       5.35         5/01/2015                4,293
                                                                                                   ----------
                                                                                                       11,579
                                                                                                   ----------
            REITs - INDUSTRIAL (0.3%)
     2,500  AMB Property, LP                                      6.30         6/01/2013                2,541
     5,000  ProLogis, LP                                          6.88         3/15/2020                6,131
                                                                                                   ----------
                                                                                                        8,672
                                                                                                   ----------
            REITs - OFFICE (1.6%)
     7,000  Alexandria Real Estate Equities, Inc.                 4.60         4/01/2022                7,496
     2,000  BioMed Realty, LP(a)                                  6.13         4/15/2020                2,316
     3,000  BioMed Realty, LP                                     4.25         7/15/2022                3,090
     2,000  Boston Properties, LP                                 5.88        10/15/2019                2,384
     8,000  Boston Properties, LP                                 3.85         2/01/2023                8,398
     2,000  Brandywine Operating Partnership, LP                  7.50         5/15/2015                2,259
     1,000  Brandywine Operating Partnership, LP                  6.00         4/01/2016                1,123
     1,000  Duke Realty, LP                                       5.50         3/01/2016                1,104
     1,000  Duke Realty, LP                                       5.95         2/15/2017                1,138
     1,000  Duke Realty, LP                                       6.50         1/15/2018                1,183
     1,000  HRPT Properties Trust                                 5.75        11/01/2015                1,072
     2,000  HRPT Properties Trust                                 6.25         8/15/2016                2,200
     1,700  HRPT Properties Trust                                 6.25         6/15/2017                1,875
     1,000  HRPT Properties Trust                                 6.65         1/15/2018                1,140
     1,500  Mack-Cali Realty, LP                                  5.80         1/15/2016                1,674
     1,000  Mack-Cali Realty, LP                                  7.75         8/15/2019                1,264
     1,000  Reckson Operating Partnership, LP                     6.00         3/31/2016                1,100
     5,000  Wells Operating Partnership II, LP                    5.88         4/01/2018                5,158
                                                                                                   ----------
                                                                                                       45,974
                                                                                                   ----------
            REITs - RESIDENTIAL (0.8%)
     5,550  AvalonBay Communities, Inc.                           2.85         3/15/2023                5,411
     1,330  BRE Properties, Inc.                                  5.50         3/15/2017                1,510
     1,965  ERP Operating, LP                                     6.58         4/13/2015                2,205
     2,000  UDR, Inc.                                             5.25         1/15/2015                2,152
    10,000  UDR, Inc.                                             4.63         1/10/2022               10,985
                                                                                                   ----------
                                                                                                       22,263
                                                                                                   ----------
            REITs - RETAIL (0.8%)
     2,000  Developers Diversified Realty Corp.                   5.50         5/01/2015                2,169
     1,000  Federal Realty Investment Trust                       6.20         1/15/2017                1,165
     3,000  Federal Realty Investment Trust                       3.00         8/01/2022                2,937
     1,000  National Retail Properties, Inc.                      6.88        10/15/2017                1,202

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    1,000  Pan Pacific Retail Properties, Inc.                   5.25%        9/01/2015           $    1,100
     2,000  Realty Income Corp.                                   5.95         9/15/2016                2,291
     2,000  Realty Income Corp.                                   5.75         1/15/2021                2,329
     2,100  Realty Income Corp.                                   3.25        10/15/2022                2,050
     2,000  Regency Centers, LP                                   5.88         6/15/2017                2,299
     1,000  Simon Property Group, LP                              6.10         5/01/2016                1,148
     4,000  Weingarten Realty Investors                           4.86         1/15/2014                4,131
                                                                                                   ----------
                                                                                                       22,821
                                                                                                   ----------
            REITs - SPECIALIZED (1.6%)
     5,000  American Tower Corp.                                  5.90        11/01/2021                5,896
     6,000  Entertainment Properties Trust                        7.75         7/15/2020                7,031
     2,000  Health Care Property Investors, Inc.                  6.30         9/15/2016                2,323
     2,000  Health Care REIT, Inc.                                4.70         9/15/2017                2,235
     3,000  Health Care REIT, Inc.                                6.13         4/15/2020                3,505
     2,000  Health Care REIT, Inc.                                4.95         1/15/2021                2,205
     5,000  Healthcare Realty Trust                               6.50         1/17/2017                5,710
     1,000  Hospitality Properties Trust                          5.13         2/15/2015                1,049
     1,000  Host Hotels & Resorts, LP                             9.00         5/15/2017                1,068
     1,000  Host Hotels & Resorts, LP                             5.88         6/15/2019                1,091
     2,000  Nationwide Health Properties, Inc.                    6.90        10/01/2037                2,425
     6,000  Senior Housing Properties Trust                       6.75         4/15/2020                6,866
     2,000  Senior Housing Properties Trust                       6.75        12/15/2021                2,302
                                                                                                   ----------
                                                                                                       43,706
                                                                                                   ----------
            Total Financials                                                                          647,944
                                                                                                   ----------
            HEALTH CARE (1.1%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
     1,000  Baxter International, Inc.                            4.00         3/01/2014                1,037
     1,990  Hologic, Inc.(b)                                      4.50         8/01/2019                2,019
                                                                                                   ----------
                                                                                                        3,056
                                                                                                   ----------
            HEALTH CARE FACILITIES (0.2%)
     2,000  HCA, Inc.                                             8.50         4/15/2019                2,230
     3,000  HCA, Inc.                                             7.25         9/15/2020                3,337
       500  Health Management Associates, Inc.                    7.38         1/15/2020                  552
                                                                                                   ----------
                                                                                                        6,119
                                                                                                   ----------
            HEALTH CARE SERVICES (0.0%)
     1,000  Laboratory Corp. of America                           5.63        12/15/2015                1,125
                                                                                                   ----------
            MANAGED HEALTH CARE (0.1%)
     2,000  Highmark, Inc.(a)                                     6.80         8/15/2013                2,046
                                                                                                   ----------
            PHARMACEUTICALS (0.7%)
     1,000  Hospira, Inc.                                         6.40         5/15/2015                1,112

================================================================================

24  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    1,000  Hospira, Inc.                                         6.05%        3/30/2017           $    1,155
     1,000  Mylan, Inc.(a)                                        7.63         7/15/2017                1,119
     1,000  Mylan, Inc.(a)                                        7.88         7/15/2020                1,169
    15,000  Zoetis, Inc.(a)                                       3.25         2/01/2023               14,924
                                                                                                   ----------
                                                                                                       19,479
                                                                                                   ----------
            Total Health Care                                                                          31,825
                                                                                                   ----------
            INDUSTRIALS (3.4%)
            ------------------
            AEROSPACE & DEFENSE (0.7%)
    10,000  L-3 Communications Corp.(d)                           5.20        10/15/2019               11,412
     2,000  Textron Financial Corp.                               5.40         4/28/2013                2,016
     5,000  United Technologies Corp.                             3.10         6/01/2022                5,180
                                                                                                   ----------
                                                                                                       18,608
                                                                                                   ----------
            AIRLINES (1.2%)
       244  America West Airlines, Inc. Pass-Through Trust        6.87         1/02/2017                  255
     1,389  America West Airlines, Inc. Pass-Through Trust (INS)  7.93         1/02/2019                1,483
     2,044  American Airlines, Inc. Pass-Through Trust           10.38         7/02/2019                2,120
     4,151  Continental Airlines, Inc. Pass-Through Trust(c)      9.00         7/08/2016                4,773
       840  Continental Airlines, Inc. Pass-Through Trust         6.55         2/02/2019                  922
     1,039  Continental Airlines, Inc. Pass-Through Trust (INS)   6.24         3/15/2020                1,094
    11,000  Continental Airlines, Inc. Pass-Through Trust(d)      4.15         4/11/2024               11,440
     1,923  US Airways Group, Inc. Pass-Through Trust (INS)       7.08         3/20/2021                2,000
     4,516  US Airways Group, Inc. Pass-Through Trust             6.25         4/22/2023                4,922
     2,830  US Airways Group, Inc. Pass-Through Trust             7.13        10/22/2023                3,220
                                                                                                   ----------
                                                                                                       32,229
                                                                                                   ----------
            BUILDING PRODUCTS (0.1%)
     1,000  Building Materials Corp.(a)                           7.00         2/15/2020                1,095
     1,000  USG Corp.                                             6.30        11/15/2016                1,057
     1,000  USG Corp.                                             9.75         1/15/2018                1,175
                                                                                                   ----------
                                                                                                        3,327
                                                                                                   ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
     1,000  Paccar, Inc.                                          6.88         2/15/2014                1,063
     2,481  Terex Corp.(b)                                        4.50         4/28/2017                2,521
                                                                                                   ----------
                                                                                                        3,584
                                                                                                   ----------
            INDUSTRIAL CONGLOMERATES (0.0%)
     1,373  Tomkins, LLC(b)                                       4.25         9/29/2016                1,389
                                                                                                   ----------
            INDUSTRIAL MACHINERY (0.1%)
     1,500  SPX Corp.                                             6.88         9/01/2017                1,684
                                                                                                   ----------
            RAILROADS (0.1%)
     2,792  Southern Capital Corp.(a)                             5.70         6/30/2022                2,938
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            SECURITY & ALARM SERVICES (0.2%)
$    2,000  Corrections Corp. of America                          7.75%        6/01/2017           $    2,117
     2,000  GEO Group, Inc.                                       7.75        10/15/2017                2,160
                                                                                                   ----------
                                                                                                        4,277
                                                                                                   ----------
            TRUCKING (0.9%)
     1,000  ERAC USA Finance, LLC(a)                              6.20        11/01/2016                1,161
     5,000  ERAC USA Finance, LLC(a)                              3.30        10/15/2022                4,973
    20,000  Penske Truck Leasing Co., LP(a)                       4.25         1/17/2023               19,984
                                                                                                   ----------
                                                                                                       26,118
                                                                                                   ----------
            Total Industrials                                                                          94,154
                                                                                                   ----------
            MATERIALS (2.2%)
            ----------------
            ALUMINUM (0.4%)
    10,000  Alcoa, Inc.                                           5.40         4/15/2021               10,395
                                                                                                   ----------
            COMMODITY CHEMICALS (0.0%)
       421  Sweetwater Investors, LLC(a)                          5.88         5/15/2014                  417
                                                                                                   ----------
            CONSTRUCTION MATERIALS (0.1%)
     3,450  Vulcan Materials Co.                                  6.40        11/30/2017                3,812
                                                                                                   ----------
            DIVERSIFIED CHEMICALS (0.1%)
     2,000  Dow Chemical Co.                                      5.90         2/15/2015                2,204
     1,000  E.I. du Pont de Nemours and Co.                       6.00         7/15/2018                1,230
                                                                                                   ----------
                                                                                                        3,434
                                                                                                   ----------
            METAL & GLASS CONTAINERS (0.1%)
     1,000  Ball Corp.                                            5.00         3/15/2022                1,065
                                                                                                   ----------
            PAPER PACKAGING (0.4%)
     5,000  Rock-Tenn Co.(a)                                      4.45         3/01/2019                5,353
     5,153  Sealed Air Corp.(a)                                   6.88         7/15/2033                4,973
                                                                                                   ----------
                                                                                                       10,326
                                                                                                   ----------
            PAPER PRODUCTS (0.5%)
     1,000  Clearwater Paper Corp.                                7.13        11/01/2018                1,095
     3,000  Georgia Pacific, LLC                                  7.25         6/01/2028                3,902
     3,000  International Paper Co.                               7.50         8/15/2021                3,904
     5,000  International Paper Co.                               4.75         2/15/2022                5,581
                                                                                                   ----------
                                                                                                       14,482
                                                                                                   ----------
            STEEL (0.6%)
     2,000  Allegheny Technologies, Inc.                          9.38         6/01/2019                2,610
    10,000  Allegheny Technologies, Inc.                          5.95         1/15/2021               11,164
     2,000  Carpenter Technology Corp.                            5.20         7/15/2021                2,122
                                                                                                   ----------
                                                                                                       15,896
                                                                                                   ----------
            Total Materials                                                                            59,827
                                                                                                   ----------

================================================================================

26  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (2.0%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
$    2,000  CenturyLink, Inc.                                     6.45%        6/15/2021           $    2,187
     5,000  CenturyLink, Inc.                                     5.80         3/15/2022                5,241
     3,301  Frontier Communications Corp.                         8.25         4/15/2017                3,837
     4,000  Qwest Communications International                    7.13         4/01/2018                4,188
     6,000  Qwest Corp.                                           6.75        12/01/2021                6,974
       200  Qwest Corp.                                           7.38         6/01/2051                5,414
     1,000  Verizon Communications, Inc.                          5.25         4/15/2013                1,010
     2,000  Windstream Corp.                                      7.88        11/01/2017                2,295
                                                                                                   ----------
                                                                                                       31,146
                                                                                                   ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.9%)
    15,000  CC Holdings GS V, LLC(a)                              3.85         4/15/2023               14,986
     4,175  iPCS, Inc.                                            3.69(e)      5/01/2014                4,180
     1,500  SBA Telecommunications, Inc.(a)                       5.75         7/15/2020                1,581
     3,000  Verizon Wireless Capital, LLC                         5.55         2/01/2014                3,138
                                                                                                   ----------
                                                                                                       23,885
                                                                                                   ----------
            Total Telecommunication Services                                                           55,031
                                                                                                   ----------
            UTILITIES (9.8%)
            ----------------
            ELECTRIC UTILITIES (4.2%)
     1,000  Ameren Illinois Co.                                   6.13        11/15/2017                1,203
     2,000  Ameren Illinois Power Co.                             9.75        11/15/2018                2,751
     1,000  Baltimore Gas and Electric Co.                        5.90        10/01/2016                1,163
     4,754  Bruce Mansfield Unit 1 & 2 2007 Pass-Through Trust    6.85         6/01/2034                5,190
     1,045  Carolina Power & Light Co.                            6.13         9/15/2033                1,306
     2,000  Cleveland Electric Illuminating Co.                   8.88        11/15/2018                2,664
     2,000  Commonwealth Edison Co.                               5.80         3/15/2018                2,407
     1,000  Duke Energy Carolinas, LLC                            5.75        11/15/2013                1,042
    13,000  Duquesne Light Holdings, Inc.(a)                      6.40         9/15/2020               15,567
     3,500  Duquesne Light Holdings, Inc.(a)                      5.90        12/01/2021                4,086
     2,225  Entergy Texas, Inc.                                   3.60         6/01/2015                2,329
       516  FPL Energy National Wind, LLC(a)                      5.61         3/10/2024                  493
    14,000  FPL Group Capital, Inc.                               6.35        10/01/2066               14,992
     1,000  FPL Group Capital, Inc.                               7.30         9/01/2067                1,131
     3,000  Great Plains Energy, Inc.                             6.88         9/15/2017                3,621
     2,000  Indiana Michigan Power Co.                            7.00         3/15/2019                2,516
     2,320  ITC Holdings Corp.(a)                                 5.25         7/15/2013                2,355
     2,000  Metropolitan Edison Co.                               7.70         1/15/2019                2,530
     1,000  Nevada Power Co.                                      6.50         5/15/2018                1,242
     3,000  NV Energy, Inc.                                       6.25        11/15/2020                3,587
     2,000  Oglethorpe Power Corp.                                6.10         3/15/2019                2,451

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    2,000  Otter Tail Corp.                                      9.00%       12/15/2016           $    2,350
    20,500  PPL Capital Funding, Inc.                             6.70         3/30/2067               21,852
     1,000  PSI Energy, Inc.                                      6.05         6/15/2016                1,145
     3,000  Public Service Co. of New Mexico                      7.95         5/15/2018                3,616
     1,000  Public Service Co. of Oklahoma                        6.15         8/01/2016                1,158
     5,000  Southern California Edison Co.                        6.25                 -(f)             5,549
     4,000  Texas - New Mexico Power Co.(a)                       9.50         4/01/2019                5,455
     2,817  Texas Competitive Electric Holdings Co., LLC(b)       4.74        10/10/2017                1,865
       488  Tristate General & Transport Association(a)           6.04         1/31/2018                  537
                                                                                                   ----------
                                                                                                      118,153
                                                                                                   ----------
            GAS UTILITIES (1.6%)
     2,000  AGL Capital Corp.                                     6.38         7/15/2016                2,344
     2,000  Atmos Energy Corp.                                    6.35         6/15/2017                2,400
     1,000  Atmos Energy Corp.                                    8.50         3/15/2019                1,349
     2,000  Florida Gas Transmission Co.(a)                       7.90         5/15/2019                2,547
     3,000  Florida Gas Transmission Co.(a)                       5.45         7/15/2020                3,459
     3,000  Gulfstream Natural Gas(a)                             6.95         6/01/2016                3,525
     4,000  National Fuel Gas Co.                                 4.90        12/01/2021                4,347
     1,000  National Fuel Gas Co.                                 7.38         6/13/2025                1,264
     3,000  ONEOK, Inc.                                           4.25         2/01/2022                3,206
     1,000  Questar Pipeline Co.                                  5.83         2/01/2018                1,166
     2,000  Sempra Energy                                         9.80         2/15/2019                2,814
    13,110  SourceGas, LLC(a)                                     5.90         4/01/2017               14,196
     1,000  Southern Star Central Gas Pipeline, Inc.(a)           6.00         6/01/2016                1,111
                                                                                                   ----------
                                                                                                       43,728
                                                                                                   ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
     2,000  DPL, Inc.                                             6.50        10/15/2016                2,110
     2,680  IPALCO Enterprises, Inc.(a)                           7.25         4/01/2016                3,015
     4,500  IPALCO Enterprises, Inc.                              5.00         5/01/2018                4,815
     2,000  Reliant Energy, Inc.                                  7.63         6/15/2014                2,150
                                                                                                   ----------
                                                                                                       12,090
                                                                                                   ----------
            MULTI-UTILITIES (3.5%)
     1,000  Ameren Corp.                                          8.88         5/15/2014                1,088
     3,000  Black Hills Corp.                                     5.88         7/15/2020                3,419
     1,000  CenterPoint Energy Resources Corp.                    5.95         1/15/2014                1,046
     2,000  CMS Energy Corp.                                      6.25         2/01/2020                2,371
     3,000  CMS Energy Corp.                                      5.05         3/15/2022                3,358
     5,000  Consumers Energy Co.                                  2.85         5/15/2022                5,098
     1,000  Dominion Resources, Inc.                              8.88         1/15/2019                1,366
     6,050  Dominion Resources, Inc.                              7.50         6/30/2066                6,721
    10,000  Dominion Resources, Inc.                              2.61(e)      9/30/2066                9,409
    16,663  Integrys Energy Group, Inc.                           6.11        12/01/2066               17,720

================================================================================

28  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    1,000  NiSource Finance Corp.                                6.40%        3/15/2018           $    1,197
     1,000  Puget Sound Energy, Inc.                              6.75         1/15/2016                1,143
    20,500  Puget Sound Energy, Inc.                              6.97         6/01/2067               21,769
    19,000  Wisconsin Energy Corp.                                6.25         5/15/2067               20,682
                                                                                                   ----------
                                                                                                       96,387
                                                                                                   ----------
            WATER UTILITIES (0.1%)
     2,000  American Water Capital Corp.                          6.09        10/15/2017                2,390
                                                                                                   ----------
            Total Utilities                                                                           272,748
                                                                                                   ----------
            Total Corporate Obligations (cost: $1,313,976)                                          1,442,849
                                                                                                   ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (14.2%)

            CONSUMER DISCRETIONARY (0.1%)
            -----------------------------
            CABLE & SATELLITE (0.1%)
     1,000  Virgin Media Finance plc                              8.38        10/15/2019                1,136
     2,000  Virgin Media Secured Finance plc                      6.50         1/15/2018                2,150
                                                                                                   ----------
                                                                                                        3,286
                                                                                                   ----------
            Total Consumer Discretionary                                                                3,286
                                                                                                   ----------
            CONSUMER STAPLES (1.1%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
     7,000  Viterra, Inc.(a)                                      5.95         8/01/2020                7,474
                                                                                                   ----------
            BREWERS (0.2%)
     5,000  SABMiller Holdings, Inc.(a)                           3.75         1/15/2022                5,320
                                                                                                   ----------
            DISTILLERS & VINTNERS (0.2%)
     5,000  Pernod Ricard S.A.(a)                                 2.95         1/15/2017                5,228
                                                                                                   ----------
            FOOD RETAIL (0.0%)
     1,125  Ahold Lease USA, Inc.                                 7.82         1/02/2020                1,288
                                                                                                   ----------
            TOBACCO (0.4%)
    10,000  BAT International Finance plc(a)                      3.25         6/07/2022               10,273
                                                                                                   ----------
            Total Consumer Staples                                                                     29,583
                                                                                                   ----------
            ENERGY (1.6%)
            -------------
            INTEGRATED OIL & GAS (0.0%)
     1,000  Husky Energy, Inc.                                    7.25        12/15/2019                1,297
                                                                                                   ----------
            OIL & GAS DRILLING (0.5%)
     5,000  Nabors Industries, Inc.                               4.63         9/15/2021                5,141
     2,469  QGOG Atlantic/Alaskan Rigs Ltd.(a)                    5.25         7/30/2018                2,580
     5,000  Transocean, Inc.                                      5.05        12/15/2016                5,588
                                                                                                   ----------
                                                                                                       13,309
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
$    2,000  SESI, LLC                                             7.13%       12/15/2021           $    2,235
     2,000  Weatherford International Ltd.                        9.63         3/01/2019                2,610
                                                                                                   ----------
                                                                                                        4,845
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     1,500  Talisman Energy, Inc.                                 7.75         6/01/2019                1,936
     2,000  Woodside Finance Ltd.(a)                              4.60         5/10/2021                2,208
                                                                                                   ----------
                                                                                                        4,144
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.7%)
     1,275  Nakilat, Inc.(a)                                      6.07        12/31/2033                1,587
     2,000  TransCanada Pipelines Ltd.                            7.13         1/15/2019                2,558
    14,860  TransCanada Pipelines Ltd.                            6.35         5/15/2067               15,855
                                                                                                   ----------
                                                                                                       20,000
                                                                                                   ----------
            Total Energy                                                                               43,595
                                                                                                   ----------
            FINANCIALS (7.6%)
            -----------------
            CONSUMER FINANCE (0.2%)
     5,000  Daimler Finance N.A., LLC                             2.25         7/31/2019                4,995
                                                                                                   ----------
            DIVERSIFIED BANKS (3.0%)
    12,450  Barclays Bank plc                                     0.69(e)              -(f)             6,717
     8,340  Barclays Bank plc                                     0.94(e)              -(f)             4,337
     3,000  BayernLB Capital Trust l                              6.20                 -(f)             1,710
    20,000  HSBC Bank plc                                         0.75(e)              -(f)            11,200
     2,000  LBG Capital No.1 plc                                  8.00                 -(f)             2,143
     3,000  LBG Capital No.1 plc                                  7.88        11/01/2020                3,318
     1,000  Lloyds TSB Bank plc(a)                                4.38         1/12/2015                1,064
     5,000  Lloyds TSB Bank plc                                   4.20         3/28/2017                5,522
     2,000  National Capital Trust II(a)                          5.49                 -(f)             2,020
     2,000  Nordea Bank AB(a)                                     5.42                 -(f)             2,015
    10,000  Nordea Bank AB                                        4.25         9/21/2022               10,139
     5,000  Rabobank Nederland                                    3.95        11/09/2022                5,012
    10,000  Rabobank Nederland Utrect                             3.88         2/08/2022               10,597
     4,000  Royal Bank of Scotland Group plc                      7.64                 -(f)             3,720
    10,000  Royal Bank of Scotland Group plc                      9.50         3/16/2022               11,856
     1,000  Standard Chartered Bank(a)                            6.40         9/26/2017                1,172
     1,000  Westpac Capital Trust IV(a)                           5.26                 -(f)             1,020
                                                                                                   ----------
                                                                                                       83,562
                                                                                                   ----------
            DIVERSIFIED CAPITAL MARKETS (0.1%)
     5,000  Deutsche Bank Capital Trust IV                        4.59(e)              -(f)             3,875
                                                                                                   ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
     4,500  Brookfield Asset Management, Inc.                     5.80         4/25/2017                5,056
                                                                                                   ----------

================================================================================

30  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            MULTI-LINE INSURANCE (1.2%)
$    1,500  AXA S.A.                                              2.25%(e)              -(f)       $      997
     2,000  AXA S.A.(a)                                           6.46                  -(f)            2,000
    15,000  Oil Insurance Ltd.(a)                                 3.29(e)               -(f)           13,006
    15,000  ZFS Finance USA Trust II(a)                           6.45         12/15/2065              16,125
                                                                                                   ----------
                                                                                                       32,128
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
     7,000  ING Bank N.V.(a)                                      3.75          3/07/2017               7,486
     4,000  ING Groep N.V.                                        5.78                  -(f)            3,840
        36  ING Groep N.V.                                        7.20                  -(f)              916
        27  ING Groep N.V.                                        7.38                  -(f)              671
        58  ING Groep N.V.                                        8.50                  -(f)            1,504
                                                                                                   ----------
                                                                                                       14,417
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (1.2%)
     2,000  Allied World Assurance Holdings Ltd.                  7.50          8/01/2016               2,375
     3,000  Catlin Insurance Co. Ltd.(a)                          7.25                  -(f)            3,075
    13,291  QBE Capital Funding III, LP(a)                        7.25          5/24/2041              13,778
     9,000  QBE Insurance Group Ltd.(a)                           5.65          7/01/2023               8,953
     5,000  XL Capital Ltd.                                       6.50                  -(f)            4,831
                                                                                                   ----------
                                                                                                       33,012
                                                                                                   ----------
            REGIONAL BANKS (0.5%)
    15,000  RBS Citizens Financial Group, Inc.(a)                 4.15          9/28/2022              15,226
                                                                                                   ----------
            REINSURANCE (0.6%)
     5,624  Max USA Holdings Ltd.(a)                              7.20          4/14/2017               5,905
     5,000  Platinum Underwriters Finance, Inc.                   7.50          6/01/2017               5,565
     5,000  Swiss Re Capital I, LP(a)                             6.85                  -(f)            5,337
                                                                                                   ----------
                                                                                                       16,807
                                                                                                   ----------
            REITs - RETAIL (0.1%)
     2,000  WEA Finance(a)                                        5.75          9/02/2015               2,224
                                                                                                   ----------
            Total Financials                                                                          211,302
                                                                                                   ----------
            HEALTH CARE (0.1%)
            ------------------
            PHARMACEUTICALS (0.1%)
     2,000  Valeant Pharmaceuticals(a)                            6.88         12/01/2018               2,130
                                                                                                   ----------
            INDUSTRIALS (1.4%)
            ------------------
            AIR FREIGHT & LOGISTICS (0.4%)
    10,000  Sydney Airport Finance Co. Pty. Ltd.(a)               3.90          3/22/2023              10,026
                                                                                                   ----------
            AIRPORT SERVICES (0.4%)
    10,000  BAA Funding Ltd.(a)                                   4.88          7/15/2021              10,894
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            INDUSTRIAL CONGLOMERATES (0.4%)
$    8,000  Hutchison Whampoa Ltd.(a)                             6.00%                 -(f)       $    8,500
     2,000  Hutchison Whampoa Ltd.(a)                             4.63          1/13/2022               2,176
     1,000  Siemens Financieringsmat(a)                           6.13          8/17/2026               1,292
                                                                                                   ----------
                                                                                                       11,968
                                                                                                   ----------
            INDUSTRIAL MACHINERY (0.1%)
     2,000  Ingersoll-Rand GL Holding Co.                         9.50          4/15/2014               2,194
                                                                                                   ----------
            RAILROADS (0.1%)
     4,261  Asciano Finance Ltd.(a)                               4.63          9/23/2020               4,375
                                                                                                   ----------
            Total Industrials                                                                          39,457
                                                                                                   ----------
            INFORMATION TECHNOLOGY (0.4%)
            -----------------------------
            APPLICATION SOFTWARE (0.2%)
     4,988  Magic Newco, LLC(b)                                   7.25         12/12/2018               5,077
                                                                                                   ----------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
     5,000  Tyco Electronics Group S.A.                           3.50          2/03/2022               5,073
                                                                                                   ----------
            SEMICONDUCTORS (0.1%)
     1,282  NXP BV/NXP Funding, LLC(a)                            9.75          8/01/2018               1,481
                                                                                                   ----------
            Total Information Technology                                                               11,631
                                                                                                   ----------
            MATERIALS (1.4%)
            ----------------
            CONSTRUCTION MATERIALS (0.2%)
     2,000  CRH America, Inc.                                     6.00          9/30/2016               2,256
     3,000  CRH America, Inc.                                     5.75          1/15/2021               3,335
                                                                                                   ----------
                                                                                                        5,591
                                                                                                   ----------
            DIVERSIFIED METALS & MINING (0.5%)
     5,000  Anglo American Capital plc(a)                         2.63          9/27/2017               5,074
     2,000  Glencore Funding, LLC(a)                              6.00          4/15/2014               2,105
     3,000  Noranda, Inc.                                         6.00         10/15/2015               3,335
     3,000  Rio Tinto Finance (USA) Ltd.                          8.95          5/01/2014               3,304
                                                                                                   ----------
                                                                                                       13,818
                                                                                                   ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     3,000  Incitec Pivot Finance, LLC(a)                         6.00         12/10/2019               3,387
                                                                                                   ----------
            GOLD (0.1%)
     2,000  Barrick Gold Corp.                                    6.95          4/01/2019               2,494
                                                                                                   ----------
            METAL & GLASS CONTAINERS (0.0%)
     1,000  Ardagh Packaging Finance plc(a)                       7.38         10/15/2017               1,105
                                                                                                   ----------
            PAPER PACKAGING (0.1%)
     3,000  Smurfit Kappa Acquisitions(a)                         4.88          9/15/2018               3,105
                                                                                                   ----------

================================================================================

32  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                             COUPON                               VALUE
(000)       SECURITY                                                RATE         MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
            STEEL (0.4%)
$    1,000  ArcelorMittal                                           9.50%         2/15/2015        $    1,128
     3,000  ArcelorMittal                                           6.13          6/01/2018             3,207
     2,000  ArcelorMittal                                           6.00          3/01/2021             2,105
     4,000  ArcelorMittal                                           6.75          2/25/2022             4,407
                                                                                                   ----------
                                                                                                       10,847
                                                                                                   ----------
            Total Materials                                                                            40,347
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (0.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
     2,000  Telecom Italia Capital                                  5.25         11/15/2013             2,058
                                                                                                   ----------
            UTILITIES (0.4%)
            ----------------
            ELECTRIC UTILITIES (0.3%)
    10,000  Electricite De France(a)                                5.25(e)       1/29/2023             9,804
                                                                                                   ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     2,000  Transalta Corp.                                         4.75          1/15/2015             2,119
                                                                                                   ----------
            Total Utilities                                                                            11,923
                                                                                                   ----------
            Total Eurodollar and Yankee Obligations (cost: $369,783)                                  395,312
                                                                                                   ----------
            ASSET-BACKED SECURITIES (2.2%)

            FINANCIALS (2.2%)
            -----------------
            ASSET-BACKED FINANCING (2.2%)
     5,000  AESOP Funding II, LLC                                   6.74          5/20/2016             5,501
     3,000  American Express Credit Account Master Trust(a)         0.56(e)       9/15/2016             2,997
     4,405  Bank One Issuance Trust                                 4.77          2/16/2016             4,471
     2,000  Bank One Issuance Trust                                 1.01(e)       2/15/2017             2,005
     1,680  CenterPoint Energy Transition Bond Co. III, LLC         4.19          2/01/2020             1,791
     2,162  Centre Point Funding, LLC(a)                            5.43          7/20/2016             2,322
     5,000  CIT Equipment Collateral(a)                             3.41          9/20/2016             5,025
     1,000  Citibank Credit Card Issuance Trust                     5.50          3/24/2017             1,088
     1,000  Citibank Credit Card Issuance Trust                     5.65          9/20/2019             1,201
     5,000  GE Capital Credit Card Master Note Trust                4.47          3/15/2020             5,675
     1,000  Hertz Vehicle Financing, LLC(a)                         4.26          3/25/2014             1,004
     5,000  Hertz Vehicle Financing, LLC(a)                         5.93          3/25/2016             5,338
     2,000  Hertz Vehicle Financing, LLC                            6.44          2/25/2019             2,292
     5,289  SLM Student Loan Trust                                  0.66(e)       4/25/2025             4,781
     6,045  SLM Student Loan Trust                                  0.68(e)       4/25/2025             5,492
     1,479  SLM Student Loan Trust                                  0.50(e)      10/27/2025             1,261
     1,450  SLM Student Loan Trust                                  0.85(e)      10/25/2038             1,165
     1,766  Trinity Rail Leasing, LP (INS)(h)                       5.27          8/14/2027             1,942

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    4,017  Trinity Rail Leasing, LP(a),(h)                       5.90%         5/14/2036          $    4,541
                                                                                                   ----------
                                                                                                       59,892
                                                                                                   ----------
            Total Financials                                                                           59,892
                                                                                                   ----------
            Total Asset-Backed Securities (cost: $54,689)                                              59,892
                                                                                                   ----------
            COMMERCIAL MORTGAGE SECURITIES (18.1%)

            FINANCIALS (18.1%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (17.2%)
       870  Banc of America Commercial Mortgage, Inc.             6.56          4/11/2037                 876
     3,342  Banc of America Commercial Mortgage, Inc.             4.99         11/10/2042               3,582
     1,000  Banc of America Commercial Mortgage, Inc.             5.26         11/10/2042               1,012
     1,113  Banc of America Commercial Mortgage, Inc.             4.51         12/10/2042               1,125
     2,400  Banc of America Commercial Mortgage, Inc.             4.95          7/10/2043               2,584
     2,394  Banc of America Commercial Mortgage, Inc.             5.72          5/10/2045               2,525
     2,000  Banc of America Commercial Mortgage, Inc.             5.77          5/10/2045               2,251
     5,211  Banc of America Commercial Mortgage, Inc.             5.00          7/10/2045               5,676
     7,523  Banc of America Commercial Mortgage, Inc.             5.18         10/10/2045               8,297
     3,000  Banc of America Commercial Mortgage, Inc.             5.33         10/10/2045               3,154
     4,787  Banc of America Commercial Mortgage, Inc.             5.35          9/10/2047               5,326
       311  Banc of America Commercial Mortgage, Inc.(a)          5.46          9/10/2047                 321
       913  Banc of America Commercial Mortgage, Inc.(a)          5.50          9/10/2047                 946
     7,758  Banc of America Commercial Mortgage, Inc.(a)          6.14          9/10/2047               8,067
     5,980  Banc of America Commercial Mortgage, Inc.             6.20          2/10/2051               6,813
     3,000  BCRR Trust(a)                                         5.86          7/17/2040               3,534
     1,500  Bear Stearns Commercial Mortgage Securities, Inc.(a)  6.00          6/16/2030               1,515
     1,837  Bear Stearns Commercial Mortgage Securities, Inc.     5.47          4/12/2038               1,870
     4,480  Bear Stearns Commercial Mortgage Securities, Inc.     5.00          2/11/2041               4,534
     1,604  Bear Stearns Commercial Mortgage Securities, Inc.     5.53         10/12/2041               1,640
       114  Bear Stearns Commercial Mortgage Securities, Inc.     4.82          2/13/2042                 114
     3,000  Bear Stearns Commercial Mortgage Securities, Inc.     4.99          9/11/2042               3,055
     6,000  Bear Stearns Commercial Mortgage Securities, Inc.     5.33          2/11/2044               6,810
     7,000  CFCRE Commercial Mortgage Trust(a)                    5.75         12/15/2047               8,528
     4,705  Citigroup Commercial Mortgage Securities, Inc.        5.72          3/15/2049               5,279
     1,620  Citigroup Commercial Mortgage Trust                   4.83          5/15/2043               1,741
     2,300  Citigroup Commercial Mortgage Trust                   5.23          7/15/2044               2,538
     5,000  Citigroup Commercial Mortgage Trust                   5.40          7/15/2044               5,307
     5,000  Citigroup Commercial Mortgage Trust                   6.10         12/10/2049               5,705
     1,334  Citigroup Commercial Mortgage Trust(a)                4.83          9/20/2051               1,345
     5,000  Citigroup Deutsche Bank Commercial Mortgage Trust     5.55          1/15/2046               5,469
     2,982  Commercial Mortgage Asset Trust                       6.98          1/17/2032               2,997
     1,000  Commercial Mortgage Asset Trust                       7.64         11/17/2032               1,055
     3,000  Commercial Mortgage Loan Trust                        5.54         12/11/2049               3,379

================================================================================

34  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                              VALUE
(000)       SECURITY                                                 RATE         MATURITY              (000)
-------------------------------------------------------------------------------------------------------------
$      908  Commercial Mortgage Trust                                4.58%        10/15/2037        $     909
     5,000  Commercial Mortgage Trust                                5.12          6/10/2044            5,475
     5,000  Commercial Mortgage Trust                                5.54         12/11/2049            5,762
     3,000  Credit Suisse Commercial Mortgage Trust                  5.55          2/15/2039            3,259
     4,956  Credit Suisse Commercial Mortgage Trust                  5.60          2/15/2039            5,523
     5,000  Credit Suisse Commercial Mortgage Trust                  5.38          2/15/2040            5,526
     1,438  Credit Suisse First Boston Mortgage Capital              5.71          2/15/2039            1,455
     4,000  Credit Suisse First Boston Mortgage Securities Corp.     5.11          7/15/2036            4,211
     5,000  Credit Suisse First Boston Mortgage Securities Corp.(a)  4.96          1/15/2037            5,045
     6,000  Credit Suisse First Boston Mortgage Securities Corp.     4.73          7/15/2037            6,498
       888  Credit Suisse First Boston Mortgage Securities Corp.     5.10          8/15/2038              889
     4,555  Credit Suisse First Boston Mortgage Securities Corp.     5.10          8/15/2038            4,947
     1,000  Credit Suisse First Boston Mortgage Securities Corp.     4.82         10/15/2039            1,027
     1,950  DB-UBS Mortgage Trust                                    5.57          8/10/2044            2,292
     5,000  GE Capital Commercial Mortgage Corp.                     5.33          3/10/2044            4,976
     5,000  GE Capital Commercial Mortgage Corp.                     5.07          7/10/2045            5,407
     1,200  GE Capital Commercial Mortgage Corp.                     5.33         11/10/2045            1,206
     2,745  GE Capital Commercial Mortgage Corp.                     5.51         11/10/2045            3,008
     1,426  GMAC Commercial Mortgage Securities, Inc.                6.50          5/15/2035            1,448
     2,000  GMAC Commercial Mortgage Securities, Inc.                4.75          5/10/2043            2,153
     2,829  GMAC Commercial Mortgage Securities, Inc.                4.81          5/10/2043            2,723
     5,000  Greenwich Capital Commercial Funding Corp.               5.88          7/10/2038            5,629
     2,000  Greenwich Capital Commercial Funding Corp.               5.44          3/10/2039            2,288
     7,195  GS Mortgage Securities Corp. II                          5.62          4/10/2038            7,959
     2,000  GS Mortgage Securities Corp. II                          5.53          8/10/2038            2,064
     4,500  GS Mortgage Securities Corp. II                          4.78          7/10/2039            4,528
     3,000  GS Mortgage Securities Corp. II                          4.95          1/10/2045            3,501
     4,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                       4.99          9/12/2037            4,211
     5,540  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                       4.84          7/15/2042            5,698
     3,200  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                       5.00         10/15/2042            3,477
     8,800  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                       5.04         10/15/2042            8,716
     1,429  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                       5.32          1/12/2043            1,541
     1,145  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                       5.49          4/15/2043            1,204
     1,265  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                       5.79          6/12/2043            1,351
       888  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                       5.82          6/12/2043              899

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    3,727  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                    5.42%        12/12/2043          $    3,993
     5,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                    5.46         12/12/2043               5,263
     3,650  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                    5.30         12/15/2044               3,991
     3,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                    5.34         12/15/2044               3,322
     2,318  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                    5.88          4/15/2045               2,449
     3,465  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                    5.88          4/15/2045               3,946
    10,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                    3.51          5/15/2045              10,779
       675  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                    5.37          5/15/2045                 711
     2,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                    5.48          5/15/2045               2,145
       902  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                    4.63          3/15/2046                 903
     5,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.(a)                                 5.49          8/15/2046               5,978
     5,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                    5.37          5/15/2047               5,357
       525  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                    5.82          2/12/2049                 525
     2,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                    6.26          2/15/2051               2,250
       789  LB-UBS Commercial Mortgage Trust                      5.25          6/15/2029                 805
     4,000  LB-UBS Commercial Mortgage Trust                      5.02          8/15/2029               4,204
     3,000  LB-UBS Commercial Mortgage Trust                      5.21          4/15/2030               3,179
     7,096  LB-UBS Commercial Mortgage Trust                      5.47         11/15/2030               7,350
     3,000  LB-UBS Commercial Mortgage Trust                      5.22          2/15/2031               3,320
     1,770  LB-UBS Commercial Mortgage Trust                      5.64          3/15/2032               1,846
       667  LB-UBS Commercial Mortgage Trust                      7.59          3/15/2032                 667
     2,999  LB-UBS Commercial Mortgage Trust(a)                   5.33         12/15/2036               2,999
     2,000  LB-UBS Commercial Mortgage Trust                      5.35         11/15/2038               2,281
     7,750  LB-UBS Commercial Mortgage Trust                      5.38         11/15/2038               8,606
     6,000  LB-UBS Commercial Mortgage Trust                      5.41          9/15/2039               6,787
     2,000  LB-UBS Commercial Mortgage Trust                      5.39          4/15/2040               1,030
     5,000  LB-UBS Commercial Mortgage Trust                      5.28          2/15/2041               4,944
     2,000  Merrill Lynch Mortgage Trust                          5.24         11/12/2037               2,125
     1,101  Merrill Lynch Mortgage Trust                          4.96          7/12/2038               1,121
     2,000  Merrill Lynch Mortgage Trust                          5.10          7/12/2038               1,412

================================================================================

36  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    5,000  Merrill Lynch Mortgage Trust                          5.14%         7/12/2038          $    5,204
     1,161  Merrill Lynch Mortgage Trust                          5.61          5/12/2039               1,167
     3,000  Merrill Lynch Mortgage Trust                          5.67          5/12/2039               2,922
     2,000  Merrill Lynch Mortgage Trust                          4.86         10/12/2041               2,121
     4,285  Merrill Lynch Mortgage Trust                          4.92         10/12/2041               4,491
     1,516  Merrill Lynch Mortgage Trust                          5.76          8/12/2043               1,558
     2,000  Merrill Lynch Mortgage Trust                          5.38          1/12/2044               1,685
     2,900  Merrill Lynch Mortgage Trust                          5.38          8/12/2048               3,309
     2,000  Merrill Lynch Mortgage Trust(a)                       6.27          2/12/2051               1,858
     2,000  Merrill Lynch Mortgage Trust                          6.27          2/12/2051               1,992
     2,000  Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                      5.92          6/12/2046               1,845
     1,420  Merrill Lynch-Countrywide Commercial
            Mortgage Trust                                        5.38          7/12/2046               1,463
     2,746  Morgan Stanley Capital I, Inc.                        5.97          8/12/2041               2,872
     5,000  Morgan Stanley Capital I, Inc.                        5.37         12/15/2043               5,683
     3,629  Morgan Stanley Capital I, Inc.                        5.69          7/12/2044               3,679
     3,000  Morgan Stanley Capital I, Inc.                        5.79          7/12/2044               3,278
     3,445  Morgan Stanley Capital I, Inc.                        4.89          6/12/2047               3,752
     3,000  Morgan Stanley Capital I, Inc.                        4.77          7/15/2056               3,152
     5,000  Royal Bank of Scotland(a)                             5.88          6/16/2049               5,757
     3,000  Timberstar Trust(a)                                   5.75         10/15/2036               3,372
    10,000  UBS Commercial Mortgage Trust                         3.39          5/10/2045              10,678
     4,756  UBS-Citigroup Commercial Mortgage Trust(a)            5.15          1/10/2045               5,626
       275  Wachovia Bank Commercial Mortgage Trust(a)            4.94         11/15/2034                 275
     3,000  Wachovia Bank Commercial Mortgage Trust               5.08         11/15/2035               3,096
       437  Wachovia Bank Commercial Mortgage Trust               4.38         10/15/2041                 437
     2,000  Wachovia Bank Commercial Mortgage Trust               5.08          3/15/2042               2,157
       864  Wachovia Bank Commercial Mortgage Trust               4.81          4/15/2042                 898
     4,860  Wachovia Bank Commercial Mortgage Trust               5.18          7/15/2042               5,301
     5,592  Wachovia Bank Commercial Mortgage Trust               5.61          3/15/2045               6,204
       531  Wachovia Bank Commercial Mortgage Trust               5.94          6/15/2045                 538
     5,000  Wachovia Bank Commercial Mortgage Trust               5.80          7/15/2045               5,604
     2,846  Wachovia Bank Commercial Mortgage Trust               5.50         10/15/2048               2,879
     1,000  Wachovia Bank Commercial Mortgage Trust               5.57         10/15/2048               1,138
     3,000  Wachovia Bank Commercial Mortgage Trust               5.60         10/15/2048               3,321
     5,000  Wachovia Bank Commercial Mortgage Trust               5.34         11/15/2048               5,657
     5,000  Wachovia Bank Commercial Mortgage Trust               5.74          6/15/2049               5,797
     3,000  Wells Fargo Commercial Mortgage Trust(a)              5.28         11/15/2043               3,505
     6,000  WF-RBS Commercial Mortgage Trust(a)                   5.17          2/15/2044               6,922
                                                                                                   ----------
                                                                                                      481,256
                                                                                                   ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.9%)
    36,481  J.P. Morgan Chase Commercial Mortgage Securities
              Corp., acquired 9/28/2012; cost $4,980(i)           2.22         10/15/2045               4,929

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$   36,576  Morgan Stanley Capital I, Inc., acquired
              8/05/2009; cost $542(a),(i)                         0.45%         6/12/2047          $       77
    38,385  Morgan Stanley-BAML Trust, acquired
              10/05/2012; cost $4,987(a),(i)                      2.19         11/15/2045               4,939
    32,792  UBS Commercial Mortgage Trust, acquired
              5/01/2012; cost $4,964(a),(i)                       2.36          5/10/2045               4,991
    80,056  WF-RBS Commercial Mortgage Trust, acquired
              12/04/2012; cost $9,988(a),(i)                      1.86         12/15/2045              10,011
                                                                                                   ----------
                                                                                                       24,947
                                                                                                   ----------
            Total Financials                                                                          506,203
                                                                                                   ----------
            Total Commercial Mortgage Securities (cost: $468,283)                                     506,203
                                                                                                   ----------
            U.S. GOVERNMENT AGENCY ISSUES (1.9%)(j)

            COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
     8,500  Freddie Mac(+)                                        2.22         12/25/2018               8,854
                                                                                                   ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.9%)
   203,833  Fannie Mae(+)                                         0.68          4/25/2022               9,894
    24,251  Freddie Mac(+)                                        1.75          3/25/2022               2,993
    44,666  Freddie Mac(+)                                        1.46         12/25/2021               4,434
    74,511  Freddie Mac(+)                                        1.32          8/25/2022               7,312
                                                                                                   ----------
                                                                                                       24,633
                                                                                                   ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.7%)
    18,000  Fannie Mae(+)                                         2.50          7/01/2027              18,664
       697  Freddie Mac(+)(k)                                     5.00          9/01/2020                 751
       527  Freddie Mac(+)                                        5.50          4/01/2036                 572
                                                                                                   ----------
                                                                                                       19,987
                                                                                                   ----------
            Total U.S. Government Agency Issues (cost: $52,175)                                        53,474
                                                                                                   ----------
            U.S. TREASURY SECURITIES (2.6%)

            BONDS (1.5%)
    20,000  2.75%, 8/15/2042                                                                           18,422
    20,000  3.00%, 5/15/2042                                                                           19,453
     5,000  3.13%, 2/15/2042(k)                                                                         4,993
                                                                                                   ----------
                                                                                                       42,868
                                                                                                   ----------
            NOTES (1.1%)
     5,000  1.63%, 8/15/2022                                                                            4,865
    15,000  2.00%, 2/15/2022                                                                           15,215
    10,000  2.13%, 8/15/2021                                                                           10,320
                                                                                                   ----------
                                                                                                       30,400
                                                                                                   ----------
            Total U.S. Treasury Securities (cost: $75,896)                                             73,268
                                                                                                   ----------

================================================================================

38  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (4.7%)

            AIRPORT/PORT (0.1%)
$    2,000  College Park (INS)                                    5.76%         1/01/2015          $    2,066
     1,080  Riverside (INS)                                       5.19          8/01/2017               1,083
                                                                                                   ----------
                                                                                                        3,149
                                                                                                   ----------
            APPROPRIATED DEBT (0.7%)
     3,000  Baltimore City Board of School Commissioners          5.69         12/15/2025               3,570
     1,250  Escondido Joint Powers Financing Auth. (INS)          5.53          9/01/2018               1,311
     3,000  Kannapolis Ltd.                                       7.28          3/01/2027               3,262
     1,500  Kentucky State Property and Buildings Commission      4.08         11/01/2015               1,625
     5,000  Miami-Dade County School Board                        5.38          5/01/2031               5,856
     4,000  Palm Beach County School Board                        5.40          8/01/2025               4,572
                                                                                                   ----------
                                                                                                       20,196
                                                                                                   ----------
            CASINOS & GAMING (0.1%)
     1,000  Mashantucket (Western) Pequot Tribe(a),(l)            5.91          9/01/2021                 680
       460  Seneca Nation of Indians Capital Improvements Auth.   6.75         12/01/2013                 460
                                                                                                   ----------
                                                                                                        1,140
                                                                                                   ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
       780  American Eagle Northwest, LLC                         4.97         12/15/2018                 807
                                                                                                   ----------
            EDUCATION (1.2%)
     1,780  Austin CCD                                            5.20          2/01/2020               1,858
     3,430  Austin CCD                                            6.76          8/01/2030               4,332
     1,130  California State Univ. (INS)                          5.27         11/01/2017               1,178
     1,000  Colorado State Board of Governors Univ.
              Enterprise System                                   4.90          3/01/2021               1,089
     3,000  Los Alamitos USD No. 1                                6.19          2/01/2026               3,547
     3,000  Miami Univ. (A State Univ. of Ohio)                   6.67          9/01/2028               3,682
    10,000  New Jersey EDA                                        5.25          9/01/2026              11,839
     3,000  Rensselaer Polytechnic Institute                      5.60          9/01/2020               3,419
     1,000  Univ. of Oklahoma                                     5.25         11/01/2019               1,044
                                                                                                   ----------
                                                                                                       31,988
                                                                                                   ----------
            ELECTRIC/GAS UTILITIES (0.2%)
     2,000  American Municipal Power, Inc.                        3.82          2/15/2014               2,055
     1,845  Piedmont Municipal Power Agency                       4.34          1/01/2017               1,895
                                                                                                   ----------
                                                                                                        3,950
                                                                                                   ----------
            GENERAL OBLIGATION (0.9%)
     1,250  Las Virgenes USD                                      5.54          8/01/2025               1,452
     3,000  Long Beach USD                                        5.91          8/01/2025               3,721
     5,000  New York City                                         6.27         12/01/2037               6,565

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    5,000  Washington                                            5.25%         2/01/2036          $    5,894
     4,045  Will County, Illinois                                 3.83         11/15/2016               4,423
     1,520  Will County, Illinois                                 4.08         11/15/2017               1,688
     1,405  Will County, Illinois                                 4.28         11/15/2018               1,587
                                                                                                   ----------
                                                                                                       25,330
                                                                                                   ----------
            HOSPITAL (0.2%)
     1,000  Medical Univ. (INS)(PRE)                              5.01          2/15/2015               1,067
     3,000  Novant Health, Inc.                                   5.35         11/01/2016               3,343
                                                                                                   ----------
                                                                                                        4,410
                                                                                                   ----------
            MISCELLANEOUS (0.0%)
       658  Keenan Dev. Association of Tennessee, LLC (INS)       5.02          7/15/2028                 687
                                                                                                   ----------
            MULTIFAMILY HOUSING (0.2%)
     5,000  New York State Mortgage Agency                        4.20         10/01/2027               5,281
                                                                                                   ----------
            NURSING/CCRC (0.0%)
     1,125  Statewide Communities Dev. Auth. (INS)                5.59          2/01/2015               1,128
                                                                                                   ----------
            PAPER PRODUCTS (0.1%)
     2,000  Georgetown County Environmental Improvement           6.25          9/01/2023               2,007
                                                                                                   ----------
            SALES TAX (0.1%)
     3,300  Miami-Dade County Transit System                      4.59          7/01/2021               3,670
                                                                                                   ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.7%)
     2,000  Florida State Department of Environmental Protection  5.76          7/01/2020               2,292
     1,745  Metropolitan Nashville Airport Auth. (INS)            5.14          7/01/2018               1,907
     3,000  MTA                                                   5.20         11/15/2018               3,418
     5,000  MTA                                                   6.73         11/15/2030               6,265
     3,000  New Jersey Transportation Trust Fund Auth.            5.75         12/15/2028               3,591
     2,500  New York City Transitional Finance Auth.              5.00          2/01/2035               2,893
                                                                                                   ----------
                                                                                                       20,366
                                                                                                   ----------
            WATER UTILITIES (0.1%)
     3,000  Connecticut Dev. Auth.                                5.50          4/01/2021               3,515
                                                                                                   ----------
            WATER/SEWER UTILITY (0.1%)
     2,500  Tohopekaliga Water Auth.                              5.25         10/01/2036               2,923
                                                                                                   ----------
            Total Municipal Bonds (cost: $113,916)                                                    130,547
                                                                                                   ----------

================================================================================

40  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                                 MARKET
$(000)/                                                                                                 VALUE
SHARES      SECURITY                                                                                    (000)
-------------------------------------------------------------------------------------------------------------
            PREFERRED STOCKS (1.7%)

            CONSUMER STAPLES (0.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
   105,000  Dairy Farmers of America, Inc., 7.88%,
              cumulative redeemable, perpetual(a)                                                  $   11,271
                                                                                                   ----------
            ENERGY (0.1%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     3,000  Chesapeake Energy Corp., 5.75%, perpetual(a)                                                3,072
                                                                                                   ----------
            FINANCIALS (0.4%)
            -----------------
            DIVERSIFIED BANKS (0.2%)
    50,000  HSBC Holdings plc, 6.20%, perpetual                                                         1,263
     5,000  US Bancorp, 7.19%, perpetual                                                                4,588
                                                                                                   ----------
                                                                                                        5,851
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (0.0%)
    $3,000  Syncora Holdings Ltd., 6.88%, perpetual(h)                                                      -
                                                                                                   ----------
            REGIONAL BANKS (0.0%)
         2  CoBank ACB, 6.11%, perpetual(a)                                                             1,370
                                                                                                   ----------
            REINSURANCE (0.0%)
     2,000  American Overseas Group Ltd., 7.50%, non-cumulative,
              perpetual, acquired 1/23/2007 - 3/02/2007; cost $2,058(h),(i)                               500
                                                                                                   ----------
            REITs - INDUSTRIAL (0.0%)
    30,000  ProLogis, Inc., Series O, 7.00%, cumulative redeemable, perpetual                             762
                                                                                                   ----------
            REITs - OFFICE (0.2%)
   160,000  Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                        4,194
                                                                                                   ----------
            Total Financials                                                                           12,677
                                                                                                   ----------
            INDUSTRIALS (0.2%)
            ------------------
            OFFICE SERVICES & SUPPLIES (0.2%)
     6,000  Pitney Bowes International Holdings, Series F, 6.13%, cumulative
              redeemable, perpetual(a)                                                                  5,374
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     4,000  Centaur Funding Corp., 9.08%(a)                                                             5,025
                                                                                                   ----------
            UTILITIES (0.4%)
            ----------------
            ELECTRIC UTILITIES (0.4%)
    99,000  Southern California Edison, Series D, 6.50%, cumulative
              redeemable, perpetual                                                                    10,565
                                                                                                   ----------
            Total Preferred Stocks (cost: $48,226)                                                     47,984
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                                 MARKET
$(000)/                                                          COUPON                                 VALUE
SHARES      SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (2.2%)

            VARIABLE-RATE DEMAND NOTES (2.1%)

            CONSUMER DISCRETIONARY (0.6%)
            -----------------------------
            GENERAL MERCHANDISE STORES (0.2%)
$    6,745  Marion EDA (LOC - Key Bank, N.A.)                    0.35%         2/01/2035           $    6,745
                                                                                                   ----------
            LEISURE FACILITIES (0.4%)
    10,000  Twins Ballpark, LLC (INS)(LIQ)(a)                    0.80         10/01/2034               10,000
                                                                                                   ----------
            Total Consumer Discretionary                                                               16,745
                                                                                                   ----------
            MATERIALS (0.8%)
            ----------------
            STEEL (0.8%)
    10,000  Berkeley County                                      0.39          3/01/2029               10,000
    13,300  Blytheville                                          0.34          6/01/2028               13,300
                                                                                                   ----------
                                                                                                       23,300
                                                                                                   ----------
            Total Materials                                                                            23,300
                                                                                                   ----------
            MUNICIPAL BONDS (0.7%)
            ----------------------
            AIRPORT/PORT (0.3%)
     7,850  Clark County (LOC - Landesbank Baden-Wurttemberg)    0.40          7/01/2029                7,850
                                                                                                   ----------
            NURSING/CCRC (0.4%)
    10,000  EDA (LOC - Sovereign Bank)                           0.81          5/15/2033               10,000
                                                                                                   ----------
            Total Municipal Bonds                                                                      17,850
                                                                                                   ----------
            Total Variable-Rate Demand Notes                                                           57,895
                                                                                                   ----------
            MONEY MARKET FUNDS (0.1%)
 2,032,809  State Street Institutional Liquid Reserve Fund, 0.14%(m)                                    2,033
                                                                                                   ----------
            Total Money Market Instruments (cost: $59,928)                                             59,928
                                                                                                   ----------

            TOTAL INVESTMENTS (COST: $2,556,872)                                                   $2,769,457
                                                                                                   ==========

-------------------------------------------------------------------------------------------------------------
                                                                                                   UNREALIZED
NUMBER OF                                                                    CONTRACT            APPRECIATION/
CONTRACTS                                                       EXPIRATION    VALUE             (DEPRECIATION)
LONG/(SHORT)  SECURITY                                             DATE       (000)                      (000)
-------------------------------------------------------------------------------------------------------------
              FUTURES (3.0%)
       300    10YR U.S. Treasury Note Futures                    3/19/2013    $39,384                 $  (558)
       300    30YR U.S. Treasury Bond Futures                    3/19/2013     43,041                  (1,790)
                                                                              -------                 -------

              TOTAL FUTURES                                                   $84,425                 $(2,348)
                                                                              =======                 =======

================================================================================

42  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

---------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                            (LEVEL 1)          (LEVEL 2)     (LEVEL 3)
                                        QUOTED PRICES  OTHER SIGNIFICANT   SIGNIFICANT
                                    IN ACTIVE MARKETS         OBSERVABLE  UNOBSERVABLE
ASSETS                           FOR IDENTICAL ASSETS             INPUTS        INPUTS        TOTAL
---------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                       $ 5,414         $1,437,435        $    -   $1,442,849
  Eurodollar And Yankee Obligations                 -            395,312             -      395,312
  Asset-Backed Securities                           -             53,409         6,483       59,892
  Commercial Mortgage Securities                    -            506,203             -      506,203
  U.S. Government Agency Issues                     -             53,474             -       53,474
  U.S. Treasury Securities                     73,268                  -             -       73,268
  Municipal Bonds                                   -            130,547             -      130,547

Equity Securities:
  Preferred Stocks                              1,263             46,221           500       47,984

Money Market Instruments:
  Variable-Rate Demand Notes                        -             57,895             -       57,895
  Money Market Funds                            2,033                  -             -        2,033

Futures*                                       (2,348)                 -             -       (2,348)
---------------------------------------------------------------------------------------------------
Total                                         $79,630         $2,680,496        $6,983   $2,767,109
---------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

-----------------------------------------------------------------------------------------------------
                                                     ASSET-BACKED SECURITIES         PREFERRED STOCKS
-----------------------------------------------------------------------------------------------------
Balance as of July 31, 2012                                  $    -                             $500
Purchases                                                         -                                -
Sales                                                          (185)                               -
Transfers into Level 3                                        6,612                                -
Transfers out of Level 3                                          -                                -
Net realized gain (loss) on investments                           4                                -
Change in net unrealized appreciation/depreciation               52                                -
  of investments
-----------------------------------------------------------------------------------------------------
Balance as of January 31, 2013                               $6,483                             $500
-----------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through January 31, 2013, asset-backed securities with a fair value of $6,612,000 were transferred from Level 2 to Level 3. Due to an assessment of events at the end of the reporting period, these securities had a single broker quote provided to the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 13.3% of net assets at January 31, 2013.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

44  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    CCD      Community College District
    EDA      Economic Development Authority
    MTA      Metropolitan Transportation Authority
    PRE      Prefunded to a date prior to maturity
    REIT     Real estate investment trust
    USD      Unified School District

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS)  Principal and interest payments are insured by one of the following:
           AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., MBIA Insurance Corp., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from JPMorgan chase Bank, N.A. or U.S. Bank, N.A.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and

================================================================================

46  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

        cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (c) At January 31, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (d) The security, or a portion thereof, is segregated to cover the value of open futures contracts at January 31, 2013.

    (e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2013.

    (f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (g) At January 31, 2013, the aggregate market value of securities purchased on a delayed-delivery basis was $5,073,000, all of which were when-issued securities.

    (h) Security was fair valued at January 31, 2013, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

    (i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2013, was $25,447,000, which represented 0.9% of the Fund's net assets.

    (j) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  47

================================================================================

        enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or
        FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

    (k) Securities with a value of $5,744,000 are segregated as collateral for initial margin requirements on open futures contracts.

    (l) Currently the issuer is in default with respect to interest and/or principal payments.

    (m) Rate represents the money market fund annualized seven-day yield at January 31, 2013.

See accompanying notes to financial statements.

================================================================================

48  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,556,872)          $2,769,457
  Cash                                                                          2,663
  Receivables:
     Capital shares sold:
        Affiliated transactions (Note 7)                                           88
        Nonaffiliated transactions                                             42,248
     USAA Asset Management Company (Note 6C)                                      317
     Dividends and interest                                                    28,506
     Securities sold                                                               13
                                                                           ----------
        Total assets                                                        2,843,292
                                                                           ----------
LIABILITIES
  Payables:
     Securities purchased                                                       7,342
     Capital shares redeemed                                                   41,764
     Dividends on capital shares                                                  485
  Variation margin on futures contracts                                         2,344
  Accrued management fees                                                         816
  Accrued transfer agent's fees                                                   157
  Other accrued expenses and payables                                              95
                                                                           ----------
        Total liabilities                                                      53,003
                                                                           ----------
           Net assets applicable to capital shares outstanding             $2,790,289
                                                                           ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                          $2,576,509
  Overdistribution of net investment income                                        (1)
  Accumulated net realized gain on investments and futures transactions         3,544
  Net unrealized appreciation of investments and futures contracts            210,237
                                                                           ----------
           Net assets applicable to capital shares outstanding             $2,790,289
                                                                           ==========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $1,788,454/162,509 shares outstanding)     $    11.01
                                                                           ==========
     Institutional Shares (net assets of $993,603/90,282
        shares outstanding)                                                $    11.01
                                                                           ==========
     Adviser Shares (net assets of $8,232/748 shares outstanding)          $    11.00
                                                                           ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  49

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                                $  2,251
  Interest                                                                   65,830
                                                                           --------
     Total income                                                            68,081
                                                                           --------
EXPENSES
  Management fees                                                             4,627
  Administration and servicing fees:
     Fund Shares                                                              1,488
     Institutional Shares                                                       338
     Adviser Shares                                                               6
  Transfer agent's fees:
     Fund Shares                                                              1,786
     Institutional Shares                                                       338
  Distribution and service fees (Note 6E):
     Adviser Shares                                                              10
  Custody and accounting fees:
     Fund Shares                                                                140
     Institutional Shares                                                        47
     Adviser Shares                                                               1
  Postage:
     Fund Shares                                                                 40
  Shareholder reporting fees:
     Fund Shares                                                                 34
  Trustees' fees                                                                  6
  Registration fees:
     Fund Shares                                                                 41
     Institutional Shares                                                        20
     Adviser Shares                                                              12
  Professional fees                                                              77
  Other                                                                          23
                                                                           --------
     Total expenses                                                           9,034
  Expenses reimbursed:
     Fund Shares                                                               (676)
     Shares                                                                      (5)
                                                                           --------
           Net expenses                                                       8,353
                                                                           --------
NET INVESTMENT INCOME                                                        59,728
                                                                           --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
  Net realized gain on:
     Investments                                                              4,228
     Futures transactions                                                       570
  Change in net unrealized appreciation/depreciation of:
     Investments                                                             50,554
     Futures contracts                                                       (2,951)
                                                                           --------
           Net realized and unrealized gain                                  52,401
                                                                           --------
  Increase in net assets resulting from operations                         $112,129
                                                                           ========

See accompanying notes to financial statements.

================================================================================

50  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited), and year ended July 31, 2012

------------------------------------------------------------------------------------------

                                                               1/31/2013         7/31/2012
------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                       $   59,728        $  108,611
  Net realized gain on investments                                 4,228            18,625
  Net realized gain on futures transactions                          570                 -
  Change in net unrealized appreciation/depreciation of:
     Investments                                                  50,554            31,887
     Futures contracts                                            (2,951)              603
                                                              ----------------------------
     Increase in net assets resulting from operations            112,129           159,726
                                                              ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
     Fund Shares                                                 (44,330)          (95,878)
     Institutional Shares                                        (15,228)          (12,408)
     Adviser Shares                                                 (171)             (325)
                                                              ----------------------------
        Total distributions of net investment income             (59,729)         (108,611)
                                                              ----------------------------
  Net realized gains:
     Fund Shares                                                  (3,550)                -
     Institutional Shares                                         (1,846)                -
     Adviser Shares                                                  (16)                -
                                                              ----------------------------
        Total distributions of net realized gains                 (5,412)                -
                                                              ----------------------------
     Distributions to shareholders                               (65,141)         (108,611)
                                                              ----------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                   (367,981)          343,311
  Institutional Shares                                           648,928           133,464
  Adviser Shares                                                     157             1,663
                                                              ----------------------------
     Total net increase in net assets from capital
        share transactions                                       281,104           478,438
                                                              ----------------------------
  Net increase in net assets                                     328,092           529,553
NET ASSETS
  Beginning of period                                          2,462,197         1,932,644
                                                              ----------------------------
  End of period                                               $2,790,289        $2,462,197
                                                              ============================
Overdistribution net investment income:
  End of period                                               $       (1)       $        -
                                                              ============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  51

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income without undue risk to principal.

The Fund has three classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), and Intermediate-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons

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52  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

       the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager

================================================================================

54  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

       under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stock, certain bonds, valued based on methods discussed in Note 1A1, and variable-rate demand notes, which are valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by tender offers or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use

================================================================================

56  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JANUARY 31, 2013* (IN THOUSANDS)

                                  ASSET DERIVATIVES                 LIABILITY DERIVATIVES
----------------------------------------------------------------------------------------------
                            STATEMENT OF                     STATEMENT OF
DERIVATIVES NOT             ASSETS AND                       ASSETS AND
ACCOUNTED FOR AS            LIABILITIES                      LIABILITIES
HEDGING INSTRUMENTS         LOCATION         FAIR VALUE      LOCATION               FAIR VALUE
----------------------------------------------------------------------------------------------
Interest rate contracts         -                $-          Net Unrealized           $2,348**
                                                             depreciation of
                                                             investments and
                                                             futures contracts
----------------------------------------------------------------------------------------------

   * For open derivative instruments as of January 31, 2013, see the portfolio of investments, which also is indicative of activity for the six-month period ended January 31, 2013.
   ** Includes cumulative appreciation (depreciation) of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2013 (IN THOUSANDS)

                                                                         CHANGE IN
DERIVATIVES NOT                                                          UNREALIZED
ACCOUNTED FOR            STATEMENT OF             REALIZED               APPRECIATION
AS HEDGING               OPERATIONS               GAIN ON                (DEPRECIATION)
INSTRUMENTS              LOCATION                 DERIVATIVES            ON DERIVATIVES
---------------------------------------------------------------------------------------
Interest rate contracts  Net realized and            $570                   $(2,951)
                         unrealized gain on
                         investments and futures
                         transactions/ Change in
                         unrealized appreciation
                         (depreciation) of
                         futures contracts
---------------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued

================================================================================

58  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. For the year ended January 31, 2013, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $4,998,000; all of which were when-issued securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the six-month period ended January 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2013, the Fund paid CAPCO facility fees of $8,000, which represents 4.6% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2013, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

================================================================================

60  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

At July 31, 2012, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2013, were $343,649,000 and $129,263,000, respectively.

As of January 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2013, were $229,560,000 and $16,975,000, respectively, resulting in net unrealized appreciation of $212,585,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                      SIX-MONTH PERIOD ENDED              YEAR ENDED
                                             1/31/2013                    7/31/2012
------------------------------------------------------------------------------------------
                                       SHARES         AMOUNT         SHARES        AMOUNT
                                      ----------------------------------------------------
FUND SHARES:
Shares sold                            31,251       $ 342,214        67,364      $ 707,672
Shares issued from reinvested
  dividends                             4,109          45,087         8,637         90,924
Shares redeemed                       (68,817)       (755,282)      (43,353)      (455,285)
                                      ----------------------------------------------------
Net increase (decrease) from
  capital share transactions          (33,457)      $(367,981)       32,648      $ 343,311
                                      ====================================================
INSTITUTIONAL SHARES:
Shares sold                            65,014       $ 713,179        20,161      $ 212,037
Shares issued from
  reinvested dividends                  1,552          17,073         1,176         12,408
Shares redeemed                        (7,423)        (81,324)       (8,581)       (90,981)
                                      ----------------------------------------------------
Net increase from
  capital share transactions           59,143       $ 648,928        12,756      $ 133,464
                                      ====================================================
ADVISER SHARES:
Shares sold                                36       $     397           195      $   2,055
Shares issued from
  reinvested dividends                      6              64             8             79
Shares redeemed                           (28)           (304)          (45)          (471)
                                      ----------------------------------------------------
Net increase from
  capital share transactions               14       $     157           158      $   1,663
                                      ====================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The base fee, which is

================================================================================

62  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the six-month period ended January 31, 2013, the Fund's effective annualized base fee was 0.31% of the Fund's average net assets for the same period.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Intermediate Investment Grade Funds Index over the performance period. The Lipper Intermediate Investment Grade Funds Index tracks the total return performance of the 30 largest funds in the Lipper Intermediate Investment Grade Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point (0.01%). Average net assets of the shares class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Investment Grade Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $4,627,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $485,000, $63,000, and $1,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.05%, 0.02%, and 0.03%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2013, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,488,000, $338,000, and $6,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2013, the Fund reimbursed the Manager $43,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2013, to limit the annual expenses of the Fund Shares and the Adviser Shares to 0.65% and 0.95%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares

================================================================================

64  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    and Adviser Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through December 1, 2013, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2013, the Fund incurred reimbursable expenses from the Manager for the Fund Shares and the Adviser Shares of $676,000 and $5,000, respectively, of which $317,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2013, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,786,000, $338,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

    deferred sales charge. For the six-month period ended January 31, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $10,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 14 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2013, the Fund recorded a receivable for capital shares sold of $88,000 for the USAA fund-of-funds' purchases and redemptions of Institutional Shares. As of January 31, 2013, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                       0.4
USAA Target Retirement Income Fund                                       2.4
USAA Target Retirement 2020 Fund                                         2.9
USAA Target Retirement 2030 Fund                                         2.9
USAA Target Retirement 2040 Fund                                         1.2
USAA Target Retirement 2050 Fund                                         0.4

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2013, USAA and its affiliates owned 490,000 shares, which represent 65.5% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

66  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2013, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                     NET REALIZED
                                                      COST TO          GAIN TO
        SELLER                 PURCHASER             PURCHASER          SELLER
---------------------------------------------------------------------------------
USAA Real Return Fund     USAA Intermediate-Term
                            Bond Fund               $1,100,000         $107,000
USAA Short-Term           USAA Intermediate-Term
  Bond Fund                 Bond Fund                    7,000                -
USAA High Income Fund     USAA Intermediate-Term
                            Bond Fund                5,375,000          320,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                           YEAR ENDED JULY 31,
                              ---------------------------------------------------------------------------------
                                    2013          2012          2011          2010           2009          2008
                              ---------------------------------------------------------------------------------
Net asset value at
  beginning of period         $    10.81    $    10.60    $    10.12    $     8.93       $   9.32      $   9.85
                              ---------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .25           .53           .56           .58            .58           .53
  Net realized and
    unrealized gain (loss)           .22           .21           .47          1.19           (.39)         (.53)
                              ---------------------------------------------------------------------------------
Total from investment
  operations                         .47           .74          1.03          1.77            .19           .00(d)
                              ---------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.25)         (.53)         (.55)         (.58)          (.58)         (.53)
  Realized capital gains            (.02)            -             -             -              -             -
                              ---------------------------------------------------------------------------------
Total distributions                 (.27)         (.53)         (.55)         (.58)          (.58)         (.53)
                              ---------------------------------------------------------------------------------
Net asset value at
  end of period               $    11.01    $    10.81    $    10.60    $    10.12       $   8.93      $   9.32
                              =================================================================================
Total return (%)*                   4.36          7.27         10.44         20.30           2.71          (.08)
Net assets at
  end of period (000)         $1,788,454    $2,117,767    $1,731,646    $1,248,509       $951,548      $966,308
Ratios to average
  net assets:**
  Expenses (%)(a)                    .65(b)        .65           .65           .65            .65           .65
  Expenses, excluding
    reimbursements (%)(a)            .72(b)        .72           .72           .69            .70           .69
  Net investment income (%)         4.46(b)       5.07          5.33          6.00           6.93          5.48
Portfolio turnover (%)                 5            17            16(e)         37             49(c)         21

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were
    $1,969,727,000.
(a) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects increased trading activity due to market volatility.
(d) Represents less than $0.01 per share.
(e) Reflects decreased trading activity due to volatile market environment.

================================================================================

68  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED                YEAR ENDED JULY 31,             PERIOD ENDED
                                      JANUARY 31,    ---------------------------------------       JULY 31,
                                         2013            2012            2011           2010        2009***
                                     ----------------------------------------------------------------------
Net asset value at
  beginning of period                $  10.81        $  10.60        $  10.12        $   8.93       $  9.32
                                     ----------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                   .25             .54             .58             .60           .59
  Net realized and
    unrealized gain (loss)                .22             .21             .48            1.19          (.39)
                                     ----------------------------------------------------------------------
Total from investment
  operations                              .47             .75            1.06            1.79           .20
                                     ----------------------------------------------------------------------
Less distributions from:
  Net investment income                  (.25)           (.54)           (.58)           (.60)         (.59)
  Realized capital gains                 (.02)              -               -               -             -
                                     ----------------------------------------------------------------------
Total distributions                      (.27)           (.54)           (.58)           (.60)         (.59)
                                     ----------------------------------------------------------------------
Net asset value at
  end of period                      $  11.01        $  10.81        $  10.60        $  10.12       $  8.93
                                     ======================================================================
Total return (%)*                        4.41            7.37           10.66           20.53          2.86
Net assets at end
  of period (000)                    $993,603        $336,501        $194,889        $116,451       $46,888
Ratios to average
  net assets:**
  Expenses (%)(a)                         .55(b)          .56             .45(d)          .46(d)        .46(b),(d)
  Net investment income (%)              4.50(b)         5.13            5.53            6.15          7.28(b)
Portfolio turnover (%)                      5              17              16(e)           37            49(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were
    $670,988,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects increased trading activity due to market volatility.
(d) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.46% of the Institutional Shares' average net assets.
(e) Reflects decreased trading activity due to volatile market environment.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                         SIX-MONTH
                                                       PERIOD ENDED    YEAR ENDED    PERIOD ENDED
                                                        JANUARY 31,      JULY 31,      JULY 31,
                                                           2013            2012         2011***
                                                       ------------------------------------------
Net asset value at beginning of period                   $10.80          $10.60        $10.11
                                                         ------------------------------------
Income from investment operations:
  Net investment income                                     .23             .50           .52
  Net realized and unrealized gain                          .22             .20           .49
                                                         ------------------------------------
Total from investment operations                            .45             .70          1.01
                                                         ------------------------------------
Less distributions from:
  Net investment income                                    (.23)           (.50)         (.52)
  Realized capital gains                                   (.02)              -             -
                                                         ------------------------------------
Total distributions                                        (.25)           (.50)         (.52)
                                                         ------------------------------------
Net asset value at end of period                         $11.00          $10.80        $10.60
                                                         ====================================
Total return (%)*                                          4.20            6.86         10.19
Net assets at end of period (000)                        $8,232          $7,929        $6,109
Ratios to average net assets:**
  Expenses (%)(b)                                           .95(a)          .95           .95(a)
  Expenses, excluding reimbursements (%)(b)                1.08(a)         1.14          1.70(a)
  Net investment income (%)                                4.15(a)         4.76          5.02(a)
Portfolio turnover (%)                                        5              17            16(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were
    $8,144,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Reflects decreased trading activity due to volatile market environment.

================================================================================

70  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2012, through January 31, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the

================================================================================

                                                           EXPENSE EXAMPLE |  71

================================================================================

Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                   BEGINNING              ENDING             DURING PERIOD*
                                  ACCOUNT VALUE        ACCOUNT VALUE        AUGUST 1, 2012 -
                                 AUGUST 1, 2012      JANUARY 31, 2013       JANUARY 31, 2013
                                 -----------------------------------------------------------
FUND SHARES
Actual                              $1,000.00            $1,043.60               $3.35

Hypothetical
  (5% return before expenses)        1,000.00             1,021.93                3.31

INSTITUTIONAL SHARES
Actual                               1,000.00             1,044.10                2.83

Hypothetical
  (5% return before expenses)        1,000.00             1,022.43                2.80

ADVISER SHARES
Actual                               1,000.00             1,042.00                4.89

Hypothetical
  (5% return before expenses)        1,000.00             1,020.42                4.84

* Expenses are equal to the annualized expense ratio of 0.65% for Fund Shares, 0.55% for Institutional Shares, and 0.95% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 4.36% for Fund Shares, 4.41% for Institutional Shares, and 4.20% for Adviser Shares for the six-month period of August 1, 2012, through January 31, 2013.

================================================================================

72  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   40049-0313                                (C)2013, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2013

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     03-26-2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03-27-2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03-27-2013
         ------------------------------


*Print the name and title of each signing officer under his or her signature.